                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22127

                        RIVERSOURCE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 9/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

               RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS

                                AT SEPT. 30, 2008



Disciplined Asset Allocation Portfolios - Conservative

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (26.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (3.9%)
RiverSource Disciplined International Equity
 Fund                                                   72,721               $575,954
-------------------------------------------------------------------------------------


U.S. LARGE CAP (20.4%)
RiverSource Disciplined Equity Fund                    311,877              1,712,202
RiverSource Disciplined Large Cap Growth Fund          122,730                942,570
RiverSource Disciplined Large Cap Value Fund            41,841(b)             382,423
                                                                      ---------------
Total                                                                       3,037,195
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (1.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            38,393                286,797
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $4,266,404)                                                         $3,899,946
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (53.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (12.7%)
RiverSource Global Bond Fund                           289,360             $1,886,628
-------------------------------------------------------------------------------------


HIGH YIELD (2.0%)
RiverSource High Yield Bond Fund                       120,158                293,186
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                                  123,279              1,219,231
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                  83,082                744,414
-------------------------------------------------------------------------------------


INVESTMENT GRADE (25.9%)
RiverSource Diversified Bond Fund                      842,694              3,851,114
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $8,297,487)                                                         $7,994,573
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (10.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           159,184             $1,555,227
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,546,621)                                                         $1,555,227
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (9.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,428,207             $1,428,207
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,428,207)                                                         $1,428,207
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $15,538,719)(c)                                                    $14,877,953
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $15,539,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $8,000
Unrealized depreciation                                                       (669,000)

--------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(661,000)
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Disciplined Asset Allocation Portfolios - Conservative

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $14,877,953          $--             $--        $14,877,953



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------



Disciplined Asset Allocation Portfolios - Moderately Conservative

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (38.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (4.7%)
RiverSource Disciplined International Equity
 Fund                                                  132,075             $1,046,034
-------------------------------------------------------------------------------------


U.S. LARGE CAP (31.5%)
RiverSource Disciplined Equity Fund                    679,704              3,731,575
RiverSource Disciplined Large Cap Growth Fund          330,372              2,537,258
RiverSource Disciplined Large Cap Value Fund            76,296(b,c)           697,342
                                                                      ---------------
Total                                                                       6,966,175
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (1.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            57,393                428,724
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,387,801)                                                         $8,440,933
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (49.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (9.7%)
RiverSource Global Bond Fund                           329,631             $2,149,195
-------------------------------------------------------------------------------------


HIGH YIELD (2.2%)
RiverSource High Yield Bond Fund                       202,775                494,771
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (7.2%)
RiverSource Inflation Protected Securities
 Fund                                                  162,268              1,604,829
-------------------------------------------------------------------------------------


INTERNATIONAL (5.2%)
RiverSource Emerging Markets Bond Fund                 127,650              1,143,748
-------------------------------------------------------------------------------------


INVESTMENT GRADE (25.3%)
RiverSource Diversified Bond Fund                    1,223,407              5,590,969
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $11,421,421)                                                       $10,983,512
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (7.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           167,345             $1,634,958
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,628,313)                                                         $1,634,958
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,091,494             $1,091,494
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,091,494)                                                         $1,091,494
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $23,529,029)(d)                                                    $22,150,897
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund                                     7.92%


(d) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $23,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $7,000
Unrealized depreciation                                                      (1,385,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,378,000)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Disciplined Asset Allocation Portfolios - Moderately Conservative

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $22,150,897          $--             $--        $22,150,897



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------



Disciplined Asset Allocation Portfolios - Moderate

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (48.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (7.7%)
RiverSource Disciplined International Equity
 Fund                                                  373,282             $2,956,393
-------------------------------------------------------------------------------------


U.S. LARGE CAP (39.0%)
RiverSource Disciplined Equity Fund                  1,449,058              7,955,328
RiverSource Disciplined Large Cap Growth Fund          731,744              5,619,796
RiverSource Disciplined Large Cap Value Fund           148,220(b,c)         1,354,727
                                                                      ---------------
Total                                                                      14,929,851
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (1.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            98,894                738,738
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $21,462,783)                                                       $18,624,982
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (43.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (7.4%)
RiverSource Global Bond Fund                           436,131             $2,843,573
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       324,103                790,812
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.3%)
RiverSource Inflation Protected Securities
 Fund                                                  244,516              2,418,264
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                 215,504              1,930,913
-------------------------------------------------------------------------------------


INVESTMENT GRADE (22.5%)
RiverSource Diversified Bond Fund                    1,888,548              8,630,665
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $17,350,348)                                                       $16,614,227
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           189,888             $1,855,203
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,847,714)                                                         $1,855,203
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.2%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,238,868             $1,238,868
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,238,868)                                                         $1,238,868
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $41,899,713)(d)                                                    $38,333,280
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                  PERCENT OF SHARES HELD
-------------------------------------------------------
RiverSource Disciplined Large
  Cap Value Fund                         15.20%


(d) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $41,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $7,000
Unrealized depreciation                                                      (3,574,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(3,567,000)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Disciplined Asset Allocation Portfolios - Moderate

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $38,333,280          $--             $--        $38,333,280



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
6 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------



Disciplined Asset Allocation Portfolios - Moderately Aggressive

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (56.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (8.1%)
RiverSource Disciplined International Equity
 Fund                                                  295,760             $2,342,417
-------------------------------------------------------------------------------------


U.S. LARGE CAP (46.5%)
RiverSource Disciplined Equity Fund                  1,362,734              7,481,412
RiverSource Disciplined Large Cap Growth Fund          628,147              4,824,169
RiverSource Disciplined Large Cap Value Fund           117,954(b,c)         1,078,096
                                                                      ---------------
Total                                                                      13,383,677
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            75,123                561,166
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,018,292)                                                       $16,287,260
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (38.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (5.9%)
RiverSource Global Bond Fund                           258,926             $1,688,196
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       247,129                602,995
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.1%)
RiverSource Inflation Protected Securities
 Fund                                                  148,419              1,467,868
-------------------------------------------------------------------------------------


INTERNATIONAL (5.1%)
RiverSource Emerging Markets Bond Fund                 163,303              1,463,193
-------------------------------------------------------------------------------------


INVESTMENT GRADE (20.2%)
RiverSource Diversified Bond Fund                    1,271,771              5,811,994
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $11,569,780)                                                       $11,034,246
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            88,495               $864,599
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $861,684)                                                             $864,599
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       578,167               $578,167
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $578,167)                                                             $578,167
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $32,027,923)(d)                                                    $28,764,272
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund                                      12.21%


(d) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $32,028,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $3,000
Unrealized depreciation                                                      (3,267,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(3,264,000)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
7 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Disciplined Asset Allocation Portfolios - Moderately Aggressive

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $28,764,272          $--             $--        $28,764,272



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
8 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------



Disciplined Asset Allocation Portfolios - Aggressive

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (64.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (8.5%)
RiverSource Disciplined International Equity
 Fund                                                  96,803                $766,680
-------------------------------------------------------------------------------------


U.S. LARGE CAP (54.2%)
RiverSource Disciplined Equity Fund                   451,254               2,477,385
RiverSource Disciplined Large Cap Growth Fund         269,683               2,071,163
RiverSource Disciplined Large Cap Value Fund           38,105(b)              348,280
                                                                      ---------------
Total                                                                       4,896,828
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           23,991                 179,212
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $6,787,929)                                                         $5,842,720
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (32.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.4%)
RiverSource Global Bond Fund                           61,501                $400,989
-------------------------------------------------------------------------------------


HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       78,363                 191,205
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (4.3%)
RiverSource Inflation Protected Securities
 Fund                                                  39,108                 386,780
-------------------------------------------------------------------------------------


INTERNATIONAL (5.1%)
RiverSource Emerging Markets Bond Fund                 51,251                 459,208
-------------------------------------------------------------------------------------


INVESTMENT GRADE (16.9%)
RiverSource Diversified Bond Fund                     332,630               1,520,118
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,105,565)                                                         $2,958,300
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           14,699                $143,612
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $143,034)                                                             $143,612
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       95,184                 $95,184
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $95,184)                                                               $95,184
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $10,131,712)(c)                                                     $9,039,816
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $10,132,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                             $--
Unrealized depreciation                                                      (1,092,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,092,000)
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
9 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Disciplined Asset Allocation Portfolios - Aggressive

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                          FAIR VALUE AT SEPT. 30, 2008
                                                         -------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------------
Investments in securities                                   $9,039,816           $--             $--        $9,039,816



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
10 RIVERSOURCE DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                AT SEPT. 30, 2008



RiverSource Partners VP - Fundamental Value Fund

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (94.5%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
Toll Holdings                                          163,115(c)            $923,627
United Parcel Service Cl B                              68,150              4,285,953
                                                                      ---------------
Total                                                                       5,209,580
-------------------------------------------------------------------------------------


AIRLINES (--%)
Virgin Blue Holdings                                   163,115(c)              42,106
-------------------------------------------------------------------------------------


AUTOMOBILES (1.3%)
Harley-Davidson                                        326,020             12,160,546
-------------------------------------------------------------------------------------


BEVERAGES (2.2%)
Diageo ADR                                             187,780(c)          12,930,531
Heineken Holding                                       211,466(c)           8,300,121
                                                                      ---------------
Total                                                                      21,230,652
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.7%)
Bank of New York Mellon                                472,100             15,381,018
E*TRADE Financial                                       64,300(b)             180,040
Goldman Sachs Group                                     27,780              3,555,840
Merrill Lynch & Co                                     890,163             22,521,124
Morgan Stanley                                          33,050                760,150
State Street                                            31,280              1,779,206
                                                                      ---------------
Total                                                                      44,177,378
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.2%)
Toronto-Dominion Bank                                   55,450(c)           3,381,896
Wachovia                                               239,528                838,348
Wells Fargo & Co                                       689,770             25,887,068
                                                                      ---------------
Total                                                                      30,107,312
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.3%)
Iron Mountain                                          510,180(b)          12,453,494
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                          239,750(b)           5,408,760
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.5%)
Dell                                                   396,500(b)           6,534,320
Hewlett-Packard                                        176,870              8,178,469
                                                                      ---------------
Total                                                                      14,712,789
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.2%)
Martin Marietta Materials                               42,960              4,810,661
Vulcan Materials                                        87,430              6,513,535
                                                                      ---------------
Total                                                                      11,324,196
-------------------------------------------------------------------------------------


CONSUMER FINANCE (3.5%)
American Express                                       912,710             32,337,315
Discover Financial Services                             49,940                690,171
                                                                      ---------------
Total                                                                      33,027,486
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.7%)
Sealed Air                                             749,876             16,489,773
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.2%)
H&R Block                                              506,880             11,531,520
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (6.2%)
Citigroup                                              221,460              4,542,145
JPMorgan Chase & Co                                  1,006,900             47,022,230
Moody's                                                218,010              7,412,340
                                                                      ---------------
Total                                                                      58,976,715
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.1%)
ABB ADR                                                 34,000(c)             659,600
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.6%)
Agilent Technologies                                   332,402(b)           9,859,043
Tyco Electronics                                       192,922(c)           5,336,223
                                                                      ---------------
Total                                                                      15,195,266
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                              78,775(b)           8,652,646
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (6.7%)
Costco Wholesale                                       746,280             48,455,960
CVS Caremark                                           417,845             14,064,663
Whole Foods Market                                      76,400              1,530,292
                                                                      ---------------
Total                                                                      64,050,915
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Hershey                                                 49,810              1,969,487
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Covidien                                               199,092             10,703,186
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                        151,600              7,470,848
Express Scripts                                        116,500(b)           8,600,030
UnitedHealth Group                                     249,640              6,338,360
                                                                      ---------------
Total                                                                      22,409,238
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Garmin                                                  44,700(b,c)         1,517,118
Hunter Douglas                                          31,124(c)           1,264,787
                                                                      ---------------
Total                                                                       2,781,905
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.4%)
Procter & Gamble                                       187,870             13,092,660
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                    145,600(b)           1,702,064
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.1%)
Siemens                                                 42,700(c)           4,015,387
Tyco Intl                                              195,172(c)           6,834,924
                                                                      ---------------
Total                                                                      10,850,311
-------------------------------------------------------------------------------------


INSURANCE (12.7%)
Ambac Financial Group                                  118,440                275,965
American Intl Group                                    807,320              2,688,376
Aon                                                    165,660              7,448,074
Berkshire Hathaway Cl B                                 10,935(b)          48,059,324
Loews                                                  545,465             21,540,413
Markel                                                   1,915(b)             673,123
MBIA                                                    83,700                996,030
NIPPONKOA Insurance                                    534,200(c)           3,002,498
Principal Financial Group                               61,490              2,674,200
Progressive                                            972,210             16,916,454
Sun Life Financial                                      37,540(c)           1,327,790
Tokio Marine Holdings                                  175,400(c)           6,439,300
Transatlantic Holdings                                 157,055              8,535,939
                                                                      ---------------
Total                                                                     120,577,486
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                              43,500(b)           3,165,060
Liberty Media -- Interactive Cl A                      162,798(b,e)         2,101,722
                                                                      ---------------
Total                                                                       5,266,782
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.7%)
eBay                                                    95,100(b)           2,128,338
Google Cl A                                             11,760(b)           4,710,115
                                                                      ---------------
Total                                                                       6,838,453
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Visa Cl A                                               23,630              1,450,646
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MARINE (0.5%)
China Shipping Development Series H                  1,344,000(c)          $1,764,450
Kuehne & Nagel Intl                                     46,697(c)           3,116,301
                                                                      ---------------
Total                                                                       4,880,751
-------------------------------------------------------------------------------------


MEDIA (5.8%)
Comcast Special Cl A                                 1,348,347             26,589,403
Grupo Televisa ADR                                     486,100(c)          10,631,007
Liberty Entertainment Series A                         132,500(b,e)         3,308,525
Liberty Media -- Capital Series A                       32,950(b,e)           440,871
News Corp Cl A                                         895,400             10,735,846
WPP Group ADR                                           78,250(c)           3,184,775
                                                                      ---------------
Total                                                                      54,890,427
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
BHP Billiton                                           119,970(c)           2,717,133
Rio Tinto                                               42,690(c)           2,678,514
                                                                      ---------------
Total                                                                       5,395,647
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Sears Holdings                                          10,600(b)             991,100
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.0%)
Canadian Natural Resources                             207,510(c)          14,206,135
China Coal Energy Series H                           3,020,900(c)           3,193,790
ConocoPhillips                                         546,970             40,065,552
Devon Energy                                           352,490             32,147,088
EOG Resources                                          301,220             26,947,141
Occidental Petroleum                                   481,320             33,908,994
OGX Petroleo e Gas Participacoes                         3,100(b,c)           630,624
                                                                      ---------------
Total                                                                     151,099,324
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Sino-Forest Cl A                                       269,000(b,c)         3,389,992
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                           87,640              3,643,195
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Johnson & Johnson                                       71,600              4,960,448
Schering-Plough                                        210,800              3,893,476
                                                                      ---------------
Total                                                                       8,853,924
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Brookfield Asset Management Cl A                       228,200(c)           6,261,808
Hang Lung Group                                        833,000(c)           2,638,727
                                                                      ---------------
Total                                                                       8,900,535
-------------------------------------------------------------------------------------


ROAD & RAIL (--%)
Asciano Group                                          118,700(c)             310,209
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Texas Instruments                                      436,000              9,374,000
-------------------------------------------------------------------------------------


SOFTWARE (2.3%)
Microsoft                                              833,670             22,250,652
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                      247,230(b)           7,765,495
CarMax                                                 232,100(b)           3,249,400
Lowe's Companies                                       175,270              4,152,146
                                                                      ---------------
Total                                                                      15,167,041
-------------------------------------------------------------------------------------


TOBACCO (3.7%)
Altria Group                                           518,970             10,296,365
Philip Morris Intl                                     518,942             24,961,110
                                                                      ---------------
Total                                                                      35,257,475
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.7%)
China Merchants Holdings Intl                        1,696,543(c)           5,442,230
COSCO Pacific                                        1,055,760(c)           1,211,756
                                                                      ---------------
Total                                                                       6,653,986
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                          642,720              3,920,592
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,026,636,592)                                                   $898,031,802
-------------------------------------------------------------------------------------






BONDS (0.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
PAPER
Sino-Forest
 Cv Sr Nts
 08-01-13                            5.00%           $1,340,000(c,d)       $1,256,920
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,340,000)                                                         $1,256,920
-------------------------------------------------------------------------------------






MONEY MARKET FUND (5.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              54,243,377(f)        $54,243,377
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $54,243,377)                                                       $54,243,377
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,082,219,969)(g)                                                $953,532,099
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 12.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $1,256,920 or 0.1% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,082,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $36,534,000
Unrealized depreciation                                                     (165,222,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(128,688,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $897,662,222      $55,869,877         $--        $953,532,099






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Select Value Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (0.7%)
BorgWarner                                              2,300                 $75,371
Exide Technologies                                      6,000(b)               44,280
                                                                      ---------------
Total                                                                         119,651
-------------------------------------------------------------------------------------


BEVERAGES (1.0%)
Central European Distribution                           1,800(b)               81,738
Molson Coors Brewing Cl B                               1,600                  74,800
                                                                      ---------------
Total                                                                         156,538
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.1%)
Invesco                                                 8,900                 186,722
-------------------------------------------------------------------------------------


CHEMICALS (2.4%)
Celanese Series A                                       1,400                  39,074
Intl Flavors & Fragrances                               5,700                 224,922
Terra Inds                                              4,300                 126,420
                                                                      ---------------
Total                                                                         390,416
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (4.3%)
Bank of Hawaii                                          2,800                 149,660
BB&T                                                    1,915                  72,387
Comerica                                                9,000                 295,110
Fulton Financial                                       10,400                 113,464
Susquehanna Bancshares                                  3,600                  70,272
                                                                      ---------------
Total                                                                         700,893
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.9%)
RR Donnelley & Sons                                    12,700                 311,531
Steelcase Cl A                                         14,800                 159,100
                                                                      ---------------
Total                                                                         470,631
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.6%)
Comtech Telecommunications                              1,900(b)               93,556
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (4.4%)
AptarGroup                                              5,400                 211,194
Crown Holdings                                          5,200(b)              115,492
Sonoco Products                                         9,900                 293,832
Temple-Inland                                           7,500                 114,450
                                                                      ---------------
Total                                                                         734,968
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.1%)
NASDAQ OMX Group                                        6,100(b)              186,477
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
NTELOS Holdings                                        11,600                 311,924
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (4.2%)
American Electric Power                                 7,000                 259,210
Edison Intl                                             1,700                  67,830
Idacorp                                                 2,900                  84,361
Northeast Utilities                                     4,900                 125,685
Pinnacle West Capital                                   4,700                 161,727
                                                                      ---------------
Total                                                                         698,813
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Cooper Inds Cl A                                        2,500                  99,875
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.5%)
Flextronics Intl                                       30,800(b,c)            218,064
Tyco Electronics                                        6,800(c)              188,088
                                                                      ---------------
Total                                                                         406,152
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.9%)
Noble                                                   7,000                 307,300
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.0%)
Casey's General Stores                                  5,600                 168,952
Ruddick                                                 5,000                 162,250
                                                                      ---------------
Total                                                                         331,202
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.8%)
Bunge                                                     500                  31,590
Darling Intl                                           10,500(b)              116,655
Dean Foods                                              7,400(b)              172,864
JM Smucker                                              1,500                  76,035
Sara Lee                                               17,600                 222,288
                                                                      ---------------
Total                                                                         619,432
-------------------------------------------------------------------------------------


GAS UTILITIES (1.8%)
Energen                                                 1,700                  76,976
Questar                                                 5,500                 225,060
                                                                      ---------------
Total                                                                         302,036
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Beckman Coulter                                         3,000                 212,970
DENTSPLY Intl                                           1,600                  60,064
St. Jude Medical                                        2,800(b)              121,772
                                                                      ---------------
Total                                                                         394,806
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.9%)
CIGNA                                                   4,600                 156,308
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.3%)
IMS Health                                             11,600                 219,356
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants                                     10,200                 292,026
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.4%)
Leggett & Platt                                         9,400                 204,826
Snap-On                                                 1,400                  73,724
Tupperware Brands                                       4,400                 121,572
                                                                      ---------------
Total                                                                         400,122
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
NRG Energy                                              4,100(b)              101,475
-------------------------------------------------------------------------------------


INSURANCE (10.6%)
Alleghany                                                 930(b)              339,450
Aon                                                     1,100                  49,456
Arch Capital Group                                      2,200(b,c)            160,666
Endurance Specialty Holdings                            2,600(c)               80,392
Genworth Financial Cl A                                27,700                 238,497
HCC Insurance Holdings                                  6,200                 167,400
Lincoln Natl                                            4,700                 201,207
Marsh & McLennan Companies                              7,800                 247,728
Unum Group                                             11,000                 276,100
                                                                      ---------------
Total                                                                       1,760,896
-------------------------------------------------------------------------------------


IT SERVICES (2.5%)
CACI Intl Cl A                                          1,900(b)               95,190
Computer Sciences                                       5,700(b)              229,083
SAIC                                                    4,000(b)               80,920
                                                                      ---------------
Total                                                                         405,193
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.4%)
Invitrogen                                              6,100(b)              230,580
-------------------------------------------------------------------------------------


MACHINERY (2.0%)
Eaton                                                   2,300                 129,214
Harsco                                                  1,600                  59,504
SPX                                                     1,900                 146,300
                                                                      ---------------
Total                                                                         335,018
-------------------------------------------------------------------------------------


MARINE (0.6%)
Genco Shipping & Trading                                2,800                  93,072
-------------------------------------------------------------------------------------


MEDIA (0.6%)
CBS Cl B                                                7,000                 102,060
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Reliance Steel & Aluminum                               1,600                  60,752
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.7%)
Family Dollar Stores                                    6,000                 142,200
Kohl's                                                  3,100(b)              142,848
                                                                      ---------------
Total                                                                         285,048
-------------------------------------------------------------------------------------


MULTI-UTILITIES (5.4%)
NSTAR                                                   7,100                 237,850
PG&E                                                    5,900                 220,955
SCANA                                                   5,400                 210,222
Xcel Energy                                            11,800                 235,882
                                                                      ---------------
Total                                                                         904,909
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.0%)
El Paso                                                 2,700                  34,452
Noble Energy                                            3,600                 200,124
Walter Inds                                             3,700                 175,565
Whiting Petroleum                                       2,350(b)              167,461
Williams Companies                                      3,200                  75,680
                                                                      ---------------
Total                                                                         653,282
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.8%)
Intl Paper                                              4,900                 128,282
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Select Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


REAL ESTATE INVESTMENT TRUSTS (REITS) (6.9%)
Apartment Investment & Management Cl A                  3,777                $132,271
Digital Realty Trust                                    5,500                 259,875
Duke Realty                                            11,900                 292,502
Mid-America Apartment Communities                       1,600                  78,624
Natl Retail Properties                                  9,500                 227,525
Simon Property Group                                    1,700                 164,900
                                                                      ---------------
Total                                                                       1,155,697
-------------------------------------------------------------------------------------


ROAD & RAIL (2.1%)
Kansas City Southern                                    3,400(b)              150,824
Werner Enterprises                                      8,800                 191,048
                                                                      ---------------
Total                                                                         341,872
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Microchip Technology                                    5,700                 167,751
PMC-Sierra                                              9,300(b)               69,006
Semtech                                                 8,600(b)              120,056
                                                                      ---------------
Total                                                                         356,813
-------------------------------------------------------------------------------------


SOFTWARE (1.5%)
Check Point Software Technologies                       9,500(b,c)            216,030
Sybase                                                  1,000(b)               30,620
                                                                      ---------------
Total                                                                         246,650
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.5%)
Advance Auto Parts                                      3,800                 150,708
PetSmart                                                3,800                  93,898
                                                                      ---------------
Total                                                                         244,606
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (3.4%)
Jones Apparel Group                                     5,300                  98,103
VF                                                      3,800                 293,778
Warnaco Group                                           3,600(b)              163,044
                                                                      ---------------
Total                                                                         554,925
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.7%)
New York Community Bancorp                             16,600                 278,714
Washington Federal                                      8,700                 160,515
                                                                      ---------------
Total                                                                         439,229
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.3%)
United Rentals                                         13,604(b)              207,325
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,619,130)                                                       $16,186,888
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%               197,324(d)             $197,324
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $197,324)                                                             $197,324
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $18,816,454)(e)                                                    $16,384,212
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 5.2% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(e) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $18,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $393,000
Unrealized depreciation                                                      (2,825,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,432,000)
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
5 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Select Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $16,384,212          $--             $--        $16,384,212






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Small Cap Value Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (87.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.1%)
Triumph Group                                            19,240              $879,460
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.2%)
Pacer Intl                                              159,960             2,634,541
-------------------------------------------------------------------------------------


AIRLINES (0.6%)
Air France-KLM ADR                                       56,650(c)          1,298,701
Alaska Air Group                                        189,100(b)          3,855,749
SkyWest                                                  91,860             1,467,923
                                                                      ---------------
Total                                                                       6,622,373
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.4%)
American Axle & Mfg Holdings                            719,400             3,855,984
ArvinMeritor                                            269,000             3,507,760
ATC Technology                                           68,450(b)          1,625,003
Cooper Tire & Rubber                                    520,000             4,472,000
Dana Holding                                            535,231(b)          2,590,518
Lear                                                    547,100(b)          5,744,550
Superior Inds Intl                                      189,400(d)          3,628,904
Visteon                                                 174,000(b)            403,680
                                                                      ---------------
Total                                                                      25,828,399
-------------------------------------------------------------------------------------


AUTOMOBILES (0.4%)
Winnebago Inds                                          315,600(d)          4,077,552
-------------------------------------------------------------------------------------


BEVERAGES (0.6%)
Coca-Cola Bottling Company Consolidated                  76,188             3,326,368
Natl Beverage                                           324,216(b)          2,875,796
                                                                      ---------------
Total                                                                       6,202,164
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
PDL BioPharma                                           113,130             1,053,240
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.5%)
Gibraltar Inds                                           57,760             1,080,690
NCI Building Systems                                     18,210(b)            578,168
Simpson Mfg                                             155,400             4,209,785
                                                                      ---------------
Total                                                                       5,868,643
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.0%)
Oppenheimer Holdings Cl A                               102,962(c)          2,558,606
Stifel Financial                                         28,830(b)          1,438,617
SWS Group                                               308,531             6,219,985
                                                                      ---------------
Total                                                                      10,217,208
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Arch Chemicals                                           33,380             1,178,314
Ferro                                                   221,000             4,442,100
Flotek Inds                                              98,412(b)          1,082,532
HB Fuller                                                25,990               542,411
Innophos Holdings                                        16,750               408,365
NewMarket                                                22,470             1,181,023
PolyOne                                               1,077,200(b)          6,947,941
RPM Intl                                                 55,010             1,063,893
Sensient Technologies                                    39,440             1,109,447
                                                                      ---------------
Total                                                                      17,956,026
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (6.7%)
Associated Banc-Corp                                    107,810             2,150,810
BancorpSouth                                             45,990             1,293,699
Bank of Hawaii                                           99,200             5,302,239
Bank of the Ozarks                                       51,530             1,391,310
Central Pacific Financial                               195,400             3,284,674
Colonial BancGroup                                      402,400             3,162,864
Community Bank System                                    61,470             1,545,971
Cullen/Frost Bankers                                     87,010             5,220,600
CVB Financial                                           152,100             2,114,190
First Citizens BancShares Cl A                            4,105               734,795
First Commonwealth Financial                            130,320             1,755,410
First Financial Bankshares                               31,081             1,612,482
FirstMerit                                               55,160             1,158,360
Glacier Bancorp                                          78,340             1,940,482
Hancock Holding                                          36,170             1,844,670
Independent Bank                                         48,270             1,504,576
Intl Bancshares                                          43,930             1,186,110
Natl Penn Bancshares                                    100,150             1,462,190
NBT Bancorp                                              56,790             1,699,157
Old Natl Bancorp                                         93,590             1,873,672
PacWest Bancorp                                         144,900             4,142,691
Park Natl                                                22,935(d)          1,788,930
Prosperity Bancshares                                    44,560             1,514,594
S&T Bancorp                                              46,710             1,720,329
Sterling Bancshares                                     142,780             1,492,051
Sterling Financial                                      153,400             2,224,300
SVB Financial Group                                      30,610(b)          1,772,931
UMB Financial                                            34,520             1,812,990
United Bankshares                                        28,818             1,008,630
United Community Banks                                   25,085               332,632
WesBanco                                                 40,400             1,075,448
Westamerica Bancorporation                               57,200             3,290,716
Whitney Holding                                         129,915             3,150,439
Wintrust Financial                                       99,100             2,908,585
                                                                      ---------------
Total                                                                      70,473,527
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.0%)
Bowne & Co                                              196,155             2,265,590
Brink's                                                 145,107             8,854,429
Consolidated Graphics                                    39,130(b)          1,186,813
EnergySolutions                                          70,800               708,000
Ennis                                                   271,300             4,194,298
IKON Office Solutions                                    73,080             1,243,091
Interface Cl A                                          111,320             1,265,708
Knoll                                                   331,000             5,004,720
McGrath RentCorp                                         50,055             1,442,585
Sykes Enterprises                                        74,160(b)          1,628,554
Viad                                                     89,848             2,586,724
WCA Waste                                               444,478(b)          2,084,602
                                                                      ---------------
Total                                                                      32,465,114
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.2%)
3Com                                                  1,131,000(b)          2,635,230
ADTRAN                                                  223,050             4,347,245
ARRIS Group                                              92,220(b)            712,861
Avocent                                                  46,040(b)            941,978
Bel Fuse Cl B                                           149,051             4,243,482
Black Box                                                37,280             1,287,278
Ituran Location & Control                               205,474(c)          2,217,064
Plantronics                                              68,230             1,536,540
Sycamore Networks                                       864,000(b)          2,790,720
UTStarcom                                               885,300(b)          2,983,461
                                                                      ---------------
Total                                                                      23,695,859
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.9%)
Diebold                                                 243,800             8,072,218
Hutchinson Technology                                    47,920(b)            554,914
Intevac                                                 134,324(b)          1,429,207
                                                                      ---------------
Total                                                                      10,056,339
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group                                              46,150(b)          1,214,668
Insituform Technologies Cl A                            377,560(b)          5,648,298
MasTec                                                  128,569(b)          1,708,682
Pike Electric                                           238,280(b)          3,509,864
                                                                      ---------------
Total                                                                      12,081,512
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
Cash America Intl                                       113,626             4,095,081
Student Loan                                             10,340               961,620
                                                                      ---------------
Total                                                                       5,056,701
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.3%)
AptarGroup                                              253,995             9,933,744
Rock-Tenn Cl A                                           43,860             1,753,523
Temple-Inland                                           141,800             2,163,868
                                                                      ---------------
Total                                                                      13,851,135
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.3%)
Audiovox Cl A                                           308,974(b)          2,895,086
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.6%)
Mac-Gray                                                420,930(b)          4,419,765
Matthews Intl Cl A                                       24,480             1,242,115
Sotheby's                                                63,460             1,273,008
                                                                      ---------------
Total                                                                       6,934,888
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Medallion Financial                                     383,858             4,018,993
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Alaska Communications Systems Group                     114,190            $1,396,544
Premiere Global Services                                108,348(b)          1,523,373
                                                                      ---------------
Total                                                                       2,919,917
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.9%)
Allete                                                   46,291             2,059,950
Cleco                                                    63,130             1,594,033
Empire District Electric                                 69,524             1,484,337
Idacorp                                                 225,300             6,553,977
Portland General Electric                               208,770             4,939,498
UIL Holdings                                            112,092             3,848,118
                                                                      ---------------
Total                                                                      20,479,913
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.2%)
AZZ                                                      27,560(b)          1,140,157
Baldor Electric                                          40,860             1,177,177
Belden                                                  307,970             9,790,366
Brady Cl A                                               22,140               781,099
Chase                                                    54,170               677,125
LSI Inds                                                187,700             1,552,279
Regal-Beloit                                            189,100             8,040,532
                                                                      ---------------
Total                                                                      23,158,735
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.1%)
Agilysys                                                169,130             1,706,522
Anixter Intl                                             19,990(b)          1,189,605
Brightpoint                                             318,704(b)          2,294,669
Celestica                                             1,440,500(b,c)        9,276,819
Checkpoint Systems                                       37,590(b)            707,444
Electro Rent                                            182,270             2,447,886
Ingram Micro Cl A                                       184,339(b)          2,962,328
Insight Enterprises                                      95,520(b)          1,280,923
Littelfuse                                              237,700(b)          7,066,821
Mercury Computer Systems                                278,000(b)          2,474,200
Optimal Group Cl A                                      354,640(b,c)          723,466
Park Electrochemical                                    135,650             3,288,156
Plexus                                                  295,700(b)          6,120,990
Tech Data                                                53,348(b)          1,592,438
Technitrol                                              309,198             4,573,038
Vishay Intertechnology                                1,083,100(b)          7,170,122
                                                                      ---------------
Total                                                                      54,875,427
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.2%)
Bristow Group                                            44,250(b)          1,497,420
Cal Dive Intl                                           268,317(b)          2,844,161
GulfMark Offshore                                        23,540(b)          1,056,475
Hornbeck Offshore Services                               33,560(b)          1,296,087
Newpark Resources                                       169,593(b)          1,238,029
Parker Drilling                                         157,690(b)          1,264,674
SEACOR Holdings                                          14,860(b)          1,173,197
TGC Inds                                                119,688(b)            629,559
Tidewater                                                27,600             1,527,936
Vantage Drilling                                        201,660(b)            602,963
                                                                      ---------------
Total                                                                      13,130,501
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.1%)
Casey's General Stores                                  514,080            15,509,794
Longs Drug Stores                                        31,490             2,381,904
Nash Finch                                               42,200             1,819,664
Ruddick                                                 230,943             7,494,100
United Natural Foods                                     51,670(b)          1,291,233
Village Super Market Cl A                                96,720             4,610,642
                                                                      ---------------
Total                                                                      33,107,337
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.9%)
American Dairy                                          150,712(b,d)        1,526,713
Hain Celestial Group                                     41,930(b)          1,154,333
HQ Sustainable Maritime Inds                            156,143(b)            790,084
Industrias Bachoco ADR                                  233,128(c)          5,695,316
J&J Snack Foods                                         132,830             4,504,265
Lancaster Colony                                         67,756             2,551,691
TreeHouse Foods                                          45,440(b)          1,349,568
Zapata                                                  416,010(b)          2,778,947
                                                                      ---------------
Total                                                                      20,350,917
-------------------------------------------------------------------------------------


GAS UTILITIES (0.8%)
Atmos Energy                                             53,390             1,421,242
Northwest Natural Gas                                    59,800             3,109,600
South Jersey Inds                                       103,400             3,691,380
                                                                      ---------------
Total                                                                       8,222,222
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Advanced Medical Optics                                 102,800(b)          1,827,784
Cooper Companies                                         78,100             2,714,756
Inverness Medical Innovations                            11,100(b)            333,000
Mentor                                                  101,500             2,421,790
Meridian Bioscience                                     124,200             3,606,768
STERIS                                                  143,900             5,407,762
                                                                      ---------------
Total                                                                      16,311,860
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.5%)
AMN Healthcare Services                                  54,268(b)            953,489
Chemed                                                   33,250             1,365,245
Chindex Intl                                            167,220(b)          1,816,009
Gentiva Health Services                                  46,340(b)          1,248,400
LifePoint Hospitals                                      46,400(b)          1,491,296
Owens & Minor                                           108,000             5,238,000
ResCare                                                 137,930(b)          2,502,050
Sun Healthcare Group                                     89,730(b)          1,315,442
                                                                      ---------------
Total                                                                      15,929,931
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.4%)
Ameristar Casinos                                       479,000             6,797,009
Benihana Cl A                                           147,530(b)            678,638
Bob Evans Farms                                         205,950             5,620,376
CBRL Group                                              115,663             3,041,937
CKE Restaurants                                         120,570             1,278,042
Frisch's Restaurants                                    100,365             2,278,286
Lodgian                                                 149,300(b)          1,164,540
Nathan's Famous                                          58,502(b)            930,767
Papa John's Intl                                        109,099(b)          2,963,129
Red Robin Gourmet Burgers                                35,980(b)            964,264
                                                                      ---------------
Total                                                                      25,716,988
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
American Greetings Cl A                                 129,145             1,974,627
Jarden                                                   46,060(b)          1,080,107
Tempur-Pedic Intl                                       182,760             2,149,258
Tupperware Brands                                       116,650             3,223,039
                                                                      ---------------
Total                                                                       8,427,031
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Teleflex                                                 23,060             1,464,079
-------------------------------------------------------------------------------------


INSURANCE (4.6%)
American Equity Investment Life Holding                 614,842             4,611,315
American Natl Insurance                                  35,700             3,081,981
American Physicians Capital                              14,010               593,043
AmTrust Financial Services                              112,520             1,529,147
Argo Group Intl Holdings                                 36,530(b,c)        1,346,131
Arthur J Gallagher & Co                                  56,700             1,454,922
Assured Guaranty                                        157,000(c)          2,552,820
Brown & Brown                                            64,460             1,393,625
IPC Holdings                                            205,000(c)          6,193,051
Max Capital Group                                       243,128(c)          5,647,863
Navigators Group                                         54,006(b)          3,132,348
Platinum Underwriters Holdings                          174,000(c)          6,173,520
Quanta Capital Holdings                                 689,300(c)          1,902,468
Safety Insurance Group                                   62,100             2,355,453
StanCorp Financial Group                                 24,170             1,256,840
Stewart Information Services                            156,000             4,641,000
Tower Group                                              55,497             1,307,509
Unitrin                                                  21,960               547,682
                                                                      ---------------
Total                                                                      49,720,718
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
PetMed Express                                          106,665(b)          1,674,641
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.1%)
j2 Global Communications                                 56,280(b)          1,314,138
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


IT SERVICES (1.7%)
CACI Intl Cl A                                           30,830(b)         $1,544,583
Cass Information Systems                                 63,406             2,273,105
Computer Services                                        33,290             1,011,184
MAXIMUS                                                 269,030             9,911,064
Perot Systems Cl A                                       89,230(b)          1,548,141
Wright Express                                           47,070(b)          1,405,040
                                                                      ---------------
Total                                                                      17,693,117
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.9%)
Brunswick                                               350,200             4,479,057
Callaway Golf                                           163,850             2,305,370
Head                                                    139,000(b,c)          122,320
JAKKS Pacific                                           124,250(b)          3,095,068
                                                                      ---------------
Total                                                                      10,001,815
-------------------------------------------------------------------------------------


MACHINERY (3.8%)
Albany Intl Cl A                                        113,520             3,102,502
EnPro Inds                                               37,220(b)          1,383,095
Flowserve                                                45,500             4,039,035
Harsco                                                   73,700             2,740,903
Kaydon                                                   82,400             3,712,944
Lincoln Electric Holdings                                55,000             3,537,050
Mueller Inds                                             24,610               566,276
NACCO Inds Cl A                                          28,260             2,671,135
Oshkosh                                                 260,400             3,426,864
Sauer-Danfoss                                           158,835             3,921,636
Sun Hydraulics                                           37,340               972,334
Terex                                                   191,800(b)          5,853,736
Toro                                                     88,450             3,652,985
Watts Water Technologies Cl A                            41,480             1,134,478
                                                                      ---------------
Total                                                                      40,714,973
-------------------------------------------------------------------------------------


MARINE (0.3%)
Eagle Bulk Shipping                                     147,200             2,051,968
Genco Shipping & Trading                                 20,900               694,716
                                                                      ---------------
Total                                                                       2,746,684
-------------------------------------------------------------------------------------


MEDIA (0.8%)
AH Belo Cl A                                            205,490             1,060,328
Interactive Data                                         47,610             1,200,724
Valassis Communications                                 693,800(b)          6,008,309
                                                                      ---------------
Total                                                                       8,269,361
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
AM Castle & Co                                           13,530               233,798
Stillwater Mining                                       744,742(b)          4,326,951
Worthington Inds                                        195,070             2,914,346
                                                                      ---------------
Total                                                                       7,475,095
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.7%)
Dillard's Cl A                                          193,700             2,285,660
Dollar Tree                                             129,445(b)          4,706,620
Family Dollar Stores                                    355,600             8,427,720
Fred's Cl A                                             216,960             3,085,171
                                                                      ---------------
Total                                                                      18,505,171
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.4%)
Avista                                                  457,397             9,930,088
NorthWestern                                             70,190             1,763,875
OGE Energy                                               37,870             1,169,426
PNM Resources                                           260,000             2,662,400
                                                                      ---------------
Total                                                                      15,525,789
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.7%)
Berry Petroleum Cl A                                     38,400             1,487,232
Eastern American Natural Gas                             46,950             1,173,750
Encore Acquisition                                      172,810(b)          7,220,002
Energy Partners                                          97,770(b)            847,666
Evolution Petroleum                                     556,353(b)          1,613,424
EXCO Resources                                          232,800(b)          3,799,296
Frontier Oil                                             72,090             1,327,898
Gulfport Energy                                         213,995(b)          2,150,650
HKN                                                     178,303(b)          1,405,028
Holly                                                   110,300             3,189,876
McMoRan Exploration                                      49,810(b)          1,177,508
Parallel Petroleum                                      251,600(b)          2,370,072
Penn Virginia Resource Partners LP                        2,785                45,925
Petroleum Development                                    72,745(b)          3,227,696
St. Mary Land & Exploration                              39,100             1,393,915
Stone Energy                                            224,500(b)          9,503,084
Swift Energy                                             57,460(b)          2,223,127
USEC                                                  1,118,200(b,d)        6,049,462
                                                                      ---------------
Total                                                                      50,205,611
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.1%)
Domtar                                                1,155,400(b,c)        5,314,840
Glatfelter                                              372,710             5,046,493
Louisiana-Pacific                                       100,000               930,000
                                                                      ---------------
Total                                                                      11,291,333
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Nu Skin Enterprises Cl A                                 96,295             1,561,905
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.9%)
CBIZ                                                    219,550(b)          1,855,198
CDI                                                     170,200             3,800,566
Korn/Ferry Intl                                         543,739(b)          9,689,428
LECG                                                     78,360(b)            632,365
TrueBlue                                                210,254(b)          3,397,705
Watson Wyatt Worldwide Cl A                              26,820             1,333,759
                                                                      ---------------
Total                                                                      20,709,021
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Acadia Realty Trust                                      43,290             1,094,371
American Campus Communities                              73,500             2,490,180
Anworth Mtge Asset                                       65,200               385,984
Associated Estates Realty                               188,600             2,457,458
BioMed Realty Trust                                      59,350             1,569,808
Cousins Properties                                       80,390             2,028,240
DiamondRock Hospitality                                 195,400             1,778,140
DuPont Fabros Technology                                 12,664               193,126
Entertainment Properties Trust                           23,580             1,290,298
Equity Lifestyle Properties                              29,940             1,587,718
Gyrodyne Company of America                              23,007(b)            876,337
Highwoods Properties                                     38,560             1,371,194
MFA Mtge Investments                                    713,200             4,635,799
Natl Retail Properties                                   56,750             1,359,163
Parkway Properties                                       88,500             3,350,609
Senior Housing Properties Trust                          66,860             1,593,274
                                                                      ---------------
Total                                                                      28,061,699
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
FirstService                                            108,670(b,c)        1,588,755
Maui Land & Pineapple                                    51,570(b)          1,417,659
MI Developments Cl A                                    420,000(c)          7,765,801
                                                                      ---------------
Total                                                                      10,772,215
-------------------------------------------------------------------------------------


ROAD & RAIL (0.7%)
Amerco                                                   75,760(b)          3,176,617
Arkansas Best                                            94,750             3,192,127
Old Dominion Freight Line                                49,790(b)          1,411,049
                                                                      ---------------
Total                                                                       7,779,793
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Axcelis Technologies                                    625,000(b)          1,062,500
Brooks Automation                                       776,000(b)          6,487,360
Cabot Microelectronics                                   34,200(b)          1,097,136
Cohu                                                    152,912             2,419,068
Integrated Silicon Solution                             109,204(b)            252,261
Semiconductor Mfg Intl ADR                            1,436,506(b,c)        2,140,394
Semtech                                                  92,970(b)          1,297,861
Skyworks Solutions                                      110,910(b)            927,208
Spansion Cl A                                           605,500(b)            938,525
Standard Microsystems                                    49,597(b)          1,238,933
                                                                      ---------------
Total                                                                      17,861,246
-------------------------------------------------------------------------------------


SOFTWARE (1.3%)
Blackbaud                                               124,250             2,292,413
Fair Isaac                                               56,730             1,307,627
Manhattan Associates                                     53,490(b)          1,194,967
Mentor Graphics                                         584,600(b)          6,635,209
Net 1 UEPS Technologies                                  44,290(b,c)          988,996
Progress Software                                        52,080(b)          1,353,559
                                                                      ---------------
Total                                                                      13,772,771
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (4.3%)
Aaron Rents                                             283,730             7,680,571


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Asbury Automotive Group                                 225,410            $2,596,723
Barnes & Noble                                          139,490             3,637,899
Brown Shoe                                              106,700             1,747,746
Dress Barn                                              234,689(b)          3,588,395
Gymboree                                                 29,360(b)          1,042,280
Jos A Bank Clothiers                                     91,292(b,d)        3,067,411
MarineMax                                               237,500(b,d)        1,717,125
Men's Wearhouse                                         444,450             9,440,119
New York & Co                                           201,434(b)          1,921,680
OfficeMax                                               169,110             1,503,388
Rent-A-Center                                           177,841(b)          3,962,297
Stage Stores                                            321,350             4,389,641
                                                                      ---------------
Total                                                                      46,295,275
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.9%)
Carter's                                                 70,250(b)          1,386,033
Hampshire Group                                         124,060(b)            902,537
Lazare Kaplan Intl                                      120,670(b)            929,159
Movado Group                                            218,400             4,881,240
Steven Madden                                            56,160(b)          1,391,645
True Religion Apparel                                    33,420(b,d)          863,907
UniFirst                                                 61,076             2,631,765
Wolverine World Wide                                    273,400             7,234,163
                                                                      ---------------
Total                                                                      20,220,449
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.9%)
First Niagara Financial Group                           298,130             4,695,547
Provident Financial Services                             79,170             1,307,097
Trustco Bank NY                                         200,641             2,349,506
Washington Federal                                       65,770             1,213,457
                                                                      ---------------
Total                                                                       9,565,607
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
Houston Wire & Cable                                    239,570(d)          4,113,417
Kaman                                                    48,560             1,382,989
Lawson Products                                          19,731               545,562
RSC Holdings                                            298,167(b,d)        3,387,177
                                                                      ---------------
Total                                                                       9,429,145
-------------------------------------------------------------------------------------


WATER UTILITIES (0.3%)
SJW                                                     121,656             3,646,030
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,050,083,773)                                                   $931,777,220
-------------------------------------------------------------------------------------



MONEY MARKET FUND (14.6%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%             156,076,357(f)       $156,076,357
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $156,076,357)                                                     $156,076,357
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,206,160,130)(g)                                              $1,087,853,577
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 5.9% of net assets.

(d)  At Sept. 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.2% of net assets. The Fund's cash equivalent position is 13.4% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,206,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $45,969,000
Unrealized depreciation                                                     (164,275,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(118,306,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $1,082,158,260      $5,695,317         $--        $1,087,853,577






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
11 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Balanced Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (63.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                 109,701             $6,291,352
General Dynamics                                        33,299              2,451,472
Goodrich                                                66,538              2,767,981
Honeywell Intl                                         162,756              6,762,512
L-3 Communications Holdings                             39,235              3,857,585
Lockheed Martin                                         58,313              6,395,187
Spirit AeroSystems Holdings Cl A                        60,412(b)             970,821
United Technologies                                     71,752              4,309,425
                                                                      ---------------
Total                                                                      33,806,335
-------------------------------------------------------------------------------------


BEVERAGES (1.1%)
Coca-Cola                                              162,337              8,584,380
Molson Coors Brewing Cl B                               30,834              1,441,490
PepsiCo                                                 44,120              3,144,432
                                                                      ---------------
Total                                                                      13,170,302
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
Amgen                                                   60,963(b)           3,613,277
Genzyme                                                 28,077(b)           2,271,149
ImClone Systems                                         28,289(b)           1,766,365
                                                                      ---------------
Total                                                                       7,650,791
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   92,599              1,661,226
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.5%)
Bank of New York Mellon                                 82,248              2,679,640
Blackstone Group LP                                     87,520              1,342,557
Goldman Sachs Group                                     28,777              3,683,456
KKR Private Equity Investors LP Unit                    85,404(b)             817,028
Legg Mason                                              16,485                627,419
Merrill Lynch & Co                                     109,018              2,758,155
Morgan Stanley                                         118,370              2,722,510
Oaktree Capital Group LLC Cl A Unit                     58,000(d,o)         1,624,000
State Street                                            16,223                922,764
                                                                      ---------------
Total                                                                      17,177,529
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Dow Chemical                                           183,147              5,820,412
Eastman Chemical                                        23,973              1,319,953
EI du Pont de Nemours & Co                              99,860              4,024,358
                                                                      ---------------
Total                                                                      11,164,723
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.5%)
Fifth Third Bancorp                                    222,121              2,643,240
PNC Financial Services Group                            62,483              4,667,480
SunTrust Banks                                          46,410              2,087,986
Wachovia                                               372,631              1,304,209
Wells Fargo & Co                                       173,695              6,518,773
                                                                      ---------------
Total                                                                      17,221,688
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems                                          266,373(b)           6,009,374
Motorola                                               244,848              1,748,215
Nokia ADR                                              218,145(c)           4,068,404
QUALCOMM                                                78,282              3,363,778
                                                                      ---------------
Total                                                                      15,189,771
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.6%)
Dell                                                    53,959(b)             889,244
Hewlett-Packard                                        221,490             10,241,698
IBM                                                     60,572              7,084,501
SanDisk                                                 58,977(b)           1,153,000
                                                                      ---------------
Total                                                                      19,368,443
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                   32,496              1,810,027
KBR                                                    132,425              2,022,130
                                                                      ---------------
Total                                                                       3,832,157
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                        74,668              2,645,487
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.5%)
Apollo Mgmt LP                                         159,500(d,o)         2,073,500
Bank of America                                        783,336             27,416,760
Citigroup                                              758,736             15,561,675
JPMorgan Chase & Co                                    432,524             20,198,871
                                                                      ---------------
Total                                                                      65,250,806
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T                                                   868,980(s)          24,261,921
Deutsche Telekom                                       141,711(c)           2,152,737
Telefonica                                              49,731(c)           1,182,230
Verizon Communications                                 649,944             20,856,703
                                                                      ---------------
Total                                                                      48,453,591
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.0%)
Entergy                                                 69,193              6,158,869
Exelon                                                  96,641              6,051,659
FPL Group                                               31,440              1,581,432
PPL                                                     42,722              1,581,568
Southern                                               232,621              8,767,486
                                                                      ---------------
Total                                                                      24,141,014
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        62,671              2,556,350
Gamesa Tecnologica                                      18,549(c)             635,390
                                                                      ---------------
Total                                                                       3,191,740
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                        50,121(c)           1,386,347
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes                                            35,307              2,137,486
Cameron Intl                                            19,211(b)             740,392
Halliburton                                             73,781              2,389,767
Natl Oilwell Varco                                      58,689(b)           2,947,948
Oil States Intl                                         21,142(b)             747,370
Schlumberger                                            43,051              3,361,853
Transocean                                              40,447(b)           4,442,698
Weatherford Intl                                        83,138(b)           2,090,089
                                                                      ---------------
Total                                                                      18,857,603
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
CVS Caremark                                            61,266              2,062,214
Safeway                                                 52,214              1,238,516
Wal-Mart Stores                                        124,082              7,431,271
                                                                      ---------------
Total                                                                      10,732,001
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Kraft Foods Cl A                                        57,873              1,895,341
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
ONEOK                                                   60,821              2,092,242
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Boston Scientific                                      266,395(b)           3,268,667
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.0%)
Aetna                                                   85,109              3,073,286
Cardinal Health                                         45,834              2,258,700
CIGNA                                                   58,335              1,982,223
Humana                                                  41,967(b)           1,729,040
McKesson                                                26,983              1,451,955
UnitedHealth Group                                      62,823              1,595,076
                                                                      ---------------
Total                                                                      12,090,280
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Darden Restaurants                                      38,445              1,100,680
Intl Game Technology                                    52,509                902,105
Marriott Intl Cl A                                      31,007                808,973
                                                                      ---------------
Total                                                                       2,811,758
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.7%)
Centex                                                 283,228              4,588,294
DR Horton                                              268,989              3,502,237
Harman Intl Inds                                        38,648              1,316,737
Hovnanian Enterprises Cl A                             197,536(b,j)         1,578,313
KB Home                                                195,619(j)           3,849,782
Lennar Cl A                                            207,059              3,145,226
Whirlpool                                               28,583              2,266,346
                                                                      ---------------
Total                                                                      20,246,935
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.8%)
Clorox                                                  23,116              1,449,142
Colgate-Palmolive                                       19,469              1,466,989
Procter & Gamble                                       101,940              7,104,199
                                                                      ---------------
Total                                                                      10,020,330
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                      23,048             $1,574,409
General Electric                                       694,929             17,720,690
Tyco Intl                                               66,559(c)           2,330,896
                                                                      ---------------
Total                                                                      21,625,995
-------------------------------------------------------------------------------------


INSURANCE (3.7%)
ACE                                                    192,021(c)          10,394,096
AFLAC                                                  136,409              8,014,029
Arch Capital Group                                      22,955(b,c)         1,676,404
Chubb                                                   75,310              4,134,519
Endurance Specialty Holdings                            38,425(c)           1,188,101
Hartford Financial Services Group                      124,044              5,084,564
Max Capital Group                                       39,826(c)             925,158
MetLife                                                 61,646              3,452,176
Prudential Financial                                   124,944              8,995,968
                                                                      ---------------
Total                                                                      43,865,015
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Automatic Data Processing                               65,444              2,797,731
MasterCard Cl A                                          3,705                657,008
                                                                      ---------------
Total                                                                       3,454,739
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                             47,811              2,849,536
Danaher                                                 40,551              2,814,239
Deere & Co                                              93,769              4,641,565
Flowserve                                               25,296              2,245,526
Ingersoll-Rand Cl A                                     23,499(c)             732,464
Parker Hannifin                                         55,280              2,929,840
                                                                      ---------------
Total                                                                      16,213,170
-------------------------------------------------------------------------------------


MEDIA (3.1%)
Comcast Cl A                                           137,367              2,696,514
Comcast Special Cl A                                   117,466              2,316,430
News Corp Cl A                                         373,965              4,483,840
Sirius XM Radio                                      1,572,515(b)             896,334
Time Warner                                            650,933              8,533,731
Viacom Cl B                                             96,115(b)           2,387,497
Virgin Media                                           493,311(o)           3,897,157
Vivendi                                                147,659(c)           4,628,225
Walt Disney                                            221,244              6,789,978
                                                                      ---------------
Total                                                                      36,629,706
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Alcoa                                                  115,287              2,603,180
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
JC Penney                                               86,449              2,882,210
Kohl's                                                  36,220(b)           1,669,018
Target                                                  50,069              2,455,884
                                                                      ---------------
Total                                                                       7,007,112
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.7%)
Dominion Resources                                     105,554              4,515,601
Xcel Energy                                            161,161(s)           3,221,608
                                                                      ---------------
Total                                                                       7,737,209
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.1%)
Anadarko Petroleum                                      35,214              1,708,231
BP ADR                                                  72,981(c)           3,661,457
Chesapeake Energy                                       80,374              2,882,212
Chevron                                                353,407             29,149,008
ConocoPhillips                                         253,826             18,592,755
Devon Energy                                            59,735              5,447,832
Exxon Mobil                                            584,872             45,421,159
Marathon Oil                                            54,464              2,171,480
Royal Dutch Shell ADR                                   43,031(c)           2,539,259
Total                                                  110,818(c)           6,730,748
                                                                      ---------------
Total                                                                     118,304,141
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Crown Paper Escrow                                   1,000,000(b,o)                 1
Intl Paper                                             115,607              3,026,591
Weyerhaeuser                                            45,822              2,775,897
                                                                      ---------------
Total                                                                       5,802,489
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                           76,308              3,172,124
Estee Lauder Companies Cl A                             20,039              1,000,146
                                                                      ---------------
Total                                                                       4,172,270
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.0%)
Bristol-Myers Squibb                                   301,481              6,285,879
Johnson & Johnson                                       83,264              5,768,530
Merck & Co                                             212,186              6,696,590
Pfizer                                               1,172,395(s)          21,618,963
Schering-Plough                                         54,750              1,011,233
Wyeth                                                  142,556              5,266,019
                                                                      ---------------
Total                                                                      46,647,214
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Hertz Global Holdings                                  101,443(b)             767,924
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Atmel                                                  430,732(b)           1,460,181
Fairchild Semiconductor Intl                            79,211(b)             704,186
Infineon Technologies                                  104,058(b,c)           583,497
Infineon Technologies ADR                              185,880(b,c)         1,039,069
Intel                                                  340,521              6,377,958
Micron Technology                                      598,460(b)           2,423,763
ON Semiconductor                                        94,710(b)             640,240
Spansion Cl A                                          445,009(b)             689,764
Teradyne                                               292,949(b)           2,287,932
                                                                      ---------------
Total                                                                      16,206,590
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Cadence Design Systems                                 163,276(b)           1,103,746
Microsoft                                              273,603              7,302,464
Oracle                                                 162,851(b)           3,307,504
                                                                      ---------------
Total                                                                      11,713,714
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Gap                                                     70,199              1,248,138
Home Depot                                             143,719              3,720,885
Lowe's Companies                                       165,412              3,918,610
                                                                      ---------------
Total                                                                       8,887,633
-------------------------------------------------------------------------------------


TOBACCO (1.5%)
Altria Group                                           175,196              3,475,889
Lorillard                                               23,288              1,656,941
Philip Morris Intl                                     243,149             11,695,467
UST                                                     20,761              1,381,437
                                                                      ---------------
Total                                                                      18,209,734
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                          219,277              1,337,590
Vodafone Group ADR                                     177,349(c)           3,919,413
                                                                      ---------------
Total                                                                       5,257,003
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $782,528,419)                                                     $742,431,945
-------------------------------------------------------------------------------------



PREFERRED STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
MEDIA NON CABLE
ION Media Networks Series B                                 --(b)                  $4
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $49)                                                                        $4
-------------------------------------------------------------------------------------






BONDS (42.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $245,000(d)         $231,844
 06-15-35                               6.63              384,000             351,663
Petroleos de Venezuela
 04-12-17                               5.25              663,000             358,020
                                                                          -----------
Total                                                                         941,527
-------------------------------------------------------------------------------------


SOVEREIGN (0.3%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              321,000(d)          226,982
Republic of Argentina
 09-12-13                               7.00              585,000             394,874
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00              631,000(h)           50,796
Republic of Colombia
 01-27-17                               7.38              305,000             316,438
 09-18-37                               7.38              245,000             245,245
Republic of El Salvador
 06-15-35                               7.65              119,000(d)          116,620
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              143,000(d)          128,700
 10-12-35                               8.50              235,000(d)          229,125
Republic of Philippines
 01-14-31                               7.75              329,000             345,450
Republic of Turkey
 09-26-16                               7.00              100,000              99,750
 04-03-18                               6.75              309,000             290,460
 03-17-36                               6.88              527,000             463,759
Republic of Uruguay
 05-17-17                               9.25              146,000             164,433


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
13 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SOVEREIGN (CONT.)
Republic of Venezuela
 02-26-16                               5.75%            $154,000            $100,100
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              154,000             121,275
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              143,000             135,850
Russian Federation
 03-31-30                               7.50              207,760(d)          209,838
                                                                          -----------
Total                                                                       3,639,695
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.7%)
Federal Farm Credit Bank
 10-17-12                               4.50            4,040,000           4,123,224
Federal Home Loan Mtge Corp
 04-18-16                               5.25            4,000,000           4,174,820
 12-14-18                               5.00            4,339,000           4,078,469
 04-16-37                               6.00           10,455,000          10,318,886
Federal Natl Mtge Assn
 05-18-12                               4.88            9,510,000           9,855,637
 01-02-14                               5.13            6,929,000           6,900,106
 01-15-30                               7.13            1,845,000           2,336,592
 07-15-37                               5.63            1,275,000           1,348,503
U.S. Treasury
 05-31-10                               2.63               20,000              20,223
 06-30-10                               2.88               80,000              81,319
 08-31-10                               2.38               85,000              85,651
 08-31-13                               3.13            4,410,000           4,443,763
 08-15-18                               4.00            3,965,000(s)        4,021,378
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           12,247,570(g)       12,224,852
 01-15-15                               1.63           14,973,010(g)       14,581,333
                                                                          -----------
Total                                                                      78,594,756
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               3.30            2,325,000(d,i)      2,314,746
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            1,025,000(d)          949,453
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,365,000           1,137,437
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            1,150,000             867,517
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               3.47              413,034(i)          350,550
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               3.37            2,000,000(i)        1,563,750
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              749,999(d,l)        705,774
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,375,000(d,l)      2,035,280
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               6.00            2,325,000(m)          350,145
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(m)          661,939
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              28.83            1,450,000(m)          197,490
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              949,741             914,731
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              340,000(v)           35,072
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              225,000(v)           20,577
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              325,000(v)           26,543
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            1,050,000(d)        1,041,223
                                                                          -----------
Total                                                                      13,172,227
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (4.0%)(F)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,683,822           1,634,820
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,525,000           1,299,407
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            3,025,000           2,983,458
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              650,000             568,952
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70            2,600,000           2,315,563
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              775,000             727,986
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            1,393,920           1,394,384
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.80              600,000(d,i)        570,826
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            1,300,000           1,112,514
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              850,000             803,622
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              330,688             314,169
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72              261,139             259,592
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77              641,339(d)          636,158
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              600,000(d)          582,625
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              775,000             750,509
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.34            1,700,000(d,i)      1,470,362
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            1,050,000             496,986
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              951,874             899,161
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              419,265             395,135
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            1,000,000             979,293
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            2,078,533           1,994,020
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,250,000           1,978,960
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            1,150,000           1,013,019
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,150,000             973,208
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90            2,450,000           2,044,591
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              925,000(d)          461,229


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97%          $1,250,000          $1,176,758
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            1,075,000           1,005,264
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,100,000             985,091
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            1,250,000           1,091,714
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            1,450,000           1,294,185
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              191,444             187,869
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.15              725,000             635,565
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              393,307             380,248
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              476,103             467,911
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            1,250,000           1,188,574
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              850,000             795,775
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88            1,250,000           1,098,438
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            3,700,000(d)        3,528,951
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            1,250,000           1,208,956
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              650,000             608,457
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,250,000           1,170,928
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              325,000             278,424
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            2,340,000           1,949,680
                                                                          -----------
Total                                                                      47,713,337
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (18.2%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.67            1,807,152(n)        1,321,821
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.91            1,962,492(n)        1,625,768
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18            1,526,501(n)        1,211,470
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            1,244,101             989,412
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00            4,090,486           2,873,087
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              102,265(d,o)         19,942
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.85            1,399,871(n)        1,027,578
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.20            1,034,145(n)          746,430
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.09            1,575,000(d,n)      1,436,025
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.98            2,742,729(n)        2,258,261
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,810,142           1,584,441
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            1,252,258(m)          180,213
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              791,302             746,049
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            1,289,744           1,224,127
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            1,253,922           1,192,885
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            1,195,823           1,043,432
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            1,182,638           1,105,229
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50              777,380             682,692
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,852,047           1,691,358
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            2,261,969           1,497,141
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            1,445,000           1,181,161
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00            2,620,029           2,302,291
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            1,452,457(d)        1,313,384
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.34            1,406,346(n)          848,854
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50            3,894,764           3,369,123
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00            2,205,124(n)        1,845,571
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              15.32            6,698,311(m)           15,607
Federal Home Loan Mtge Corp
 10-01-38                               6.00           10,500,000(e)       10,627,970
 10-01-38                               6.50            7,500,000(e)        7,689,841
Federal Home Loan Mtge Corp #A27373
 10-01-34                               6.50              357,353             367,942


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
15 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #A28602
 11-01-34                               6.50%            $945,175            $973,181
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,889,053           1,888,342
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00            1,009,034           1,028,232
Federal Home Loan Mtge Corp #C66871
 05-01-32                               6.50            2,669,229           2,773,391
Federal Home Loan Mtge Corp #C71514
 07-01-32                               6.50              134,065             138,540
Federal Home Loan Mtge Corp #C77689
 03-01-33                               6.50              350,738             364,488
Federal Home Loan Mtge Corp #C90598
 10-01-22                               6.50              277,533             287,225
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            1,802,355           1,838,040
Federal Home Loan Mtge Corp #D32310
 11-01-22                               8.00               14,040              15,146
Federal Home Loan Mtge Corp #D55755
 08-01-24                               8.00               45,760              49,735
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              296,151             297,087
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              212,920             223,076
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            1,036,535           1,054,070
Federal Home Loan Mtge Corp #E81009
 07-01-15                               7.50              109,910             115,842
Federal Home Loan Mtge Corp #E89496
 04-01-17                               6.00            2,099,746           2,138,552
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            2,497,833           2,507,217
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            1,324,772           1,330,361
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              416,238             437,499
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            1,756,856           1,794,743
Federal Home Loan Mtge Corp #G01864
 01-01-34                               5.00            1,924,430           1,880,602
Federal Home Loan Mtge Corp #G30216
 04-01-22                               6.50            3,064,368           3,173,173
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               6.60              996,485(m)          223,049
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              20.00            1,237,918(m)           91,208
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              45.20            1,374,900(m)          121,179
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            1,475,729           1,499,858
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50              765,670             798,483
Federal Natl Mtge Assn
 10-01-22                               5.50            1,300,000(e)        1,310,156
 10-01-23                               4.50            3,950,000(e)        3,848,781
 10-01-23                               5.00            2,750,000(e)        2,730,233
 10-01-37                               7.00            5,000,000(e)        5,223,441
 10-01-38                               5.00           14,500,000(e)       14,128,439
 10-01-38                               5.50           21,400,000(e)       21,339,824
 10-01-38                               6.00            2,250,000(e)        2,278,827
 10-01-38                               6.50            4,000,000(e)        4,101,248
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              119,627             129,191
Federal Natl Mtge Assn #190944
 05-01-24                               6.00              623,497             636,067
Federal Natl Mtge Assn #190988
 06-01-24                               9.00               70,905              77,265
Federal Natl Mtge Assn #250322
 08-01-25                               7.50               11,654              12,637
Federal Natl Mtge Assn #250384
 11-01-25                               7.50              146,730             159,105
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              192,616             203,459
Federal Natl Mtge Assn #254494
 08-01-22                               7.00              192,005             201,890
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              285,816             295,601
Federal Natl Mtge Assn #254708
 02-01-23                               7.00               88,132              92,669
Federal Natl Mtge Assn #304279
 02-01-25                               8.50              105,665             116,195
Federal Natl Mtge Assn #309341
 05-01-25                               8.50               26,088              28,688
Federal Natl Mtge Assn #313049
 08-01-11                               8.50               77,137              80,362
Federal Natl Mtge Assn #323606
 03-01-29                               6.50               42,740              44,268
Federal Natl Mtge Assn #433310
 08-01-28                               6.50              242,278             250,939
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              156,887             160,725
Federal Natl Mtge Assn #505122
 07-01-29                               7.00              706,269             742,722
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               73,690              80,206
Federal Natl Mtge Assn #510587
 08-01-29                               7.00              166,008             174,576
Federal Natl Mtge Assn #540041
 02-01-29                               7.00              525,426             555,006
Federal Natl Mtge Assn #545489
 03-01-32                               6.50              160,900             166,401
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              119,187             128,751
Federal Natl Mtge Assn #545885
 08-01-32                               6.50              237,880             248,882
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              694,004             683,798
Federal Natl Mtge Assn #555458
 05-01-33                               5.50            1,355,368           1,357,063
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            1,401,023           1,378,635
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              119,184             121,997
Federal Natl Mtge Assn #642346
 05-01-32                               7.00              714,238             750,576
Federal Natl Mtge Assn #643381
 06-01-17                               6.00               98,066             100,350
Federal Natl Mtge Assn #645277
 05-01-32                               7.00               75,580              79,426
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              467,972             491,781
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              134,473             139,773
Federal Natl Mtge Assn #650105
 08-01-17                               6.50              565,697             587,992
Federal Natl Mtge Assn #662197
 09-01-32                               6.50              307,762             317,995
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              197,957             208,090
Federal Natl Mtge Assn #670711
 10-01-32                               7.00              106,002             111,395
Federal Natl Mtge Assn #673179
 02-01-18                               6.00              256,288             262,257
Federal Natl Mtge Assn #676511
 12-01-32                               7.00               75,236              79,063
Federal Natl Mtge Assn #678397
 12-01-32                               7.00              781,373             821,127
Federal Natl Mtge Assn #684601
 03-01-33                               6.00            2,783,005           2,844,683
Federal Natl Mtge Assn #687887
 03-01-33                               5.50            1,407,326           1,410,269
Federal Natl Mtge Assn #688002
 03-01-33                               5.50            1,433,544           1,436,814
Federal Natl Mtge Assn #688034
 03-01-33                               5.50            1,337,398           1,340,654
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              727,644             732,258
Federal Natl Mtge Assn #694546
 03-01-33                               5.50              537,149             537,241
Federal Natl Mtge Assn #703726
 02-01-33                               5.00            2,303,021           2,266,260
Federal Natl Mtge Assn #710823
 05-01-33                               5.50            1,687,690           1,692,700
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            1,967,957           1,976,590
Federal Natl Mtge Assn #725284
 11-01-18                               7.00               87,543              91,791
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               78,051              79,503
Federal Natl Mtge Assn #726940
 08-01-23                               5.50              240,918             245,324


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #730231
 08-01-23                               5.50%          $1,779,057          $1,786,861
Federal Natl Mtge Assn #747642
 11-01-28                               5.50              321,153             323,190
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            1,531,193           1,540,905
Federal Natl Mtge Assn #755056
 12-01-23                               5.50            1,427,730           1,433,993
Federal Natl Mtge Assn #755598
 11-01-28                               5.00              512,741             504,557
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              392,290             385,636
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            1,760,361           1,719,169
Federal Natl Mtge Assn #768117
 08-01-34                               5.44              709,090(n)          716,807
Federal Natl Mtge Assn #886464
 08-01-36                               6.50            2,184,580           2,242,536
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               7.52            3,077,787(m)          709,711
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               9.86            1,287,493(m)          197,565
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              15.72              612,117(m)           74,612
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                              11.53            3,443,336(m)          755,617
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                               6.52            4,080,022(m)          905,705
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00              542,821             581,953
Govt Natl Mtge Assn
 10-01-38                               5.50            3,700,000(e)        3,688,445
 10-01-38                               6.00            4,000,000(e)        4,058,752
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            1,392,177           1,397,456
Govt Natl Mtge Assn #619592
 09-15-33                               5.00            1,645,261           1,617,703
Govt Natl Mtge Assn #780394
 12-15-08                               7.00               12,515              12,574
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              72.38               67,351(m)            3,945
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               3.37            1,248,299(n)          561,587
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                              20.00           16,044,797(m)              321
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            5,268,967           3,558,202
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            1,475,286           1,304,454
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            2,885,542           2,582,639
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            1,398,362           1,250,159
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            1,302,202           1,116,790
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            2,748,316           2,426,677
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                              20.00            6,419,436(m)            3,916
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29            1,175,434(n)        1,049,219
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.93            1,143,065(n)          972,914
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            3,238,033           2,768,384
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            2,606,615           2,338,624
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.03            1,257,109(n)        1,087,012
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11            2,482,237(n)        2,212,095
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00            3,047,668           2,775,657
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            1,377,330             967,413
                                                                          -----------
Total                                                                     214,387,138
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
DRS Technologies
 11-01-13                               6.88              109,000             107,910
Moog
 Sr Sub Nts
 06-15-18                               7.25              145,000(d)          139,925
                                                                          -----------
Total                                                                         247,835
-------------------------------------------------------------------------------------


BANKING (1.5%)
Bank of America
 Sr Unsecured
 05-01-18                               5.65            3,370,000           2,902,108
Citigroup
 Sr Unsecured
 02-14-11                               5.13              805,000             751,430
 04-11-13                               5.50            1,265,000           1,104,169
 05-15-18                               6.13            1,980,000           1,639,448
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00              620,000             570,779
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00            1,705,000           1,551,079
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00            1,060,000             971,582
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            2,365,000           1,688,974
Popular North America
 10-01-08                               3.88            6,115,000           6,114,890
                                                                          -----------
Total                                                                      17,294,459
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
17 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88%             $30,000(b,e,u)       $3,750
 05-02-18                               6.88            1,220,000(b,u)        152,500
Merrill Lynch & Co
 04-25-18                               6.88              615,000             538,492
Merrill Lynch & Co
 Sr Unsecured
 02-05-13                               5.45              355,000             311,282
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              890,000             588,995
                                                                          -----------
Total                                                                       1,595,019
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Airgas
 10-01-18                               7.13              425,000(d)          412,250
INVISTA
 Sr Unsecured
 05-01-12                               9.25              557,000(d)          547,253
NALCO
 11-15-11                               7.75              330,000             323,400
                                                                          -----------
Total                                                                       1,282,903
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.2%)
Clorox
 Sr Unsecured
 10-15-12                               5.45              420,000             422,494
 03-01-13                               5.00            1,580,000           1,538,871
                                                                          -----------
Total                                                                       1,961,365
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
Tyco Electronics Group
 10-01-12                               6.00              140,000(c)          137,976
 01-15-14                               5.95            1,085,000(c)        1,089,159
                                                                          -----------
Total                                                                       1,227,135
-------------------------------------------------------------------------------------


ELECTRIC (1.5%)
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80            3,010,000           3,009,307
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30              380,000             366,559
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38              280,000             291,012
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35              600,000             564,295
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,890,000           1,872,102
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45              870,000             872,781
Florida Power
 1st Mtge
 06-15-38                               6.40              605,000             572,893
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,390,000           1,133,830
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)         85,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               45,079              46,432
Nevada Power
 08-01-18                               6.50              640,000             616,258
Nevada Power
 Series M
 03-15-16                               5.95              745,000             701,177
NiSource Finance
 03-01-13                               6.15              760,000             735,621
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            1,455,000           1,486,413
PacifiCorp
 1st Mtge
 09-15-13                               5.45            1,475,000           1,457,610
 07-15-38                               6.35              785,000             740,191
Portland General Electric
 03-15-10                               7.88              765,000             794,522
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              505,000             418,571
Progress Energy Carolinas
 1st Mtge
 04-01-38                               6.30              255,000             246,126
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,555,000           1,457,713
Wisconsin Electric Power
 04-01-14                               6.00              320,000(e)          318,877
                                                                          -----------
Total                                                                      17,787,290
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            1,041,917(o)        1,026,288
-------------------------------------------------------------------------------------


ENVIRONMENTAL (--%)
Allied Waste North America
 Series B
 04-15-14                               7.38              150,000             145,875
Allied Waste North America
 Sr Secured
 02-15-14                               6.13              110,000             101,200
 06-01-17                               6.88              195,000             187,688
                                                                          -----------
Total                                                                         434,763
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.7%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75              765,000             793,097
Cott Beverages USA
 12-15-11                               8.00              670,000             469,000
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                               6.82            1,005,000(d)          970,083
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88              990,000             911,692
Molson Coors Capital Finance
 09-22-10                               4.85            2,910,000(c)        2,921,669
SABMiller
 01-15-14                               5.70            1,920,000(c,d)      1,925,704
                                                                          -----------
Total                                                                       7,991,245
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              310,000             263,500
-------------------------------------------------------------------------------------


GAS PIPELINES (0.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              955,000             981,186
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,813,000           1,717,549
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              395,000             399,981
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80              340,000(d)          290,034
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            1,305,000           1,243,981
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90              700,000(d)          619,495
Southern Star Central
 Sr Nts
 03-01-16                               6.75              380,000             348,650
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            1,347,000           1,290,775
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00              535,000             547,776
                                                                          -----------
Total                                                                       7,439,427
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              740,000             743,013
Omnicare
 12-15-13                               6.75              680,000             617,100
 12-15-15                               6.88               95,000              84,550
                                                                          -----------
Total                                                                       1,444,663
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30%            $600,000            $550,214
 03-15-17                               5.95              120,000             100,027
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63              754,000             633,848
                                                                          -----------
Total                                                                       1,284,089
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.9%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               3.22              360,000(i)          355,761
 09-15-16                               5.95            1,670,000           1,534,922
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              550,000(c)          444,330
EnCana Holdings Finance
 05-01-14                               5.80              155,000(c)          148,067
EnCana
 Sr Nts
 10-15-13                               4.75              190,000(c)          176,437
EnCana
 Sr Unsecured
 11-01-11                               6.30            2,290,000(c)        2,334,220
Nexen
 11-20-13                               5.05              495,000(c)          470,642
Quicksilver Resources
 08-01-15                               8.25              600,000             558,000
SandRidge Energy
 Sr Nts
 06-01-18                               8.00              125,000(d)          108,125
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            3,190,000           3,023,766
 01-31-15                               5.00              835,000             768,749
 06-30-15                               5.30              645,000             599,511
                                                                          -----------
Total                                                                      10,522,530
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            1,520,000           1,336,072
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            1,500,000(c)        1,188,342
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85              425,000(c)          367,288
TNK-BP Finance
 03-13-18                               7.88              200,000(c,d)        168,000
                                                                          -----------
Total                                                                       3,059,702
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.4%)
MetLife
 Sr Unsecured Series A
 08-15-18                               6.82            1,005,000             959,150
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,605,000(d)        1,508,852
Pricoa Global Funding I
 Secured
 10-18-12                               5.40            1,730,000(d)        1,637,882
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30              920,000             888,910
                                                                          -----------
Total                                                                       4,994,794
-------------------------------------------------------------------------------------


MEDIA CABLE (0.4%)
Comcast
 03-15-11                               5.50            2,220,000           2,198,305
 03-15-37                               6.45            1,880,000           1,516,338
 05-15-38                               6.40              430,000             338,489
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13              458,000             453,420
                                                                          -----------
Total                                                                       4,506,552
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.1%)
British Sky Broadcasting Group
 02-23-09                               6.88            2,790,000(c)        2,789,358
 02-15-18                               6.10            1,320,000(c,d)      1,264,982
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              570,000(d)          527,250
EchoStar DBS
 10-01-13                               7.00               50,000              43,125
 10-01-14                               6.63               99,000              79,448
 02-01-16                               7.13              230,000             184,575
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70               95,000              79,013
News America
 12-15-35                               6.40            1,435,000           1,205,444
 11-15-37                               6.65              120,000             100,647
Reed Elsevier Capital
 08-01-11                               6.75            1,495,000           1,559,770
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,115,000           1,845,316
Thomson Reuters
 10-01-14                               5.70            2,935,000(c)        2,916,646
 07-15-18                               6.50              880,000(c)          841,599
                                                                          -----------
Total                                                                      13,437,173
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                               8.15              165,000             146,010
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.1%)
Gaz Capital
 Secured
 11-22-16                               6.21              150,000(c,d)        119,250
Halliburton
 Sr Unsecured
 09-15-38                               6.70              835,000             798,846
                                                                          -----------
Total                                                                         918,096
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Owens-Brockway Glass Container
 05-15-13                               8.25              925,000             920,375
Vitro
 02-01-17                               9.13              285,000(c)          185,250
                                                                          -----------
Total                                                                       1,105,625
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              225,000             175,500
-------------------------------------------------------------------------------------


RAILROADS (0.3%)
CSX
 Sr Unsecured
 03-15-12                               6.30              855,000             854,476
 03-15-13                               5.75            1,760,000           1,678,322
 04-01-15                               6.25            1,310,000           1,247,961
                                                                          -----------
Total                                                                       3,780,759
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                               5.70              290,000             228,499
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              815,000             680,050
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25              155,000             132,202
                                                                          -----------
Total                                                                       1,040,751
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20              405,000             394,525
Kohl's
 Sr Unsecured
 12-15-17                               6.25              490,000             452,809
Macys Retail Holdings
 07-15-09                               4.80            3,695,000           3,611,363
                                                                          -----------
Total                                                                       4,458,697
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75              665,000             674,911
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00               25,000              23,656
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
19 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


TOBACCO (0.1%)
Philip Morris Intl
 Sr Unsecured
 05-16-18                               5.65%          $1,025,000            $947,442
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.3%)
Erac USA Finance
 10-15-17                               6.38            3,670,000(d)        2,998,638
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        3,307,000,000(c)          282,996
-------------------------------------------------------------------------------------


WIRELESS (0.1%)
Nextel Communications
 Series D
 08-01-15                               7.38              670,000             442,200
Nextel Communications
 Series E
 10-31-13                               6.88               40,000              27,200
Rogers Communications
 08-15-18                               6.80            1,095,000(c)        1,040,250
                                                                          -----------
Total                                                                       1,509,650
-------------------------------------------------------------------------------------


WIRELINES (2.1%)
AT&T
 Sr Unsecured
 03-15-11                               6.25            3,240,000           3,274,506
 01-15-38                               6.30              440,000             364,388
 05-15-38                               6.40            1,670,000           1,409,769
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              280,000             262,150
Telecom Italia Capital
 11-15-13                               5.25            4,140,000(c)        3,672,967
Telefonica Europe
 09-15-10                               7.75            3,945,000(c)        4,027,687
TELUS
 Sr Unsecured
 06-01-11                               8.00            5,522,500(c)        5,848,714
Verizon Communications
 04-15-38                               6.90            1,165,000           1,020,733
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,005,000           4,004,840
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            1,000,000             992,003
Windstream
 08-01-16                               8.63              225,000             207,563
 03-15-19                               7.00               55,000              44,000
                                                                          -----------
Total                                                                      25,129,320
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $531,181,820)                                                     $499,441,463
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $1,475,000          $1,182,449
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $1,474,853)                                                         $1,182,449
-------------------------------------------------------------------------------------



SENIOR LOANS (0.5%)(p)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSTRUCTION MACHINERY (--%)
Manitowoc
 Tranche B2 Term Loan
 TBD                                     TBD             $210,000(e,r)       $200,655
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.17-6.08%             697,602             523,201
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               60,729(e,q,r)       53,316
Community Health Systems
 Term Loan
 07-25-14                          5.06-5.97            1,187,434           1,042,472
HCA
 Tranche B Term Loan
 11-17-13                               6.01            1,847,662           1,635,993
                                                                          -----------
Total                                                                       2,731,781
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                               4.80            1,107,630             880,256
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          4.47-4.80              597,852             350,742
Nielsen Finance
 Term Loan
 08-09-13                               4.80              766,234(c)          674,286
                                                                          -----------
Total                                                                       1,025,028
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $6,469,074)                                                         $5,360,921
-------------------------------------------------------------------------------------






MONEY MARKET FUND (1.2%)(k)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              14,553,095(t)        $14,553,095
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,553,095)                                                       $14,553,095
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,336,207,310)(w)                                              $1,262,969,877
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               142           $16,638,407       Dec. 2008          $48,970
U.S. Treasury Note, 2-year                             (7)           (1,494,063)      Jan. 2009           (9,528)
U.S. Treasury Note, 5-year                           (630)          (70,707,659)      Jan. 2009         (244,680)
U.S. Treasury Note, 10-year                          (238)          (27,280,750)      Dec. 2008          236,958
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $31,720
-------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                               REFERENCED        BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL   UNREALIZED
COUNTERPARTY                                     ENTITY         PROTECTION   FIXED RATE       DATE        AMOUNT   APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                            Home Depot                 Buy          .50%    March 20, 2011  $380,000      $7,379
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                            ConAgra Foods              Buy          .18     Sept. 20, 2011   765,000       4,355
-------------------------------------------------------------------------------------------------------------------------------
Citibank                                 Reed Elsevier Capital      Buy          .26     Sept. 20, 2011   365,000       2,566
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                            FirstEnergy                Buy          .60      Dec. 20, 2011   235,000         289
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                     Kroger                     Buy          .36     March 20, 2012   665,000       2,787
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                     Cardinal Health            Buy         .225      June 20, 2012   740,000       6,033
-------------------------------------------------------------------------------------------------------------------------------
Citibank                                 Clorox                     Buy          .31      Dec. 20, 2012   605,000       8,390
-------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                     NiSource Finance           Buy          .55      Dec. 20, 2012   760,000      40,736
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $72,535
-------------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2008, the value of foreign securities represented 7.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $35,229,310 or 3.0% of net assets.

(e) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $82,206,079.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(j)  At Sept. 30, 2008, security was partially or fully on loan.

(k) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. The Fund's cash equivalent position is 0.9% of net assets.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
MBIA   --   MBIA Insurance Corporation


(m) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2008.

(n) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.


--------------------------------------------------------------------------------
21 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $3,507,190
Banc of America Funding*
  Series 2006-2 Cl N1
  7.25% 2046                         11-14-06 thru 07-21-08         101,409
Crown Paper Escrow                          04-16-07                     --
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 07-19-07       2,409,820
United Artists Theatre Circuit
  Pass-Through Ctfs
  9.30% 2015                         12-08-95 thru 08-12-96       1,021,699
Virgin Media                         11-15-05 thru 07-29-08       9,759,460


  * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At Sept. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems
  Delayed Draw                                                                $60,729


(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s) At Sept. 30, 2008, investments in securities included securities valued at $1,378,465 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(u) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(v) On Dec. 17, 2007, Renaissance Home Equity Loan Trust Series 2007-2 filed a Chapter 11 bankruptcy petition.

(w) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,336,207,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $85,976,000
Unrealized depreciation                                                     (159,213,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(73,237,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $749,724,546      $500,982,388     $12,262,943    $1,262,969,877
Other financial instruments*                           31,720            72,535              --           104,255

-----------------------------------------------------------------------------------------------------------------
Total                                            $749,756,266      $501,054,923     $12,262,943    $1,263,074,132
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                           $9,492,787        $(172,913)
  Accrued discounts/premiums                                            (393,676)              --
  Realized gain (loss)                                                     1,623                *
  Change in unrealized appreciation (depreciation)                    (4,098,557)         172,913
  Net purchases (sales)                                               (4,390,048)              --
  Transfers in and/or out of Level 3                                  11,650,814               --

----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                         $12,262,943              $--
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to Sept. 30, 2008 for other financial instruments was $(196,227).




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
23 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Cash Management Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




U.S. GOVERNMENT AGENCIES (7.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 10-01-08                            0.10%           $25,000,000          $25,000,000
 10-10-08                            0.68             50,000,000           49,990,624
 01-20-09                            2.74             12,200,000           12,098,435
Federal Natl Mtge Assn Disc Nts
 10-06-08                            0.63              3,000,000            2,999,688
 10-23-08                            0.49             22,700,000           22,693,064
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $112,781,811)                                                     $112,781,811
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (10.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Barclays Bank
 10-27-08                            3.91%           $10,000,000(b)       $10,000,000
 05-27-09                            3.13             10,000,000(b)        10,000,000
 05-28-09                            3.21             11,000,000(b)        11,000,000
Calyon NY
 12-09-08                            2.75             10,000,000           10,000,000
Chase Bank USA
 10-30-08                            2.66              4,500,000            4,500,000
Credit Suisse NY
 05-07-09                            3.10             10,000,000(b)        10,000,000
 05-20-09                            3.11             10,000,000(b)        10,000,000
 06-16-09                            3.14             10,000,000(b)        10,000,000
Deutsche Bank NY
 10-29-08                            2.69             10,000,000           10,000,000
HSBC Bank USA
 10-15-08                            2.69             10,000,000           10,000,000
Royal Bank of Canada
 10-01-08                            2.25             13,800,000           13,800,000
US Bank
 10-31-08                            2.68             10,000,000           10,000,000
 11-14-08                            2.68             15,000,000           15,000,000
Wachovia Bank
 10-01-08                            2.78             12,000,000           12,000,000
 10-06-08                            2.78             10,000,000           10,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $156,300,000)                                                     $156,300,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (6.4%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-30-09                            3.00%            $5,000,000           $5,000,000
Bank of New York
 10-10-08                            2.48             10,000,000           10,000,000
General Electric Capital
 09-24-09                            3.22             10,000,000           10,000,000
HSBC USA
 08-14-09                            3.20             10,000,000           10,000,000
Lloyds TSB Group
 10-06-08                            2.81             10,000,000           10,000,000
Merrill Lynch & Co
 11-17-08                            2.91             10,000,000           10,000,000
New York Life Global Funding
 09-04-09                            2.99             10,000,000           10,000,000
US Bank
 08-19-09                            2.87             15,000,000           15,000,000
 09-10-09                            2.91              8,000,000            8,000,000
Wells Fargo & Co
 09-03-09                            2.55              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $93,000,000)                                                       $93,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (76.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (24.2%)
Alpine Securitization
 10-01-08                            6.59%           $25,000,000(c)       $24,999,999
Amsterdam Funding
 10-03-08                            1.78              4,900,000            4,899,281
Ciesco LLC
 10-23-08                            2.56             13,400,000(c)        13,378,381
 11-03-08                            2.74              6,000,000(c)         5,984,710
Citibank Credit Card Issue Trust (Dakota Nts)
 11-06-08                            2.70             12,000,000(c)        11,967,240
 11-13-08                            2.75             15,000,000(c)        14,950,371
 11-18-08                            2.76             12,000,000(c)        11,955,680
Enterprise Funding LLC
 10-23-08                            2.58             10,800,000(c)        10,782,444
 12-04-08                            2.75             10,856,000(c)        10,803,119
Gemini Securitization LLC
 10-01-08                            6.08             10,000,000(c)        10,000,000
 10-30-08                            2.75              8,000,000(c)         7,981,956
 11-21-08                            2.75             12,000,000(c)        11,953,250
 12-01-08                            2.78             10,000,000(c)         9,953,064
 12-09-08                            2.76             10,000,000(c)         9,947,292
Kitty Hawk Funding
 11-03-08                            2.68              7,000,000(c)         6,982,547
Old Line Funding LLC
 10-01-08                            2.82             13,000,000(c)        13,000,000
 10-02-08                            1.40              6,000,000(c)         5,999,538
 11-04-08                            2.74              6,000,000(c)         5,984,303
 11-06-08                            2.74              8,638,000(c)         8,614,073
Ranger Funding LLC
 10-14-08                            2.56              9,000,000(c)         8,991,160
 11-03-08                            2.67              4,528,000(c)         4,516,752
 11-19-08                            2.74              4,000,000(c)         3,985,028
 12-02-08                            2.76             10,000,000(c)         9,952,639
 12-08-08                            2.70              6,500,000(c)         6,466,482
Salisbury Receivables LLC
 10-03-08                            1.72              6,000,000(c)         5,999,150
 10-10-08                            2.30             13,000,000(c)        12,991,810
Sheffield Receivables
 10-01-08                            4.31             15,000,000(c)        15,000,000
 10-08-08                            2.44              3,495,000(c)         3,493,131
 10-17-08                            2.53              5,000,000(c)         4,994,111
 10-24-08                            2.58              9,000,000(c)         8,984,763
 10-27-08                            2.66              7,000,000(c)         6,986,249
 01-06-09                            3.01              5,000,000(c)         4,959,853
Thames Asset Global Securities #1
 11-25-08                            2.75              5,556,000(c)         5,532,657
Thunder Bay Funding LLC
 10-01-08                            5.58             29,000,000           28,999,999
 10-16-08                            2.52              7,300,000            7,291,940
 12-01-08                            2.75              4,764,000(c)         4,741,882
 12-03-08                            2.78             10,000,000(c)         9,951,525
WhistleJacket Capital LLC
 03-20-08                            2.50             10,000,000(b,d,e)    10,000,000
 02-25-08                            3.12              2,000,000(b,d,e)     2,000,000
                                                                         ------------
Total                                                                     365,976,379
-------------------------------------------------------------------------------------


BANKING (33.0%)
ABN Amro North America Finance
 10-14-08                            2.24             13,600,000           13,588,312
Bank of America
 10-02-08                            1.37              9,000,000            8,999,323
 10-06-08                            2.24             10,000,000            9,996,326
 10-09-08                            2.42             12,000,000           11,992,853
 11-07-08                            2.63             10,000,000            9,972,661
 11-12-08                            2.64              9,000,000            8,972,070
Bank of Ireland
 10-21-08                            2.61             10,000,000(c)         9,985,000
 10-22-08                            2.70             10,000,000(c)         9,983,725
 11-17-08                            2.69             15,000,000(c)        14,947,125
Bank of Nova Scotia (Scotiabank)
 10-02-08                            1.37             10,000,000            9,999,250
Barclays US Funding
 10-28-08                            2.72             10,000,000            9,979,150
Calyon North America
 11-12-08                            2.64             10,000,000            9,968,967
Credit Suisse NY
 10-02-08                            1.98             15,000,000           14,998,375
 01-16-09                            3.05              8,000,000            7,928,429
Deutsche Bank Financial LLC
 10-01-08                            2.03             48,000,000           47,999,999
HSBC Finance
 11-24-08                            2.75             12,000,000           11,950,500
 12-04-08                            2.76              5,000,000            4,975,556
HSBC USA
 11-03-08                            2.67             12,000,000           11,970,190


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
ING (US) Funding LLC
 10-07-08                            2.26%           $12,000,000          $11,994,790
 10-09-08                            2.42              6,000,000            5,996,420
 10-17-08                            2.46             13,700,000           13,684,291
 10-24-08                            2.63              8,000,000            7,986,200
 10-27-08                            2.45              4,540,000            4,531,803
 12-08-08                            2.71              5,663,000            5,634,119
 12-18-08                            2.82              5,000,000            4,969,667
JPMorgan Chase & Co
 10-01-08                            1.98             15,000,000           15,000,000
 11-04-08                            2.62              5,200,000            5,186,986
 11-17-08                            2.59              7,000,000            6,976,239
 12-10-08                            3.02             20,100,000           19,982,749
 12-17-08                            2.74              8,000,000            7,953,458
Nordea North America
 10-14-08                            2.54              8,000,000            7,992,229
Rabobank USA Financial
 10-10-08                            2.42             29,000,000           28,980,802
 11-10-08                            2.64             18,000,000           17,946,688
 12-12-08                            2.62              7,000,000            6,963,460
Royal Bank of Canada
 10-10-08                            2.44             10,000,000            9,993,325
Scotiabanc
 10-16-08                            2.56              8,000,000(c)         7,991,033
UBS Finance (Delaware) LLC
 10-07-08                            2.41              8,000,000            7,996,300
 10-08-08                            2.48              6,000,000            5,996,745
 10-14-08                            2.63              6,000,000            5,993,955
 10-20-08                            2.59              6,000,000            5,991,498
 11-21-08                            2.81              5,000,000            4,980,060
 12-08-08                            2.80              5,000,000            4,973,272
Wells Fargo & Co
 11-05-08                            2.60             10,000,000            9,974,431
 11-25-08                            2.66             10,000,000            9,959,361
 12-05-08                            2.67             10,000,000            9,951,972
                                                                         ------------
Total                                                                     483,789,664
-------------------------------------------------------------------------------------


LIFE INSURANCE (5.5%)
MetLife Funding
 10-14-08                            2.54             25,000,000           24,975,625
Prudential Funding LLC
 10-01-08                            2.28             35,000,000           35,000,000
 10-06-08                            2.09             20,000,000           19,993,125
                                                                         ------------
Total                                                                      79,968,750
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (3.5%)
General Electric Capital
 10-01-08                            2.53              5,000,000            5,000,000
General Electric Capital Services
 10-06-08                            2.14             11,000,000           10,996,135
 10-09-08                            2.22             15,000,000           14,991,800
 10-14-08                            2.40             12,900,000           12,888,121
 01-12-09                            2.72              7,200,000            7,144,586
                                                                         ------------
Total                                                                      51,020,642
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (9.2%)
BNP Paribas Finance
 10-01-08                            4.50             10,000,000           10,000,000
 10-02-08                            2.10             13,000,000           12,998,501
 10-03-08                            1.76             10,000,000            9,998,556
 10-07-08                            2.26              5,000,000            4,997,833
 10-09-08                            2.44              3,000,000            2,998,199
 11-10-08                            2.71              6,000,000            5,981,793
 12-11-08                            2.77              6,000,000            5,967,340
Citigroup Funding
 10-07-08                            2.45              5,000,000            4,997,650
 11-05-08                            2.82              6,000,000            5,983,375
 11-10-08                            2.84             12,000,000           11,961,867
 11-24-08                            2.83             10,000,000            9,957,550
 11-26-08                            2.83              9,600,000            9,557,739
Fortis Funding LLC
 10-15-08                            2.34             14,000,000(c)        13,986,525
 12-08-08                            2.82              6,000,000(c)         5,968,153
Southern Co Funding
 10-01-08                            4.51             19,900,000(c)        19,900,001
                                                                         ------------
Total                                                                     135,255,082
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,116,010,368)                                                 $1,116,010,517
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,478,092,179)(f)                                              $1,478,092,328
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $395,546,721 or 27.0% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVS"). In 2007 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Sept. 30, 2008, VP -- Cash Management Fund (Cash Management) held remaining SIV positions in WhistleJacket Capital LLC
     (WJC). As of Sept. 30, 2008, Cash Management valued WJC at $12 million, representing 0.8% of Cash Management's net assets.

     WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. Cash Management's two remaining positions in WJC are in default as of their respective maturity dates, Feb. 25, 2008 ($2 million) and March 20, 2008 ($10 million). Subsequently, Cash Management received a partial payment of $2.8 million from WJC on Oct. 27, 2008 reducing the remaining WJC outstanding principal amounts to $9.2 million. The receivers continue to develop restructuring plans which will likely result in Cash Management receiving less than the remaining principal on its investment. Accordingly, these holdings have been determined to be illiquid.

     Pursuant to the Cash Management's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of Cash Management using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide a net asset value for Cash Management in accordance with Rule 2a-7.


--------------------------------------------------------------------------------
25 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




     As of Sept. 30, 2008, Cash Management carried its investment in WJC at amortized cost of $12 million. At that date, for purposes of the Rule 2a-7 monitoring procedure described above, the fair value of WJC was determined to be $11.2 million. As of Nov. 10, 2008, WJC was carried at amortized cost of $9.2 million and the fair value of WJC was determined to be $7.7 million.

     As of Sept. 30, 2008 and Nov. 10, 2008, the fair value of Cash Management's investments (including SIVs) continued to support the use of amortized cost, in accordance with Rule 2a-7. For the nine months ended Sept. 30, 2008 and continuing through Nov. 10, 2008 all investments held by Cash Management, including SIVs, were valued at amortized cost in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing procedure were not material to Cash Management's $1 net asset value.

     With the exception of Cheyne Finance (Cheyne), all other SIVs held during the nine month period ended Sept. 30, 2008 matured and all interest and principal payments were received on a timely basis as follows:

                                      MATURITY          PRINCIPAL
                                        DATE         ($ IN MILLION)
-------------------------------------------------------------------
Cullinan Finance                     04-25-2008            $10
                                     04-28-2008              4
K2 (USA) LLC                         04-21-2008             15
Sedna Finance                        01-18-2008              8
Sigma Finance                        04-18-2008             15
                                     04-23-2008             15
                                     06-06-2008             10


     Cheyne breached a financial covenant on Aug. 28, 2007 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne to be insolvent and the holding was determined to be illiquid. On April 17, 2008, Cash Management received a partial payment from Cheyne of $0.4 million, reducing the outstanding principal that was in default as of its Nov. 12, 2007 maturity date from $2 million to $1.6 million. On July 24, 2008, Cash Management elected to receive an additional cash payment in the amount of $0.9 million as one of the available options in accordance with the plan of liquidation of the Cheyne obligations, resulting in a realized loss of $0.7 million on the position. The loss was not material to the Fund's $1 net asset value.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
WhistleJacket Capital LLC
  2.50% Commercial Paper 2008          03-16-07       $9,999,847
WhistleJacket Capital LLC
  3.12% Commercial Paper 2008          03-23-07        2,000,004


(f) Also represents the cost of securities for federal income tax purposes at Sept. 30, 2008.





--------------------------------------------------------------------------------
26 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $--          $1,478,092,328         $--        $1,478,092,328






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
27 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Bond Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (102.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.2%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $2,425,000(d)       $2,294,778
 06-15-35                               6.63            3,368,000           3,084,380
Petroleos de Venezuela
 04-12-17                               5.25            4,919,000           2,656,260
                                                                         ------------
Total                                                                       8,035,418
-------------------------------------------------------------------------------------


SOVEREIGN (0.6%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75            2,308,000(d)        1,632,010
Republic of Argentina
 09-12-13                               7.00            3,746,000           2,528,550
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            4,660,000(s)          375,130
Republic of Colombia
 01-27-17                               7.38            2,000,000           2,075,000
 09-18-37                               7.38            1,735,000           1,736,735
Republic of El Salvador
 06-15-35                               7.65            1,800,000(d)        1,764,000
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88            1,034,000(d)          930,600
 10-12-35                               8.50            1,338,000(d)        1,304,550
 01-17-38                               7.75            1,150,000(d)        1,035,000
Republic of Philippines
 01-15-16                               8.00              575,000             605,188
 01-14-31                               7.75            2,732,000           2,868,600
Republic of Turkey
 09-26-16                               7.00              590,000             588,525
 04-03-18                               6.75            1,857,000           1,745,580
 03-17-36                               6.88            4,785,000           4,210,800
Republic of Uruguay
 05-17-17                               9.25              876,000             986,595
Republic of Venezuela
 02-26-16                               5.75              946,000             614,900
 05-07-23                               9.00            2,200,000           1,490,500
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              944,000             743,400
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            2,184,000           2,074,800
Russian Federation
 03-31-30                               7.50            1,311,035(d)        1,324,145
                                                                         ------------
Total                                                                      30,634,608
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (22.4%)
Federal Farm Credit Bank
 10-17-12                               4.50           17,155,000          17,508,393
Federal Home Loan Mtge Corp
 05-28-10                               2.38            2,750,000           2,715,350
 07-17-15                               4.38           36,515,000          36,411,699
 04-18-16                               5.25           39,540,000          41,268,096
 12-14-18                               5.00           43,261,000          40,663,437
 03-15-31                               6.75           20,685,000          25,340,552
 04-16-37                               6.00           49,700,000          49,052,956
Federal Natl Mtge Assn
 05-18-12                               4.88           30,760,000          31,877,960
 01-02-14                               5.13           62,386,000          62,125,850
 04-15-15                               5.00           49,850,000          51,559,307
 11-15-30                               6.63            3,035,000           3,662,696
 07-15-37                               5.63           18,330,000          19,386,708
U.S. Treasury
 05-31-10                               2.63           55,145,000          55,761,080
 06-30-10                               2.88           43,775,000          44,496,587
 08-31-10                               2.38          124,525,000(g)      125,478,363
 12-15-10                               4.38           38,595,000          40,563,963
 08-31-13                               3.13           21,650,000(g)       21,815,752
 08-15-18                               4.00           98,570,000(g)       99,971,567
 02-15-26                               6.00           74,968,000          88,954,180
 02-15-38                               4.38           25,165,000          25,485,451
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           71,372,742(n)       71,240,351
 01-15-15                               1.63          172,978,577(n)      168,453,643
                                                                         ------------
Total                                                                   1,123,793,941
-------------------------------------------------------------------------------------


ASSET-BACKED (1.6%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            8,375,000(m)        8,088,416
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               3.30            7,675,000(d,k)      7,641,152
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,525,000(d)        4,191,488
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,050,000             874,951
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            6,775,000           5,110,809
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               3.47            1,021,256(k)          866,760
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               3.37           10,250,000(k)        8,014,219
CPS Auto Trust
 Series 2007-Cl A3 (FSA)
 05-15-12                               5.43            8,099,948(d,m)      7,696,216
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04            5,849,995(d,m)      5,505,033
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            7,000,000(d,m)      5,998,720
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                               3.35              912,376(k)          905,961
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               6.00            6,400,000(j)          963,840
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           11,700,000(j)        2,277,850
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                               6.35           11,633,000(j)        1,553,238
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              28.83            7,413,000(j)        1,009,651
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            2,214,764           2,133,122
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,645,000(w)          169,688
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66            1,065,000(w)           97,397
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,565,000(w)          127,816
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                               3.39           14,950,000(k)       13,013,609
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            3,850,000(d)        3,817,818
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            3,120,000(m)        2,931,052
                                                                         ------------
Total                                                                      82,988,806
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (8.5%)(F)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           15,170,000          14,063,916


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00%            $189,922            $184,395
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57            1,890,000           1,810,622
Bear Stearns Commercial Mtge Securities
 Series 2007-PW16 Cl A1
 06-11-40                               5.59            5,317,720           5,209,310
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
 01-12-45                               5.33           10,000,000           9,342,190
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            6,850,000           5,836,680
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                               5.25               67,161              66,608
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           17,625,000          17,382,965
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            3,841,000           3,362,066
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70           15,200,000          13,537,141
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            1,800,000           1,690,805
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            5,015,507           5,017,175
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.80            1,475,000(d,k)      1,403,280
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
 09-15-39                               5.47              380,000             342,361
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            7,550,000           6,461,141
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18           12,000,000          12,280,111
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            2,900,000           2,741,769
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            2,037,343           1,935,570
CS First Boston Mtge Securities
 Series 2005-C5 Cl A4
 08-15-38                               5.10           22,885,000          21,179,843
Federal Natl Mtge Assn #387486
 07-01-15                               4.70            9,232,036           8,922,566
Federal Natl Mtge Assn #555806
 10-01-13                               5.10              953,634             948,416
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              106,703             107,019
Federal Natl Mtge Assn #735390
 03-01-16                               4.87            2,537,080           2,525,854
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72               81,606              81,123
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77            2,300,000           2,059,123
GE Capital Commercial Mtge
 Series 2005-C3 Cl A5
 07-10-45                               4.98           10,000,000           9,595,239
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            2,129,729(d)        2,112,525
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            3,850,000(d)        3,738,511
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            1,675,000           1,622,069
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           52,195,000          44,110,573
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                               5.48            5,150,000           3,937,957
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            5,125,000           4,624,437
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.34            8,650,000(d,k)      7,481,547
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            5,475,000           2,591,427
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                               4.39            2,373,843           2,308,377
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            1,751,448           1,654,456
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              751,184             707,950
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            5,575,000           5,295,093
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.08            1,100,000           1,063,642
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            2,000,000           1,958,586
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,758,090           8,401,985
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           18,835,000          16,566,091
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            5,775,000           5,087,117
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            4,550,000           4,210,679
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79           17,250,000          14,598,126
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           13,300,000          11,099,208
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            5,700,000(d)        2,842,170
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            2,250,000           2,118,164
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            6,925,000           6,475,771
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            6,395,000           5,726,962
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            5,200,000           4,541,529
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            8,075,000           7,207,269
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61            1,579,413           1,549,922
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.15            5,925,000           5,194,098
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            3,477,411           3,361,951
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            1,094,024           1,075,199
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            2,475,000           2,353,376
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            5,575,000           5,219,346
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88            7,400,000           6,502,750
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09           11,925,000          11,785,358


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
29 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08%         $13,125,000(d)      $12,518,243
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            3,075,000           2,974,031
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           37,000,000          33,754,100
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            3,950,000           3,697,544
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            6,100,000           5,714,130
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            2,075,000           1,777,632
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34           13,868,000          11,554,769
                                                                         ------------
Total                                                                     429,201,958
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (43.7%)(F,R)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.67            4,237,460(l)        3,099,443
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.91            4,804,179(l)        3,979,880
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18            6,354,061(l)        5,042,743
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               3.37           11,630,223(l)        4,586,881
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                               3.40           15,509,110(l)        9,156,596
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            2,257,813           1,795,599
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            4,247,290           3,448,268
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           24,829,250          17,439,638
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              409,056(d,i)         79,766
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.85            6,006,718(l)        4,409,244
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00           18,480,024          12,610,451
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                               6.00            6,548,922           4,989,460
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.20            6,829,664(l)        4,929,549
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.09            5,800,000(d,l)      5,288,218
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.98           16,164,116(l)       13,308,934
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00            8,330,596           7,088,816
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            6,220,896(j)          895,253
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            1,457,314           1,373,974
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           17,961,749          14,781,959
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                               3.46            4,745,822(k)        3,018,633
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            2,851,695           2,706,612
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            2,800,322           2,664,011
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            2,323,688           2,171,592
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50            1,915,465           1,682,152
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            5,326,487           4,864,345
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            5,393,926           3,570,105
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00           11,411,250           9,327,700
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           14,372,732          12,629,709
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           19,082,316          12,630,108
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50           23,165,155          16,338,685
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           22,516,709          15,649,993
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                               3.56           10,742,848(k)        4,637,561
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.71           19,045,209(k)        6,076,338
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                               5.50           16,405,194          14,321,223
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                               5.11              222,656(l)          180,305
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                               5.57            6,577,033(l)        4,136,891


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
30 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00%          $2,994,482(d)       $2,707,761
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.34            3,978,396(l)        2,401,314
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
 03-20-36                               5.33            9,033,635(l)        6,495,974
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
 09-20-36                               5.84            7,491,303(l)        2,910,339
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50           24,234,087          20,963,433
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00           12,928,987(l)       10,820,875
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00            1,465,018           1,270,446
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 12-25-34                               6.00           13,575,741           9,874,760
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                               3.30            4,275,145(k)        4,171,418
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                               3.32            4,028,675(k)        3,831,471
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              15.32           14,933,940(j)           34,796
Federal Home Loan Mtge Corp
 10-01-38                               6.00           44,900,000(e)       45,447,218
 10-01-38                               6.50           52,000,000(e)       53,316,223
Federal Home Loan Mtge Corp #1G3723
 08-01-37                               6.06            3,973,179(l)        4,030,651
Federal Home Loan Mtge Corp #1J1445
 01-01-37                               5.89           18,219,554(l)       18,413,228
Federal Home Loan Mtge Corp #783049
 03-01-35                               4.85            2,862,933(l)        2,864,233
Federal Home Loan Mtge Corp #A27373
 10-01-34                               6.50              445,470             458,669
Federal Home Loan Mtge Corp #A76134
 04-01-38                               7.00           13,707,927          14,355,808
Federal Home Loan Mtge Corp #B11452
 12-01-18                               6.00            1,256,419           1,279,674
Federal Home Loan Mtge Corp #B11835
 01-01-19                               5.50               85,643              86,889
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              108,851             110,434
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00               77,238              83,948
Federal Home Loan Mtge Corp #C14412
 09-01-28                               6.00            1,163,154           1,187,287
Federal Home Loan Mtge Corp #C46101
 08-01-29                               6.50              213,677             221,344
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50              820,838             820,529
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00            2,315,272           2,357,521
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            2,109,309           2,104,396
Federal Home Loan Mtge Corp #C80198
 08-01-24                               8.00               45,983              49,978
Federal Home Loan Mtge Corp #C80253
 01-01-25                               9.00               44,447              49,495
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            3,180,626           3,243,601
Federal Home Loan Mtge Corp #D95319
 03-01-22                               6.00              337,859             344,909
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              296,151             297,087
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50            1,873,699           1,963,069
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            1,069,882           1,087,981
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            3,408,667           3,421,473
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            2,980,737           2,993,312
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            1,596,225           1,680,837
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00               64,036              67,307
Federal Home Loan Mtge Corp #G01427
 12-01-31                               6.50              539,615             558,133
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00              439,214             448,686
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           29,552,447          28,833,225
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00           40,285,885          40,819,597
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            4,089,404           4,174,734
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00           33,131,274          33,255,454
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00           14,266,528          14,268,756
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               6.60            4,623,689(j)        1,034,945
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              20.00              133,829(j)            9,860
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              45.20            7,132,296(j)          628,616
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              250,595             250,595
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            3,794,501           3,856,544
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            1,472,443           1,535,545
Federal Natl Mtge Assn
 10-01-22                               5.50           12,000,000(e)       12,093,744
 10-01-23                               5.00           10,700,000(e)       10,623,088
 10-01-23                               6.00           15,000,000(e)       15,276,570
 10-01-37                               7.00            1,000,000(e)        1,044,688
 10-01-38                               5.00          134,000,000(e)      130,566,249
 10-01-38                               5.50          237,000,000(e)      236,333,555
 10-01-38                               6.00           65,000,000(e)       65,832,779
 10-01-38                               6.50            3,500,000(e)        3,588,592
Federal Natl Mtge Assn #125032
 11-01-21                               8.00               19,190              20,868
Federal Natl Mtge Assn #125474
 02-01-27                               7.50              500,839             542,688
Federal Natl Mtge Assn #190353
 08-01-34                               5.00           10,388,631          10,145,541
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              170,890             184,553
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              175,564             191,311
Federal Natl Mtge Assn #252440
 05-01-29                               7.00              101,848             107,105
Federal Natl Mtge Assn #253883
 08-01-16                               6.00              438,829             449,187
Federal Natl Mtge Assn #254224
 02-01-17                               7.00              680,154             716,677
Federal Natl Mtge Assn #254560
 11-01-32                               5.00            2,503,987           2,449,307
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              123,316             127,537
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            3,369,038           3,383,818
Federal Natl Mtge Assn #255364
 09-01-34                               6.00              405,455             411,966
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            3,643,312           3,707,660
Federal Natl Mtge Assn #256171
 03-01-26                               6.00           17,526,592          17,813,331


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
31 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #256339
 07-01-36                               5.50%         $18,889,777         $18,714,653
Federal Natl Mtge Assn #257016
 12-01-37                               7.00           37,696,993          39,431,248
Federal Natl Mtge Assn #303727
 02-01-11                               6.00               33,822              34,483
Federal Natl Mtge Assn #323715
 05-01-29                               6.00               58,637              59,890
Federal Natl Mtge Assn #442411
 11-01-28                               6.50              931,417             964,713
Federal Natl Mtge Assn #445254
 12-01-13                               5.50            1,090,152           1,110,432
Federal Natl Mtge Assn #446964
 10-01-28                               6.00            2,981,820           3,045,551
Federal Natl Mtge Assn #450370
 01-01-29                               6.50            1,415,936           1,466,553
Federal Natl Mtge Assn #484820
 04-01-14                               5.50                5,993               6,105
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               67,933              73,940
Federal Natl Mtge Assn #510587
 08-01-29                               7.00               83,004              87,288
Federal Natl Mtge Assn #545339
 11-01-31                               6.50               75,248              78,260
Federal Natl Mtge Assn #545342
 04-01-13                               7.00              164,005             165,270
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,193,278           1,237,002
Federal Natl Mtge Assn #545874
 08-01-32                               6.50              102,396             106,130
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            2,378,797           2,488,816
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            1,147,700           1,177,390
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              115,190             115,470
Federal Natl Mtge Assn #555375
 04-01-33                               6.00            7,267,082           7,424,215
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              151,291             149,066
Federal Natl Mtge Assn #555458
 05-01-33                               5.50            9,197,141           9,208,638
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           19,692,565          20,051,917
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            2,774,026           2,729,698
Federal Natl Mtge Assn #576603
 03-01-15                               6.00            2,121,539           2,171,614
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              405,005             425,715
Federal Natl Mtge Assn #609621
 11-01-31                               7.00            1,906,475           2,003,962
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              129,116             132,163
Federal Natl Mtge Assn #617746
 08-01-32                               6.50              155,425             160,593
Federal Natl Mtge Assn #626720
 01-01-17                               6.00              112,344             114,996
Federal Natl Mtge Assn #630599
 05-01-32                               7.00            2,780,165           2,921,611
Federal Natl Mtge Assn #634367
 03-01-17                               6.50              692,172             719,670
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              235,482             247,462
Federal Natl Mtge Assn #646938
 06-01-32                               7.00            1,015,602           1,067,273
Federal Natl Mtge Assn #647549
 08-01-17                               6.00            1,045,845           1,070,204
Federal Natl Mtge Assn #650009
 09-01-31                               7.50               13,161              14,254
Federal Natl Mtge Assn #650159
 10-01-32                               6.50            1,948,031           2,021,226
Federal Natl Mtge Assn #652600
 02-01-18                               5.50            4,518,260           4,599,489
Federal Natl Mtge Assn #667604
 10-01-32                               5.50            5,213,889           5,218,037
Federal Natl Mtge Assn #667721
 03-01-33                               6.00            1,591,857           1,623,755
Federal Natl Mtge Assn #667787
 02-01-18                               5.50              548,611             557,446
Federal Natl Mtge Assn #669925
 09-01-17                               6.50            1,687,749           1,772,892
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            4,439,772           4,520,790
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              582,917             612,755
Federal Natl Mtge Assn #672289
 12-01-17                               5.50              296,990             302,905
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              130,745             130,849
Federal Natl Mtge Assn #677695
 02-01-33                               6.50              248,205             257,797
Federal Natl Mtge Assn #678028
 09-01-17                               6.00              385,529             394,508
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              452,367             460,622
Federal Natl Mtge Assn #684585
 02-01-33                               5.50              431,980             433,632
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            1,387,592           1,416,482
Federal Natl Mtge Assn #684601
 03-01-33                               6.00            1,018,915           1,041,496
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            4,598,726           4,655,818
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              425,562             425,635
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            1,273,376           1,281,452
Federal Natl Mtge Assn #694316
 03-01-18                               5.50            1,242,704           1,265,465
Federal Natl Mtge Assn #694546
 03-01-33                               5.50            1,206,095           1,206,301
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            1,921,389           1,926,653
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            2,419,440           2,425,434
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            4,671,449           4,683,138
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            1,507,659           1,554,959
Federal Natl Mtge Assn #704610
 06-01-33                               5.50              138,853             138,877
Federal Natl Mtge Assn #709901
 06-01-18                               5.00            2,097,304           2,111,407
Federal Natl Mtge Assn #711501
 05-01-33                               5.50            1,054,070           1,057,668
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            1,961,908           1,974,351
Federal Natl Mtge Assn #724867
 06-01-18                               5.00               79,240              79,774
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           10,930,949          10,685,417
Federal Natl Mtge Assn #725284
 11-01-18                               7.00               65,657              68,843
Federal Natl Mtge Assn #725424
 04-01-34                               5.50           40,780,074          40,787,025
Federal Natl Mtge Assn #725425
 04-01-34                               5.50           12,497,441          12,502,412
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               53,828              54,830
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            3,573,056           3,685,175
Federal Natl Mtge Assn #725773
 09-01-34                               5.50           15,556,661          15,544,729
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            5,468,008           5,639,557
Federal Natl Mtge Assn #726940
 08-01-23                               5.50               48,184              49,065
Federal Natl Mtge Assn #730153
 08-01-33                               5.50              466,952             467,031
Federal Natl Mtge Assn #730231
 08-01-23                               5.50            5,238,988           5,261,972
Federal Natl Mtge Assn #731075
 07-01-18                               5.50               99,499             101,326
Federal Natl Mtge Assn #731417
 09-01-18                               5.50            1,111,826           1,132,955
Federal Natl Mtge Assn #732094
 08-01-18                               5.50               59,205              60,334
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           22,826,514          22,292,382
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           34,840,214          34,846,153
Federal Natl Mtge Assn #735841
 11-01-19                               4.50            7,669,970           7,533,207
Federal Natl Mtge Assn #742840
 10-01-18                               5.50              930,405             946,767
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            2,078,213           2,090,221
Federal Natl Mtge Assn #743455
 10-01-18                               5.50            3,254,332           3,310,852
Federal Natl Mtge Assn #743579
 11-01-33                               5.50               82,517              82,532
Federal Natl Mtge Assn #745079
 12-01-20                               5.00              455,310             453,963


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #745275
 02-01-36                               5.00%         $27,797,213         $27,129,396
Federal Natl Mtge Assn #745278
 06-01-19                               4.50           13,023,982          12,832,453
Federal Natl Mtge Assn #745283
 01-01-36                               5.50           44,513,790          44,451,825
Federal Natl Mtge Assn #745355
 03-01-36                               5.00            8,415,056           8,212,888
Federal Natl Mtge Assn #745392
 12-01-20                               4.50           33,861,059          33,257,287
Federal Natl Mtge Assn #745563
 08-01-34                               5.50           12,640,097          12,642,252
Federal Natl Mtge Assn #747584
 11-01-28                               5.50            3,314,974           3,335,999
Federal Natl Mtge Assn #753074
 12-01-28                               5.50              119,624             120,383
Federal Natl Mtge Assn #756844
 02-01-19                               5.00            1,713,011           1,713,295
Federal Natl Mtge Assn #759330
 01-01-19                               6.50               90,293              93,711
Federal Natl Mtge Assn #759342
 01-01-34                               6.50              624,848             648,440
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              547,832             538,540
Federal Natl Mtge Assn #763703
 04-01-34                               5.50           21,897,119          21,880,322
Federal Natl Mtge Assn #763754
 02-01-29                               5.50              113,005             113,536
Federal Natl Mtge Assn #763798
 03-01-34                               5.50              200,958             201,270
Federal Natl Mtge Assn #765758
 02-01-19                               5.00            2,052,061           2,058,813
Federal Natl Mtge Assn #776962
 04-01-29                               5.00            7,715,300           7,584,432
Federal Natl Mtge Assn #776987
 04-01-29                               5.00              261,465             257,030
Federal Natl Mtge Assn #779676
 06-01-34                               5.00           20,737,626          20,252,373
Federal Natl Mtge Assn #785506
 06-01-34                               5.00              595,998             582,052
Federal Natl Mtge Assn #785738
 11-01-19                               5.00            7,345,594           7,346,809
Federal Natl Mtge Assn #791447
 10-01-34                               6.00              270,104             274,442
Federal Natl Mtge Assn #797232
 09-01-34                               5.50           13,056,389          13,046,374
Federal Natl Mtge Assn #811114
 02-01-35                               5.50           16,793,780          16,770,403
Federal Natl Mtge Assn #829227
 08-01-35                               6.00              396,403             402,088
Federal Natl Mtge Assn #831809
 09-01-36                               6.00           53,602,793(u)       54,354,805
Federal Natl Mtge Assn #831870
 11-01-36                               6.50              526,173             540,132
Federal Natl Mtge Assn #833731
 07-01-20                               5.00           12,415,663          12,378,918
Federal Natl Mtge Assn #878661
 02-01-36                               5.50           12,798,156          12,679,507
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            9,858,051           9,766,658
Federal Natl Mtge Assn #883201
 07-01-36                               6.50            2,891,442           2,985,716
Federal Natl Mtge Assn #885871
 06-01-36                               7.00            4,340,239           4,565,376
Federal Natl Mtge Assn #886291
 07-01-36                               7.00              140,054             147,079
Federal Natl Mtge Assn #886404
 08-01-36                               6.50            8,355,810           8,577,484
Federal Natl Mtge Assn #886464
 08-01-36                               6.50            4,278,786           4,392,300
Federal Natl Mtge Assn #887589
 07-01-36                               6.50            5,806,782           5,997,846
Federal Natl Mtge Assn #888414
 11-01-35                               5.00            7,150,669           6,978,877
Federal Natl Mtge Assn #889541
 08-01-37                               6.00           14,924,893          15,124,863
Federal Natl Mtge Assn #899938
 12-01-37                               7.00           18,416,654          19,263,914
Federal Natl Mtge Assn #928860
 11-01-37                               8.00            7,324,794           7,824,611
Federal Natl Mtge Assn #940811
 07-01-37                               6.50            9,147,072           9,389,224
Federal Natl Mtge Assn #942502
 08-01-37                               7.00           25,280,091          26,443,104
Federal Natl Mtge Assn #950788
 10-01-37                               6.50           25,736,451          26,417,775
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               7.52           15,729,877(j)        3,627,174
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               9.86            1,335,821(j)          204,981
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              15.72            1,224,234(j)          149,223
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                              11.53           11,286,490(j)        2,476,746
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                               6.52           28,386,061(j)        6,301,288
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            1,114,212           1,194,535
Govt Natl Mtge Assn
 10-01-38                               5.50           29,000,000(e)       28,909,433
 10-01-38                               6.00           30,000,000(e)       30,440,640
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            3,008,898           3,020,307
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              23.10            2,202,601(j)          335,320
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              72.38              353,591(j)           20,713
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               3.37            2,886,067(l)        1,298,389
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                               3.12            6,480,950(l)        5,966,199
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               3.44           10,330,470(l)        4,540,128
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                              20.00           30,845,495(j)              613
 04-25-35                               4.50              461,654(j)               13
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                               0.00           42,520,494(j)          418,270
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.81            4,108,215(l)        2,537,484
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
 01-25-37                               3.31            2,885,239(l)        2,211,460
JP Morgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                               6.00            6,037,291           4,391,422
Lehman Mortgage Trust
 Collateralized Mtge Obligation
 Series 2008-2 Cl 1A2
 03-25-38                               6.00            7,985,925           5,609,176
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           26,224,055          17,709,445


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
33 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00%          $2,620,174          $2,417,931
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00               59,809              52,883
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            1,837,479           1,644,594
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            2,552,349           2,281,844
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                               5.50              300,000             234,181
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                               3.39           12,478,014(k)        7,611,341
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00           22,648,695          18,528,769
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            3,336,894           2,861,775
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.92            6,509,294(l)        4,497,754
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            8,973,073           7,922,944
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                              20.00           14,325,144(j)            8,738
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29            6,667,213(l)        5,951,309
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.93            4,492,741(l)        3,823,976
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                               3.85            7,873,831(l)        4,720,750
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           22,246,055          19,019,459
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50           30,965,977          27,961,311
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            5,903,982           5,296,982
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.03            4,190,364(l)        3,623,373
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11            8,287,468(l)        7,385,543
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           21,703,087          19,766,043
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            8,684,232           6,099,655
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00           22,262,325          18,976,023
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-AR9 Cl A2
 12-28-37                               6.39           13,148,154(l)        6,923,458
                                                                         ------------
Total                                                                   2,209,288,630
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
DRS Technologies
 11-01-13                               6.88              549,000             543,510
Moog
 Sr Sub Nts
 06-15-18                               7.25            1,285,000(d)        1,240,025
                                                                         ------------
Total                                                                       1,783,535
-------------------------------------------------------------------------------------


BANKING (3.1%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37            1,325,000(c,d)      1,166,000
Bank of America
 Sr Unsecured
 05-01-18                               5.65           38,205,000          32,900,604
Citigroup
 Sr Unsecured
 02-14-11                               5.13            5,355,000           4,998,641
 04-11-13                               5.50           11,355,000           9,911,337
 05-15-18                               6.13           23,515,000          19,470,514
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00            6,320,000           5,818,268
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00           20,000,000          18,194,473
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00           11,275,000          10,334,518
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           21,440,000          15,311,460
Popular North America
 10-01-08                               3.88           39,301,000          39,300,289
                                                                         ------------
Total                                                                     157,406,104
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88              985,000(b,e,v)      123,125
 05-02-18                               6.88           13,070,000(b,v)      1,633,750
Merrill Lynch & Co
 04-25-18                               6.88            8,265,000           7,236,813
Merrill Lynch & Co
 Sr Unsecured
 02-05-13                               5.45            1,835,000           1,609,023
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63           10,190,000           6,743,650
                                                                         ------------
Total                                                                      17,346,361
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Airgas
 10-01-18                               7.13            3,770,000(d)        3,656,900
INVISTA
 Sr Unsecured
 05-01-12                               9.25            5,565,000(d)        5,467,613
NALCO
 11-15-11                               7.75            2,095,000           2,053,100
                                                                         ------------
Total                                                                      11,177,613
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.4%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            3,955,000           3,978,481
 03-01-13                               5.00           17,855,000          17,390,224
                                                                         ------------
Total                                                                      21,368,705
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.3%)
Tyco Electronics Group
 10-01-12                               6.00            2,180,000(c)        2,148,477
 01-15-14                               5.95           10,755,000(c)       10,796,233
                                                                         ------------
Total                                                                      12,944,710
-------------------------------------------------------------------------------------


ELECTRIC (2.9%)
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80           15,785,000          15,781,369


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30%          $4,800,000          $4,630,224
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38           11,935,000          12,404,404
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35            5,600,000           5,266,755
Exelon
 Sr Unsecured
 06-15-10                               4.45           14,945,000          14,803,471
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45            8,235,000           8,261,319
Florida Power
 1st Mtge
 06-15-38                               6.40            6,965,000           6,595,367
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05           14,680,000          11,974,549
Majapahit Holding
 10-17-16                               7.75              620,000(c,d)        527,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              107,689             110,920
Nevada Power
 08-01-18                               6.50            8,135,000           7,833,221
Nevada Power
 Series M
 03-15-16                               5.95            6,126,000           5,765,650
NiSource Finance
 03-01-13                               6.15            4,740,000           4,587,955
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            5,360,000           5,475,722
PacifiCorp
 1st Mtge
 09-15-13                               5.45            7,405,000           7,317,695
 07-15-38                               6.35            7,300,000           6,883,302
Portland General Electric
 03-15-10                               7.88            3,190,000           3,313,105
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40            3,385,000           2,805,667
Progress Energy Carolinas
 1st Mtge
 04-01-38                               6.30            2,215,000           2,137,915
Sierra Pacific Power
 Series M
 05-15-16                               6.00           18,866,000          17,685,669
Wisconsin Electric Power
 04-01-14                               6.00            3,685,000(e)        3,672,066
                                                                         ------------
Total                                                                     147,833,345
-------------------------------------------------------------------------------------


ENTERTAINMENT (--%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            1,932,283(i)        1,903,298
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.1%)
Allied Waste North America
 Series B
 04-15-14                               7.38            1,720,000           1,672,700
Allied Waste North America
 Sr Secured
 02-15-14                               6.13            1,190,000           1,094,800
 06-01-17                               6.88            2,075,000           1,997,188
                                                                         ------------
Total                                                                       4,764,688
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.3%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            4,725,000           4,898,540
Cott Beverages USA
 12-15-11                               8.00            3,250,000           2,275,000
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                               6.82           10,685,000(d)       10,313,771
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88           10,560,000           9,724,709
Molson Coors Capital Finance
 09-22-10                               4.85           16,215,000(c)       16,280,022
SABMiller
 01-15-14                               5.70           20,000,000(c,d)     20,059,422
                                                                         ------------
Total                                                                      63,551,464
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              380,000             323,000
-------------------------------------------------------------------------------------


GAS PIPELINES (1.5%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            8,020,000           8,239,908
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           19,140,000          18,132,317
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,900,000           2,936,572
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            2,040,000(d)        1,740,202
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            9,900,000           9,437,101
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            8,740,000(d)        7,734,839
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,750,000           1,605,625
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           16,945,000          16,237,699
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            8,290,000           8,487,965
                                                                         ------------
Total                                                                      74,552,228
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            4,810,000           4,829,587
Omnicare
 12-15-13                               6.75            2,180,000           1,978,350
 12-15-15                               6.88              375,000             333,750
                                                                         ------------
Total                                                                       7,141,687
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.2%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            4,225,000           3,874,422
 03-15-17                               5.95            2,675,000           2,229,770
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63            5,940,000           4,993,450
 02-15-38                               6.88            1,440,000           1,287,330
                                                                         ------------
Total                                                                      12,384,972
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (2.2%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               3.22            2,760,000(k)        2,727,501
 09-15-16                               5.95           18,244,000          16,768,334
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75            6,270,000(c)        5,065,362
EnCana Holdings Finance
 05-01-14                               5.80            2,475,000(c)        2,364,293
EnCana
 Sr Nts
 10-15-13                               4.75            1,940,000(c)        1,801,511
EnCana
 Sr Unsecured
 11-01-11                               6.30           23,940,000(c)       24,402,281
Nexen
 11-20-13                               5.05            4,495,000(c)        4,273,811
Quicksilver Resources
 08-01-15                               8.25            5,355,000           4,980,150
SandRidge Energy
 Sr Nts
 06-01-18                               8.00            1,060,000(d)          916,900
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           32,340,000          30,654,737
 01-31-15                               5.00            9,840,000           9,059,265
 06-30-15                               5.30            9,630,000           8,950,835
                                                                         ------------
Total                                                                     111,964,980
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.6%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90           16,135,000          14,182,581


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
35 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INTEGRATED ENERGY (CONT.)
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80%         $16,230,000(c)      $12,857,860
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85            4,520,000(c)        3,906,218
TNK-BP Finance
 03-13-18                               7.88              705,000(c,d)        592,200
                                                                         ------------
Total                                                                      31,538,859
-------------------------------------------------------------------------------------


LIFE INSURANCE (1.0%)
MetLife
 Sr Unsecured Series A
 08-15-18                               6.82           10,890,000          10,393,183
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           17,080,000(d)       16,056,814
Pricoa Global Funding I
 Secured
 10-18-12                               5.40           15,605,000(d)       14,774,079
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            9,905,000           9,570,270
                                                                         ------------
Total                                                                      50,794,346
-------------------------------------------------------------------------------------


MEDIA CABLE (0.8%)
Comcast
 03-15-11                               5.50           15,965,000          15,808,984
 03-15-37                               6.45           18,905,000          15,248,074
 05-15-38                               6.40            9,415,000           7,411,326
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            3,077,000           3,046,230
                                                                         ------------
Total                                                                      41,514,614
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.6%)
British Sky Broadcasting Group
 02-23-09                               6.88           20,982,000(c)       20,977,173
 02-15-18                               6.10           15,805,000(c,d)     15,146,248
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            4,830,000(d)        4,467,750
EchoStar DBS
 10-01-13                               7.00              285,000             245,813
 10-01-14                               6.63              820,000             658,050
 02-01-16                               7.13            1,125,000             902,813
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70            1,050,000             873,304
News America
 12-15-35                               6.40           10,720,000           9,005,132
 11-15-37                               6.65            5,650,000           4,738,791
Reed Elsevier Capital
 08-01-11                               6.75            9,625,000          10,041,996
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           22,440,000          19,578,675
Thomson Reuters
 08-15-09                               4.25            8,150,000(c)        8,137,042
 10-01-14                               5.70           22,090,000(c)       21,951,848
 07-15-18                               6.50           14,955,000(c)       14,302,409
                                                                         ------------
Total                                                                     131,027,044
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                               8.15            1,370,000           1,212,328
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Gaz Capital
 Secured
 11-22-16                               6.21            1,695,000(c,d)      1,347,525
Halliburton
 Sr Unsecured
 09-15-38                               6.70            9,315,000           8,911,683
KazMunaiGaz Finance
 07-02-18                               9.13              980,000(c,d)        908,396
                                                                         ------------
Total                                                                      11,167,604
-------------------------------------------------------------------------------------


PACKAGING (0.2%)
Owens-Brockway Glass Container
 05-15-13                               8.25            6,445,000           6,412,775
Vitro
 02-01-17                               9.13            3,120,000(c)        2,028,000
                                                                         ------------
Total                                                                       8,440,775
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00            1,370,000           1,068,600
-------------------------------------------------------------------------------------


RAILROADS (0.7%)
CSX
 Sr Unsecured
 03-15-12                               6.30            5,375,000           5,371,705
 03-15-13                               5.75           13,081,000          12,473,937
 04-01-15                               6.25           16,185,000          15,418,511
                                                                         ------------
Total                                                                      33,264,153
-------------------------------------------------------------------------------------


REITS (0.2%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            2,620,000           2,064,374
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75            5,415,000           4,518,366
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25            1,185,000           1,010,702
                                                                         ------------
Total                                                                       7,593,442
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            2,565,000           2,498,659
Kohl's
 Sr Unsecured
 12-15-17                               6.25            5,260,000           4,860,761
Macys Retail Holdings
 07-15-09                               4.80           21,236,000          20,755,323
                                                                         ------------
Total                                                                      28,114,743
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75            5,105,000           5,181,080
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00              140,000             132,475
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Philip Morris Intl
 Sr Unsecured
 05-16-18                               5.65           11,030,000          10,195,404
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
 10-15-17                               6.38           31,530,000(d)       25,762,141
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       20,345,000,000(c)        1,741,021
-------------------------------------------------------------------------------------


WIRELESS (0.3%)
Nextel Communications
 Series D
 08-01-15                               7.38            6,190,000           4,085,400
Nextel Communications
 Series E
 10-31-13                               6.88              420,000             285,600
Rogers Communications
 08-15-18                               6.80           12,450,000(c)       11,827,500
                                                                         ------------
Total                                                                      16,198,500
-------------------------------------------------------------------------------------


WIRELINES (4.5%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           14,743,000          14,900,013
 01-15-38                               6.30           22,555,000          18,679,026
 05-15-38                               6.40            8,360,000           7,057,289
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25            2,475,000           2,317,219
Telecom Italia Capital
 11-15-13                               5.25           44,982,000(c)       39,907,581
Telefonica Europe
 09-15-10                               7.75           22,715,000(c)       23,191,106
TELUS
 Sr Unsecured
 06-01-11                               8.00           56,731,000(c)       60,082,099
Verizon Communications
 04-15-38                               6.90           14,295,000          12,524,790
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           35,535,000          35,533,579
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65           12,583,000          12,482,380


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
36 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 08-01-16                               8.63%          $2,173,000          $2,004,593
 03-15-19                               7.00              300,000             240,000
                                                                         ------------
Total                                                                     228,919,675
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $5,483,936,168)                                                 $5,164,256,855
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%         $13,310,000         $10,670,095
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $13,213,092)                                                       $10,670,095
-------------------------------------------------------------------------------------



SENIOR LOANS (0.5%)(o)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSTRUCTION MACHINERY (--%)
Manitowoc
 Tranche B Term Loan
 TBD                                     TBD           $2,225,000(e,q)     $2,125,988
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (--%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.17-6.08%           2,461,256           1,845,942
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD              303,472(e,p,q)      266,424
Community Health Systems
 Term Loan
 07-25-14                          5.06-5.97            5,933,748           5,209,356
HCA
 Tranche B Term Loan
 11-17-13                               6.01            7,142,489           6,324,244
                                                                         ------------
Total                                                                      11,800,024
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                               4.80            5,136,190           4,081,833
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          4.47-4.80            3,552,322           2,084,041
Nielsen Finance
 Term Loan
 08-09-13                               4.80            3,091,394(c)        2,720,427
                                                                         ------------
Total                                                                       4,804,468
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $29,760,889)                                                       $24,658,255
-------------------------------------------------------------------------------------






COMMON STOCKS (--%)
ISSUER                                   SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                      3,450,000(b,i)               $3
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $--)                                                          $3
-----------------------------------------------------------------------



MONEY MARKET FUND (10.0%)(h)
                                         SHARES                VALUE(a)
RiverSource Short-Term Cash
 Fund, 2.31%                          502,734,135(t)       $502,734,135
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $502,734,135)                                       $502,734,135
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,029,644,284)(x)                                $5,702,319,343
=======================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                19           $2,226,266       Dec. 2008            $6,552
U.S. Treasury Note, 2-year                          1,038          221,548,125       Jan. 2009         1,376,772
U.S. Treasury Note, 5-year                         (2,567)        (288,105,654)      Jan. 2009          (885,665)
U.S. Treasury Note, 10-year                        (3,329)        (381,586,625)      Dec. 2008         3,398,133
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $3,895,792
------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
37 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                              REFERENCED        BUY/SELL   PAY/RECEIVE    EXPIRATION     NOTIONAL    UNREALIZED
COUNTERPARTY                                    ENTITY         PROTECTION   FIXED RATE       DATE         AMOUNT    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                           Home Depot                 Buy          .50%    March 20, 2011  $2,390,000     $46,407
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                           ConAgra Foods              Buy          .18     Sept. 20, 2011   4,725,000      26,901
--------------------------------------------------------------------------------------------------------------------------------
Citibank                                Reed Elsevier Capital      Buy          .26     Sept. 20, 2011   2,430,000      17,083
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                           FirstEnergy                Buy          .60      Dec. 20, 2011   2,785,000       3,419
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                    Kroger                     Buy          .36     March 20, 2012   5,105,000      21,396
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                    Cardinal Health            Buy         .225      June 20, 2012   4,810,000      39,217
--------------------------------------------------------------------------------------------------------------------------------
Citibank                                Clorox                     Buy          .31      Dec. 20, 2012   3,800,000      52,699
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank                    NiSource Finance           Buy          .55      Dec. 20, 2012   4,740,000     254,064
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $461,186
--------------------------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                                CURRENCY TO             CURRENCY TO         UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED             BE RECEIVED        APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          17,593,000           25,413,159         $568,091               $--
                                          European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          22,480,000           15,195,918          219,292                --
                                              New Zealand Dollar          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          68,507,000           10,166,129          263,573                --
                                                   Swedish Krona          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          15,242,889           15,772,000               --          (396,511)
                                                     U.S. Dollar      Canadian Dollar
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          25,544,125        2,667,905,000               --          (321,217)
                                                     U.S. Dollar         Japanese Yen
-------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                          10,121,018           58,501,000               --          (186,337)
                                                     U.S. Dollar      Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                       $1,050,956         $(904,065)
-------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 7.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $215,185,356 or 4.3% of net assets.

(e) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $644,176,677.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At Sept. 30, 2008, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.2% of net assets. The Fund's cash equivalent position is 8.8% of net assets.


--------------------------------------------------------------------------------
38 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
--------------------------------------------------------------------------
Banc of America Funding*
 Collateralized Mtge Obligation
 7.25% 2046                          11-14-06 thru 07-18-08       $405,631
Crown Paper Escrow                          04-16-07                    --
United Artists Theatre Circuit
 Pass-Through Ctfs
 9.30% 2015                                 12-08-95             1,932,283


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2008.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p) At Sept. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems
  Delayed Draw                                                               $303,472


(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2008:

                                                   PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                            AMOUNT         DATE       RECEIVABLE       VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
 10-01-23 4.50%                                   $5,625,000     10-20-08     $5,560,840    $5,480,859


(s) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(u) At Sept. 30, 2008, investments in securities included securities valued at $10,850,114 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(v) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(w) On Dec. 17, 2007, Renaissance Home Equity Loan Trust Series 2007-2 filed a Chapter 11 bankruptcy petition.


--------------------------------------------------------------------------------
39 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(x) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $6,029,644,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $27,526,000
Unrealized depreciation                                                     (354,851,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(327,325,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                  IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                     $1,005,261,078     $4,580,872,242    $116,186,023    $5,702,319,343
Other financial instruments*                       4,042,683            461,186              --         4,503,869

-----------------------------------------------------------------------------------------------------------------
Total                                         $1,009,303,761     $4,581,333,428    $116,186,023    $5,706,823,212
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                         $143,230,742        $(812,238)
  Accrued discounts/premiums                                          (1,147,492)              --
  Realized gain (loss)                                                (3,626,523)               *
  Change in unrealized appreciation (depreciation)                   (56,708,504)         812,238
  Net purchases (sales)                                              (37,060,332)              --
  Transfers in and/or out of Level 3                                  71,498,132               --

----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                        $116,186,023              $--
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to Sept. 30, 2008 for Other financial instruments was $(921,808).




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
40 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (96.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
Boeing                                                  401,251           $23,011,745
Goodrich                                                374,595            15,583,152
Honeywell Intl                                          745,036            30,956,246
                                                                      ---------------
Total                                                                      69,551,143
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                              605,448            38,076,625
-------------------------------------------------------------------------------------


AIRLINES (1.0%)
AMR                                                     814,120(b)          7,994,658
Continental Airlines Cl B                               354,133(b)          5,906,938
Delta Air Lines                                         676,359(b)          5,038,875
Northwest Airlines                                      697,386(b)          6,297,396
UAL                                                     265,746             2,335,907
US Airways Group                                        910,432(b)          5,489,905
                                                                      ---------------
Total                                                                      33,063,679
-------------------------------------------------------------------------------------


AUTOMOBILES (2.0%)
Ford Motor                                           10,072,917(b)         52,379,168
General Motors                                        1,555,813(d)         14,702,433
                                                                      ---------------
Total                                                                      67,081,601
-------------------------------------------------------------------------------------


CHEMICALS (4.5%)
Air Products & Chemicals                                199,249            13,646,564
Dow Chemical                                          2,141,115            68,044,635
EI du Pont de Nemours & Co                            1,838,485            74,090,945
                                                                      ---------------
Total                                                                     155,782,144
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.7%)
US Bancorp                                              405,502            14,606,182
Wells Fargo & Co                                        289,768            10,874,993
                                                                      ---------------
Total                                                                      25,481,175
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Management                                        503,752            15,863,150
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                     669,791(c)          6,316,129
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.5%)
Hewlett-Packard                                       1,242,513            57,453,801
IBM                                                     538,495            62,982,375
                                                                      ---------------
Total                                                                     120,436,176
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                   305,900            17,038,630
Insituform Technologies Cl A                            173,255(b)          2,591,895
                                                                      ---------------
Total                                                                      19,630,525
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
CEMEX ADR                                               754,292(b,c)       12,988,908
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                            81,114             1,237,800
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                       1,038,659            36,353,065
Citigroup                                             1,121,150            22,994,787
JPMorgan Chase & Co                                     619,796            28,944,473
                                                                      ---------------
Total                                                                      88,292,325
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AT&T                                                  1,502,210            41,941,703
BT Group                                              2,348,291(c)          6,806,087
Deutsche Telekom ADR                                  2,005,646(c)         30,545,989
FairPoint Communications                                 16,370               141,928
Telefonos de Mexico ADR Series L                        633,879(c)         16,322,384
Telmex Internacional ADR                                633,879(c)          8,240,427
Verizon Communications                                  881,562            28,289,325
                                                                      ---------------
Total                                                                     132,287,843
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                 894,065(c)         17,344,861
Hubbell Cl B                                            139,091             4,875,140
                                                                      ---------------
Total                                                                      22,220,001
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                        156,413(c)          4,326,384
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.9%)
Baker Hughes                                            660,912            40,011,612
BJ Services                                             956,204            18,292,183
Halliburton                                           1,941,202            62,875,533
Schlumberger                                            544,060            42,485,645
Tenaris ADR                                             408,002(c)         15,214,395
Transocean                                              521,661(b)         57,299,244
                                                                      ---------------
Total                                                                     236,178,612
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.9%)
Wal-Mart Stores                                       1,691,671           101,314,176
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.3%)
Carnival Unit                                         1,540,260            54,448,191
Royal Caribbean Cruises                               1,128,378            23,413,844
                                                                      ---------------
Total                                                                      77,862,035
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.4%)
Centex                                                  183,368             2,970,562
DR Horton                                               288,174             3,752,025
KB Home                                                 178,875             3,520,260
Pulte Homes                                             307,968             4,302,313
Stanley Works                                           878,021            36,648,596
Whirlpool                                               404,864            32,101,667
                                                                      ---------------
Total                                                                      83,295,423
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.3%)
3M                                                      516,305            35,268,794
McDermott Intl                                          860,518(b)         21,986,235
Tyco Intl                                               613,925(c)         21,499,654
                                                                      ---------------
Total                                                                      78,754,683
-------------------------------------------------------------------------------------


INSURANCE (12.8%)
ACE                                                   1,203,375(c)         65,138,689
Allstate                                                647,804            29,876,720
Aon                                                     606,683            27,276,468
Axis Capital Holdings                                   512,604(c)         16,254,673
Endurance Specialty Holdings                            653,630(c)         20,210,240
Everest Re Group                                         95,187(c)          8,236,531
Lincoln Natl                                            368,343            15,768,764
Loews                                                   769,330            30,380,842
Marsh & McLennan Companies                            2,239,645            71,131,124
Montpelier Re Holdings                                  991,579(c)         16,370,969
PartnerRe                                               176,885(c)         12,044,100
RenaissanceRe Holdings                                  369,194(c)         19,198,088
Travelers Companies                                   1,558,940            70,464,087
XL Capital Cl A                                       2,286,551(c)         41,020,725
                                                                      ---------------
Total                                                                     443,372,020
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Computer Sciences                                       209,934(b)          8,437,247
-------------------------------------------------------------------------------------


MACHINERY (10.0%)
Caterpillar                                           2,070,123           123,379,331
Deere & Co                                              803,816            39,788,892
Eaton                                                   870,189            48,887,218
Illinois Tool Works                                   1,101,407            48,957,541
Ingersoll-Rand Cl A                                   1,431,037(c)         44,605,423
Parker Hannifin                                         745,384            39,505,352
                                                                      ---------------
Total                                                                     345,123,757
-------------------------------------------------------------------------------------


MEDIA (0.7%)
CBS Cl B                                              1,544,413            22,517,542
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Alcoa                                                   854,112            19,285,849
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Macy's                                                  338,559             6,087,291
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.2%)
Anadarko Petroleum                                      270,074            13,101,290
Apache                                                  207,781            21,667,403
BP ADR                                                1,030,577(c)         51,704,047
Chevron                                                 991,772            81,801,354
ConocoPhillips                                          943,751            69,129,760
Devon Energy                                            106,836             9,743,443
EnCana                                                  213,850(c)         14,056,361
Marathon Oil                                          1,065,440            42,479,093
Petroleo Brasileiro ADR                                 843,570(c)         37,074,902
Pioneer Natural Resources                               285,131            14,906,649


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
41 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Spectra Energy                                          335,787            $7,991,731
Total ADR                                               325,031(c)         19,722,881
Valero Energy                                           118,465             3,589,490
                                                                      ---------------
Total                                                                     386,968,404
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (3.6%)
Intl Paper                                            2,374,095            62,153,808
Louisiana-Pacific                                       379,014             3,524,830
Weyerhaeuser                                            951,354            57,633,025
                                                                      ---------------
Total                                                                     123,311,663
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.0%)
Abbott Laboratories                                     376,319            21,668,448
Bristol-Myers Squibb                                  1,707,635            35,604,190
Eli Lilly & Co                                          210,328             9,260,742
Johnson & Johnson                                       526,114            36,449,177
Merck & Co                                            1,014,501            32,017,652
Pfizer                                                1,401,419            25,842,166
Wyeth                                                   258,940             9,565,244
                                                                      ---------------
Total                                                                     170,407,619
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Simon Property Group                                    117,905            11,436,785
-------------------------------------------------------------------------------------


ROAD & RAIL (1.4%)
Burlington Northern Santa Fe                            242,809            22,442,836
Union Pacific                                           339,746            24,176,325
                                                                      ---------------
Total                                                                      46,619,161
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Intel                                                 5,038,685            94,374,570
STMicroelectronics                                    1,763,438(c)         17,951,799
Taiwan Semiconductor Mfg ADR                          3,345,409(c)         31,346,482
                                                                      ---------------
Total                                                                     143,672,851
-------------------------------------------------------------------------------------


SOFTWARE (0.8%)
Microsoft                                               968,393            25,846,409
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Home Depot                                            1,382,411            35,790,621
-------------------------------------------------------------------------------------


TOBACCO (4.1%)
Altria Group                                            552,568            10,962,949
Lorillard                                             1,509,453           107,397,581
Philip Morris Intl                                      482,406            23,203,729
                                                                      ---------------
Total                                                                     141,564,259
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,712,812,688)                                                 $3,320,482,015
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.2%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                                40,000            $6,850,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                        $6,850,000
-------------------------------------------------------------------------------------






BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $11,148,000           $9,672,874
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $11,148,000)                                                        $9,672,874
-------------------------------------------------------------------------------------






MONEY MARKET FUND (3.1%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%             105,006,315(f)       $105,006,315
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $105,006,315)                                                     $105,006,315
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,838,967,003)(g)                                              $3,442,011,204
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 16.1% of net assets.

(d)  At Sept. 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. The Fund's cash equivalent position is 3.0% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $3,838,967,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $173,604,000
Unrealized depreciation                                                     (570,560,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(396,956,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
42 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                       $3,418,682,242     $23,328,962         $--        $3,442,011,204






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
43 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Bond Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (94.4%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%          $1,752,000          $1,182,600
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            4,700,000(e)          378,350
                                                                         ------------
Total                                                                       1,560,950
-------------------------------------------------------------------------------------


AUSTRALIA (1.9%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38            1,555,000           2,135,155
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00           18,730,000          14,845,950
Queensland Treasury
 (Australian Dollar)
 07-14-09                               6.00           13,400,000          10,574,956
Telstra
 Sr Unsecured
 04-01-12                               6.38            1,050,000           1,084,692
                                                                         ------------
Total                                                                      28,640,753
-------------------------------------------------------------------------------------


AUSTRIA (1.5%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                               4.30           16,325,000          23,141,712
-------------------------------------------------------------------------------------


BELGIUM (1.7%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              910,000           1,039,011
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00            9,940,000          13,824,893
 09-28-12                               5.00            7,335,000          10,617,002
                                                                         ------------
Total                                                                      25,480,906
-------------------------------------------------------------------------------------


BRAZIL (0.7%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37            1,165,000(d)        1,025,200
Federative Republic of Brazil
 01-15-18                               8.00            1,655,000           1,774,988
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                              12.50            3,500,000           1,908,773
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00              593,000             572,245
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                              10.00            1,231,400           6,232,311
                                                                         ------------
Total                                                                      11,513,517
-------------------------------------------------------------------------------------


CANADA (4.1%)
Canadian Natl Railway
 Sr Unsecured
 05-15-18                               5.55              770,000             760,086
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              690,000             557,432
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              395,000(d)          369,402
EnCana
 Sr Unsecured
 11-01-11                               6.30            3,330,000           3,394,302
Govt of Canada
 (Canadian Dollar)
 06-01-18                               4.25            5,450,000           5,339,371
Molson Coors
 Capital Finance
 09-22-10                               4.85            2,300,000           2,309,223
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            5,120,000           4,056,207
Province of British Columbia
 (Canadian Dollar)
 06-18-14                               5.30            6,290,000           6,262,159
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00           13,085,000          12,827,506
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            3,700,000           3,416,406
Rogers Communications
 08-15-18                               6.80            3,455,000           3,282,250
TELUS
 Sr Unsecured
 06-01-11                               8.00           13,335,000          14,122,698
Thomson Reuters
 10-01-14                               5.70            4,775,000           4,745,137
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                               5.38            1,100,000           1,442,874
                                                                         ------------
Total                                                                      62,885,053
-------------------------------------------------------------------------------------


COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              570,000             591,375
 09-18-37                               7.38            1,050,000           1,051,050
                                                                         ------------
Total                                                                       1,642,425
-------------------------------------------------------------------------------------



CZECH REPUBLIC (0.5%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           72,640,000           4,075,523
 06-16-13                               3.70           67,260,000           3,811,247
                                                                         ------------
Total                                                                       7,886,770
-------------------------------------------------------------------------------------


DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
 03-16-10                               5.01            1,450,000(i)       $2,033,008
Nykredit Realkredit
 (Danish Krone)
 04-01-28                               5.00           37,896,116           6,666,896
                                                                         ------------
Total                                                                       8,699,904
-------------------------------------------------------------------------------------


FRANCE (4.8%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
 10-20-08                               4.96            1,750,000(i)        2,462,487
BNP Paribas
 (European Monetary Unit) Sub Nts
 12-17-12                               5.25            1,065,000           1,459,688
Compagnie de Financement Foncier
 (European Monetary Unit)
 01-29-09                               2.38            3,500,000           4,882,058
Credit Agricole
 (European Monetary Unit)
 06-24-13                               6.00            1,050,000           1,490,652
Electricite de France
 (European Monetary Unit)
 02-05-18                               5.00            1,450,000           1,987,358
France Telecom
 (European Monetary Unit) Sr Unsub
 02-21-17                               4.75            3,435,000           4,264,306
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00           11,410,000          16,625,504
 04-25-13                               4.00           21,955,000          30,838,605
 10-25-16                               5.00            5,015,000           7,414,009
Societe Generale
 (European Monetary Unit) Sr Unsecured
 11-28-08                               4.99            1,450,000(i)        2,039,137
                                                                         ------------
Total                                                                      73,463,804
-------------------------------------------------------------------------------------


GERMANY (8.5%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          576,000,000           5,417,259
Bundesobligation
 (European Monetary Unit)
 04-13-12                               4.00            9,200,000          13,063,979
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                               5.25           15,590,000          22,527,910
 07-04-27                               6.50           17,340,000          30,023,085
 07-04-28                               4.75            7,210,000          10,300,188
 07-04-34                               4.75           15,625,000          22,292,367
Corealcredit Bank
 (European Monetary Unit) Series 501
 09-02-09                               5.00            2,590,000(d)        3,641,909
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50            4,460,000           6,337,703


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
44 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GERMANY (CONT.)
Deutsche Bank
 (European Monetary Unit) Sr Unsub
 07-28-09                               4.25%           1,340,000          $1,871,630
KfW
 (British Pound)
 12-07-15                               5.50            5,460,000          10,016,065
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            4,610,000(d)        6,620,510
                                                                         ------------
Total                                                                     132,112,605
-------------------------------------------------------------------------------------


GREECE (0.9%)
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                               5.90            8,775,000          13,278,351
-------------------------------------------------------------------------------------


INDONESIA (0.4%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       53,607,000,000           4,587,413
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88            1,200,000(d)        1,080,000
 10-12-35                               8.50              360,000(d)          351,000
 01-17-38                               7.75              297,000(d)          267,300
                                                                         ------------
Total                                                                       6,285,713
-------------------------------------------------------------------------------------


ITALY (3.6%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00           12,180,000          16,974,650
 08-01-15                               3.75            4,710,000           6,317,146
 02-01-19                               4.25            4,580,000           6,159,161
 11-01-26                               7.25            7,075,191          12,414,247
 11-01-27                               6.50            2,800,000           4,574,119
Telecom Italia Capital
 11-15-13                               5.25           11,030,000           9,785,706
                                                                         ------------
Total                                                                      56,225,029
-------------------------------------------------------------------------------------



JAPAN (10.8%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40        1,192,000,000          11,333,235
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                               1.20        1,473,900,000(h)       13,144,677
 03-10-18                               1.40        1,473,342,000(h)       13,374,637
Govt of Japan
 (Japanese Yen)
 09-20-10                               0.80        1,408,800,000         $13,263,582
 06-20-12                               1.40        1,685,600,000          16,110,095
 12-20-12                               1.00        2,962,500,000          27,858,949
 12-20-14                               1.30          771,000,000           7,315,982
 09-20-17                               1.70        2,115,000,000          20,470,758
 12-20-22                               1.40        1,307,000,000          11,556,222
 12-20-26                               2.10        2,809,000,000          26,365,724
 12-20-34                               2.40          717,000,000           6,888,795
                                                                         ------------
Total                                                                     167,682,656
-------------------------------------------------------------------------------------


JERSEY (0.3%)
ASIF III Jersey
 (European Monetary Unit) Sr Secured
 11-25-08                               5.11            2,000,000(i)        2,496,279
ASIF III Jersey
 (Japanese Yen) Sr Secured
 07-15-09                               0.95          240,000,000           2,033,235
                                                                         ------------
Total                                                                       4,529,514
-------------------------------------------------------------------------------------


LUXEMBOURG (0.3%)
Gaz Capital
 Secured
 08-16-37                               7.29              570,000(d)          411,825
Tyco Electronics Group
 01-15-14                               5.95            3,660,000           3,674,032
                                                                         ------------
Total                                                                       4,085,857
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
Petronas Capital
 05-22-12                               7.00            1,895,000(d)        1,988,880
 05-22-12                               7.00              315,000             336,320
                                                                         ------------
Total                                                                       2,325,200
-------------------------------------------------------------------------------------


MEXICO (1.4%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                               9.00           76,800,000           7,190,059
 12-17-15                               8.00          129,810,000          11,609,517
Pemex Project Funding Master Trust
 03-01-18                               5.75            1,713,000(d)        1,621,012
United Mexican States
 Sr Unsecured
 09-27-34                               6.75              315,000             316,575
Vitro
 02-01-17                               9.13              970,000             630,500
                                                                         ------------
Total                                                                      21,367,663
-------------------------------------------------------------------------------------


NETHERLANDS (4.8%)
BMW Finance
 (European Monetary Unit)
 01-22-14                               4.25            2,125,000           2,724,485
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            3,755,000           4,718,236
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                               5.50            1,040,000           1,442,624
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00           13,090,000          19,107,516
 07-15-13                               4.25           19,041,000          27,058,813
 07-15-16                               4.00            6,655,000           9,249,821
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            2,125,000           2,772,316
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13            1,790,000           2,450,071
Telefonica Europe
 09-15-10                               7.75            4,020,000           4,104,259
                                                                         ------------
Total                                                                      73,628,141
-------------------------------------------------------------------------------------


NEW ZEALAND (0.7%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                               6.50           15,680,000          10,650,133
-------------------------------------------------------------------------------------


NORWAY (0.9%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           76,470,000          13,526,950
-------------------------------------------------------------------------------------


PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-16                               8.00              150,000             157,875
 01-15-19                               9.88              250,000             305,950
 01-14-31                               7.75              960,000           1,008,000
                                                                         ------------
Total                                                                       1,471,825
-------------------------------------------------------------------------------------


POLAND (1.6%)
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75           59,385,000          24,393,864
-------------------------------------------------------------------------------------


RUSSIA (--%)
Russian Federation
 03-31-30                               7.50              274,400(d)          277,144
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00           27,525,000           3,529,990
-------------------------------------------------------------------------------------


SOUTH KOREA (0.2%)
Korea Development Bank
 (Japanese Yen)
 06-28-10                               0.87          400,000,000           3,586,378
-------------------------------------------------------------------------------------


SPAIN (2.2%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                               4.25            2,900,000           3,535,112
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            5,800,000           7,876,221
Govt of Spain
 (European Monetary Unit)
 07-30-17                               5.50            9,050,000          13,600,858
Instituto de Credito Oficial
 (European Monetary Unit)
 06-30-09                               3.50            2,720,000           3,777,231
Santander Intl Debt
 (European Monetary Unit) Sr Nts
 04-11-11                               5.13            2,400,000           3,336,611
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                               4.38            1,050,000           1,316,801
                                                                         ------------
Total                                                                      33,442,834
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
45 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


SUPRA-NATIONAL (0.8%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-08                               6.25%             820,000          $1,461,462
 12-07-11                               5.50           $5,710,000          10,309,248
                                                                         ------------
Total                                                                      11,770,710
-------------------------------------------------------------------------------------


SWEDEN (0.7%)
Govt of Sweden
 (Swedish Krona)
 01-28-09                               5.00           35,105,000           5,082,402
 03-15-11                               5.25           42,980,000           6,416,937
                                                                         ------------
Total                                                                      11,499,339
-------------------------------------------------------------------------------------


TUNISIA (0.2%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                               3.30          360,000,000           3,467,681
-------------------------------------------------------------------------------------


TURKEY (0.1%)
Republic of Turkey
 04-03-18                               6.75              696,000             654,240
 03-17-36                               6.88            1,160,000           1,020,800
                                                                         ------------
Total                                                                       1,675,040
-------------------------------------------------------------------------------------


UKRAINE (--%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              890,000(d)          629,328
-------------------------------------------------------------------------------------


UNITED KINGDOM (6.0%)
Abbey Natl Treasury Services
 (European Monetary Unit)  Bank Guaranteed
 05-27-09                               5.09            1,850,000(i)        2,598,926
Bank of Scotland
 (European Monetary Unit)
 02-12-09                               3.50            3,400,000           4,719,898
British Sky Broadcasting Group
 02-15-18                               6.10            5,415,000(d)        5,189,303
BT Group
 Sr Unsecured
 12-15-10                               8.63            1,190,000           1,243,740
SABMiller
 01-15-14                               5.70            2,250,000(d)        2,256,685
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00           15,605,000          28,506,820
 09-07-14                               5.00           17,255,000          31,881,971
 09-07-15                               4.75            2,940,000           5,360,267
 03-07-18                               5.00            5,610,000          10,387,305
                                                                         ------------
Total                                                                      92,144,915
-------------------------------------------------------------------------------------


UNITED STATES (33.3%)
Airgas
 10-01-18                               7.13            1,170,000(d)        1,134,900
Allied Waste North America
 Series B
 04-15-14                               7.38              535,000             520,288
Allied Waste North America
 Sr Secured
 02-15-14                               6.13              375,000             345,000
 06-01-17                               6.88              660,000             635,250
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            2,475,000(o)        2,390,308
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            2,030,000           1,865,803
AT&T
 Sr Unsecured
 01-15-38                               6.30            7,120,000           5,896,461
 05-15-38                               6.40              400,000             337,669
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            4,325,000(f)        4,009,653
Bank of America
 Sr Unsecured
 05-01-18                               5.65            7,660,000           6,596,484
Bayerische Landesbank
 Sub Nts
 12-01-08                               5.88              800,000             805,976
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              185,290(f)          179,898
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            1,850,000(f)        1,576,330
Berkshire Hathaway Finance
 05-15-18                               5.40            1,745,000(d)        1,713,209
Brandywine Operating Partnership LP
 05-01-17                               5.70              610,000             480,637
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
 11-20-14                               4.46            1,764,881(d,f)      1,768,148
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              725,000             744,880
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                               4.39              434,927(f)          427,708
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            2,415,000(f)        2,113,874
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70            4,500,000(f)        4,007,706
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-7 Cl 2A3A
 09-25-35                               5.16            7,229,055(f,j)      6,330,378
Citigroup
 (European Monetary Unit) Sr Unsecured
 05-21-10                               3.88            1,225,000           1,598,990
Citigroup
 Sr Unsecured
 05-15-18                               6.13            6,845,000           5,667,687
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.40            1,075,000(f)        1,009,787
Clorox
 Sr Unsecured
 10-15-12                               5.45            2,194,000           2,207,026
 03-01-13                               5.00            2,040,000           1,986,898
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            2,866,000           2,715,111
Comcast
 03-15-16                               5.90            3,115,000           2,855,066
 03-15-37                               6.45            4,200,000           3,387,564
 05-15-38                               6.40            2,345,000           1,845,944
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.80              450,000(d,f,i)      428,119
Communications & Power Inds
 02-01-12                               8.00               40,000              37,850
Cott Beverages USA
 12-15-11                               8.00              790,000             553,000
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            1,524,674(f)        1,330,376
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              680,991(f)          636,417
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,703,883(f)        1,556,049
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            1,115,000           1,022,481
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.91            2,250,000(f)        1,925,505
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00            1,155,000           1,063,307
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
 11-15-36                               4.49            1,150,749(f)        1,114,196
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              825,000(f)          779,986
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              212,857(f)          202,224
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                               4.77            1,045,647(f)        1,031,360
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13              748,000             740,520
CSX
 Sr Unsecured
 03-15-13                               5.75            4,600,000           4,386,523
 04-01-15                               6.25            1,850,000           1,762,388
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63            1,515,000(d)        1,401,375


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
46 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                               6.82%          $1,125,000(d)       $1,085,914
DRS Technologies
 11-01-13                               6.88              112,000             110,880
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30            1,500,000           1,446,945
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35            1,770,000           1,664,671
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,125,000(d,o)      1,821,040
EchoStar DBS
 10-01-13                               7.00               90,000              77,625
 10-01-14                               6.63               56,000              44,940
 02-01-16                               7.13              155,000             124,388
Erac USA Finance
 10-15-17                               6.38            4,700,000(d)        3,840,218
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              990,000             826,072
Exelon
 Sr Unsecured
 06-15-10                               4.45            2,350,000           2,327,746
Federal Home Loan Mtge Corp
 05-28-10                               2.38           13,045,000          12,880,633
Federal Home Loan Mtge Corp #1J1621
 05-01-37                               5.88            6,210,681(f,j)      6,321,801
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50               98,899(f)          102,015
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00              718,019(f)          702,074
Federal Home Loan Mtge Corp #C02873
 05-01-37                               6.50            3,274,223(f)        3,361,008
Federal Home Loan Mtge Corp #E01377
 05-01-18                               4.50              439,979(f)          433,798
Federal Home Loan Mtge Corp #E91326
 09-01-17                               6.50              117,538(f)          121,789
Federal Home Loan Mtge Corp #E99967
 10-01-18                               5.00              467,252(f)          469,007
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00              693,958(f)          708,924
Federal Natl Mtge Assn
 10-15-14                               4.63           19,550,000          19,867,844
 11-15-30                               6.63            6,350,000           7,663,301
Federal Natl Mtge Assn #254632
 02-01-18                               5.50            1,158,802(f)        1,179,635
Federal Natl Mtge Assn #254686
 04-01-18                               5.50            1,290,479(f)        1,311,260
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              674,136(f)          684,991
Federal Natl Mtge Assn #255079
 02-01-19                               5.00            4,092,589(f)        4,106,055
Federal Natl Mtge Assn #255377
 08-01-34                               7.00              342,483(f)          359,067
Federal Natl Mtge Assn #357705
 02-01-35                               5.50            6,367,835(f)        6,362,951
Federal Natl Mtge Assn #360800
 01-01-09                               5.74              596,540(f)          595,879
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              522,955(f)          535,750
Federal Natl Mtge Assn #555417
 05-01-33                               6.00              915,474(f)          932,752
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            1,576,023(f)        1,604,782
Federal Natl Mtge Assn #555531
 06-01-33                               5.50            2,221,913(f)        2,222,291
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              476,348(f)          468,736
Federal Natl Mtge Assn #555740
 08-01-18                               4.50              225,178(f)          221,879
Federal Natl Mtge Assn #555851
 01-01-33                               6.50            3,416,708(f)        3,533,510
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              249,003(f)          261,782
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              274,900(f)          285,872
Federal Natl Mtge Assn #631315
 02-01-17                               5.50              146,079(f)          149,165
Federal Natl Mtge Assn #639965
 08-01-17                               6.00              485,509(f)          498,407
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              215,392(f)          231,976
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              156,972(f)          166,128
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              158,858(f)          164,139
Federal Natl Mtge Assn #653145
 07-01-17                               6.00               90,829(f)           93,169
Federal Natl Mtge Assn #654121
 09-01-17                               6.00              400,105(f)          410,276
Federal Natl Mtge Assn #655589
 08-01-32                               6.50              712,844(f)          740,745
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              156,070(f)          161,259
Federal Natl Mtge Assn #670461
 11-01-32                               7.50               89,075(f)           95,933
Federal Natl Mtge Assn #684595
 03-01-33                               6.00              693,741(f)          706,400
Federal Natl Mtge Assn #687583
 04-01-33                               6.00            1,659,688(f)        1,691,479
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              222,900(f)          223,442
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              354,635(f)          354,696
Federal Natl Mtge Assn #720786
 09-01-33                               5.50              932,081(f)          932,240
Federal Natl Mtge Assn #725162
 02-01-34                               6.00            1,612,018(f)        1,640,427
Federal Natl Mtge Assn #725232
 03-01-34                               5.00              740,116(f)          723,492
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            4,367,483(f)        4,368,228
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              497,946(f)          499,420
Federal Natl Mtge Assn #735883
 03-01-33                               6.00            4,666,567(f)        4,770,048
Federal Natl Mtge Assn #739474
 10-01-33                               5.50              453,529(f)          454,247
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,311,300(f)        1,311,524
Federal Natl Mtge Assn #745257
 01-01-36                               6.00            1,738,227(f)        1,764,879
Federal Natl Mtge Assn #745275
 02-01-36                               5.00            4,834,298(f)        4,718,156
Federal Natl Mtge Assn #745283
 01-01-36                               5.50           12,946,453(f,q)     12,928,432
Federal Natl Mtge Assn #748110
 10-01-33                               6.50            1,502,025(f)        1,549,148
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            1,393,568(f)        1,401,397
Federal Natl Mtge Assn #755498
 11-01-18                               5.50              938,468(f)          955,406
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            5,624,855(f)        5,743,230
Federal Natl Mtge Assn #756799
 11-01-33                               6.50              344,305(f)          355,456
Federal Natl Mtge Assn #756844
 02-01-19                               5.00              370,459(f)          370,520
Federal Natl Mtge Assn #757299
 09-01-19                               4.50            2,488,711(f)        2,444,335
Federal Natl Mtge Assn #759336
 01-01-34                               6.00            3,398,679(f)        3,470,060
Federal Natl Mtge Assn #765946
 02-01-34                               5.50            6,537,157(f)        6,538,271
Federal Natl Mtge Assn #783646
 06-01-34                               5.50              589,575(f)          589,122
Federal Natl Mtge Assn #791393
 10-01-19                               5.50            1,600,226(f)        1,621,993
Federal Natl Mtge Assn #794298
 09-01-19                               5.50            1,374,194(f)        1,392,887
Federal Natl Mtge Assn #848482
 12-01-35                               6.00            6,100,691(f)        6,188,186
Federal Natl Mtge Assn #886292
 07-01-36                               7.00            3,424,432(f)        3,594,105
Federal Natl Mtge Assn #888174
 06-01-35                               5.50           14,157,559(f,q)     14,146,700
Federal Natl Mtge Assn #948012
 11-01-37                               6.00           12,051,794(f,q)     12,220,196
FedEx
 04-01-09                               3.50            1,790,000           1,776,349
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              770,000             720,913
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              500,000(f)          447,635
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            1,150,000(d,f)      1,116,698
General Electric Capital
 (British Pound) Sr Unsecured
 12-15-08                               4.50              820,000           1,449,089
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            6,190,000           3,970,519


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
47 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Genworth Financial Assurance Holdings
 (Japanese Yen) Sr Unsecured
 06-20-11                               1.60%         403,000,000          $3,514,425
Govt Natl Mtge Assn #604708
 10-15-33                               5.50             $538,907(f)          540,951
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              72.38              252,565(f,g)         14,795
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          484,200
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44            2,250,000(f)        1,901,500
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            4,000,000(f)        3,609,316
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.34            2,400,000(d,f,i)    2,075,805
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            1,475,000(f)          698,147
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-10F Cl 6A1
 09-25-34                               5.00            8,134,684(f)        7,112,764
Halliburton
 Sr Unsecured
 09-15-38                               6.70            1,210,000           1,157,610
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                               4.79            4,366,494(f,j)      3,688,149
HJ Heinz
 Sr Unsecured
 12-01-08                               6.43            1,190,000(d)        1,192,083
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,665,000           1,358,149
INVISTA
 Sr Unsecured
 05-01-12                               9.25            1,752,000(d)        1,721,340
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00            4,405,000           4,007,333
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00              830,000             760,767
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            3,045,997(f)        2,877,314
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              157,224(f)          148,176
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,625,000(f)        1,543,413
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            4,960,227(f)        4,758,543
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            5,000,000(f)        4,397,688
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            1,100,000(f)          968,975
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            1,375,000(f)        1,272,458
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
 04-15-45                               5.88            2,800,000(f)        2,704,427
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            3,150,000(f)        2,665,745
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            1,700,000(d,f)        847,665
Kohl's
 Sr Unsecured
 12-15-17                               6.25            1,480,000           1,367,667
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88            2,670,000           2,458,804
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              650,000(f)          611,914
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
 08-15-29                               3.88              596,305(f)          587,702
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.06              925,000(f)          864,995
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,900,000(f)        1,701,521
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            1,425,000(f)        1,244,554
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            2,275,000(f)        2,030,531
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              526,471(f)          516,641
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.32            1,925,000(f)        1,687,534
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88            2,530,000(b,s)        316,250
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              325,000             270,308
Lockheed Martin
 Sr Unsecured
 03-14-13                               4.12            1,865,000           1,795,834
Macys Retail Holdings
 07-15-09                               4.80            1,690,000           1,651,746
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            3,550,000           2,535,246
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90            3,590,000           3,155,591
McDonald's
 Sr Unsecured
 03-01-18                               5.35            3,285,000           3,178,757
Merrill Lynch & Co
 04-25-18                               6.88            1,275,000           1,116,387
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,475,000(d)        1,386,639
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00               50,000              42,500
Moog
 Sr Sub Nts
 06-15-18                               7.25              400,000(d)          386,000
Morgan Guaranty Trust
 (European Monetary Unit)
 03-12-09                               4.38            3,048,000           4,270,396
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              334,285(f)          328,533
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              690,000(f)          656,093
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              775,000(f)          725,559
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            1,335,000             883,491
NALCO
 11-15-11                               7.75              440,000             431,200
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(g)          661,939
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              28.83            2,000,000(g)          272,400
News America
 12-15-35                               6.40              840,000             705,626
 11-15-37                               6.65            1,870,000           1,568,414
Nextel Communications
 Series D
 08-01-15                               7.38            1,965,000           1,296,900
Nextel Communications
 Series E
 10-31-13                               6.88              135,000              91,800


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
48 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Norfolk Southern
 Sr Unsecured
 04-01-18                               5.75%            $350,000            $337,366
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            2,125,000           2,025,640
Omnicare
 12-15-13                               6.75              715,000             648,863
 12-15-15                               6.88              105,000              93,450
Owens-Brockway Glass Container
 05-15-13                               8.25            1,850,000           1,840,750
PacifiCorp
 1st Mtge
 09-15-13                               5.45              850,000             839,979
 07-15-38                               6.35            2,460,000           2,319,578
Pricoa Global Funding I
 Secured
 10-18-12                               5.40            2,400,000(d)        2,272,207
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            2,710,000           2,618,418
Quicksilver Resources
 08-01-15                               8.25            1,665,000           1,548,450
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              665,597             641,061
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            5,470,000           4,772,520
SandRidge Energy
 Sr Nts
 06-01-18                               8.00              330,000(d)          285,450
Sierra Pacific Power
 Series M
 05-15-16                               6.00            5,660,000           5,305,887
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              265,000             206,700
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            4,410,000(d)        3,902,819
Southern Star Central
 Sr Nts
 03-01-16                               6.75              150,000             137,625
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            6,067,711(f)        5,357,599
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            6,765,000           6,482,622
U.S. Treasury
 12-15-10                               4.38              145,000             152,397
 08-31-13                               3.13            1,495,000           1,506,446
 08-15-18                               4.00            9,285,000           9,417,023
 02-15-38                               4.38            1,625,000           1,645,693
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           23,281,094(h)       23,237,909
 01-15-15                               1.63            6,910,620(h)        6,729,846
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP (AMBAC)
 05-25-12                               5.40            3,000,000(d,o)      2,654,531
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63              750,000             630,486
 02-15-38                               6.88            1,230,000           1,099,594
Verizon Communications
 04-15-38                               6.90            2,550,000           2,234,223
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,470,000           4,469,821
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            1,675,000           1,661,606
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            1,064,000(d,f)      1,014,812
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              660,501(f)          658,844
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              925,000(f)          894,627
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56            2,425,000(f)        2,212,262
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            1,200,000(f)        1,123,305
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,200,000(f)        1,124,091
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              225,000(f)          192,755
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34              845,000(f)          704,051
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            7,804,363(f)        7,047,096
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00            7,090,492(f)        6,043,813
Windstream
 08-01-16                               8.63              679,000             626,378
 03-15-19                               7.00               90,000              72,000
Wisconsin Electric Power
 04-01-14                               6.00              910,000(p)          906,806
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            4,720,000           4,474,038
 01-31-15                               5.00            1,480,000           1,362,572
 06-30-15                               5.30            3,025,000           2,811,659
                                                                         ------------
Total                                                                     514,823,534
-------------------------------------------------------------------------------------


URUGUAY (0.1%)
Republic of Uruguay
 Pay-in-kind
 01-15-33                               7.88              198,000(k)          196,515
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,700,000           1,615,000
                                                                         ------------
Total                                                                       1,811,515
-------------------------------------------------------------------------------------


VENEZUELA (0.1%)
Petroleos de Venezuela
 04-12-17                               5.25            1,230,000             664,200
Republic of Venezuela
 02-26-16                               5.75              560,000             364,000
 05-07-23                               9.00            1,104,000             747,960
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              310,000             244,125
                                                                         ------------
Total                                                                       2,020,285
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,488,003,430)                                                 $1,457,157,988
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $2,260,000          $1,811,752
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,232,660)                                                         $1,811,752
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
NETHERLANDS (--%)
Nielsen Finance
 Term Loan
 08-09-13                               4.80%            $862,649(c)         $759,131
-------------------------------------------------------------------------------------


UNITED STATES (0.4%)
Charter Communications
 Term Loan
 09-06-14                               4.80            1,239,770             985,270
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               62,479(m,n,p)       54,852
Community Health Systems
 Term Loan
 07-25-14                          5.06-5.97            1,221,654           1,072,514
HCA
 Tranche B Term Loan
 11-17-13                               6.01            1,239,894           1,097,852


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
49 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Idearc
 Tranche B Term Loan
 11-17-14                          4.47-4.80%            $950,518            $557,640
Manitowoc
 Tranche B Term Loan
 TBD                                     TBD              695,000(m,p)        664,073
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.17-6.08              353,713             265,285
                                                                         ------------
Total                                                                       4,697,486
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $6,605,845)                                                         $5,456,617
-------------------------------------------------------------------------------------






MONEY MARKET FUND (3.9%)
                                         SHARES                VALUE(a)
RiverSource Short-Term Cash
 Fund, 2.31%                           60,611,536(r)        $60,611,536
-----------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $60,611,536)                                         $60,611,536
-----------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,557,453,471)(t)                                $1,525,037,893
=======================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                      55            $8,493,307       Dec. 2008          $48,300
Euro-Bund, 10-year                                    234            37,898,857       Dec. 2008           97,717
Euro-Buxl, 30-year                                     13             1,654,825       Dec. 2008           (4,928)
Japanese Govt Bond, 10-year                            15            19,397,330       Dec. 2008           (1,254)
United Kingdom Long GILT, 10-year                      40             7,973,410       Dec. 2008           21,971
U.S. Long Bond, 20-year                                96            11,248,501       Dec. 2008           33,107
U.S. Treasury Note, 2-year                             74            15,794,375       Jan. 2009           98,151
U.S. Treasury Note, 5-year                           (245)          (27,497,423)      Jan. 2009          (89,148)
U.S. Treasury Note, 10-year                          (623)          (71,411,375)      Dec. 2008          619,816
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $823,732
-------------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Oct. 1, 2008                                          2,046,103             218,000,000           $3,539               $--
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                          6,065,600               3,400,000               --           (21,889)
                                                    U.S. Dollar           British Pound
---------------------------------------------------------------------------------------------------------------------------
Oct. 17, 2008                                        71,929,641           7,602,000,000               --          (273,546)
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
Oct. 21, 2008                                         4,605,722               6,600,000               --            (8,586)
                                                    U.S. Dollar        Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 23, 2008                                         5,260,000               7,463,940           43,186                --
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 30, 2008                                         2,013,632               2,920,000               --           (66,985)
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 4, 2008                                        135,745,000               8,177,410          369,520                --
                                                   Czech Koruna             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Nov. 5, 2008                                         36,835,000              16,186,228          909,306                --
                                                   Polish Zloty             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $1,325,551         $(371,006)
---------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.


--------------------------------------------------------------------------------
50 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $57,778,470 or 3.7% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2008.

(h) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Sept. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems
  Delayed Draw                                                                $66,570


(o) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance


(p) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,656,814.

(q) At Sept. 30, 2008, investments in securities included securities valued at $3,859,787 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(s) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(t) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,557,453,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $34,957,000
Unrealized depreciation                                                      (67,372,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(32,415,000)
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
51 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                        $87,130,851      $1,424,625,065     $13,281,977    $1,525,037,893
Other financial instruments*                       1,779,531                  --          (1,254)        1,778,277

------------------------------------------------------------------------------------------------------------------
Total                                            $88,910,382      $1,424,625,065     $13,280,723    $1,526,816,170
------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                           $7,704,815        $(223,710)
  Accrued discounts/premiums                                             (64,078)              --
  Realized gain (loss)                                                       209                *
  Change in unrealized appreciation (depreciation)                      (664,381)         215,310
  Net purchases (sales)                                                  474,882               --
  Transfers in and/or out of Level 3                                   5,830,530            7,146

----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                         $13,281,977          $(1,254)
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to Sept. 30, 2008 for Other financial instruments was $(84,096).




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
52 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (97.0%)(C)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (2.7%)
Govt of Canada
 (Canadian Dollar)
 12-01-26                            4.25%             24,086,620(b)      $29,219,032
-------------------------------------------------------------------------------------


FRANCE (11.4%)
Govt of France
 (European Monetary Unit)
 07-25-12                            3.00              37,486,982(b)       55,044,038
 07-25-20                            2.25              49,068,435(b)       69,079,811
                                                                         ------------
Total                                                                     124,123,849
-------------------------------------------------------------------------------------


GERMANY (7.5%)
Deutsche Bundesrepublik Inflation Linked
 (European Monetary Unit)
 04-15-16                            1.50              60,056,724(b)       81,670,204
-------------------------------------------------------------------------------------


ITALY (3.7%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 09-15-10                            0.95               7,757,591(b)       10,665,538
 09-15-35                            2.35              22,554,479(b)       29,635,801
                                                                         ------------
Total                                                                      40,301,339
-------------------------------------------------------------------------------------


JAPAN (3.6%)
Govt of Japan CPI Linked
 (Japanese Yen)
 06-10-15                            0.50           4,498,253,000(b)       39,102,401
-------------------------------------------------------------------------------------


SWEDEN (1.8%)
Govt of Sweden Inflation Linked
 (Swedish Krona)
 12-01-28                            3.50              91,960,000(d)       20,066,207
-------------------------------------------------------------------------------------


UNITED KINGDOM (18.4%)
United Kingdom Gilt Inflation Linked
 (British Pound)
 07-26-16                            2.50               8,600,000(d)       43,077,208
 04-16-20                            2.50              19,680,000(d)      101,118,408
 07-22-30                            4.13              12,470,000(d)       56,416,765
                                                                         ------------
Total                                                                     200,612,381
-------------------------------------------------------------------------------------


UNITED STATES (47.9%)
Federal Home Loan Bank
 05-29-13                            3.63             $12,300,000         $12,037,217
Federal Home Loan Mtge Corp
 12-14-18                            5.00              10,525,000           9,893,037
Federal Natl Mtge Assn
 05-18-12                            4.88               1,740,000           1,803,240
 01-02-14                            5.13              18,950,000          18,870,979
U.S. Treasury Inflation-Indexed Bond
 04-15-10                            0.88              29,602,695(b)       29,085,290
 04-15-11                            2.38              27,146,245(b)       27,460,831
 04-15-12                            2.00              34,464,840(b)       34,554,370
 07-15-12                            3.00              28,554,904(b)       29,726,731
 01-15-14                            2.00              47,907,160(b)       47,818,296
 07-15-14                            2.00              29,559,105(b)       29,490,514
 01-15-15                            1.63              30,596,770(b)       29,796,391
 01-15-16                            2.00              50,178,497(b)       49,579,833
 01-15-17                            2.38              17,775,965(b)       17,929,082
 01-15-18                            1.63              41,466,310(b)       39,283,500
 01-15-26                            2.00              47,646,580(b)       43,511,419
 04-15-28                            3.63              77,153,575(b,e)     88,778,462
 04-15-29                            3.88              13,003,416(b)       15,552,926
                                                                         ------------
Total                                                                     525,172,118
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,094,560,192)                                                 $1,060,267,531
-------------------------------------------------------------------------------------






MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              16,141,712(f)        $16,141,712
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,141,712)                                                       $16,141,712
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,110,701,904)(g)                                              $1,076,409,243
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                          (211)         $(23,681,454)      Jan. 2009         $(76,104)
U.S. Treasury Note, 10-year                         (143)          (16,391,375)      Dec. 2008          143,515
------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $67,411
------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
53 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                                 CURRENCY TO           CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED           BE RECEIVED      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Oct. 14, 2008                                         169,400,000      240,129,582       $1,380,696               $--
                                           European Monetary Unit      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Oct. 16, 2008                                         146,265,000       21,670,494          530,002                --
                                                    Swedish Krona      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Oct. 17, 2008                                          32,390,000       30,040,809               --          (422,413)
                                                  Canadian Dollar      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Oct. 22, 2008                                       4,224,925,000       40,766,177          908,543                --
                                                     Japanese Yen      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Nov. 6, 2008                                          114,600,000      206,896,548        2,645,051                --
                                                    British Pound      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Total                                                                                    $5,464,292         $(422,413)
----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) At Sept. 30, 2008, investments in securities included securities valued at $632,870 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,110,702,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $713,000
Unrealized depreciation                                                      (35,006,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(34,293,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
54 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $551,237,125      $525,172,118         $--        $1,076,409,243
Other financial instruments*                        5,109,290                --          --             5,109,290

-----------------------------------------------------------------------------------------------------------------
Total                                            $556,346,415      $525,172,118         $--        $1,081,518,533
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
55 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Growth Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                                  199,502           $11,441,440
-------------------------------------------------------------------------------------


BEVERAGES (3.6%)
Coca-Cola                                               201,734            10,667,695
Molson Coors Brewing Cl B                                12,463               582,645
PepsiCo                                                  36,372             2,592,232
                                                                      ---------------
Total                                                                      13,842,572
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (4.6%)
Amgen                                                   144,599(b)          8,570,382
Amylin Pharmaceuticals                                   22,647(b)            457,922
Genentech                                                54,588(b)          4,840,864
Genzyme                                                  37,204(b)          3,009,432
Vertex Pharmaceuticals                                   16,508(b)            548,726
                                                                      ---------------
Total                                                                      17,427,326
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.8%)
Goldman Sachs Group                                      14,779             1,891,712
KKR Private Equity Investors LP Unit                    959,434(b)          9,178,543
Lehman Brothers Holdings                                 78,489(m)             16,679
Morgan Stanley                                           87,090             2,003,070
Oaktree Capital Group LLC Cl A Unit                      52,000(d,g)        1,456,000
                                                                      ---------------
Total                                                                      14,546,004
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (--%)
Wachovia                                                  4,517                15,810
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (8.7%)
Cisco Systems                                           262,470(b)          5,921,323
Comverse Technology                                     198,065(b)          1,894,492
Motorola                                                 71,740               512,224
Nokia                                                   456,272(c)          8,508,311
Nokia ADR                                               445,174(c,i)        8,302,495
QUALCOMM                                                156,610             6,729,532
Starent Networks                                         53,723(b,e)          695,176
                                                                      ---------------
Total                                                                      32,563,553
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Apple                                                    35,710(b)          4,058,799
EMC                                                      70,301(b)            840,800
Hewlett-Packard                                          37,138             1,717,261
                                                                      ---------------
Total                                                                       6,616,860
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.7%)
Apollo Mgmt LP                                          346,000(d,g)        4,498,000
Interactive Brokers Group Cl A                           41,303(b)            915,688
KKR Financial Holdings LLC                              167,470             1,065,109
                                                                      ---------------
Total                                                                       6,478,797
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (9.0%)
AT&T                                                    122,970             3,433,322
Deutsche Telekom                                        277,143(c)          4,210,089
Embarq                                                   25,653             1,040,229
Qwest Communications Intl                               876,605             2,831,434
Telefonica                                              634,366(c)         15,080,461
Telefonica ADR                                           32,936(c)          2,354,595
Verizon Communications                                  157,361             5,049,714
                                                                      ---------------
Total                                                                      33,999,844
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Gamesa Tecnologica                                        4,719(c)            161,648
SunPower Cl B                                             4,522(b)            312,220
Suzlon Energy                                            44,702(c)            147,285
                                                                      ---------------
Total                                                                         621,153
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.3%)
CVS Caremark                                            146,027             4,915,269
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Boston Scientific                                       412,942(b)          5,066,798
Medtronic                                                29,539             1,479,904
                                                                      ---------------
Total                                                                       6,546,702
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.7%)
AmerisourceBergen                                        67,265             2,532,527
Cardinal Health                                          70,989             3,498,338
Express Scripts                                          14,262(b)          1,052,821
Humana                                                   58,784(b)          2,421,901
McKesson                                                 97,470             5,244,861
Medco Health Solutions                                   50,841(b)          2,287,845
UnitedHealth Group                                       36,765               933,463
                                                                      ---------------
Total                                                                      17,971,756
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Starbucks                                                33,112(b)            492,375
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Harman Intl Inds                                         52,818             1,799,509
S&P Homebuilders ETF SPDR Fund                           64,909             1,276,760
                                                                      ---------------
Total                                                                       3,076,269
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.6%)
Colgate-Palmolive                                        39,816             3,000,136
Procter & Gamble                                         45,338             3,159,605
                                                                      ---------------
Total                                                                       6,159,741
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                                  16,730(c)          1,573,242
Textron                                                  49,029             1,435,569
                                                                      ---------------
Total                                                                       3,008,811
-------------------------------------------------------------------------------------


INSURANCE (0.3%)
AFLAC                                                    21,760             1,278,400
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
Expedia                                                  58,490(b)            883,784
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.3%)
eBay                                                     27,428(b)            613,839
Google Cl A                                              19,401(b)          7,770,488
Yahoo!                                                   10,950(b)            189,435
                                                                      ---------------
Total                                                                       8,573,762
-------------------------------------------------------------------------------------


IT SERVICES (0.6%)
MasterCard Cl A                                          12,538             2,223,364
Redecard                                                 13,100(c)            163,199
                                                                      ---------------
Total                                                                       2,386,563
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
Flowserve                                                 2,267               201,242
-------------------------------------------------------------------------------------


MEDIA (11.6%)
CBS Cl B                                                 83,027             1,210,534
Comcast Cl A                                            228,816             4,491,658
Liberty Entertainment Series A                           64,527(b,j)        1,611,239
Liberty Media -- Capital Series A                        11,005(b,j)          147,247
News Corp Cl A                                          238,280             2,856,977
Sirius XM Radio                                      14,570,413(b)          8,305,135
Time Warner                                             134,560             1,764,082
Time Warner Cable Cl A                                   39,737(b)            961,635
Virgin Media                                          2,825,794(g)         22,323,772
WorldSpace Cl A                                          93,073(b,e)          120,995
                                                                      ---------------
Total                                                                      43,793,274
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
AMG Advanced Metallurgical Group                          9,524(b,c)          389,534
Coeur d'Alene Mines                                   1,496,795(b,e)        2,290,097
Lihir Gold                                            1,310,850(b,c)        2,661,954
Newmont Mining                                           54,087             2,096,419
Timminco                                                162,440(b,c,e)      2,228,760
                                                                      ---------------
Total                                                                       9,666,764



OIL, GAS & CONSUMABLE FUELS (2.0%)
Chevron                                                   5,652               466,177
ConocoPhillips                                           34,567             2,532,033
Exxon Mobil                                              61,504             4,776,400
Kinder Morgan Management LLC                                 --(b)                  1
                                                                      ---------------
Total                                                                       7,774,611



PERSONAL PRODUCTS (1.4%)
Avon Products                                           111,790             4,647,110
Herbalife                                                19,181(c)            758,033
                                                                      ---------------
Total                                                                       5,405,143



PHARMACEUTICALS (9.9%)
Bristol-Myers Squibb                                    521,612            10,875,610
Elan ADR                                                 66,250(b,c)          706,888
Eli Lilly & Co                                           33,904             1,492,793


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
56 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (CONT.)
Merck & Co                                              201,129            $6,347,631
Pfizer                                                  628,963            11,598,077
Schering-Plough                                         144,410             2,667,253
Wyeth                                                    99,694             3,682,696
                                                                      ---------------
Total                                                                      37,370,948



ROAD & RAIL (1.1%)
Hertz Global Holdings                                   560,876(b)          4,245,831



SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Cypress Semiconductor                                    16,486(b)             86,057
Himax Technologies ADR                                  262,088(c)            757,434
Infineon Technologies                                   224,137(b,c)        1,256,831
Infineon Technologies ADR                                55,156(b,c)          308,322
Intel                                                   177,182             3,318,619
MEMC Electronic Materials                                20,640(b)            583,286
Micron Technology                                       420,391(b)          1,702,584
Spansion Cl A                                           977,135(b)          1,514,559
Texas Instruments                                        36,758               790,297
                                                                      ---------------
Total                                                                      10,317,989



SOFTWARE (8.2%)
Autodesk                                                 24,487(b)            821,539
Citrix Systems                                           14,576(b)            368,190
Electronic Arts                                          10,579(b)            391,317
Microsoft                                               697,828            18,625,029
Nintendo ADR                                            174,017(c)          9,198,539
Oracle                                                   86,972(b)          1,766,401
                                                                      ---------------
Total                                                                      31,171,015



SPECIALTY RETAIL (--%)
Office Depot                                             10,421(b)             60,650



THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                              38,552                68,623



TOBACCO (2.1%)
Altria Group                                            109,148             2,165,496
Philip Morris Intl                                      117,881             5,670,076
                                                                      ---------------
Total                                                                       7,835,572



WIRELESS TELECOMMUNICATION SERVICES (6.3%)
Sprint Nextel                                            76,132               464,405
Vodafone Group                                        8,303,490(c)         18,333,030
Vodafone Group ADR                                      235,912(c)          5,213,655
                                                                      ---------------
Total                                                                      24,011,090
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $500,136,747)                                                     $374,769,543
-------------------------------------------------------------------------------------






OPTIONS PURCHASED (0.2%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hertz Global Holdings(h)
Telefonica(h)
Vodafone Group ADR(h)            66,508     $100.00        Jan. 2009           $7,136
Hong Kong Dollar                341,895        7.73       March 2009          108,962
Nokia                             2,532       18.00(l)     Dec. 2008           39,202
Nokia ADR                         1,885       21.00        Oct. 2008           37,700



PUTS
S&P 500 Index                        32    1,280.00        Oct. 2008          383,520
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $1,249,555)                                                           $576,520
-------------------------------------------------------------------------------------






MONEY MARKET FUND (2.4%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              9,312,950(k)          $9,312,950
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,312,950)                                                         $9,312,950
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $510,699,252)(n)                                                  $384,659,013
=====================================================================================




INVESTMENTS IN DERIVATIVES

OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2008


                                                   NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                             PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(a)
----------------------------------------------------------------------------------------------------------------------
Nokia ADR                             Call           1,885           23(l)       $54,665       Oct. 2008       $14,138


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                             CURRENCY TO                 CURRENCY TO            UNREALIZED        UNREALIZED
EXCHANGE DATE                               BE DELIVERED                 BE RECEIVED           APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Oct. 2, 2008                                          766,288                     528,791             $--          $(22,015)
                                                  U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                          117,239                      92,869             256                --
                                            Australian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 6, 2008                                        8,199,000                  14,580,282           2,033                --
                                                British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 7, 2008                                        5,254,000                   9,341,612              --            (1,132)
                                                British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 8, 2008                                        2,229,000                   1,854,639          93,997                --
                                            Australian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 10, 2008                                      14,495,000                  20,521,441         101,571                --
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 14, 2008                                      12,173,000                  17,255,593          99,216                --
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                            $297,073          $(23,147)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
57 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 21.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $5,954,000 or 1.6% of net assets.

(e)  At Sept. 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.7% of net assets. The Fund's cash equivalent position is 1.7% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 04-28-08      $7,503,620
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 04-28-08       2,044,420
Virgin Media                         09-19-06 thru 08-06-08      54,957,619


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(i) At Sept. 30, 2008, securities valued at $3,515,525 were held to cover open call options written.

(j) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(l)  Exercise prices are stated in foreign currency.

(m) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(n) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $510,699,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $5,841,000
Unrealized depreciation                                                     (131,881,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(126,040,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
58 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $323,908,343      $60,750,670         $--        $384,659,013
Other financial instruments*                           288,064                           --             288,064

---------------------------------------------------------------------------------------------------------------
Total                                             $324,196,407      $60,750,670         $--        $384,947,077
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
59 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - High Yield Bond Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (82.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.2%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.71%        $5,365,603(i)         $1,711,886
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.8%)
Alion Science and Technology
 02-01-15                              10.25          6,695,000             4,217,850
DRS Technologies
 02-01-16                               6.63          1,185,000             1,196,850
 02-01-18                               7.63          2,410,000             2,518,450
L-3 Communications
 06-15-12                               7.63          3,425,000             3,382,188
 07-15-13                               6.13          1,010,000               939,300
L-3 Communications
 Series B
 10-15-15                               6.38          6,450,000             5,934,000
Moog
 Sr Sub Nts
 06-15-18                               7.25          2,330,000(d)          2,248,450
                                                                          -----------
Total                                                                      20,437,088
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.3%)
General Motors
 Sr Unsecured
 04-15-16                               7.70          4,495,000             1,798,000
-------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88          3,850,000(b,g,p)        481,250
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.9%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          7,503,000             6,265,005
-------------------------------------------------------------------------------------


CHEMICALS (5.3%)
Airgas
 10-01-18                               7.13          4,570,000(d)          4,432,900
Chemtura
 06-01-16                               6.88          9,585,000             7,668,000
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          4,278,000             3,379,620
INVISTA
 Sr Unsecured
 05-01-12                               9.25         10,782,000(d)         10,593,315
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          3,231,000(d)          2,746,350
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          4,730,000(j)          3,642,100
NALCO
 11-15-11                               7.75          2,490,000             2,440,200
 11-15-13                               8.88          3,085,000             3,077,288
                                                                          -----------
Total                                                                      37,979,773
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.0%)
Realogy
 04-15-15                              12.38          1,743,000               592,620
West Corp
 10-15-16                              11.00          9,526,000             6,858,720
                                                                          -----------
Total                                                                       7,451,340
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.1%)
AAC Group Holding
 Sr Unsecured
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
 10-01-12                               9.73          3,421,000(h,d)        3,352,580
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              14.75            940,038(j)            893,036
Jarden
 05-01-17                               7.50          5,826,000             4,864,710
Sealy Mattress
 06-15-14                               8.25          1,602,000             1,257,570
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
 12-01-13                              10.14          3,350,000(h)          3,015,000
Visant Holding
 Sr Nts
 12-01-13                               8.75          1,567,000             1,437,723
                                                                          -----------
Total                                                                      14,820,619
-------------------------------------------------------------------------------------


ELECTRIC (5.6%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          3,680,000             3,201,600
 05-15-18                               7.13          4,885,000             3,688,175
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,078,000             1,013,320
Energy Future Holdings
 11-01-17                              10.88          4,767,000(d)          4,314,135
IPALCO Enterprises
 Sr Secured
 04-01-16                               7.25          1,100,000(d)          1,061,500
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          3,548,736             3,655,198
Mirant Americas Generation LLC
 Sr Unsecured
 05-01-11                               8.30          3,030,000             2,916,375
Mirant North America LLC
 12-31-13                               7.38          4,951,000             4,653,940
NRG Energy
 02-01-14                               7.25          3,589,000             3,328,798
 01-15-17                               7.38          8,945,000             8,139,949
Texas Competitive Electric Holdings LLC
 11-01-15                              10.25          5,105,000(d)          4,607,263
                                                                          -----------
Total                                                                      40,580,253
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.8%)
AMC Entertainment
 02-01-16                              11.00          3,811,000             3,753,835
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
 07-01-15                               9.30          1,669,567(l)          1,644,523
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
 07-01-15                               9.30            544,521(l)            536,353
                                                                          -----------
Total                                                                       5,934,711
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.8%)
Allied Waste North America
 Sr Secured
 02-15-14                               6.13          1,390,000             1,278,800
 06-01-17                               6.88          2,420,000             2,329,250
Clean Harbors
 Sr Secured
 07-15-12                              11.25          2,029,000             2,089,870
                                                                          -----------
Total                                                                       5,697,920
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (4.1%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                              10.92         11,850,000(h)         10,546,500
Constellation Brands
 12-15-14                               8.38            978,000               978,000
 09-01-16                               7.25          1,536,000             1,413,120
 05-15-17                               7.25          1,848,000             1,700,160
Cott Beverages USA
 12-15-11                               8.00         11,331,000             7,931,700
Pinnacle Foods Finance LLC
 04-01-17                              10.63          8,822,000             6,616,500
                                                                          -----------
Total                                                                      29,185,980
-------------------------------------------------------------------------------------


GAMING (6.0%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          6,975,000             4,830,188
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          5,880,000             4,998,000


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
60 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88%        $4,585,000(d)         $4,103,575
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.25          9,265,000(d)          2,594,200
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,561,000(d)          1,061,480
MGM Mirage
 06-01-16                               7.50          3,050,000             2,226,500
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          5,054,000(d)          5,117,175
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          8,990,000(d)          6,472,799
Station Casinos
 Sr Sub Nts
 02-01-14                               6.50          3,915,000             1,154,925
 03-01-16                               6.88          4,073,000             1,140,440
 03-15-18                               6.63          4,056,000             1,074,840
Station Casinos
 Sr Unsecured
 08-15-16                               7.75          4,550,000             2,468,375
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          6,700,000(d)          6,130,500
                                                                          -----------
Total                                                                      43,372,997
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.4%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          3,000,000(d)          2,940,000
-------------------------------------------------------------------------------------


GAS PIPELINES (0.9%)
Southern Star Central
 Sr Nts
 03-01-16                               6.75          4,260,000             3,908,550
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          2,715,000             2,524,950
                                                                          -----------
Total                                                                       6,433,500
-------------------------------------------------------------------------------------


HEALTH CARE (8.1%)
Community Health Systems
 07-15-15                               8.88          7,983,000             7,583,849
DaVita
 03-15-13                               6.63          5,829,000             5,537,550
 03-15-15                               7.25          3,445,000             3,272,750
HCA
 Sr Secured
 11-15-16                               9.25          4,182,000             4,066,995
HCA
 Sr Unsecured
 02-15-16                               6.50          8,100,000             6,439,500
MedCath Holdings
 07-15-12                               9.88          6,573,000             6,835,920
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               9.94          3,818,004(d,i,j)      3,159,398
Omnicare
 12-15-13                               6.75          2,777,000             2,520,128
 12-15-15                               6.88          1,577,000             1,403,530
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          2,735,000             2,454,663
Select Medical
 02-01-15                               7.63          1,540,000             1,247,400
Select Medical
 Sr Unsecured
 09-15-15                               8.83         10,101,000(i)          8,232,314
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               6.53          1,725,000(h)          1,492,125
Vanguard Health Holding II LLC
 10-01-14                               9.00          4,413,000             4,258,545
                                                                          -----------
Total                                                                      58,504,667
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.6%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          3,885,000(d)          3,787,875
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75          4,900,000             4,410,000
William Lyon Homes
 02-15-14                               7.50          7,960,000             3,104,400
                                                                          -----------
Total                                                                      11,302,275
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (7.0%)
Chesapeake Energy
 08-15-14                               7.00          3,643,000             3,406,205
 01-15-16                               6.63          4,314,000             3,871,815
 01-15-18                               6.25          1,545,000             1,320,975
Compton Petroleum Finance
 12-01-13                               7.63          6,373,000(c)          5,592,308
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          5,740,000(c,d)        5,510,400
Denbury Resources
 12-15-15                               7.50          1,465,000             1,355,125
EXCO Resources
 01-15-11                               7.25          5,871,000             5,548,095
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          5,995,000(d)          5,155,700
KCS Energy
 04-01-12                               7.13          2,445,000             2,151,600
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13          2,840,000             2,442,400
Quicksilver Resources
 08-01-15                               8.25          3,326,000             3,093,180
 04-01-16                               7.13          2,685,000             2,188,275
Range Resources
 05-15-16                               7.50          1,970,000             1,881,350
 05-01-18                               7.25          1,275,000             1,204,875
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          6,607,000(d,j)        5,847,194
                                                                          -----------
Total                                                                      50,569,497
-------------------------------------------------------------------------------------


MEDIA CABLE (2.9%)
Charter Communications Holdings II LLC/Capital
 10-01-13                              10.25          1,400,000             1,176,000
Charter Communications Holdings II LLC/Capital
 Sr Unsecured
 Series B
 09-15-10                              10.25          2,828,000             2,531,060
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                               8.38            598,000(d)            527,735
 09-15-14                              10.88          2,800,000(d)          2,758,000
CSC Holdings
 Sr Unsecured
 06-15-15                               8.50          7,290,000(d)          6,770,588
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          3,775,000             3,378,625
Videotron
 04-15-18                               9.13          1,005,000(c,d)        1,015,050
Virgin Media Finance
 04-15-14                               8.75          3,170,000(c)          2,662,800
                                                                          -----------
Total                                                                      20,819,858
-------------------------------------------------------------------------------------


MEDIA NON CABLE (8.4%)
Dex Media West LLC/Finance
 Sr Sub Nts Series B
 08-15-13                               9.88          2,490,000             1,543,800
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          2,865,000             2,521,200
 05-15-16                               7.63          6,429,000(d)          5,946,825
EchoStar DBS
 02-01-16                               7.13          6,331,000             5,080,628
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-13                               8.50          4,930,000(c,d)        4,634,200
Intelsat
 Sr Unsecured
 08-15-14                               9.25          5,140,000(d)          4,883,000
Lamar Media
 Series B
 08-15-15                               6.63          3,650,000             3,020,375
Lamar Media
 Series C
 08-15-15                               6.63          2,269,000             1,877,598
Lamar Media
 Sr Unsecured
 08-15-15                               6.63          5,253,000             4,346,858
LBI Media
 Sr Sub Nts
 08-01-17                               8.50          3,289,000(d)          2,170,740


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
61 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70%       $11,244,000            $9,351,836
Radio One
 02-15-13                               6.38          6,229,000             4,235,720
Rainbow Natl Services LLC
 09-01-12                               8.75          7,950,000(d)          7,949,999
 09-01-14                              10.38          1,885,000(d)          1,922,700
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88          3,796,000             1,480,440
                                                                          -----------
Total                                                                      60,965,919
-------------------------------------------------------------------------------------


METALS (1.7%)
CII Carbon LLC
 11-15-15                              11.13          2,435,000(d)          2,380,213
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          5,130,000             5,040,225
 04-01-17                               8.38            870,000               856,950
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.83          5,313,000(i,j)        4,037,880
                                                                          -----------
Total                                                                      12,315,268
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (1.5%)
American Express Credit
 Sr Unsecured Series C
 08-20-13                               7.30          3,025,000             2,901,451
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13         14,325,000             7,878,750
                                                                          -----------
Total                                                                      10,780,201
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.7%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          1,931,000             1,289,692
GMAC LLC
 Sr Unsecured
 09-15-11                               6.88          1,298,000               579,151
 08-28-12                               6.88          7,210,000             2,865,816
                                                                          -----------
Total                                                                       4,734,659
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.3%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          2,362,000(d)          2,208,470
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.1%)
Cardtronics
 08-15-13                               9.25          5,086,000             4,577,400
Cardtronics
 Series B
 08-15-13                               9.25          3,772,000             3,394,800
                                                                          -----------
Total                                                                       7,972,200
-------------------------------------------------------------------------------------


OTHER INDUSTRY (0.8%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          5,890,000             6,037,250
-------------------------------------------------------------------------------------


PACKAGING (1.3%)
Crown Americas LLC/Capital
 11-15-15                               7.75          2,373,000             2,313,675
Vitro
 02-01-17                               9.13         10,524,000(c)          6,840,600
                                                                          -----------
Total                                                                       9,154,275
-------------------------------------------------------------------------------------


PAPER (2.9%)
Boise Cascade LLC
 10-15-14                               7.13          4,022,000             2,755,070
Cascades
 02-15-13                               7.25          1,805,000(c)          1,407,900
Georgia-Pacific LLC
 01-15-17                               7.13          3,577,000(d)          3,192,473
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50          4,905,000             3,973,050
NewPage
 Sr Secured
 05-01-12                              10.00          5,301,000             4,744,395
Norampac
 06-01-13                               6.75          3,770,000(c)          2,827,500
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          2,100,000             1,638,000
                                                                          -----------
Total                                                                      20,538,388
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Warner Chilcott
 02-01-15                               8.75          6,469,000             6,371,965
-------------------------------------------------------------------------------------


TECHNOLOGY (2.0%)
Communications & Power Inds
 02-01-12                               8.00          5,825,000             5,511,906
CPI Intl
 Sr Unsecured
 02-01-15                               8.88            953,000(i)            953,000
SS&C Technologies
 12-01-13                              11.75          2,600,000             2,704,000
SunGard Data Systems
 08-15-15                              10.25          6,060,000             5,257,050
                                                                          -----------
Total                                                                      14,425,956
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.9%)
Hertz
 01-01-16                              10.50          6,078,000             5,075,130
Quality Distribution LLC/Capital
 01-15-12                               7.29          2,651,000(i)          1,325,500
                                                                          -----------
Total                                                                       6,400,630
-------------------------------------------------------------------------------------


WIRELESS (3.4%)
Centennial Communications
 Sr Nts
 01-01-13                               8.54          5,379,000(i)          4,894,890
Cricket Communications
 07-15-15                              10.00          3,730,000(d)          3,580,800
MetroPCS Wireless
 11-01-14                               9.25          6,410,000             5,993,350
Nextel Communications
 Series D
 08-01-15                               7.38         14,372,000             9,485,520
Nextel Communications
 Series E
 10-31-13                               6.88            235,000               159,800
                                                                          -----------
Total                                                                      24,114,360
-------------------------------------------------------------------------------------


WIRELINES (5.9%)
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          5,125,000(d)          4,715,000
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25          2,948,000             2,760,065
 03-15-19                               7.13          6,225,000             4,948,875
GCI
 Sr Unsecured
 02-15-14                               7.25          3,303,000             2,873,610
Level 3 Communications
 Sub Nts
 09-15-09                               6.00          1,950,000             1,833,000
Level 3 Financing
 03-15-13                              12.25          3,135,000             2,774,475
Qwest
 Sr Unsecured
 06-15-15                               7.63          7,115,000             6,190,050
 06-01-17                               6.50          7,425,000             5,940,000
Windstream
 08-01-13                               8.13          1,260,000             1,197,000
 08-01-16                               8.63          7,451,000             6,873,548
 03-15-19                               7.00          2,825,000             2,260,000
                                                                          -----------
Total                                                                      42,365,623
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $697,747,694)                                                     $594,671,783
-------------------------------------------------------------------------------------



SENIOR LOANS (12.1%)(k)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.7%)
Ford Motor
 Term Loan
 12-15-13                               5.49%        $5,273,165            $3,481,501
Lear
 Tranche B Term Loan
 TBD                                     TBD          1,919,155(g,m)        1,535,324
                                                                          -----------
Total                                                                       5,016,825
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.3%)
Manitowoc
 Tranche B Term Loan
 TBD                                     TBD          2,415,000(g,m)        2,307,533
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
62 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 Tranche B2 Term Loan
 TBD                                     TBD         $1,925,000(g,m)       $1,443,750
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.4%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-13-12                               7.82%         3,796,275(j)          2,581,467
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.2%)
Wrigley
 Tranche B Term Loan
 TBD                                     TBD          1,820,000(g,m)        1,784,856
-------------------------------------------------------------------------------------


GAMING (1.6%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          3,604,751(g,m,n)      2,126,803
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               6.07          7,209,502             4,253,606
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          5,185,838(l)          5,082,122
                                                                          -----------
Total                                                                      11,462,531
-------------------------------------------------------------------------------------


HEALTH CARE (2.1%)
HCA
 Tranche B Term Loan
 11-17-13                               6.01          5,808,714             5,143,268
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-13-14                               8.04         10,922,864(j)          9,284,434
                                                                          -----------
Total                                                                      14,427,702
-------------------------------------------------------------------------------------


MEDIA CABLE (1.0%)
Charter Communications
 Term Loan
 09-06-14                               4.80          9,336,650             7,420,022
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.4%)
Idearc
 Tranche B Term Loan
 TBD                                     TBD          1,535,000(g,m)          900,538
Nielsen Finance
 Term Loan
 TBD                                     TBD          1,920,000(c,g,m)      1,689,600
                                                                          -----------
Total                                                                       2,590,138
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.6%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.56         12,405,000            11,629,688
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.6%)
ACE Cash Express
 Tranche B Term Loan
 10-05-13                          6.19-6.77          6,241,744             4,181,969
-------------------------------------------------------------------------------------


RETAILERS (0.9%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               7.06          7,010,000             6,256,425
-------------------------------------------------------------------------------------


TECHNOLOGY (1.3%)
Flextronics Intl
 Term Loan
 10-01-12                               5.04          8,624,189             7,373,682
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-12                               5.04          2,478,215             2,145,812
                                                                          -----------
Total                                                                       9,519,494
-------------------------------------------------------------------------------------


WIRELINES (0.8%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          1,540,000(g,m)        1,246,122
 03-08-15                               5.75          5,933,000             4,800,805
                                                                          -----------
Total                                                                       6,046,927
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $102,714,769)                                                      $86,669,327
-------------------------------------------------------------------------------------






COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                    494,265(b)             $3,954
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                    4,785,000(b,l)                5
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                             $3,959
-------------------------------------------------------------------------------------



OTHER (0.1%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                       5,000,000(e,l)         $520,150
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $520,150
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              39,531,045(o)        $39,531,045
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $39,531,045)                                                       $39,531,045
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $843,906,871)(q)                                                  $721,396,264
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2008, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $139,892,582 or 19.5% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,158,365.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.


--------------------------------------------------------------------------------
63 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
--------------------------------------------------------------------------
Crown Paper Escrow                          04-16-07                   $--
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                         03-01-07 thru 09-15-07      5,109,613
United Artists Theatre Circuit
  Pass-Through Ctfs Series AU4
  9.30% 2015                         02-09-00 thru 04-09-02      1,439,160
United Artists Theatre Circuit
  Pass-Through Ctfs Series AV2
  9.30% 2015                         12-11-01 thru 08-28-02        446,446
Varde Fund V LP                      04-27-00 thru 06-19-00             --*


  * The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Sept. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas
  Delayed Draw                                                              $3,508,544


(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(p) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(q) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $843,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $1,345,000
Unrealized depreciation                                                     (123,856,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(122,511,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
64 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $39,531,045      $672,370,181     $9,495,038     $721,396,264


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                          $16,873,640        $(244,548)
  Accrued discounts/premiums                                              38,788               --
  Realized gain (loss)                                                   244,418                *
  Change in unrealized appreciation (depreciation)                    (2,611,129)         244,548
  Net purchases (sales)                                               (1,596,345)              --
  Transfers in and/or out of Level 3                                  (3,454,334)              --

----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                          $9,495,038              $--
----------------------------------------------------------------------------------------------------





* The realized gain (loss) earned during the period from Jan. 1, 2008 to Sept. 30, 2008 for Other financial instruments was $(275,050).

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(III)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
65 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Income Opportunities Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (85.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%        $2,000,000(d)         $1,852,591
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.1%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.71          2,682,802(h)            855,943
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (4.7%)
Alion Science and Technology
 02-01-15                              10.25          4,650,000             2,929,500
Alliant Techsystems
 04-01-16                               6.75          1,415,000             1,323,025
DRS Technologies
 11-01-13                               6.88          9,564,000             9,468,360
 02-01-16                               6.63          3,585,000             3,620,850
 02-01-18                               7.63          3,705,000             3,871,725
L-3 Communications
 06-15-12                               7.63          1,650,000             1,629,375
 07-15-13                               6.13             80,000                74,400
 01-15-15                               5.88            225,000               203,625
L-3 Communications
 Series B
 10-15-15                               6.38          9,422,000             8,668,240
Moog
 Sr Sub Nts
 01-15-15                               6.25          1,919,000             1,775,075
 06-15-18                               7.25          2,225,000(d)          2,147,125
TransDigm
 07-15-14                               7.75          5,360,000             5,038,400
                                                                          -----------
Total                                                                      40,749,700
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.1%)
Lear
 Series B
 12-01-16                               8.75          1,580,000             1,098,100
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.5%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          3,130,000             2,613,550
Norcraft Companies LP/Finance
 11-01-11                               9.00          1,676,000             1,608,960
                                                                          -----------
Total                                                                       4,222,510
-------------------------------------------------------------------------------------


CHEMICALS (3.9%)
Airgas
 10-01-18                               7.13          4,365,000(d)          4,234,050
Chemtura
 06-01-16                               6.88         10,637,000             8,509,600
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          4,034,000             3,186,860
INVISTA
 Sr Unsecured
 05-01-12                               9.25         11,030,000(d)         10,836,975
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          2,690,000(e)          2,071,300
NALCO
 11-15-11                               7.75          2,175,000             2,131,500
 11-15-13                               8.88          3,000,000             2,992,500
                                                                          -----------
Total                                                                      33,962,785
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.5%)
Manitowoc
 11-01-13                               7.13          2,000,000             1,860,000
Terex
 01-15-14                               7.38          2,800,000             2,548,000
                                                                          -----------
Total                                                                       4,408,000
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 10-15-14                               9.50          2,413,000             1,845,945
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.0%)
Chattem
 Sr Sub Nts
 03-01-14                               7.00          2,100,000             1,974,000
Jarden
 05-01-17                               7.50          4,745,000             3,962,075
Sealy Mattress
 06-15-14                               8.25          2,222,000             1,744,270
Visant
 10-01-12                               7.63            765,000               701,888
Visant Holding
 Sr Nts
 12-01-13                               8.75            694,000               636,745
                                                                          -----------
Total                                                                       9,018,978
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
Actuant
 06-15-17                               6.88            775,000               740,125
-------------------------------------------------------------------------------------


ELECTRIC (8.1%)
Aquila
 Sr Unsecured
 07-01-12                              11.88          9,405,000            10,404,996
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          2,170,000             1,887,900
 05-15-18                               7.13          1,325,000             1,000,375
 06-01-19                               7.75          5,000,000             4,000,000
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50          3,510,000             3,369,600
 06-15-16                               7.75          2,600,000             2,444,000
 05-15-17                               7.00          1,650,000             1,485,000
Energy Future Holdings
 11-01-17                              10.88         14,200,000(d)         12,851,000
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          1,540,000             1,547,700
 04-01-16                               7.25          9,345,000(d)          9,017,925
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56            137,742               141,874
Mirant Americas Generation LLC
 Sr Unsecured
 10-01-21                               8.50            445,000               344,875
 05-01-31                               9.13          1,405,000             1,081,850
Mirant North America LLC
 12-31-13                               7.38          7,410,000             6,965,400
Nevada Power
 04-15-12                               6.50            550,000               555,563
NRG Energy
 02-01-14                               7.25          1,050,000               973,875
 02-01-16                               7.38          7,960,000             7,164,000
 01-15-17                               7.38          3,010,000             2,739,100
Oncor Electric Delivery
 1st Mtge
 09-01-18                               6.80          3,200,000(d)          3,164,259
                                                                          -----------
Total                                                                      71,139,292
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.7%)
Allied Waste North America
 Series B
 04-15-14                               7.38          2,985,000             2,902,913
Allied Waste North America
 Sr Secured
 02-15-14                               6.13          2,906,000             2,673,520
 06-01-17                               6.88            420,000               404,250
Clean Harbors
 Sr Secured
 07-15-12                              11.25            120,000               123,600
                                                                          -----------
Total                                                                       6,104,283
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.0%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                              10.76         10,160,000(i)          9,042,400
Constellation Brands
 12-15-14                               8.38            861,000               861,000
 09-01-16                               7.25          3,391,000             3,119,720
 05-15-17                               7.25            726,000               667,920
Cott Beverages USA
 12-15-11                               8.00         14,109,000             9,876,300
Michael Foods
 11-15-13                               8.00          2,550,000             2,473,500
                                                                          -----------
Total                                                                      26,040,840
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
66 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


GAMING (5.9%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13%        $5,760,000            $3,988,800
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          9,690,000             8,236,500
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          4,120,000(d)          3,687,400
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,175,000(d)            799,000
MGM Mirage
 04-01-13                               6.75          4,845,000             3,779,100
 07-15-15                               6.63          2,000,000             1,390,000
 06-01-16                               7.50          1,535,000             1,120,550
Mohegan Tribal Gaming Authority
 02-15-13                               6.13          4,400,000             3,652,000
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          4,907,000(d)          4,968,338
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38         12,095,000(d)          8,708,399
Station Casinos
 Sr Unsecured
 04-01-12                               6.00          5,230,000             2,928,800
 08-15-16                               7.75          2,000,000             1,085,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          7,995,000(d)          7,315,425
                                                                          -----------
Total                                                                      51,659,312
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.2%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          2,035,000(d)          1,994,300
-------------------------------------------------------------------------------------


GAS PIPELINES (4.6%)
El Paso
 Sr Unsecured
 06-15-14                               6.88          3,000,000             2,766,810
 06-15-17                               7.00          2,500,000             2,233,408
 06-01-18                               7.25          3,500,000             3,303,125
SONAT
 Sr Unsecured
 02-01-18                               7.00          2,600,000             2,279,667
Southern Star Central
 Sr Nts
 03-01-16                               6.75         10,830,000             9,936,525
 03-01-16                               6.75          6,490,000(d)          5,987,025
Tennessee Gas Pipeline
 Sr Unsecured
 12-15-11                               6.00          1,071,000             1,033,515
Williams Companies
 Sr Unsecured
 10-01-10                               6.38          2,000,000(d)          1,960,000
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25         11,860,000            11,029,800
                                                                          -----------
Total                                                                      40,529,875
-------------------------------------------------------------------------------------


HEALTH CARE (5.6%)
Community Health Systems
 07-15-15                               8.88          7,795,000             7,405,250
DaVita
 03-15-13                               6.63          6,860,000             6,517,000
HCA
 Sr Secured
 11-15-16                               9.25          7,640,000             7,429,899
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          4,682,000(e)          4,447,900
IASIS Healthcare LLC/Capital
 06-15-14                               8.75            565,000               533,925
MedCath Holdings
 07-15-12                               9.88            610,000               634,400
Omnicare
 12-15-13                               6.75          5,760,000             5,227,200
 12-15-15                               6.88          7,920,000             7,048,800
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          2,245,000             2,014,888
Select Medical
 02-01-15                               7.63          9,100,000             7,371,000
                                                                          -----------
Total                                                                      48,630,262
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.9%)
D.R. Horton
 02-01-09                               8.00          6,000,000             5,940,000
 01-15-10                               4.88            790,000               734,700
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          4,949,000(d)          4,825,275
KB HOME
 Sr Sub Nts
 12-15-08                               8.63          4,955,000             4,955,000
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75            280,000               252,000
William Lyon Homes
 02-15-14                               7.50            570,000               222,300
                                                                          -----------
Total                                                                      16,929,275
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (9.4%)
Chesapeake Energy
 06-15-14                               7.50            225,000               215,438
 08-15-14                               7.00          1,230,000             1,150,050
 06-15-15                               6.38          2,000,000             1,785,000
 01-15-16                               6.63          1,280,000             1,148,800
 01-15-16                               6.88          5,621,000             5,129,163
 01-15-18                               6.25            175,000               149,625
Compton Petroleum Finance
 12-01-13                               7.63          6,835,000(c)          5,997,713
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          6,686,000(c,d)        6,418,560
Denbury Resources
 12-15-15                               7.50          2,640,000             2,442,000
EXCO Resources
 01-15-11                               7.25          9,822,000             9,281,790
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          9,170,000(d)          7,886,200
KCS Energy
 04-01-12                               7.13          5,375,000             4,730,000
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13          1,970,000             1,694,200
Quicksilver Resources
 08-01-15                               8.25         10,547,000             9,808,709
 04-01-16                               7.13          2,523,000             2,056,245
Range Resources
 03-15-15                               6.38          2,200,000             2,013,000
 05-15-16                               7.50          4,005,000             3,824,775
 05-01-18                               7.25          1,165,000             1,100,925
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63         11,545,000(d,e)       10,217,324
SandRidge Energy
 Sr Nts
 06-01-18                               8.00          5,300,000(d)          4,584,500
                                                                          -----------
Total                                                                      81,634,017
-------------------------------------------------------------------------------------


MEDIA CABLE (2.5%)
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-12                               8.00          3,087,000(d)          2,762,865
 04-30-14                               8.38          2,550,000(d)          2,250,375
CSC Holdings
 Sr Unsecured
 06-15-15                               8.50          6,060,000(d)          5,628,225
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            485,000               480,150
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          1,055,000               944,225
Videotron
 04-15-18                               9.13          4,325,000(c,d)        4,368,250
Virgin Media Finance
 04-15-14                               8.75          6,270,000(c)          5,266,800
                                                                          -----------
Total                                                                      21,700,890
-------------------------------------------------------------------------------------


MEDIA NON CABLE (8.3%)
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          1,225,000             1,078,000
 05-15-16                               7.63          9,985,000(d)          9,236,125
EchoStar DBS
 10-01-14                               6.63          3,990,000             3,201,975
 02-01-16                               7.13          7,205,000             5,782,013


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
67 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-13                               8.50%        $4,880,000(c,d)       $4,587,200
Intelsat
 Sr Unsecured
 08-15-14                               9.25          6,075,000(d)          5,771,250
Lamar Media
 Series B
 08-15-15                               6.63            740,000               612,350
Lamar Media
 Series C
 08-15-15                               6.63          5,246,000             4,341,065
Lamar Media
 Sr Unsecured
 08-15-15                               6.63          4,990,000             4,129,225
LBI Media
 Sr Sub Nts
 08-01-17                               8.50            974,000(d)            642,840
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70         10,435,000             8,678,977
LIN Television
 05-15-13                               6.50            380,000               296,400
Nielsen Finance LLC
 08-01-14                              10.00          7,200,000             6,840,000
Radio One
 02-15-13                               6.38            565,000               384,200
Rainbow Natl Services LLC
 09-01-12                               8.75          4,290,000(d)          4,290,000
Salem Communications Holding
 12-15-10                               7.75         14,588,000            11,962,159
                                                                          -----------
Total                                                                      71,833,779
-------------------------------------------------------------------------------------


METALS (2.9%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          9,385,000             9,220,763
 04-01-17                               8.38          7,390,000             7,279,150
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.83          2,062,000(e,h)        1,567,120
Peabody Energy
 04-15-16                               5.88          2,655,000             2,402,775
 11-01-16                               7.38          2,060,000             1,977,600
Peabody Energy
 Series B
 03-15-13                               6.88          2,868,000             2,767,620
                                                                          -----------
Total                                                                      25,215,028
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (1.2%)
American Express Credit
 Sr Unsecured Series C
 08-20-13                               7.30          3,315,000             3,179,606
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13         13,185,000             7,251,750
                                                                          -----------
Total                                                                      10,431,356
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (1.2%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          5,102,000             3,407,565
 10-25-11                               7.25          1,666,000             1,059,398
GMAC LLC
 Sr Unsecured
 03-02-11                               7.25          4,000,000             1,981,158
 09-15-11                               6.88          9,785,000             4,365,940
                                                                          -----------
Total                                                                      10,814,061
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.0%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          8,895,000(d)          8,316,825
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
 08-15-13                               9.25          3,141,000             2,826,900
Cardtronics
 Series B
 08-15-13                               9.25          8,045,000             7,240,500
                                                                          -----------
Total                                                                      10,067,400
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.2%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          5,670,000             5,811,750
Lender Processing Services
 Sr Unsecured
 07-01-16                               8.13          2,718,000(d)          2,677,230
Valmont Inds
 05-01-14                               6.88          2,263,000             2,195,110
                                                                          -----------
Total                                                                      10,684,090
-------------------------------------------------------------------------------------


PACKAGING (2.0%)
Crown Americas LLC/Capital
 11-15-13                               7.63          1,225,000             1,206,625
Crown Cork & Seal
 04-15-23                               8.00          2,425,000             2,037,000
Greif
 02-01-17                               6.75          2,590,000             2,499,350
Owens-Brockway Glass Container
 05-15-13                               8.25          2,715,000             2,701,425
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75          3,285,000             2,989,350
Vitro
 02-01-12                               8.63          3,000,000(c)          2,370,000
 02-01-17                               9.13          6,095,000(c)          3,961,750
                                                                          -----------
Total                                                                      17,765,500
-------------------------------------------------------------------------------------


PAPER (1.9%)
Boise Cascade LLC
 10-15-14                               7.13          1,126,000               771,310
Cascades
 02-15-13                               7.25          1,110,000(c)            865,800
Georgia-Pacific LLC
 01-15-17                               7.13          3,632,000(d)          3,241,560
NewPage
 Sr Secured
 05-01-12                              10.00          4,761,000             4,261,095
Norampac
 06-01-13                               6.75          2,000,000(c)          1,500,000
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          7,610,000             5,935,800
                                                                          -----------
Total                                                                      16,575,565
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.7%)
Warner Chilcott
 02-01-15                               8.75          6,220,000             6,126,700
-------------------------------------------------------------------------------------


RAILROADS (0.6%)
Kansas City Southern de Mexico
 Sr Unsub
 12-01-13                               7.63          3,000,000(c)          2,865,000
Kansas City Southern Railway
 06-01-15                               8.00          2,500,000             2,475,000
                                                                          -----------
Total                                                                       5,340,000
-------------------------------------------------------------------------------------


TECHNOLOGY (1.3%)
Communications & Power Inds
 02-01-12                               8.00         10,350,000             9,793,688
CPI Intl
 Sr Unsecured
 02-01-15                               8.88          1,912,000(h)          1,912,000
                                                                          -----------
Total                                                                      11,705,688
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Hertz
 01-01-14                               8.88          5,280,000             4,554,000
-------------------------------------------------------------------------------------


WIRELESS (3.8%)
Centennial Cellular Operating/Communications
 06-15-13                              10.13          3,355,000             3,321,450
Centennial Communications/Cellular Operating LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13          3,835,000             3,796,650
Cricket Communications
 11-01-14                               9.38          3,000,000             2,790,000
 07-15-15                              10.00          3,570,000(d)          3,427,200
MetroPCS Wireless
 11-01-14                               9.25          3,695,000             3,454,825
Nextel Communications
 Series D
 08-01-15                               7.38         19,568,000            12,914,880
Nextel Communications
 Series E
 10-31-13                               6.88          2,555,000             1,737,400
Sprint Capital
 05-01-09                               6.38          1,640,000             1,607,200
                                                                          -----------
Total                                                                      33,049,605
-------------------------------------------------------------------------------------


WIRELINES (4.8%)
Cincinnati Bell
 07-15-13                               7.25            110,000                99,000
 02-15-15                               7.00          6,265,000             5,262,600


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
68 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Embarq
 Sr Unsecured
 06-01-16                               7.08%        $3,258,000            $2,640,414
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          4,285,000(d)          3,942,200
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25          8,100,000             7,583,625
 03-15-19                               7.13          4,120,000             3,275,400
Qwest Capital Funding
 08-15-10                               7.90            400,000               387,000
Qwest
 Sr Unsecured
 03-15-12                               8.88          3,000,000             2,940,000
 10-01-14                               7.50          5,585,000             4,831,025
 06-15-15                               7.63          4,915,000             4,276,050
Windstream
 08-01-13                               8.13            730,000               693,500
 08-01-16                               8.63          4,260,000             3,929,850
 03-15-19                               7.00          3,000,000             2,400,000
                                                                          -----------
Total                                                                      42,260,664
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $835,893,921)                                                     $749,857,284
-------------------------------------------------------------------------------------



SENIOR LOANS (3.2%)(j)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          5.17-6.08%        $1,788,218            $1,341,164
-------------------------------------------------------------------------------------


ELECTRIC (0.2%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          5.99-7.26          1,984,975             1,673,830
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-13-12                               7.82            866,113(e)            588,957
-------------------------------------------------------------------------------------


GAMING (0.5%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          1,201,793(b,k)          709,058
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               6.07          2,403,588             1,418,117
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          1,856,658(g)          1,819,525
                                                                          -----------
Total                                                                       3,946,700
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.3%)
Nielsen Finance
 Term Loan
 08-09-13                               4.80          3,000,000(c)          2,640,000
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.7%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.56          6,415,000             6,014,063
-------------------------------------------------------------------------------------


TECHNOLOGY (0.6%)
Flextronics Intl
 Term Loan
 10-01-14                               5.04          5,499,976             4,702,479
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               5.04          1,580,453             1,368,467
                                                                          -----------
Total                                                                       6,070,946
-------------------------------------------------------------------------------------


WIRELINES (0.6%)
Fairpoint Communications
 Tranche B Term Loan
 03-08-15                               5.75          1,000,000(b,l)          809,170
 03-08-15                               5.75          5,713,000             4,622,788
                                                                          -----------
Total                                                                       5,431,958
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $31,752,216)                                                       $27,707,618
-------------------------------------------------------------------------------------






MONEY MARKET FUND (9.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              78,542,489(m)        $78,542,489
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $78,542,489)                                                       $78,542,489
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $946,188,626)(n)                                                  $856,107,391
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,051,983.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2008, the value of foreign securities represented 4.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $174,597,816 or 20.0% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012               03-01-07 thru 09-15-07      $1,829,368


(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.


--------------------------------------------------------------------------------
69 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Sept. 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas
  Delayed Draw                                                              $1,197,901


(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(n) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $946,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $349,000
Unrealized depreciation                                                      (90,431,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(90,082,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $78,542,489      $774,889,434     $2,675,468     $856,107,391


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                          $5,124,523          $(57,682)
  Accrued discounts/premiums                                              6,398                --
  Realized gain (loss)                                                   22,817                 *
  Change in unrealized appreciation (depreciation)                   (1,186,639)           57,682
  Net purchases (sales)                                                (503,531)               --
  Transfers in and/or out of Level 3                                   (788,100)               --

----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                         $2,675,468               $--
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Jan. 1, 2008 to Sept. 30, 2008 for Other financial instruments was $(71,364).





--------------------------------------------------------------------------------
70 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
71 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Large Cap Equity Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (96.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.0%)
Boeing                                                  591,614           $33,929,064
General Dynamics                                         27,601             2,031,986
Goodrich                                                 71,127             2,958,883
Honeywell Intl                                          278,335            11,564,819
L-3 Communications Holdings                              55,538             5,460,496
Lockheed Martin                                          81,400             8,927,138
Precision Castparts                                       1,940               152,833
Spirit AeroSystems Holdings Cl A                        125,388(b)          2,014,985
United Technologies                                     160,189             9,620,951
                                                                      ---------------
Total                                                                      76,661,155
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               17,761             1,116,989
-------------------------------------------------------------------------------------


AIRLINES (--%)
Northwest Airlines                                       35,393(b)            319,599
UAL                                                       5,317                46,736
                                                                      ---------------
Total                                                                         366,335
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   14,482(b)            221,719
Johnson Controls                                         35,633             1,080,749
                                                                      ---------------
Total                                                                       1,302,468
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Ford Motor                                              135,678(b)            705,525
General Motors                                           33,968(e)            320,998
Harley-Davidson                                          14,127               526,937
                                                                      ---------------
Total                                                                       1,553,460
-------------------------------------------------------------------------------------


BEVERAGES (3.0%)
Coca-Cola                                               693,107            36,651,498
Dr Pepper Snapple Group                                  26,782(b)            709,187
Molson Coors Brewing Cl B                                89,755             4,196,046
Pepsi Bottling Group                                     29,335               855,702
PepsiCo                                                 192,228            13,700,090
                                                                      ---------------
Total                                                                      56,112,523
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.2%)
Amgen                                                   468,888(b)         27,790,992
Amylin Pharmaceuticals                                   72,970(b)          1,475,453
Celgene                                                  16,830(b)          1,065,002
Genentech                                               102,856(b)          9,121,270
Genzyme                                                 143,744(b)         11,627,452
Gilead Sciences                                          15,525(b)            707,630
ImClone Systems                                          98,018(b)          6,120,244
Vertex Pharmaceuticals                                   56,133(b)          1,865,861
                                                                      ---------------
Total                                                                      59,773,904
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                    98,358             1,764,543
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.7%)
Bank of New York Mellon                                 122,238             3,982,514
BlackRock                                                 5,080               988,060
Blackstone Group LP                                      72,545             1,112,840
Goldman Sachs Group                                     110,854            14,189,312
KKR Private Equity Investors LP Unit                  1,632,154(b)         15,614,201
Legg Mason                                               14,235               541,784
Lehman Brothers Holdings                                126,982(n)             26,984
Merrill Lynch & Co                                       91,029             2,303,034
Morgan Stanley                                          297,176             6,835,048
Oaktree Capital Group LLC Cl A Unit                     173,489(d,h)        4,857,692
Och-Ziff Capital Management Group LLC Cl A               42,498               496,802
State Street                                             13,684               778,346
                                                                      ---------------
Total                                                                      51,726,617
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Air Products & Chemicals                                 12,712               870,645
Ashland                                                   3,407                99,621
Dow Chemical                                            208,742             6,633,820
Eastman Chemical                                         24,281             1,336,912
Ecolab                                                   10,532               511,013
EI du Pont de Nemours & Co                              137,524             5,542,216
Hercules                                                  6,773               134,038
Intl Flavors & Fragrances                                 4,719               186,212
Monsanto                                                 33,005             3,266,835
PPG Inds                                                  9,846               574,219
Praxair                                                  18,905             1,356,245
Rohm & Haas                                               7,433               520,310
                                                                      ---------------
Total                                                                      21,032,086
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.3%)
BancorpSouth                                             31,329               881,285
BB&T                                                     94,959(e)          3,589,450
Comerica                                                 10,196               334,327
Fifth Third Bancorp                                     413,963             4,926,160
PNC Financial Services Group                             52,172             3,897,248
SunTrust Banks                                           79,272             3,566,447
Wachovia                                                322,575             1,129,013
Wells Fargo & Co                                        169,188             6,349,625
                                                                      ---------------
Total                                                                      24,673,555
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        20,350(b)            226,089
Avery Dennison                                            6,391               284,272
Cintas                                                    7,927               227,584
Pitney Bowes                                             12,470               414,752
RR Donnelley & Sons                                      12,603               309,152
Waste Management                                         29,437               926,970
                                                                      ---------------
Total                                                                       2,388,819
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.3%)
Cisco Systems                                           765,894(b)         17,278,569
Comverse Technology                                     320,064(b)          3,061,412
Corning                                                  54,763               856,493
Motorola                                                321,705             2,296,974
Nokia                                                   741,974(c)         13,835,927
Nokia ADR                                             1,318,708(c,j)       24,593,904
QUALCOMM                                                425,728            18,293,532
Starent Networks                                         87,102(b)          1,127,100
                                                                      ---------------
Total                                                                      81,343,911
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.9%)
Apple                                                   113,861(b)         12,941,441
Dell                                                    133,203(b)          2,195,185
EMC                                                     274,471(b)          3,282,673
Hewlett-Packard                                         424,925            19,648,532
IBM                                                     133,074            15,564,335
SanDisk                                                  65,750(b)          1,285,413
                                                                      ---------------
Total                                                                      54,917,579
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    50,629             2,820,035
KBR                                                     163,641             2,498,798
                                                                      ---------------
Total                                                                       5,318,833
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          6,594               491,253
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                         91,414             3,238,798
SLM                                                      26,796(b)            330,663
                                                                      ---------------
Total                                                                       3,569,461
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Ball                                                      5,799               229,003
Bemis                                                     5,983               156,814
Pactiv                                                    7,855(b)            195,040
Sealed Air                                                9,489               208,663
                                                                      ---------------
Total                                                                         789,520
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                             9,713               390,560
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                         6,377(b)            378,156
H&R Block                                                19,689               447,925
                                                                      ---------------
Total                                                                         826,081
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
72 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED FINANCIAL SERVICES (5.2%)
Apollo Mgmt LP                                          770,300(d,h)      $10,013,900
Bank of America                                         837,873            29,325,555
CIT Group                                                10,890                75,794
Citigroup                                               863,251            17,705,278
CME Group                                                 1,627               604,447
Interactive Brokers Group Cl A                          236,134(b)          5,235,091
IntercontinentalExchange                                 10,589(b)            854,321
JPMorgan Chase & Co                                     693,190            32,371,972
KKR Financial Holdings LLC                              313,944             1,996,684
Leucadia Natl                                            10,620               482,573
                                                                      ---------------
Total                                                                      98,665,615
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
AT&T                                                  1,194,503            33,350,524
Deutsche Telekom                                        566,581(c)          8,606,952
Embarq                                                   41,698             1,690,854
Qwest Communications Intl                             1,934,048             6,246,975
Telefonica                                            1,149,407(c)         27,324,267
Telefonica ADR                                           53,865(c)          3,850,809
Verizon Communications                                  971,683            31,181,307
                                                                      ---------------
Total                                                                     112,251,688
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                         10,132               372,554
American Electric Power                                  24,143               894,015
Duke Energy                                              75,909             1,323,094
Edison Intl                                              19,555               780,245
Entergy                                                  69,273             6,165,990
Exelon                                                  120,143             7,523,354
FirstEnergy                                              18,294             1,225,515
FPL Group                                                50,577             2,544,023
Pepco Holdings                                           12,112               277,486
Pinnacle West Capital                                     6,048               208,112
PPL                                                      57,884             2,142,866
Progress Energy                                          15,724               678,176
Southern                                                240,456             9,062,786
                                                                      ---------------
Total                                                                      33,198,216
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                        176,692             7,207,266
Gamesa Tecnologica                                       23,187(c)            794,263
SunPower Cl B                                             7,457(b)            514,938
Suzlon Energy                                            72,653(c)            239,379
                                                                      ---------------
Total                                                                       8,755,846
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                         69,890(c)          1,933,157
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                             53,145             3,217,398
Cameron Intl                                             16,251(b)            626,314
ENSCO Intl                                                7,481               431,130
Halliburton                                             105,634             3,421,485
Nabors Inds                                              14,875(b,c)          370,685
Natl Oilwell Varco                                       83,132(b)          4,175,720
Noble                                                    14,668               643,925
Oil States Intl                                          17,885(b)            632,235
Pride Intl                                               27,289(b)            808,027
Rowan Companies                                           6,227               190,235
Schlumberger                                            112,667             8,798,167
Transocean                                               53,560(b)          5,883,030
Weatherford Intl                                         83,209(b)          2,091,874
                                                                      ---------------
Total                                                                      31,290,225
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                                         29,532             1,917,513
CVS Caremark                                            374,449            12,603,953
Kroger                                                   39,773             1,092,962
Safeway                                                  68,090             1,615,095
SUPERVALU                                                11,671               253,261
SYSCO                                                    34,715             1,070,263
Walgreen                                                 59,405             1,839,179
Wal-Mart Stores                                         308,710            18,488,642
                                                                      ---------------
Total                                                                      38,880,868
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Archer-Daniels-Midland                                   36,670               803,440
Kraft Foods Cl A                                         48,026             1,572,851
                                                                      ---------------
Total                                                                       2,376,291
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                     2,712               120,277
ONEOK                                                    50,414             1,734,241
Questar                                                  10,405               425,773
                                                                      ---------------
Total                                                                       2,280,291
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Boston Scientific                                     1,163,847(b)         14,280,403
Covidien                                                 31,979             1,719,191
Medtronic                                                91,890             4,603,689
                                                                      ---------------
Total                                                                      20,603,283
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                                    98,847             3,569,365
AmerisourceBergen                                       119,516             4,499,777
Cardinal Health                                         175,223             8,634,989
CIGNA                                                    64,833             2,203,025
Coventry Health Care                                      8,888(b)            289,304
DaVita                                                    6,265(b)            357,168
Express Scripts                                          38,148(b)          2,816,085
Humana                                                  141,155(b)          5,815,586
Laboratory Corp of America Holdings                       6,673(b)            463,774
McKesson                                                198,329            10,672,084
Medco Health Solutions                                  113,930(b)          5,126,850
Patterson Companies                                       5,467(b)            166,251
Quest Diagnostics                                         9,486               490,142
Tenet Healthcare                                         24,105(b)            133,783
UnitedHealth Group                                      185,371             4,706,570
WellPoint                                                30,687(b)          1,435,231
                                                                      ---------------
Total                                                                      51,379,984
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               10,915               206,403
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Chipotle Mexican Grill Cl B                                   1(b)                 47
Darden Restaurants                                      151,712             4,343,515
Intl Game Technology                                    131,153             2,253,209
Marriott Intl Cl A                                       65,749             1,715,391
Starbucks                                               152,162(b)          2,262,649
Starwood Hotels & Resorts Worldwide                      12,982               365,313
                                                                      ---------------
Total                                                                      10,940,124
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.4%)
Black & Decker                                            3,596               218,457
Centex                                                  236,975             3,838,995
DR Horton                                               222,961             2,902,952
Harman Intl Inds                                        121,892             4,152,861
Hovnanian Enterprises Cl A                              163,734(b)          1,308,235
KB Home                                                 197,725             3,891,228
Leggett & Platt                                           9,645               210,165
Lennar Cl A                                             255,655             3,883,399
Meritage Homes                                           33,263(b)            821,596
Newell Rubbermaid                                        48,092               830,068
NVR                                                       1,106(b)            632,632
S&P Homebuilders ETF SPDR Fund                          104,631             2,058,092
Snap-On                                                   3,444               181,361
Stanley Works                                             4,714               196,762
Whirlpool                                                28,298             2,243,748
                                                                      ---------------
Total                                                                      27,370,551
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.6%)
Clorox                                                   41,862             2,624,329
Colgate-Palmolive                                       111,835             8,426,767
Procter & Gamble                                        282,366            19,678,087
                                                                      ---------------
Total                                                                      30,729,183
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                                      40,371(b)            471,938
Constellation Energy Group                               10,914               265,210
Dynegy Cl A                                              30,349(b)            108,649
                                                                      ---------------
Total                                                                         845,797
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                       18,935             1,293,450
General Electric                                      1,037,186            26,448,244
Siemens                                                  27,111(c)          2,549,442
Textron                                                  79,723             2,334,289
Tyco Intl                                                55,171(c)          1,932,088
                                                                      ---------------
Total                                                                      34,557,513
-------------------------------------------------------------------------------------


INSURANCE (3.0%)
ACE                                                     215,857(c)         11,684,339
AFLAC                                                   227,656            13,374,790
Allstate                                                 10,240               472,269
Aon                                                       3,708               166,712
Arch Capital Group                                       18,859(b,c)        1,377,273
Assurant                                                  6,832               375,760
Chubb                                                    75,639             4,152,581


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
73 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Endurance Specialty Holdings                             31,850(c)           $984,802
Hartford Financial Services Group                       131,059             5,372,108
Max Capital Group                                        73,748(c)          1,713,166
MetLife                                                  71,518             4,005,008
Principal Financial Group                                15,571               677,183
Prudential Financial                                    169,596            12,210,912
Validus Holdings                                         14,783(c)            343,705
XL Capital Cl A                                          10,160(c)            182,270
                                                                      ---------------
Total                                                                      57,092,878
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               16,132(b)          1,173,764
Expedia                                                 107,514(b)          1,624,537
                                                                      ---------------
Total                                                                       2,798,301
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.2%)
Akamai Technologies                                      10,158(b)            177,156
eBay                                                    100,908(b)          2,258,321
Google Cl A                                              46,682(b)         18,697,074
VeriSign                                                 11,759(b)            306,675
Yahoo!                                                  100,592(b)          1,740,242
                                                                      ---------------
Total                                                                      23,179,468
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Accenture Cl A                                            7,985(c)            303,430
Automatic Data Processing                                85,072             3,636,828
Cognizant Technology Solutions Cl A                      17,027(b)            388,726
Computer Sciences                                         8,987(b)            361,188
Fidelity Natl Information Services                       10,208               188,440
Fiserv                                                    9,748(b)            461,275
MasterCard Cl A                                          44,026             7,807,131
Paychex                                                   8,410               277,782
Redecard                                                123,497(c)          1,538,519
Visa Cl A                                                15,928               977,820
Western Union                                            35,124               866,509
                                                                      ---------------
Total                                                                      16,807,648
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            17,290               265,920
Hasbro                                                   14,206               493,233
Mattel                                                   23,802               429,388
                                                                      ---------------
Total                                                                       1,188,541
-------------------------------------------------------------------------------------


MACHINERY (1.3%)
Caterpillar                                             102,001             6,079,259
Danaher                                                  34,011             2,360,363
Deere & Co                                              121,805             6,029,348
Flowserve                                                66,893             5,938,092
Ingersoll-Rand Cl A                                      19,307(c)            601,799
Navistar Intl                                             4,055(b)            218,443
Parker Hannifin                                          61,737             3,272,061
                                                                      ---------------
Total                                                                      24,499,365
-------------------------------------------------------------------------------------


MEDIA (6.2%)
CBS Cl B                                                134,003             1,953,764
Comcast Cl A                                            703,990            13,819,324
Comcast Special Cl A                                     97,366             1,920,058
DIRECTV Group                                            99,573(b)          2,605,825
Gannett                                                  11,110               187,870
Idearc                                                        1                     1
Liberty Entertainment Series A                          104,908(b,g)        2,619,553
Liberty Media -- Capital Series A                        17,513(b,g)          234,324
McGraw-Hill Companies                                    16,132               509,933
Meredith                                                  1,948                54,622
New York Times Cl A                                       7,286               104,117
News Corp Cl A                                          793,669             9,516,091
Scripps Networks Interactive Cl A                         5,646               205,006
Sirius XM Radio                                      25,973,347(b)         14,804,808
Time Warner                                           1,016,358            13,324,453
Time Warner Cable Cl A                                   64,987(b)          1,572,685
Viacom Cl B                                             109,643(b)          2,723,532
Virgin Media                                          5,109,775(h)         40,367,222
Vivendi                                                 123,293(c)          3,864,497
Walt Disney                                             184,737             5,669,579
Washington Post Cl B                                        296               164,801
WorldSpace Cl A                                         146,291(b,e)          190,178
                                                                      ---------------
Total                                                                     116,412,243
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
AK Steel Holding                                          6,730               174,442
Alcoa                                                   144,366             3,259,784
Allegheny Technologies                                    6,016               177,773
AMG Advanced Metallurgical Group                         15,390(b,c)          629,455
Coeur d'Alene Mines                                   2,385,475(b)          3,649,777
Freeport-McMoRan Copper & Gold                           23,039             1,309,767
Lihir Gold                                            2,124,250(b,c)        4,313,731
Newmont Mining                                          115,063             4,459,852
Nucor                                                    19,000               750,500
Timminco                                                283,505(b,c)        3,889,835
Titanium Metals                                           5,106                57,902
United States Steel                                       7,052               547,306
                                                                      ---------------
Total                                                                      23,220,124
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
JC Penney                                                71,738(i)          2,391,745
Kohl's                                                   50,314(b)          2,318,469
Macy's                                                   29,746               534,833
Target                                                   41,501             2,035,624
                                                                      ---------------
Total                                                                       7,280,671
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.7%)
Ameren                                                   12,617               492,442
CenterPoint Energy                                       20,518               298,947
CMS Energy                                               13,517               168,557
Consolidated Edison                                      16,393               704,243
Dominion Resources                                      122,942             5,259,459
DTE Energy                                                9,786               392,614
Integrys Energy Group                                     4,585               228,975
NiSource                                                 16,455               242,876
PG&E                                                     21,520               805,924
Public Service Enterprise Group                          30,515             1,000,587
Sempra Energy                                            14,785               746,199
TECO Energy                                              12,772               200,904
Xcel Energy                                             160,352(i)          3,205,436
                                                                      ---------------
Total                                                                      13,747,163
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                    53,462               616,417
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                       43,701             2,119,936
Apache                                                   20,069             2,092,795
BP ADR                                                   77,553(c)          3,890,834
Chesapeake Energy                                        96,742             3,469,168
Chevron                                                 456,861            37,681,894
ConocoPhillips                                          295,744            21,663,247
CONSOL Energy                                            12,894               591,706
Devon Energy                                             76,920             7,015,104
El Paso                                                  42,407               541,113
EOG Resources                                             7,745               692,868
Exxon Mobil                                             966,301            75,042,935
Marathon Oil                                             71,448             2,848,632
Massey Energy                                             5,077               181,097
Occidental Petroleum                                     56,028             3,947,173
Patriot Coal                                              3,485(b)            101,239
Peabody Energy                                           16,860               758,700
Range Resources                                           1,155                49,515
Royal Dutch Shell ADR                                    35,669(c)          2,104,828
Ship Finance Intl                                        26,607(c)            573,647
Spectra Energy                                           38,961               927,272
Sunoco                                                    7,115               253,152
Tesoro                                                    8,753               144,337
Total                                                   144,849(c)          8,797,687
Valero Energy                                            31,985               969,146
Williams Companies                                       37,234               880,584
XTO Energy                                               16,034               745,902
                                                                      ---------------
Total                                                                     178,084,511
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              121,480             3,180,347
MeadWestvaco                                             10,256               239,067
Weyerhaeuser                                             50,661             3,069,043
                                                                      ---------------
Total                                                                       6,488,457
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.9%)
Avon Products                                           323,717            13,456,915
Estee Lauder Companies Cl A                              43,256             2,158,907
Herbalife                                                59,240(c)          2,341,165
                                                                      ---------------
Total                                                                      17,956,987
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
74 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (7.2%)
Bristol-Myers Squibb                                  1,559,349           $32,512,426
Elan ADR                                                134,936(b,c)        1,439,767
Eli Lilly & Co                                           55,196             2,430,280
Johnson & Johnson                                       129,431             8,966,980
Merck & Co                                              755,622            23,847,430
Pfizer                                                2,405,556            44,358,452
Schering-Plough                                         281,808             5,204,994
Wyeth                                                   424,852            15,694,033
                                                                      ---------------
Total                                                                     134,454,362
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (--%)
Monster Worldwide                                         7,444(b)            110,990
Robert Half Intl                                          9,349               231,388
                                                                      ---------------
Total                                                                         342,378
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Boston Properties                                         4,735               443,480
HCP                                                      15,218               610,698
Plum Creek Timber                                         9,650               481,149
ProLogis                                                 12,637               521,529
Public Storage                                            5,272               521,981
Simon Property Group                                      7,533               730,701
Vornado Realty Trust                                      5,443               495,041
                                                                      ---------------
Total                                                                       3,804,579
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
CSX                                                      16,559               903,625
Hertz Global Holdings                                   991,754(b)          7,507,577
Norfolk Southern                                         23,718             1,570,369
                                                                      ---------------
Total                                                                       9,981,571
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Applied Materials                                        77,751             1,176,373
Atmel                                                   357,027(b)          1,210,322
Broadcom Cl A                                            25,627(b)            477,431
Cypress Semiconductor                                    27,190(b)            141,932
Fairchild Semiconductor Intl                            121,894(b)          1,083,638
Himax Technologies ADR                                  433,679(c)          1,253,332
Infineon Technologies                                   449,865(b,c)        2,522,583
Infineon Technologies ADR                               341,189(b,c)        1,907,247
Intel                                                   908,439            17,015,062
LSI                                                           1(b)                  5
MEMC Electronic Materials                                42,104(b)          1,189,859
Micron Technology                                     1,458,939(b)          5,908,703
Microsemi                                                14,659(b)            373,511
Natl Semiconductor                                       11,696               201,288
ON Semiconductor                                        117,569(b)            794,766
Skyworks Solutions                                       43,969(b)            367,581
Spansion Cl A                                         2,063,738(b)          3,198,794
Teradyne                                                301,116(b)          2,351,716
Texas Instruments                                       109,033             2,344,210
                                                                      ---------------
Total                                                                      43,518,353
-------------------------------------------------------------------------------------


SOFTWARE (4.5%)
Adobe Systems                                            48,669(b)          1,920,965
Autodesk                                                 53,396(b)          1,791,436
BMC Software                                              7,515(b)            215,154
CA                                                       13,709               273,632
Cadence Design Systems                                  228,318(b)          1,543,430
Citrix Systems                                           32,137(b)            811,781
Electronic Arts                                          31,625(b)          1,169,809
Intuit                                                   11,985(b)            378,846
Microsoft                                             1,823,939            48,680,931
Nintendo ADR                                            282,744(c)         14,945,848
Oracle                                                  551,250(b)         11,195,888
SAP                                                      12,087(c)            643,090
Symantec                                                 50,816(b)            994,977
                                                                      ---------------
Total                                                                      84,565,787
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                                 37,363             1,473,970
AutoNation                                                6,452(b)             72,520
AutoZone                                                  2,508(b)            309,337
Bed Bath & Beyond                                        17,912(b)            562,616
Gap                                                      58,187             1,034,565
Home Depot                                              250,913             6,496,137
Lowe's Companies                                        253,982             6,016,834
Office Depot                                             16,584(b)             96,519
RadioShack                                                7,870               135,994
Sherwin-Williams                                          5,920               338,387
Staples                                                  46,173             1,038,893
                                                                      ---------------
Total                                                                      17,575,772
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Nike Cl B                                                25,219             1,687,151
VF                                                       11,419               882,803
                                                                      ---------------
Total                                                                       2,569,954
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                              62,747               111,690
Hudson City Bancorp                                      23,480               433,212
Washington Federal                                        6,162               113,689
                                                                      ---------------
Total                                                                         658,591
-------------------------------------------------------------------------------------


TOBACCO (2.3%)
Altria Group                                            478,999             9,503,340
Lorillard                                                63,826             4,541,220
Philip Morris Intl                                      586,618            28,216,326
UST                                                      17,055             1,134,840
                                                                      ---------------
Total                                                                      43,395,726
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                  7,755               383,020
WW Grainger                                               3,889               338,226
                                                                      ---------------
Total                                                                         721,246
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Sprint Nextel                                           386,286             2,356,345
Vodafone Group                                       14,846,106(c)         32,778,277
Vodafone Group ADR                                      530,693(c)         11,728,315
                                                                      ---------------
Total                                                                      46,862,937
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,140,872,147)                                                 $1,830,208,717
-------------------------------------------------------------------------------------







OPTIONS PURCHASED (0.1%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hertz Global Holdings(k)
Telefonica(k)
Vodafone Group ADR(k)           108,070     $100.00        Jan. 2009          $11,596
Hong Kong Dollar                536,790        7.73       March 2009          171,075
Nokia                             4,075       18.00(l)     Dec. 2008           63,091
Nokia ADR                         3,056       21.00        Oct. 2008           61,120
-------------------------------------------------------------------------------------


PUTS
S&P 500 Index                        50    1,280.00        Oct. 2008          599,250
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $2,002,144)                                                           $906,132
-------------------------------------------------------------------------------------






MONEY MARKET FUND (1.9%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              35,702,596(m)        $35,702,596
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $35,702,596)                                                       $35,702,596
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,178,576,887)(o)                                              $1,866,817,445
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        134           $39,107,900       Dec. 2008         ($674,683)




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
75 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund

OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2008


                                                   NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                             PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(A)
----------------------------------------------------------------------------------------------------------------------
Nokia ADR                             Call           3,056           23(l)       $88,623       Oct. 2008       $22,920


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                             CURRENCY TO                 CURRENCY TO            UNREALIZED        UNREALIZED
EXCHANGE DATE                               BE DELIVERED                 BE RECEIVED           APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Oct. 2, 2008                                        1,388,305                     958,215             $--          $(39,618)
                                                  U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                          195,396                     154,779             426                --
                                            Australian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                          127,739                     226,991              --               (53)
                                                British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                          174,290                     245,421             108                --
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 6, 2008                                       14,001,000                  24,897,978           3,472                --
                                                British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 7, 2008                                        7,862,000                  13,978,636              --            (1,693)
                                                British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 8, 2008                                        3,673,000                   3,056,120         154,890                --
                                            Australian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 10, 2008                                      21,540,000                  30,495,470         150,937                --
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Oct. 14, 2008                                      20,332,000                  28,821,220         165,716                --
                                       European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                            $475,549          $(41,364)
-----------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 10.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $14,871,592 or 0.8% of net assets.

(e)  At Sept. 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. The Fund's cash equivalent position is 1.8% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 06-03-08      $16,434,874
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 04-28-08        6,325,356
Virgin Media                         11-15-05 thru 08-06-08      100,018,230


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) At Sept. 30, 2008, investments in securities included securities valued at $3,411,994 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(j) At Sept. 30, 2008, securities valued at $5,699,440 were held to cover open call options written.

(k) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.


--------------------------------------------------------------------------------
76 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(l)  Exercise prices are stated in foreign currency.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(n) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(o) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $2,178,577,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $94,231,000
Unrealized depreciation                                                     (405,991,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(311,760,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                  FAIR VALUE AT SEPT. 30, 2008
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                       $1,778,008,973     $88,808,472         $--        $1,866,817,445
Other financial instruments*                          (217,578)             --          --              (217,578)

----------------------------------------------------------------------------------------------------------------
Total                                           $1,777,791,395     $88,808,472         $--        $1,866,599,867
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
77 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Large Cap Value Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (99.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.6%)
Boeing                                                  1,883                $107,990
General Dynamics                                          571                  42,037
Goodrich                                                1,133                  47,133
Honeywell Intl                                          2,792                 116,007
L-3 Communications Holdings                               672                  66,071
Lockheed Martin                                           995                 109,122
Spirit AeroSystems Holdings Cl A                        1,035(b)               16,632
United Technologies                                     1,230                  73,874
                                                                      ---------------
Total                                                                         578,866
-------------------------------------------------------------------------------------


BEVERAGES (1.8%)
Coca-Cola                                               2,748                 145,314
Molson Coors Brewing Cl B                                 524                  24,497
PepsiCo                                                   756                  53,880
                                                                      ---------------
Total                                                                         223,691
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.0%)
Amgen                                                   1,044(b)               61,877
Genzyme                                                   476(b)               38,504
ImClone Systems                                           479(b)               29,909
                                                                      ---------------
Total                                                                         130,290
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                   1,588                  28,489
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.3%)
Bank of New York Mellon                                 1,410                  45,938
Blackstone Group LP                                     1,501                  23,025
Goldman Sachs Group                                       485                  62,079
KKR Private Equity Investors LP Unit                    1,563(b)               14,953
Legg Mason                                                282                  10,733
Merrill Lynch & Co                                      1,725                  43,643
Morgan Stanley                                          2,036                  46,828
Oaktree Capital Group LLC Cl A Unit                     1,000(d,e)             28,000
State Street                                              278                  15,813
                                                                      ---------------
Total                                                                         291,012
-------------------------------------------------------------------------------------


CHEMICALS (1.5%)
Dow Chemical                                            3,119                  99,121
Eastman Chemical                                          411                  22,630
EI du Pont de Nemours & Co                              1,712                  68,994
                                                                      ---------------
Total                                                                         190,745
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.4%)
Fifth Third Bancorp                                     3,810                  45,339
PNC Financial Services Group                            1,071                  80,004
SunTrust Banks                                            764                  34,372
Wachovia                                                6,379                  22,327
Wells Fargo & Co                                        3,144                 117,994
                                                                      ---------------
Total                                                                         300,036
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems                                           4,517(b)              101,903
Motorola                                                4,169                  29,767
Nokia ADR                                               3,701(c)               69,024
QUALCOMM                                                1,329                  57,107
                                                                      ---------------
Total                                                                         257,801
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.6%)
Dell                                                      925(b)               15,244
Hewlett-Packard                                         3,737                 172,799
IBM                                                     1,033                 120,820
SanDisk                                                 1,011(b)               19,765
                                                                      ---------------
Total                                                                         328,628
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                     557                  31,025
KBR                                                     2,271                  34,678
                                                                      ---------------
Total                                                                          65,703
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.4%)
American Express                                        1,266                  44,854
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (8.7%)
Apollo Mgmt LP                                          3,600(d,e)             46,800
Bank of America                                        12,981                 454,336
Citigroup                                              12,444                 255,226
JPMorgan Chase & Co                                     7,439                 347,401
                                                                      ---------------
Total                                                                       1,103,763
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.3%)
AT&T                                                   14,383                 401,573
Deutsche Telekom                                        2,471(c)               37,537
Telefonica                                                853(c)               20,278
Verizon Communications                                 10,755                 345,128
                                                                      ---------------
Total                                                                         804,516
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.3%)
Entergy                                                 1,186                 105,566
Exelon                                                  1,658                 103,824
FPL Group                                                 539                  27,112
PPL                                                       733                  27,136
Southern                                                3,990                 150,382
                                                                      ---------------
Total                                                                         414,020
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                        1,071                  43,686
Gamesa Tecnologica                                        317(c)               10,859
                                                                      ---------------
Total                                                                          54,545
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                          860(c)               23,788
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.5%)
Baker Hughes                                              584                  35,355
Cameron Intl                                              329(b)               12,680
Halliburton                                             1,265                  40,973
Natl Oilwell Varco                                      1,010(b)               50,732
Oil States Intl                                           362(b)               12,797
Schlumberger                                              736                  57,474
Transocean                                                693(b)               76,119
Weatherford Intl                                        1,425(b)               35,825
                                                                      ---------------
Total                                                                         321,955
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
CVS Caremark                                            1,051                  35,377
Safeway                                                   895                  21,229
Wal-Mart Stores                                         2,128                 127,446
                                                                      ---------------
Total                                                                         184,052
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Kraft Foods Cl A                                          977                  31,997
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
ONEOK                                                   1,043                  35,879
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Boston Scientific                                       4,513(b)               55,375
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.6%)
Aetna                                                   1,459                  52,684
Cardinal Health                                           785                  38,685
CIGNA                                                   1,001                  34,014
Humana                                                    718(b)               29,582
McKesson                                                  463                  24,914
UnitedHealth Group                                      1,035                  26,279
                                                                      ---------------
Total                                                                         206,158
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Darden Restaurants                                        653                  18,695
Intl Game Technology                                      900                  15,462
Marriott Intl Cl A                                        529                  13,802
                                                                      ---------------
Total                                                                          47,959
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.7%)
Centex                                                  4,811                  77,939
DR Horton                                               4,614                  60,074
Harman Intl Inds                                          663                  22,588
Hovnanian Enterprises Cl A                              3,388(b)               27,070
KB Home                                                 3,350                  65,928
Lennar Cl A                                             3,517                  53,423
Whirlpool                                                 473                  37,504
                                                                      ---------------
Total                                                                         344,526
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.3%)
Clorox                                                    393                  24,637
Colgate-Palmolive                                         322                  24,263
Procter & Gamble                                        1,748                 121,818
                                                                      ---------------
Total                                                                         170,718
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
78 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INDUSTRIAL CONGLOMERATES (2.9%)
3M                                                        395                 $26,982
General Electric                                       11,774                 300,237
Tyco Intl                                               1,141(c)               39,958
                                                                      ---------------
Total                                                                         367,177
-------------------------------------------------------------------------------------


INSURANCE (5.9%)
ACE                                                     3,268(c)              176,896
AFLAC                                                   2,322                 136,418
Arch Capital Group                                        393(b,c)             28,701
Chubb                                                   1,291                  70,876
Endurance Specialty Holdings                              659(c)               20,376
Hartford Financial Services Group                       2,127                  87,186
Max Capital Group                                         680(c)               15,796
MetLife                                                 1,057                  59,192
Prudential Financial                                    2,143                 154,296
                                                                      ---------------
Total                                                                         749,737
-------------------------------------------------------------------------------------


IT SERVICES (0.5%)
Automatic Data Processing                               1,122                  47,965
MasterCard Cl A                                            63                  11,172
                                                                      ---------------
Total                                                                          59,137
-------------------------------------------------------------------------------------


MACHINERY (2.2%)
Caterpillar                                               820                  48,872
Danaher                                                   692                  48,025
Deere & Co                                              1,603                  79,348
Flowserve                                                 431                  38,260
Ingersoll-Rand Cl A                                       403(c)               12,562
Parker Hannifin                                           949                  50,297
                                                                      ---------------
Total                                                                         277,364
-------------------------------------------------------------------------------------


MEDIA (4.9%)
Comcast Cl A                                            2,356                  46,248
Comcast Special Cl A                                    2,014                  39,716
News Corp Cl A                                          6,415                  76,916
Sirius XM Radio                                        27,832(b)               15,864
Time Warner                                            11,167                 146,400
Viacom Cl B                                             1,648(b)               40,936
Virgin Media                                            8,358(e)               66,028
Vivendi                                                 2,575(c)               80,711
Walt Disney                                             3,752                 115,149
                                                                      ---------------
Total                                                                         627,968
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Alcoa                                                   1,977                  44,641
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
JC Penney                                               1,458                  48,609
Kohl's                                                    620(b)               28,570
Target                                                    859                  42,134
                                                                      ---------------
Total                                                                         119,313
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.0%)
Dominion Resources                                      1,811                  77,475
Xcel Energy                                             2,764                  55,252
                                                                      ---------------
Total                                                                         132,727
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (15.9%)
Anadarko Petroleum                                        604                  29,300
BP ADR                                                  1,133(c)               56,843
Chesapeake Energy                                       1,378                  49,415
Chevron                                                 6,062                 499,993
ConocoPhillips                                          4,355                 319,004
Devon Energy                                            1,024                  93,389
Exxon Mobil                                            10,033                 779,162
Marathon Oil                                              934                  37,239
Royal Dutch Shell ADR                                     737(c)               43,490
Total                                                   1,895(c)              115,097
                                                                      ---------------
Total                                                                       2,022,932
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.8%)
Intl Paper                                              1,982                  51,889
Weyerhaeuser                                              785                  47,555
                                                                      ---------------
Total                                                                          99,444
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.6%)
Avon Products                                           1,309                  54,415
Estee Lauder Companies Cl A                               343                  17,119
                                                                      ---------------
Total                                                                          71,534
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.3%)
Bristol-Myers Squibb                                    5,455                 113,737
Johnson & Johnson                                       1,427                  98,863
Merck & Co                                              3,639                 114,847
Pfizer                                                 20,111                 370,847
Schering-Plough                                           939                  17,343
Wyeth                                                   2,426                  89,616
                                                                      ---------------
Total                                                                         805,253
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Hertz Global Holdings                                   1,736(b)               13,142
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Atmel                                                   7,389(b)               25,049
Fairchild Semiconductor Intl                            1,360(b)               12,090
Infineon Technologies                                   1,814(b,c)             10,172
Infineon Technologies ADR                               3,158(b,c)             17,653
Intel                                                   5,821                 109,028
Micron Technology                                      10,159(b)               41,144
ON Semiconductor                                        1,624(b)               10,978
Spansion Cl A                                           7,633(b)               11,831
Teradyne                                                4,973(b)               38,839
                                                                      ---------------
Total                                                                         276,784
-------------------------------------------------------------------------------------


SOFTWARE (1.6%)
Cadence Design Systems                                  2,791(b)               18,867
Microsoft                                               4,693                 125,256
Oracle                                                  2,790(b)               56,665
                                                                      ---------------
Total                                                                         200,788
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.2%)
Gap                                                     1,203                  21,389
Home Depot                                              2,465                  63,819
Lowe's Companies                                        2,837                  67,209
                                                                      ---------------
Total                                                                         152,417
-------------------------------------------------------------------------------------


TOBACCO (2.5%)
Altria Group                                            3,003                  59,580
Lorillard                                                 395                  28,104
Philip Morris Intl                                      4,168                 200,481
UST                                                       356                  23,688
                                                                      ---------------
Total                                                                         311,853
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                           3,759                  22,930
Vodafone Group ADR                                      2,991(c)               66,101
                                                                      ---------------
Total                                                                          89,031
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $14,685,917)                                                       $12,660,608
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%               108,907(f)             $108,907
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $108,907)                                                             $108,907
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,794,824)(g)                                                    $12,769,515
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 6.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $74,800 or 0.6% of net assets.


--------------------------------------------------------------------------------
79 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Large Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $76,924
Oaktree Capital Group LLC Cl A
  Unit*                                     05-21-07              42,490
Virgin Media                         02-24-06 thru 04-10-08      176,585


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $14,795,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $691,000
Unrealized depreciation                                                      (2,716,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,025,000)
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $12,494,862        $274,653          $--        $12,769,515






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
80 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource VP - Mid Cap Growth Fund

SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (97.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                      11,761              $926,532
Rockwell Collins                                         21,297             1,024,172
                                                                      ---------------
Total                                                                       1,950,704
-------------------------------------------------------------------------------------


AIRLINES (0.8%)
AMR                                                      72,127(b,g)          708,287
Continental Airlines Cl B                                 9,901(b)            165,149
Northwest Airlines                                       34,296(b)            309,693
UAL                                                     155,113             1,363,443
US Airways Group                                        110,931(b)            668,914
                                                                      ---------------
Total                                                                       3,215,486
-------------------------------------------------------------------------------------


BEVERAGES (0.6%)
Pepsi Bottling Group                                     73,101             2,132,356
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (6.2%)
BioMarin Pharmaceutical                                  74,242(b)          1,966,671
Celera                                                  712,170(b)         11,003,026
Cepheid                                                 127,165(b)          1,758,692
Genzyme                                                  62,258(b)          5,036,050
OSI Pharmaceuticals                                      78,093(b)          3,849,204
                                                                      ---------------
Total                                                                      23,613,643
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.2%)
Northern Trust                                            9,706               700,773
T Rowe Price Group                                        7,553               405,672
TD Ameritrade Holding                                   454,372(b)          7,360,826
                                                                      ---------------
Total                                                                       8,467,271
-------------------------------------------------------------------------------------


CHEMICALS (0.4%)
Zoltek Companies                                         84,663(b,d)        1,448,584
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
TCF Financial                                           268,464             4,832,352
Zions Bancorporation                                     84,046             3,252,580
                                                                      ---------------
Total                                                                       8,084,932
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (5.9%)
Brocade Communications Systems                          458,986(b)          2,671,299
Ciena                                                 1,074,157(b)         10,827,502
F5 Networks                                              16,892(b)            394,935
Juniper Networks                                        179,827(b)          3,788,955
ORBCOMM                                                 169,607(b)            836,163
Riverbed Technology                                     322,591(b)          4,038,839
                                                                      ---------------
Total                                                                      22,557,693
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.8%)
Data Domain                                              51,301(b,d)        1,142,473
Immersion                                                25,892(b)            150,691
NetApp                                                   42,366(b)            772,332
Sun Microsystems                                      1,021,598(b)          7,764,146
Synaptics                                                28,781(b)            869,762
                                                                      ---------------
Total                                                                      10,699,404
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.0%)
Chicago Bridge & Iron                                    25,374(c)            488,196
Fluor                                                    31,004             1,726,923
Foster Wheeler                                           14,906(b)            538,256
Quanta Services                                         182,457(b)          4,928,163
                                                                      ---------------
Total                                                                       7,681,538
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials                                18,867             2,112,727
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
First Marblehead                                        454,536             1,131,795
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.4%)
LKQ                                                      92,360(b)          1,567,349
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Strayer Education                                         8,298             1,661,757
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
tw telecom                                               97,906(b)          1,017,243
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                         37,659             1,384,721
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (8.5%)
Canadian Solar                                           49,618(b,c)          969,040
Energy Conversion Devices                                84,449(b,d)        4,919,154
Evergreen Solar                                         804,692(b,d)        4,441,900
First Solar                                              21,908(b)          4,138,640
FuelCell Energy                                         255,834(b,d)        1,542,679
General Cable                                            92,766(b)          3,305,253
Hubbell Cl B                                            202,001             7,080,135
JA Solar Holdings ADR                                   156,586(b,c)        1,656,680
Real Goods Solar Cl A                                   270,692(b,d)        1,120,665
SunPower Cl A                                             5,050(b)            358,197
Suntech Power Holdings ADR                               13,892(b,c)          498,306
Yingli Green Energy Holding ADR                         250,892(b,c,d)      2,764,830
                                                                      ---------------
Total                                                                      32,795,479
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.6%)
BJ Services                                             189,827             3,631,391
ENSCO Intl                                               62,118             3,579,860
Noble                                                    30,383             1,333,814
Smith Intl                                               22,494             1,319,048
                                                                      ---------------
Total                                                                       9,864,113
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Dean Foods                                               46,009(b)          1,074,770
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Questar                                                  33,388             1,366,237
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
Hologic                                                 168,546(b)          3,257,994
St. Jude Medical                                        308,671(b)         13,424,102
Varian Medical Systems                                   52,611(b)          3,005,666
                                                                      ---------------
Total                                                                      19,687,762
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.4%)
AmerisourceBergen                                        76,412             2,876,912
Community Health Systems                                 64,711(b)          1,896,679
Coventry Health Care                                     49,364(b)          1,606,798
Express Scripts                                          29,197(b)          2,155,323
Health Net                                               62,086(b)          1,465,230
Omnicare                                                 96,188             2,767,329
Pediatrix Medical Group                                  57,158(b)          3,081,958
Universal Health Services Cl B                           16,088               901,411
                                                                      ---------------
Total                                                                      16,751,640
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.0%)
Allscripts-Misys Healthcare Solutions                   157,275             1,956,501
Cerner                                                   45,924(b)          2,050,047
                                                                      ---------------
Total                                                                       4,006,548
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.9%)
Brinker Intl                                             45,805               819,451
Darden Restaurants                                       28,152               805,992
Pinnacle Entertainment                                   73,469(b)            555,426
Starwood Hotels & Resorts Worldwide                      42,382             1,192,629
                                                                      ---------------
Total                                                                       3,373,498
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
Centex                                                   65,596             1,062,655
KB Home                                                  53,056             1,044,142
Lennar Cl A                                              80,640             1,224,922
                                                                      ---------------
Total                                                                       3,331,719
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
AES                                                     125,327(b)          1,465,073
Ormat Technologies                                       49,924             1,813,739
                                                                      ---------------
Total                                                                       3,278,812
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.8%)
Orbitz Worldwide                                        510,760(b)          2,998,161
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
81 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INTERNET SOFTWARE & SERVICES (8.4%)
Akamai Technologies                                     608,960(b)        $10,620,262
MercadoLibre                                             57,564(b,c)        1,171,427
Omniture                                                 67,392(b)          1,237,317
VistaPrint                                              599,779(b,c,d)     19,696,743
                                                                      ---------------
Total                                                                      32,725,749
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Polaris Inds                                             18,553(d)            843,976
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.6%)
Techne                                                   31,343(b)          2,260,457
-------------------------------------------------------------------------------------


MACHINERY (0.5%)
ITT                                                      20,055             1,115,259
Joy Global                                               18,510               835,541
                                                                      ---------------
Total                                                                       1,950,800
-------------------------------------------------------------------------------------


MEDIA (0.7%)
Lamar Advertising Cl A                                   29,815(b)            920,985
Sirius XM Radio                                       3,414,767(b)          1,946,418
                                                                      ---------------
Total                                                                       2,867,403
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
AK Steel Holding                                         27,798               720,524
Allegheny Technologies                                   35,961             1,062,648
Cliffs Natural Resources                                 12,602               667,150
Freeport-McMoRan Copper & Gold                           45,875             2,607,993
                                                                      ---------------
Total                                                                       5,058,315
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.7%)
Family Dollar Stores                                     15,222               360,761
JC Penney                                                42,943             1,431,720
Nordstrom                                                28,092               809,611
                                                                      ---------------
Total                                                                       2,602,092
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.7%)
Arch Coal                                                23,352               768,047
CONSOL Energy                                            41,519             1,905,307
Denbury Resources                                        80,019(b)          1,523,562
El Paso                                                 248,256             3,167,747
EOG Resources                                             4,776               427,261
Frontier Oil                                            206,551             3,804,669
Murphy Oil                                               22,168             1,421,856
Newfield Exploration                                    129,923(b)          4,156,236
Petrohawk Energy                                         50,277(b)          1,087,492
Southwestern Energy                                      70,066(b)          2,139,816
Tesoro                                                  335,617             5,534,323
Williams Companies                                      149,984             3,547,122
                                                                      ---------------
Total                                                                      29,483,438
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Bare Escentuals                                          64,553(b,d)          701,691
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.7%)
Mylan                                                   396,975(b,d)        4,533,454
Shire ADR                                                44,566(c)          2,128,027
                                                                      ---------------
Total                                                                       6,661,481
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.1%)
Altera                                                  122,257             2,528,275
ASML Holding                                             97,468(c)          1,716,411
Broadcom Cl A                                            99,948(b)          1,862,031
Cree                                                     67,048(b,d)        1,527,353
FormFactor                                              150,548(b)          2,622,546
Maxim Integrated Products                                84,706             1,526,402
MEMC Electronic Materials                                31,050(b)            877,473
NVIDIA                                                   99,781(b)          1,068,655
PMC-Sierra                                            1,688,884(b)         12,531,520
ReneSola ADR                                             93,352(b,c)          979,262
                                                                      ---------------
Total                                                                      27,239,928
-------------------------------------------------------------------------------------


SOFTWARE (8.4%)
BMC Software                                             21,809(b)            624,392
Citrix Systems                                          165,013(b)          4,168,228
CommVault Systems                                        41,677(b)            502,208
Informatica                                             331,213(b)          4,302,457
Intuit                                                   54,696(b)          1,728,941
Lawson Software                                         129,194(b)            904,358
MICROS Systems                                           35,001(b)            933,127
Novell                                                  267,810(b)          1,376,543
Quest Software                                           92,800(b)          1,177,632
TIBCO Software                                        2,129,590(b)         15,588,598
VMware Cl A                                              39,143(b)          1,042,770
                                                                      ---------------
Total                                                                      32,349,254
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.9%)
Abercrombie & Fitch Cl A                                 15,477               610,568
American Eagle Outfitters                                51,143               779,931
Coldwater Creek                                         162,982(b)            943,666
GameStop Cl A                                            65,857(b)          2,252,968
J Crew Group                                             75,221(b,d)        2,149,064
Jos A Bank Clothiers                                    102,559(b)          3,445,982
Limited Brands                                           42,226               731,354
TJX Companies                                            61,691             1,882,809
Urban Outfitters                                         28,939(b)            922,286
Williams-Sonoma                                          66,437             1,074,951
                                                                      ---------------
Total                                                                      14,793,579
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.6%)
lululemon athletica                                     167,026(b,c,d)      3,846,609
Polo Ralph Lauren                                        31,789             2,118,419
                                                                      ---------------
Total                                                                       5,965,028
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.8%)
MGIC Investment                                         227,268             1,597,694
Radian Group                                            292,398(d)          1,473,686
                                                                      ---------------
Total                                                                       3,071,380
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.8%)
American Tower Cl A                                      90,182(b)          3,243,846
Crown Castle Intl                                        30,870(b)            894,304
NII Holdings                                             46,040(b)          1,745,837
SBA Communications Cl A                                  34,026(b)            880,253
                                                                      ---------------
Total                                                                       6,764,240
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $448,116,793)                                                     $372,594,753
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.2%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              31,502,399(f)        $31,502,399
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $31,502,399)                                                       $31,502,399
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $479,619,192)(h)                                                  $404,097,152
=====================================================================================




INVESTMENTS IN DERIVATIVES

OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2008


                                                   NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                             PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(A)
----------------------------------------------------------------------------------------------------------------------
AMR                                   Call            300            $15         $35,100       Nov. 2008       $20,250


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 9.4% of net assets.


--------------------------------------------------------------------------------
82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d)  At Sept. 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.4% of net assets. The Fund's cash equivalent position is 3.8% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, securities valued at $294,600 were held to cover open call options written.

(h) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $479,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $19,327,000
Unrealized depreciation                                                      (94,849,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(75,522,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $404,097,152          $--             $--        $404,097,152
Other financial instruments*                             20,250           --              --              20,250

----------------------------------------------------------------------------------------------------------------
Total                                              $404,117,402          $--             $--        $404,117,402
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
83 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Value Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (97.8%)
ISSUER                                                 SHARES                VALUE(a)


AEROSPACE & DEFENSE (1.2%)
Goodrich                                                63,704             $2,650,087
Spirit AeroSystems Holdings Cl A                        57,060(b)             916,954
                                                                      ---------------
Total                                                                       3,567,041
-------------------------------------------------------------------------------------


AIRLINES (1.5%)
AMR                                                    116,480(b)           1,143,833
Continental Airlines Cl B                               57,595(b)             960,685
Delta Air Lines                                         97,393(b)             725,578
Northwest Airlines                                      83,595(b)             754,863
UAL                                                     42,177                370,736
US Airways Group                                       124,866(b)             752,942
                                                                      ---------------
Total                                                                       4,708,637
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.9%)
ArvinMeritor                                           150,457              1,961,958
Goodyear Tire & Rubber                                  60,774(b)             930,450
Johnson Controls                                        22,135                671,355
Magna Intl Cl A                                         12,940(c)             662,399
WABCO Holdings                                          45,507              1,617,319
                                                                      ---------------
Total                                                                       5,843,481
-------------------------------------------------------------------------------------


AUTOMOBILES (2.7%)
Ford Motor                                           1,425,644(b)           7,413,348
General Motors                                          93,710                885,560
                                                                      ---------------
Total                                                                       8,298,908
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.3%)
USG                                                     37,270(b)             954,112
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Invesco                                                 50,526              1,060,035
-------------------------------------------------------------------------------------


CHEMICALS (4.3%)
Eastman Chemical                                       104,350              5,745,511
Lubrizol                                                67,947              2,931,234
PPG Inds                                                76,853              4,482,067
                                                                      ---------------
Total                                                                      13,158,812
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.8%)
Deluxe                                                  49,324                709,772
Dun & Bradstreet                                        14,138              1,334,062
Pitney Bowes                                            25,639                852,753
Ritchie Bros Auctioneers                               108,553(c)           2,535,798
                                                                      ---------------
Total                                                                       5,432,385
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
Tellabs                                                274,189(b)           1,113,207
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.7%)
Chicago Bridge & Iron                                   77,859(c)           1,498,007
Fluor                                                   33,857              1,885,835
Foster Wheeler                                          14,351(b)             518,215
Insituform Technologies Cl A                            18,521(b)             277,074
Jacobs Engineering Group                                11,125(b)             604,199
KBR                                                     27,897                425,987
                                                                      ---------------
Total                                                                       5,209,317
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.3%)
Genuine Parts                                           21,675                871,552
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Apollo Mgmt LP                                          31,000(d,e)           403,000
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
CenturyTel                                              54,348              1,991,854
Embarq                                                  38,247              1,550,916
Qwest Communications Intl                              490,296              1,583,656
Windstream                                             171,889              1,880,466
                                                                      ---------------
Total                                                                       7,006,892
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
Allegheny Energy                                        19,344                711,279
Pinnacle West Capital                                   26,751                920,502
                                                                      ---------------
Total                                                                       1,631,781
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.6%)
AO Smith                                                51,868              2,032,707
Cooper Inds Cl A                                       112,037              4,475,878
Rockwell Automation                                     43,212              1,613,536
                                                                      ---------------
Total                                                                       8,122,121
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.5%)
Agilent Technologies                                   106,912(b)           3,171,010
Celestica                                              349,867(b,c)         2,253,143
Flextronics Intl                                       341,110(b,c)         2,415,059
                                                                      ---------------
Total                                                                       7,839,212
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.6%)
BJ Services                                            213,770              4,089,421
Cameron Intl                                            86,871(b)           3,348,008
ENSCO Intl                                              16,736                964,496
Nabors Inds                                             36,088(b,c)           899,313
Natl Oilwell Varco                                      21,210(b)           1,065,378
Smith Intl                                              30,083              1,764,067
Transocean                                              23,104(b)           2,537,743
Weatherford Intl                                       103,884(b)           2,611,644
                                                                      ---------------
Total                                                                      17,280,070
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Reddy Ice Holdings                                      61,608                224,869
-------------------------------------------------------------------------------------


GAS UTILITIES (0.5%)
Questar                                                 33,883              1,386,492
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                                 23,232(b)             887,462
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.4%)
McKesson                                                23,612              1,270,562
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Royal Caribbean Cruises                                194,867              4,043,490
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (3.4%)
Centex                                                  18,827                304,997
DR Horton                                               30,161                392,696
KB Home                                                 18,717                368,351
Mohawk Inds                                             25,825(b)           1,740,347
Pulte Homes                                             25,977                362,899
Stanley Works                                          101,466              4,235,190
Whirlpool                                               38,603              3,060,832
                                                                      ---------------
Total                                                                      10,465,312
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Mirant                                                  26,174(b)             478,722
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.8%)
McDermott Intl                                          53,361(b)           1,363,374
Textron                                                 35,933              1,052,118
                                                                      ---------------
Total                                                                       2,415,492
-------------------------------------------------------------------------------------


INSURANCE (12.3%)
ACE                                                     45,899(c)           2,484,513
Aon                                                    110,638              4,974,284
Assurant                                                46,837              2,576,035
Axis Capital Holdings                                  104,445(c)           3,311,951
Everest Re Group                                        65,557(c)           5,672,648
Lincoln Natl                                            50,709              2,170,852
Loews                                                   28,157              1,111,920
Marsh & McLennan Companies                              77,814              2,471,373
PartnerRe                                               95,758(c)           6,520,163
Willis Group Holdings                                   59,892(c)           1,932,116
XL Capital Cl A                                        272,296(c)           4,884,990
                                                                      ---------------
Total                                                                      38,110,845
-------------------------------------------------------------------------------------


IT SERVICES (0.8%)
Computer Sciences                                       59,083(b)           2,374,546
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.6%)
Hasbro                                                  56,578              1,964,388
-------------------------------------------------------------------------------------


MACHINERY (6.0%)
AGCO                                                    51,978(b)           2,214,783
Cummins                                                 36,921              1,614,186
Eaton                                                  104,921              5,894,462
Ingersoll-Rand Cl A                                    141,025(c)           4,395,749
Manitowoc                                               99,840              1,552,512
Parker Hannifin                                         12,147                643,791
Terex                                                   55,781(b)           1,702,436
Timken                                                  26,938                763,692
                                                                      ---------------
Total                                                                      18,781,611
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (1.9%)
Interpublic Group of Companies                         224,160(b)          $1,737,240
Natl CineMedia                                         117,054              1,293,447
Regal Entertainment Group Cl A                         168,817              2,663,932
                                                                      ---------------
Total                                                                       5,694,619
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
Freeport-McMoRan Copper & Gold                          35,823              2,036,537
Nucor                                                   38,869              1,535,326
                                                                      ---------------
Total                                                                       3,571,863
-------------------------------------------------------------------------------------


MULTILINE RETAIL (4.0%)
Family Dollar Stores                                   192,167              4,554,358
JC Penney                                               22,396                746,683
Kohl's                                                  75,492(b)           3,478,671
Macy's                                                 160,037              2,877,465
Nordstrom                                               27,041                779,322
                                                                      ---------------
Total                                                                      12,436,499
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.2%)
Consolidated Edison                                     22,394                962,046
DTE Energy                                              23,035                924,164
NiSource                                                52,015                767,741
PG&E                                                    47,267              1,770,149
Sempra Energy                                           68,768              3,470,722
Wisconsin Energy                                        40,331              1,810,862
                                                                      ---------------
Total                                                                       9,705,684
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.2%)
Chesapeake Energy                                       36,708              1,316,349
El Paso                                                217,667              2,777,431
Enbridge                                               116,026(c)           4,419,430
Frontier Oil                                            12,612                232,313
Hess                                                    19,424              1,594,322
Newfield Exploration                                    89,588(b)           2,865,920
Pioneer Natural Resources                               84,950              4,441,186
Southwestern Energy                                     93,413(b)           2,852,833
Sunoco                                                  32,744              1,165,032
Tesoro                                                  28,472                469,503
Ultra Petroleum                                          6,626(b)             366,683
                                                                      ---------------
Total                                                                      22,501,002
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.9%)
MeadWestvaco                                           112,289              2,617,457
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.6%)
King Pharmaceuticals                                   109,916(b)           1,052,995
Mylan                                                  329,671(b)           3,764,843
                                                                      ---------------
Total                                                                       4,817,838
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (4.7%)
AvalonBay Communities                                   27,177              2,674,760
Boston Properties                                       13,412              1,256,168
Equity Residential                                      78,237              3,474,505
Rayonier                                                66,286              3,138,642
Simon Property Group                                    29,021              2,815,037
Ventas                                                  19,297                953,658
                                                                      ---------------
Total                                                                      14,312,770
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
St. Joe                                                 50,147(b)           1,960,246
-------------------------------------------------------------------------------------


ROAD & RAIL (3.2%)
CSX                                                     90,046              4,913,810
Kansas City Southern                                   109,235(b)           4,845,665
                                                                      ---------------
Total                                                                       9,759,475
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Intersil Cl A                                          101,910              1,689,668
LSI                                                    535,114(b)           2,868,211
Maxim Integrated Products                              145,193              2,616,378
Microchip Technology                                   101,547              2,988,528
Micron Technology                                      345,511(b)           1,399,320
Natl Semiconductor                                     155,088              2,669,064
                                                                      ---------------
Total                                                                      14,231,169
-------------------------------------------------------------------------------------


SOFTWARE (2.0%)
BMC Software                                           108,600(b)           3,109,218
McAfee                                                  88,038(b)           2,989,770
                                                                      ---------------
Total                                                                       6,098,988
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.7%)
Bed Bath & Beyond                                       67,062(b)           2,106,417
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Liz Claiborne                                           68,709              1,128,889
VF                                                      51,356              3,970,332
                                                                      ---------------
Total                                                                       5,099,221
-------------------------------------------------------------------------------------


TOBACCO (3.7%)
Lorillard                                              158,091             11,248,175
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $383,864,988)                                                     $301,065,777
-------------------------------------------------------------------------------------






BONDS (0.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%            $440,000               $381,778
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $567,676)                                                             $381,778
-------------------------------------------------------------------------------------






MONEY MARKET FUND (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              6,878,314(f)          $6,878,314
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,878,314)                                                         $6,878,314
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $391,310,978)(g)                                                  $308,325,869
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 14.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $403,000 or 0.1% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES           COST
--------------------------------------------------------------
Apollo Mgmt LP*                        08-02-07       $726,640


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.


--------------------------------------------------------------------------------
85 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $391,311,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $6,718,000
Unrealized depreciation                                                      (89,703,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(82,985,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $307,944,091        $381,778          $--        $308,325,869


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - S&P 500 Index Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                                  18,006             $1,032,644
General Dynamics                                         9,662                711,316
Goodrich                                                 3,038                126,381
Honeywell Intl                                          18,107                752,346
L-3 Communications Holdings                              2,955                290,536
Lockheed Martin                                          8,094                887,669
Northrop Grumman                                         8,210                497,033
Precision Castparts                                      3,390                267,064
Raytheon                                                10,143                542,752
Rockwell Collins                                         3,882                186,685
United Technologies                                     23,452              1,408,528
                                                                      ---------------
Total                                                                       6,702,954



AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                    4,140                210,974
Expeditors Intl of Washington                            5,180                180,471
FedEx                                                    7,564                597,859
United Parcel Service Cl B                              24,523              1,542,252
                                                                      ---------------
Total                                                                       2,531,556



AIRLINES (0.1%)
Southwest Airlines                                      17,854                259,062
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                   5,865(b)              89,793
Johnson Controls                                        14,438(d)             437,905
                                                                      ---------------
Total                                                                         527,698
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Ford Motor                                              54,997(b)             285,985
General Motors                                          13,772                130,145
Harley-Davidson                                          5,726                213,580
                                                                      ---------------
Total                                                                         629,710
-------------------------------------------------------------------------------------


BEVERAGES (2.7%)
Anheuser-Busch Companies                                17,487              1,134,557
Brown-Forman Cl B                                        1,904                136,726
Coca-Cola                                               48,354              2,556,960
Coca-Cola Enterprises                                    7,710                129,297
Constellation Brands Cl A                                4,710(b)             101,077
Molson Coors Brewing Cl B                                3,660                171,105
Pepsi Bottling Group                                     3,324                 96,961
PepsiCo                                                 38,078              2,713,818
                                                                      ---------------
Total                                                                       7,040,501



BIOTECHNOLOGY (1.6%)
Amgen                                                   25,730(b)           1,525,017
Biogen Idec                                              7,064(b)             355,249
Celgene                                                 11,065(b)             700,193
Genzyme                                                  6,532(b)             528,373
Gilead Sciences                                         22,370(b)           1,019,625
                                                                      ---------------
Total                                                                       4,128,457



BUILDING PRODUCTS (0.1%)
Masco                                                    8,759                157,136



CAPITAL MARKETS (2.6%)
American Capital                                         5,035                128,443
Ameriprise Financial                                     5,276                201,543
Bank of New York Mellon                                 27,870                908,005
Charles Schwab                                          22,686                589,836
E*TRADE Financial                                       13,070(b)              36,596
Federated Investors Cl B                                 2,140                 61,739
Franklin Resources                                       3,705                326,522
Goldman Sachs Group                                      9,575              1,225,599
Invesco                                                  9,405                197,317
Janus Capital Group                                      3,883                 94,279
Legg Mason                                               3,445                131,117
Merrill Lynch & Co                                      37,247                942,349
Morgan Stanley                                          26,977                620,471
Northern Trust                                           5,377                388,219
State Street                                            10,502(d)             597,354
T Rowe Price Group                                       6,290                337,836
                                                                      ---------------
Total                                                                       6,787,225
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
Air Products & Chemicals                                 5,155                353,066
Ashland                                                  1,379                 40,322
CF Inds Holdings                                         1,370                125,300
Dow Chemical                                            22,493                714,828
Eastman Chemical                                         1,857                102,246
Ecolab                                                   4,274(d)             207,374
EI du Pont de Nemours & Co                              21,942                884,263
Hercules                                                 2,745                 54,324
Intl Flavors & Fragrances                                1,906                 75,211
Monsanto                                                13,382              1,324,549
PPG Inds                                                 3,993                232,872
Praxair                                                  7,658                549,385
Rohm & Haas                                              3,009                210,630
Sigma-Aldrich                                            3,066                160,720
                                                                      ---------------
Total                                                                       5,035,090
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.9%)
BB&T                                                    13,365                505,197
Comerica                                                 3,657                119,913
Fifth Third Bancorp                                     14,046                167,147
First Horizon Natl                                       4,910                 45,955
Huntington Bancshares                                    8,902                 71,127
KeyCorp                                                 12,035                143,698
M&T Bank                                                 1,880                167,790
Marshall & Ilsley                                        6,309                127,126
Natl City                                               18,515                 32,401
PNC Financial Services Group                             8,424                629,273
Regions Financial                                       16,896                162,202
SunTrust Banks                                           8,599                386,869
US Bancorp                                              42,369              1,526,131
Wachovia                                                52,511                183,789
Wells Fargo & Co                                        80,476              3,020,265
Zions Bancorporation                                     2,788                107,896
                                                                      ---------------
Total                                                                       7,396,779
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste Inds                                        8,242(b)              91,569
Avery Dennison                                           2,594                115,381
Cintas                                                   3,213                 92,245
Pitney Bowes                                             5,056                168,163
RR Donnelley & Sons                                      5,108                125,299
Waste Management                                        11,930                375,675
                                                                      ---------------
Total                                                                         968,332
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                    2,195(b)              22,126
Cisco Systems                                          143,676(b)           3,241,331
Corning                                                 38,374                600,169
Harris                                                   3,260                150,612
JDS Uniphase                                             5,217(b)              44,136
Juniper Networks                                        13,220(b)             278,545
Motorola                                                55,099                393,407
QUALCOMM                                                39,912              1,715,019
Tellabs                                                  9,673(b)              39,272
                                                                      ---------------
Total                                                                       6,484,617
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.3%)
Apple                                                   21,544(b)           2,448,691
Dell                                                    42,391(b)             698,604
EMC                                                     50,356(b)             602,258
Hewlett-Packard                                         59,563              2,754,193
IBM                                                     32,948              3,853,597
Lexmark Intl Cl A                                        2,141(b)              69,732
NetApp                                                   7,959(b)             145,093
QLogic                                                   3,188(b)              48,968
SanDisk                                                  5,470(b)             106,939
Sun Microsystems                                        18,317(b)             139,209
Teradata                                                 4,344(b)              84,708
                                                                      ---------------
Total                                                                      10,951,992
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    4,358                242,740
Jacobs Engineering Group                                 2,980(b)             161,844
                                                                      ---------------
Total                                                                         404,584
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         2,667                198,692
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
American Express                                        28,194                998,913
Capital One Financial                                    9,140                466,140
Discover Financial Services                             11,663                161,183
SLM                                                     11,367(b)             140,269
                                                                      ---------------
Total                                                                       1,766,505
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
87 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONTAINERS & PACKAGING (0.1%)
Ball                                                     2,348                $92,722
Bemis                                                    2,428                 63,638
Pactiv                                                   3,188(b)              79,158
Sealed Air                                               3,850                 84,662
                                                                      ---------------
Total                                                                         320,180
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                            3,936                158,267
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        2,583(b)             153,172
H&R Block                                                7,982                181,590
                                                                      ---------------
Total                                                                         334,762
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                        110,906              3,881,710
CIT Group                                                6,945                 48,337
Citigroup                                              132,441              2,716,365
CME Group                                                1,635                607,419
IntercontinentalExchange                                 1,830(b)             147,644
JPMorgan Chase & Co                                     83,591              3,903,700
Leucadia Natl                                            4,305                195,619
Moody's                                                  4,800                163,200
NYSE Euronext                                            6,465                253,299
                                                                      ---------------
Total                                                                      11,917,293
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T                                                   143,333              4,001,858
CenturyTel                                               2,485                 91,075
Embarq                                                   3,465                140,506
Frontier Communications                                  7,688                 88,412
Qwest Communications Intl                               36,102                116,609
Verizon Communications                                  69,263              2,222,650
Windstream                                              10,697                117,025
                                                                      ---------------
Total                                                                       6,778,135
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                         4,107                151,014
American Electric Power                                  9,785                362,339
Duke Energy                                             30,763                536,199
Edison Intl                                              7,921                316,048
Entergy                                                  4,662                414,965
Exelon                                                  15,984              1,000,918
FirstEnergy                                              7,416                496,798
FPL Group                                                9,934                499,680
Pepco Holdings                                           4,905                112,374
Pinnacle West Capital                                    2,447                 84,201
PPL                                                      9,106                337,104
Progress Energy                                          6,371                274,781
Southern                                                18,734                706,084
                                                                      ---------------
Total                                                                       5,292,505
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                         4,230                168,989
Emerson Electric                                        18,874                769,870
Rockwell Automation                                      3,544                132,333
                                                                      ---------------
Total                                                                       1,071,192
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                     8,693(b)             257,834
Amphenol Cl A                                            4,295                172,401
Jabil Circuit                                            5,105                 48,702
Molex                                                    3,473                 77,969
Tyco Electronics                                        11,492(c)             317,869
                                                                      ---------------
Total                                                                         874,775
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.6%)
Baker Hughes                                             7,501                454,111
BJ Services                                              7,158                136,933
Cameron Intl                                             5,295(b)             204,069
ENSCO Intl                                               3,490                201,129
Halliburton                                             21,324                690,684
Nabors Inds                                              6,810(b,c)           169,705
Natl Oilwell Varco                                      10,150(b)             509,835
Noble                                                    6,544                287,282
Rowan Companies                                          2,750                 84,013
Schlumberger                                            29,172              2,278,040
Smith Intl                                               5,255                308,153
Transocean                                               7,758(b)             852,139
Weatherford Intl                                        16,550(b)             416,067
                                                                      ---------------
Total                                                                       6,592,160
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.8%)
Costco Wholesale                                        10,579                686,894
CVS Caremark                                            34,903              1,174,835
Kroger                                                  15,924                437,592
Safeway                                                 10,593                251,266
SUPERVALU                                                5,163                112,037
SYSCO                                                   14,637                451,259
Walgreen                                                24,074                745,331
Wal-Mart Stores                                         54,543              3,266,580
Whole Foods Market                                       3,410                 68,302
                                                                      ---------------
Total                                                                       7,194,096
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland                                  15,665                343,220
Campbell Soup                                            5,154                198,944
ConAgra Foods                                           11,022                214,488
Dean Foods                                               3,705(b)              86,549
General Mills                                            8,174                561,717
Hershey                                                  4,030                159,346
HJ Heinz                                                 7,597                379,622
Kellogg                                                  6,091                341,705
Kraft Foods Cl A                                        36,921              1,209,163
McCormick & Co                                           3,140                120,733
Sara Lee                                                17,185                217,047
Tyson Foods Cl A                                         7,300                 87,162
WM Wrigley Jr                                            5,239                415,977
                                                                      ---------------
Total                                                                       4,335,673
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                    1,098                 48,696
Questar                                                  4,220                172,683
                                                                      ---------------
Total                                                                         221,379
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Baxter Intl                                             15,264              1,001,776
Becton Dickinson & Co                                    5,920                475,139
Boston Scientific                                       36,501(b)             447,867
Covidien                                                12,202                655,980
CR Bard                                                  2,412                228,826
Hospira                                                  3,877(b)             148,101
Intuitive Surgical                                         945(b)             227,726
Medtronic                                               27,439              1,374,695
St. Jude Medical                                         8,314(b)             361,576
Stryker                                                  6,018                374,921
Varian Medical Systems                                   3,035(b)             173,390
Zimmer Holdings                                          5,478(b)             353,660
                                                                      ---------------
Total                                                                       5,823,657



HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                   11,468                414,109
AmerisourceBergen                                        3,858                145,254
Cardinal Health                                          8,733                430,362
CIGNA                                                    6,690                227,326
Coventry Health Care                                     3,605(b)             117,343
DaVita                                                   2,540(b)             144,805
Express Scripts                                          6,000(b)             442,920
Humana                                                   4,111(b)             169,373
Laboratory Corp of America Holdings                      2,708(b)             188,206
McKesson                                                 6,714                361,280
Medco Health Solutions                                  12,300(b)             553,500
Patterson Companies                                      2,215(b)              67,358
Quest Diagnostics                                        3,840                198,413
Tenet Healthcare                                        10,089(b)              55,994
UnitedHealth Group                                      29,618                752,002
WellPoint                                               12,432(b)             581,445
                                                                      ---------------
Total                                                                       4,849,690
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               4,425                 83,677
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                           10,627                375,664
Darden Restaurants                                       3,413                 97,714
Intl Game Technology                                     7,526                129,297
Marriott Intl Cl A                                       7,188                187,535
McDonald's                                              27,350              1,687,495
Starbucks                                               17,772(b)             264,270
Starwood Hotels & Resorts Worldwide                      4,545                127,896
Wyndham Worldwide                                        4,315                 67,789
Yum! Brands                                             11,402                371,819
                                                                      ---------------
Total                                                                       3,309,479
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Black & Decker                                           1,462                 88,817
Centex                                                   3,002                 48,632
DR Horton                                                6,700                 87,234
Fortune Brands                                           3,649                209,306
Harman Intl Inds                                         1,420                 48,379
KB Home                                                  1,826                 35,936
Leggett & Platt                                          3,907                 85,134
Lennar Cl A                                              3,440                 52,254
Newell Rubbermaid                                        6,740                116,332
Pulte Homes                                              5,200                 72,644
Snap-On                                                  1,401                 73,777


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Stanley Works                                            1,911                $79,765
Whirlpool                                                1,808                143,356
                                                                      ---------------
Total                                                                       1,141,566
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.7%)
Clorox                                                   3,359                210,576
Colgate-Palmolive                                       12,300                926,805
Kimberly-Clark                                          10,094                654,495
Procter & Gamble                                        73,803              5,143,331
                                                                      ---------------
Total                                                                       6,935,207
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                     16,363(b)             191,283
Constellation Energy Group                               4,336                105,365
Dynegy Cl A                                             12,293(b)              44,009
                                                                      ---------------
Total                                                                         340,657
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (3.1%)
3M                                                      16,996              1,160,997
General Electric                                       241,951              6,169,750
Textron                                                  6,046                177,027
Tyco Intl                                               11,552(c)             404,551
                                                                      ---------------
Total                                                                       7,912,325
-------------------------------------------------------------------------------------


INSURANCE (2.9%)
AFLAC                                                   11,579                680,266
Allstate                                                13,166                607,216
American Intl Group                                     65,395                217,765
Aon                                                      6,756                303,750
Assurant                                                 2,885                158,675
Chubb                                                    8,772                481,583
Cincinnati Financial                                     3,950                112,338
Genworth Financial Cl A                                 10,530                 90,663
Hartford Financial Services Group                        7,333                300,580
Lincoln Natl                                             6,250                267,563
Loews                                                    8,804                347,670
Marsh & McLennan Companies                              12,473                396,142
MBIA                                                     4,751                 56,537
MetLife                                                 16,703                935,367
Principal Financial Group                                6,308                274,335
Progressive                                             16,432                285,917
Prudential Financial                                    10,382                747,504
Torchmark                                                2,125                127,075
Travelers Companies                                     14,373                649,660
Unum Group                                               8,401                210,865
XL Capital Cl A                                          7,590(c)             136,165
                                                                      ---------------
Total                                                                       7,387,636
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                               7,770(b)             565,345
Expedia                                                  5,090(b)              76,910
                                                                      ---------------
Total                                                                         642,255
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.4%)
Akamai Technologies                                      4,110(b)              71,678
eBay                                                    26,568(b)             594,592
Google Cl A                                              5,810(b)           2,327,021
VeriSign                                                 4,700(b)             122,576
Yahoo!                                                  33,700(b)             583,010
                                                                      ---------------
Total                                                                       3,698,877
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                        2,370(b)             119,993
Automatic Data Processing                               12,372                528,904
Cognizant Technology Solutions Cl A                      7,090(b)             161,865
Computer Sciences                                        3,684(b)             148,060
Convergys                                                2,967(b)              43,852
Fidelity Natl Information Services                       4,615                 85,193
Fiserv                                                   3,991(b)             188,854
MasterCard Cl A                                          1,755                311,214
Paychex                                                  7,799                257,601
Total System Services                                    4,805                 78,802
Unisys                                                   8,743(b)              24,043
Western Union                                           17,736                437,547
                                                                      ---------------
Total                                                                       2,385,928
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            7,013                107,860
Hasbro                                                   3,055                106,070
Mattel                                                   8,769                158,192
                                                                      ---------------
Total                                                                         372,122
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.4%)
Applied Biosystems                                       4,122(e)             141,179
Millipore                                                1,340(b)              92,192
PerkinElmer                                              2,906                 72,563
Thermo Fisher Scientific                                10,189(b)             560,394
Waters                                                   2,406(b)             139,981
                                                                      ---------------
Total                                                                       1,006,309
-------------------------------------------------------------------------------------


MACHINERY (1.6%)
Caterpillar                                             14,810                882,676
Cummins                                                  4,932                215,627
Danaher                                                  6,206                430,696
Deere & Co                                              10,382                513,909
Dover                                                    4,565                185,111
Eaton                                                    4,042                227,080
Illinois Tool Works                                      9,730                432,499
Ingersoll-Rand Cl A                                      7,748(c)             241,505
ITT                                                      4,422                245,907
Manitowoc                                                3,165                 49,216
PACCAR                                                   8,833                337,332
Pall                                                     2,917                100,316
Parker Hannifin                                          4,075                215,975
Terex                                                    2,360(b)              72,027
                                                                      ---------------
Total                                                                       4,149,876
-------------------------------------------------------------------------------------


MEDIA (2.6%)
CBS Cl B                                                16,533                241,051
Comcast Cl A                                            70,972              1,393,180
DIRECTV Group                                           14,035(b)             367,296
Gannett                                                  5,549                 93,834
Interpublic Group of Companies                          11,584(b)              89,776
McGraw-Hill Companies                                    7,722                244,092
Meredith                                                   877                 24,591
New York Times Cl A                                      2,830                 40,441
News Corp Cl A                                          55,840                669,522
Omnicom Group                                            7,750                298,840
Scripps Networks Interactive Cl A                        2,190                 79,519
Time Warner                                             87,143              1,142,445
Viacom Cl B                                             15,103(b)             375,159
Walt Disney                                             45,639              1,400,660
Washington Post Cl B                                       150                 83,514
                                                                      ---------------
Total                                                                       6,543,920
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
AK Steel Holding                                         2,730                 70,762
Alcoa                                                   19,783                446,700
Allegheny Technologies                                   2,436                 71,984
Freeport-McMoRan Copper & Gold                           9,336                530,751
Newmont Mining                                          11,109                430,585
Nucor                                                    7,696                303,992
Titanium Metals                                          2,070                 23,474
United States Steel                                      2,853                221,421
                                                                      ---------------
Total                                                                       2,099,669
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Big Lots                                                 1,992(b)              55,437
Dillard's Cl A                                           1,390                 16,402
Family Dollar Stores                                     3,402                 80,627
JC Penney                                                5,398                179,969
Kohl's                                                   7,412(b)             341,545
Macy's                                                  10,226                183,863
Nordstrom                                                3,878                111,764
Sears Holdings                                           1,380(b)             129,030
Target                                                  18,355                900,314
                                                                      ---------------
Total                                                                       1,998,951
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.2%)
Ameren                                                   5,110                199,443
CenterPoint Energy                                       8,316                121,164
CMS Energy                                               5,476                 68,286
Consolidated Edison                                      6,644                285,426
Dominion Resources                                      14,102                603,283
DTE Energy                                               3,965                159,076
Integrys Energy Group                                    1,858                 92,789
NiSource                                                 6,673                 98,493
PG&E                                                     8,721                326,601
Public Service Enterprise Group                         12,366                405,481
Sempra Energy                                            5,991                302,366
TECO Energy                                              5,175                 81,403
Xcel Energy                                             10,847                216,832
                                                                      ---------------
Total                                                                       2,960,643
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                   21,210                244,551
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
89 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


OIL, GAS & CONSUMABLE FUELS (10.3%)
Anadarko Petroleum                                      11,394               $552,723
Apache                                                   8,134                848,214
Cabot Oil & Gas                                          2,510                 90,711
Chesapeake Energy                                       12,680                454,705
Chevron                                                 49,964              4,121,031
ConocoPhillips                                          36,963              2,707,540
CONSOL Energy                                            4,455                204,440
Devon Energy                                            10,746                980,035
El Paso                                                 17,053                217,596
EOG Resources                                            6,048                541,054
Exxon Mobil                                            126,328              9,810,631
Hess                                                     6,882                564,875
Marathon Oil                                            17,160                684,169
Massey Energy                                            2,060                 73,480
Murphy Oil                                               4,635                297,289
Noble Energy                                             4,200                233,478
Occidental Petroleum                                    19,872              1,399,982
Peabody Energy                                           6,615                297,675
Pioneer Natural Resources                                2,915                152,396
Range Resources                                          3,770                161,620
Southwestern Energy                                      8,345(b)             254,856
Spectra Energy                                          14,956                355,953
Sunoco                                                   2,846                101,261
Tesoro                                                   3,355                 55,324
Valero Energy                                           12,720                385,416
Williams Companies                                      14,015                331,455
XTO Energy                                              13,357                621,368
                                                                      ---------------
Total                                                                      26,499,277
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              10,396                272,167
MeadWestvaco                                             4,153                 96,806
Weyerhaeuser                                             5,139                311,321
                                                                      ---------------
Total                                                                         680,294
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Avon Products                                           10,356                430,499
Estee Lauder Companies Cl A                              2,790                139,249
                                                                      ---------------
Total                                                                         569,748
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.4%)
Abbott Laboratories                                     37,494              2,158,905
Allergan                                                 7,480                385,220
Barr Pharmaceuticals                                     2,650(b)             173,045
Bristol-Myers Squibb                                    48,151              1,003,948
Eli Lilly & Co                                          24,338              1,071,602
Forest Laboratories                                      7,410(b)             209,555
Johnson & Johnson                                       67,965              4,708,615
King Pharmaceuticals                                     5,995(b)              57,432
Merck & Co                                              52,109              1,644,560
Mylan                                                    7,410(b)              84,622
Pfizer                                                 163,958              3,023,386
Schering-Plough                                         39,535                730,211
Watson Pharmaceuticals                                   2,542(b)              72,447
Wyeth                                                   32,433              1,198,075
                                                                      ---------------
Total                                                                      16,521,623
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.1%)
Equifax                                                  3,120                107,484
Monster Worldwide                                        3,013(b)              44,924
Robert Half Intl                                         3,797                 93,976
                                                                      ---------------
Total                                                                         246,384
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
Apartment Investment & Management Cl A                   2,082                 72,912
AvalonBay Communities                                    1,870                184,045
Boston Properties                                        2,915                273,019
Developers Diversified Realty                            2,925                 92,693
Equity Residential                                       6,589                292,617
General Growth Properties                                5,535                 83,579
HCP                                                      6,120                245,596
Host Hotels & Resorts                                   12,635                167,919
Kimco Realty                                             5,520                203,909
Plum Creek Timber                                        4,159                207,368
ProLogis                                                 6,385                263,509
Public Storage                                           3,050                301,981
Simon Property Group                                     5,469                530,492
Vornado Realty Trust                                     3,330                302,863
                                                                      ---------------
Total                                                                       3,222,502
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                              4,180(b)              55,887
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                             6,869                634,902
CSX                                                      9,912                540,898
Norfolk Southern                                         9,126                604,232
Ryder System                                             1,377                 85,374
Union Pacific                                           12,384                881,245
                                                                      ---------------
Total                                                                       2,746,651
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices                                  14,770(b)              77,543
Altera                                                   7,319                151,357
Analog Devices                                           7,063                186,110
Applied Materials                                       32,636                493,783
Broadcom Cl A                                           10,736(b)             200,012
Intel                                                  136,737              2,561,085
KLA-Tencor                                               4,213                133,341
Linear Technology                                        5,388                165,196
LSI                                                     15,659(b)              83,932
MEMC Electronic Materials                                5,490(b)             155,147
Microchip Technology                                     4,475                131,699
Micron Technology                                       18,509(b)              74,961
Natl Semiconductor                                       4,738                 81,541
Novellus Systems                                         2,410(b)              47,332
NVIDIA                                                  13,538(b)             144,992
Teradyne                                                 4,104(b)              32,052
Texas Instruments                                       31,883                685,485
Xilinx                                                   6,721                157,607
                                                                      ---------------
Total                                                                       5,563,175
-------------------------------------------------------------------------------------


SOFTWARE (3.6%)
Adobe Systems                                           12,906(b)             509,400
Autodesk                                                 5,472(b)             183,586
BMC Software                                             4,621(b)             132,299
CA                                                       9,582                191,257
Citrix Systems                                           4,435(b)             112,028
Compuware                                                6,204(b)              60,117
Electronic Arts                                          7,754(b)             286,820
Intuit                                                   7,812(b)             246,937
Microsoft                                              190,974              5,097,096
Novell                                                   8,394(b)              43,145
Oracle                                                  95,300(b)           1,935,543
Salesforce.com                                           2,535(b)             122,694
Symantec                                                20,409(b)             399,608
                                                                      ---------------
Total                                                                       9,320,530



SPECIALTY RETAIL (1.6%)
Abercrombie & Fitch Cl A                                 2,115                 83,437
AutoNation                                               2,620(b)              29,449
AutoZone                                                 1,016(b)             125,313
Bed Bath & Beyond                                        6,335(b)             198,982
Best Buy                                                 8,213                307,988
GameStop Cl A                                            3,970(b)             135,814
Gap                                                     11,420                203,048
Home Depot                                              41,307              1,069,437
Limited Brands                                           6,943                120,253
Lowe's Companies                                        35,650                844,548
Office Depot                                             6,689(b)              38,930
OfficeMax                                                    1                      9
RadioShack                                               3,188                 55,089
Sherwin-Williams                                         2,397                137,013
Staples                                                 17,292                389,069
Tiffany & Co                                             3,015                107,093
TJX Companies                                           10,198                311,243
                                                                      ---------------
Total                                                                       4,156,715
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                    8,190(b)             205,078
Jones Apparel Group                                      2,032                 37,612
Liz Claiborne                                            2,302                 37,822
Nike Cl B                                                9,542                638,360
Polo Ralph Lauren                                        1,385                 92,296
VF                                                       2,118                163,743
                                                                      ---------------
Total                                                                       1,174,911
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                     12,635                233,116
MGIC Investment                                          3,043                 21,392
Sovereign Bancorp                                       13,221                 52,223
Washington Mutual(g)                                    36,081                  2,950
                                                                      ---------------
Total                                                                         309,681
-------------------------------------------------------------------------------------


TOBACCO (1.6%)
Altria Group                                            50,101                994,004
Lorillard                                                4,230                300,965
Philip Morris Intl                                      50,131              2,411,300
Reynolds American                                        4,130                200,801
UST                                                      3,585                238,546
                                                                      ---------------
Total                                                                       4,145,616
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                 3,145               $155,331
WW Grainger                                              1,576                137,065
                                                                      ---------------
Total                                                                         292,396
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                      9,585(b)             344,772
Sprint Nextel                                           69,415                423,432
                                                                      ---------------
Total                                                                         768,204
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $236,552,385)                                                     $247,221,896
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              9,392,661(f)          $9,392,661
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,392,661)                                                         $9,392,661
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $245,945,046)(h)                                                  $256,614,557
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 174           $10,156,380       Dec. 2008         $(166,909)


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 0.5% of net assets.

(d) At Sept. 30, 2008, investments in securities included securities valued at $919,461 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) On Sept. 25, 2008, Washington Mutual was closed by the Office of Thrift Supervision (OTS). The OTS appointed the Federal Deposit Insurance Corporation (FDIC) as receiver. The FDIC held a bidding process that resulted in JPMorgan Chase acquiring the deposits, assets and certain liabilities of Washington Mutual's banking operations.

(h) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $245,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $51,890,000
Unrealized depreciation                                                     (41,220,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $10,670,000
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
91 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $256,614,557          $--             $--        $256,614,557
Other financial instruments*                           (166,909)          --              --            (166,909)

----------------------------------------------------------------------------------------------------------------
Total                                              $256,447,648          $--             $--        $256,447,648
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




BONDS (79.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (2.1%)
KfW
 05-19-09                             5.25%          $10,000,000(c)       $10,184,500
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (23.4%)
Federal Farm Credit Bank
 10-10-08                             4.25             4,040,000            4,041,875
Federal Home Loan Bank
 11-21-08                             4.63             2,215,000            2,219,390
 12-29-08                             5.13             1,825,000            1,834,147
Federal Home Loan Mtge Corp
 06-13-18                             4.88             1,720,000            1,739,483
Federal Natl Mtge Assn
 10-15-08                             4.50             1,545,000            1,546,096
 04-09-13                             3.25             5,500,000            5,353,502
 01-02-14                             5.13            11,484,000           11,436,112
 11-15-30                             6.63             1,450,000            1,749,888
U.S. Treasury
 11-15-08                             4.38            12,435,000           12,481,886
 05-31-10                             2.63             3,935,000            3,978,962
 06-30-10                             2.88             1,980,000            2,012,638
 08-31-10                             2.38            20,265,000           20,420,148
 12-15-10                             4.38             5,845,000            6,143,189
 08-31-13                             3.13             8,340,000            8,403,851
 08-15-18                             4.00             7,615,000            7,723,278
 02-15-26                             6.00               515,000              611,079
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00             9,801,626(g)         9,783,445
 01-15-15                             1.63            14,685,068(g)        14,300,922
                                                                         ------------
Total                                                                     115,779,891
-------------------------------------------------------------------------------------


ASSET-BACKED (1.9%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             3.30             1,525,000(d,e)       1,518,275
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             3.37             1,450,000(e)         1,133,719
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             3.36                81,206(e)            81,125
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
 08-15-12                             3.93             2,198,369(l)         2,182,377
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             3.35               111,055(e)           110,274
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 12-25-32                             3.39             2,200,000(e)         1,915,046
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
 08-01-21                             6.34               223,151              229,437
Small Business Administration
 Series 2001-10B Cl 1
 09-10-11                             5.89               133,490              135,266
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                             3.32             2,400,000(e)         2,115,000
                                                                         ------------
Total                                                                       9,420,519
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (1.3%)(F)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39             2,174,636            2,138,540
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65             2,773,700            2,819,142
Federal Natl Mtge Assn #360800
 01-01-09                             5.74               852,200              851,255
Federal Natl Mtge Assn #381990
 10-01-09                             7.11               452,284              454,304
                                                                         ------------
Total                                                                       6,263,241
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (50.3%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.68             1,059,365(i)           774,861
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.91             1,177,495(i)           975,461
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18               973,145(i)           772,312
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             3.37             1,719,031(i)           677,974
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             3.40             2,244,444(i)         1,325,122
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00             2,454,292            1,723,852
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.20               775,609(i)           559,823
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73               807,909(h)           116,267
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50               649,801              607,269
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00             2,087,972            1,381,976
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             3.39             2,240,946(e)         1,496,182
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50             5,881,778            4,148,494
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50             2,712,857            1,885,541
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             3.56             3,340,438(e)         1,442,028
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 01-25-38                             3.71             2,280,381(e)           727,551
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.57             1,918,946(i)         1,206,999
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00             1,452,457(d)         1,313,384
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50             2,596,509            2,246,082
Federal Home Loan Mtge Corp
 10-01-38                             6.00             6,800,000(b)         6,882,875
 10-01-38                             6.50             1,000,000(b)         1,025,312
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.11             1,359,954(i)         1,395,619
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.70             1,924,340(i)         1,945,912
Federal Home Loan Mtge Corp #1J1445
 01-01-37                             5.89             2,392,397(i)         2,417,828
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.88             3,105,340(i)         3,160,900
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50             1,762,051            1,756,294
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50               980,551              992,357


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
93 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C73304
 11-01-32                             7.00%             $369,072             $387,924
Federal Home Loan Mtge Corp #D95319
 03-01-22                             6.00               112,620              114,970
Federal Home Loan Mtge Corp #E00489
 06-01-12                             7.00                 4,179                4,391
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50               707,584              744,563
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00               554,432              555,982
Federal Home Loan Mtge Corp #E95188
 03-01-18                             6.00               357,698              366,164
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50               218,234              229,296
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50               889,591              934,936
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00                60,434               60,641
Federal Home Loan Mtge Corp #H01724
 09-01-37                             6.00             3,255,755            3,256,263
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60               637,750(h)           142,751
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                             6.01             2,032,012(h)           265,017
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                            78.62               512,036(h)            12,044
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            20.00               702,602(h)            51,767
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00               853,529              892,649
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
 01-15-18                             5.00               787,171              799,071
Federal Natl Mtge Assn
 10-01-22                             5.50             9,000,000(b)         9,070,307
 10-01-23                             4.50             1,375,000(b)         1,339,766
 10-01-38                             5.00             7,500,000(b)         7,307,813
 10-01-38                             5.50             8,000,000(b)         7,977,504
 10-01-38                             6.00             7,500,000(b)         7,596,090
Federal Natl Mtge Assn #190353
 08-01-34                             5.00             2,355,187(k)         2,300,076
Federal Natl Mtge Assn #252211
 01-01-29                             6.00                87,583               89,455
Federal Natl Mtge Assn #252409
 03-01-29                             6.50               983,575            1,010,662
Federal Natl Mtge Assn #254384
 06-01-17                             7.00               222,708              234,762
Federal Natl Mtge Assn #254723
 05-01-23                             5.50             2,791,743            2,803,991
Federal Natl Mtge Assn #254748
 04-01-13                             5.50               551,820              563,481
Federal Natl Mtge Assn #254757
 05-01-13                             5.00               564,562              571,074
Federal Natl Mtge Assn #254774
 05-01-13                             5.50               441,739(k)           447,652
Federal Natl Mtge Assn #255488
 10-01-14                             5.50               841,924              856,473
Federal Natl Mtge Assn #255501
 09-01-14                             6.00               579,697(k)           594,725
Federal Natl Mtge Assn #313470
 08-01-10                             7.50                96,759               98,965
Federal Natl Mtge Assn #323133
 04-01-13                             5.50                26,085               26,570
Federal Natl Mtge Assn #357324
 01-01-33                             5.00             2,934,226            2,870,151
Federal Natl Mtge Assn #357485
 02-01-34                             5.50             3,809,839(k)         3,810,488
Federal Natl Mtge Assn #507182
 07-01-14                             6.00                57,371               58,725
Federal Natl Mtge Assn #512232
 05-01-29                             7.00                28,940               30,569
Federal Natl Mtge Assn #535168
 12-01-14                             5.50                92,214               93,958
Federal Natl Mtge Assn #545818
 07-01-17                             6.00               866,566              888,937
Federal Natl Mtge Assn #545864
 08-01-17                             5.50             1,246,834            1,273,119
Federal Natl Mtge Assn #545910
 08-01-17                             6.00             1,059,415(k)         1,086,822
Federal Natl Mtge Assn #555063
 11-01-17                             5.50             1,482,874            1,513,149
Federal Natl Mtge Assn #555343
 08-01-17                             6.00               405,555              415,000
Federal Natl Mtge Assn #555367
 03-01-33                             6.00             2,250,432            2,291,498
Federal Natl Mtge Assn #555375
 04-01-33                             6.00               108,735              111,086
Federal Natl Mtge Assn #602630
 10-01-31                             7.00               177,544              186,623
Federal Natl Mtge Assn #606789
 10-01-31                             7.00             1,389,074            1,460,103
Federal Natl Mtge Assn #626720
 01-01-17                             6.00               296,270              303,263
Federal Natl Mtge Assn #630992
 09-01-31                             7.00               767,342(k)           813,322
Federal Natl Mtge Assn #630993
 09-01-31                             7.50               684,678              741,889
Federal Natl Mtge Assn #633672
 06-01-17                             6.00               246,576              253,196
Federal Natl Mtge Assn #636720
 05-01-17                             5.50                80,842               82,295
Federal Natl Mtge Assn #638210
 05-01-32                             6.50                93,616               97,412
Federal Natl Mtge Assn #648040
 06-01-32                             6.50               529,891              547,509
Federal Natl Mtge Assn #648349
 06-01-17                             6.00               800,122              820,823
Federal Natl Mtge Assn #648679
 07-01-32                             6.00             1,975,285            2,011,330
Federal Natl Mtge Assn #656562
 02-01-33                             7.00               163,838              173,607
Federal Natl Mtge Assn #665752
 09-01-32                             6.50               441,069              455,733
Federal Natl Mtge Assn #668412
 02-01-18                             5.50               423,819              431,924
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                13,302               13,982
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                21,913               23,028
Federal Natl Mtge Assn #671174
 02-01-33                             4.68               468,591(i)           471,928
Federal Natl Mtge Assn #675692
 02-01-18                             6.00               393,790              402,962
Federal Natl Mtge Assn #678940
 02-01-18                             5.50               632,215(k)           644,755
Federal Natl Mtge Assn #684588
 03-01-33                             6.50               205,093              212,548
Federal Natl Mtge Assn #688181
 03-01-33                             6.00             1,020,750            1,039,376
Federal Natl Mtge Assn #695838
 04-01-18                             5.50               201,751(k)           205,639
Federal Natl Mtge Assn #701937
 04-01-33                             6.00               149,939              152,581
Federal Natl Mtge Assn #704610
 06-01-33                             5.50             2,777,067            2,777,541
Federal Natl Mtge Assn #705655
 05-01-33                             5.00             1,322,782            1,293,069
Federal Natl Mtge Assn #722325
 07-01-33                             4.96               584,837(i)           575,019
Federal Natl Mtge Assn #723448
 07-01-13                             5.00               575,117              579,399
Federal Natl Mtge Assn #725232
 03-01-34                             5.00             3,074,330            3,005,274
Federal Natl Mtge Assn #725424
 04-01-34                             5.50             4,993,989(k)         4,994,840
Federal Natl Mtge Assn #725425
 04-01-34                             5.50             3,213,628            3,214,906
Federal Natl Mtge Assn #725431
 08-01-15                             5.50             1,318,796            1,343,330
Federal Natl Mtge Assn #725558
 06-01-34                             4.58             1,272,883(i)         1,272,120
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             3,782,302            3,779,401
Federal Natl Mtge Assn #735212
 12-01-34                             5.00             3,592,479(k)         3,508,417
Federal Natl Mtge Assn #735841
 11-01-19                             4.50             1,753,136            1,721,876
Federal Natl Mtge Assn #740843
 11-01-18                             5.00               102,688              103,236


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #744010
 07-01-13                             5.00%             $781,853             $787,655
Federal Natl Mtge Assn #747536
 11-01-33                             5.00             1,730,910            1,692,030
Federal Natl Mtge Assn #754297
 12-01-33                             4.73               216,847(i)           213,073
Federal Natl Mtge Assn #755891
 03-01-13                             5.00               174,556              175,897
Federal Natl Mtge Assn #791447
 10-01-34                             6.00               540,207(k)           548,883
Federal Natl Mtge Assn #797044
 07-01-34                             5.50             2,899,690            2,897,466
Federal Natl Mtge Assn #799769
 11-01-34                             5.06               889,506(i)           893,207
Federal Natl Mtge Assn #801344
 10-01-34                             5.03               984,631(i)           986,777
Federal Natl Mtge Assn #815463
 02-01-35                             5.50               485,036              484,664
Federal Natl Mtge Assn #822083
 07-01-35                             5.00             2,430,646            2,372,251
Federal Natl Mtge Assn #831809
 09-01-36                             6.00             5,222,891            5,296,164
Federal Natl Mtge Assn #849082
 01-01-36                             5.83             1,121,023(i)         1,131,613
Federal Natl Mtge Assn #849170
 01-01-36                             5.95             1,907,269(i)         1,928,970
Federal Natl Mtge Assn #866097
 02-01-36                             6.13             1,794,446(i)         1,823,570
Federal Natl Mtge Assn #878661
 02-01-36                             5.50             3,687,604            3,653,417
Federal Natl Mtge Assn #881629
 02-01-36                             5.50             2,917,584            2,890,535
Federal Natl Mtge Assn #885827
 06-01-36                             6.50             1,808,510            1,866,988
Federal Natl Mtge Assn #885871
 06-01-36                             7.00             1,464,851            1,540,836
Federal Natl Mtge Assn #888414
 11-01-35                             5.00               845,038              824,736
Federal Natl Mtge Assn #902818
 11-01-36                             5.91             1,095,035(i)         1,113,092
Federal Natl Mtge Assn #928771
 10-01-37                             8.00             3,678,834(k)         3,929,864
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            13.70               533,355(h)            93,311
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52             2,075,567(h)           478,608
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86               436,086(h)            66,917
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                            59.80               285,072(h)             3,429
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            15.72               342,786(h)            41,783
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                            11.53             1,679,583(h)           368,573
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                             6.52             3,173,597(h)           704,492
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-52 Cl FG
 09-25-32                             3.71             4,659,095(e)         4,610,914
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00               285,695              306,291
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                             5.50               319,049              318,794
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             6.67                11,990(i)            12,044
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50             1,606,451            1,640,071
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-60 Cl JF
 10-25-35                             3.64             3,339,951(e)         3,270,807
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-90 Cl FE
 09-25-36                             3.66             4,300,991(e)         4,253,366
Govt Natl Mtge Assn
 10-01-38                             5.50             3,000,000(b)         2,990,631
 10-01-38                             6.00             3,500,000(b)         3,551,408
Govt Natl Mtge Assn #3501
 01-20-34                             6.00             5,503,450            5,585,726
Govt Natl Mtge Assn #498182
 05-15-16                             6.00               581,231              600,762
Govt Natl Mtge Assn #605970
 03-15-33                             6.00               267,315              272,171
Govt Natl Mtge Assn #615738
 03-15-18                             7.00               669,728              702,630
Govt Natl Mtge Assn #615740
 08-15-13                             6.00             1,175,951            1,215,466
Govt Natl Mtge Assn #780758
 04-15-13                             7.00                98,744              104,160
Govt Natl Mtge Assn #781507
 09-15-14                             6.00               522,089              540,702
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
 10-16-27                             5.00               125,000              125,632
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
 03-20-34                             4.50               792,660              795,976
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
 01-16-30                             5.08             4,096,190            4,126,925
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             3.61                98,000(i)            67,849
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             4.86             1,352,832(i)           916,971
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                             3.44               686,145(i)           301,553
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                             6.07             2,023,035(i)         1,501,276
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             3.33             1,292,235(e)         1,203,334
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                             3.38             3,125,492(e)         1,934,106
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                             5.00             1,089,442(i)         1,022,445
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00             2,311,091            1,890,691
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                             3.30             1,876,032(e)         1,787,905
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
 07-25-35                             5.50             2,423,520(i)         1,981,487


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
95 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.92%           $1,555,318(i)        $1,074,685
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                             3.86             1,067,638(i)           640,102
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00             3,696,754            3,160,572
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             2,861,600            2,583,935
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50             1,303,307            1,169,312
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11             1,621,461(i)         1,444,998
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00             2,308,839            2,102,771
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00             2,272,593            1,937,120
                                                                         ------------
Total                                                                     249,378,217
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $408,430,009)                                                     $391,026,368
-------------------------------------------------------------------------------------






MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              17,564,335(j)        $17,564,335
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,564,335)                                                       $17,564,335
-------------------------------------------------------------------------------------






SHORT-TERM SECURITIES (26.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 10-01-08                            0.10%           $29,300,000          $29,299,919
 10-02-08                            1.67             35,000,000           34,996,791
 10-10-08                            0.76             25,000,000           24,994,791
Federal Home Loan Mtge Corp Disc Nts
 11-05-08                            1.78             25,000,000           24,956,250
Federal Natl Mtge Assn Disc Nts
 11-17-08                            1.98             18,000,000           17,953,200
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $132,205,349)                                                     $132,200,951
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $558,199,693)(m)                                                  $540,791,654
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT SEPT. 30, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                8              $937,375       Dec. 2008           $2,759
U.S. Treasury Note, 2-year                           480           102,450,000       Jan. 2009          636,657
U.S. Treasury Note, 5-year                          (493)          (55,331,549)      Jan. 2009         (185,330)
U.S. Treasury Note, 10-year                         (355)          (40,691,875)      Dec. 2008          358,957
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $813,043
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b) At Sept. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $48,123,277.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 2.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $2,831,659 or 0.6% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2008.


--------------------------------------------------------------------------------
96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2008.

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(k) At Sept. 30, 2008, investments in securities included securities valued at $2,021,773 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA -- MBIA Insurance Corporation


(m) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $558,200,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,422,000
Unrealized depreciation                                                      (20,830,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(17,408,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $76,337,279      $443,325,749     $21,128,626    $540,791,654
Other financial instruments*                          813,043                --              --         813,043

---------------------------------------------------------------------------------------------------------------
Total                                             $77,150,322      $443,325,749     $21,128,626    $541,604,697
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2007                                                     $14,626,244
  Accrued discounts/premiums                                                         72,366
  Realized gain (loss)                                                               55,038
  Change in unrealized appreciation (depreciation)                               (9,969,029)
  Net purchases (sales)                                                          (1,668,029)
  Transfers in and/or out of Level 3                                             18,012,036

--------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                                    $21,128,626
--------------------------------------------------------------------------------------------






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
97 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (99.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Axsys Technologies                                      2,300(b)             $135,562
Ducommun                                               13,500                 322,380
Esterline Technologies                                  6,520(b)              258,127
Teledyne Technologies                                   9,030(b)              516,155
                                                                      ---------------
Total                                                                       1,232,224
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings                            4,300(b)              173,333
Pacer Intl                                             19,300                 317,871
                                                                      ---------------
Total                                                                         491,204
-------------------------------------------------------------------------------------


AIRLINES (1.3%)
Continental Airlines Cl B                               5,700(b)               95,076
Delta Air Lines                                        10,000(b)               74,500
Hawaiian Holdings                                      49,200(b)              456,576
Republic Airways Holdings                              37,300(b)              380,087
SkyWest                                                 5,200                  83,096
UAL                                                     7,493                  65,863
US Airways Group                                       15,200(b)               91,656
                                                                      ---------------
Total                                                                       1,246,854
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.1%)
ArvinMeritor                                           17,500                 228,200
Autoliv                                                 3,300(c)              111,375
Dana Holding                                           28,200(b)              136,488
Exide Technologies                                     30,200(b)              222,876
Fuel Systems Solutions                                  5,400(b)              186,030
HAWK Cl A                                               6,900(b)              138,897
Lear                                                   29,900(b)              313,950
Spartan Motors                                         68,100                 216,558
Stoneridge                                             21,700(b)              244,125
TRW Automotive Holdings                                16,230(b)              258,219
                                                                      ---------------
Total                                                                       2,056,718
-------------------------------------------------------------------------------------


BEVERAGES (0.4%)
Central European Distribution                           6,180(b)              280,634
PepsiAmericas                                           7,000                 145,040
                                                                      ---------------
Total                                                                         425,674
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.1%)
Affymax                                                 9,400(b)              186,590
Alexion Pharmaceuticals                                 7,800(b)              306,540
BioCryst Pharmaceuticals                               34,216(b)              107,438
CV Therapeutics                                        25,700(b)              277,560
Emergent BioSolutions                                  14,700(b)              192,423
Enzon Pharmaceuticals                                  34,280(b)              252,986
Isis Pharmaceuticals                                    8,400(b)              141,876
Martek Biosciences                                      3,000                  94,260
Maxygen                                                36,474(b)              154,285
Momenta Pharmaceuticals                                12,800(b)              167,808
NPS Pharmaceuticals                                    15,300(b)              109,242
OSI Pharmaceuticals                                     2,500(b)              123,225
PDL BioPharma                                          32,000                 297,920
Progenics Pharmaceuticals                              15,300(b)              203,643
Regeneron Pharmaceuticals                              16,800(b)              366,745
United Therapeutics                                     1,000(b)              105,170
                                                                      ---------------
Total                                                                       3,087,711
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.3%)
Ameron Intl                                             4,546                 325,721
Gibraltar Inds                                         14,400                 269,424
Insteel Inds                                           29,300                 398,187
NCI Building Systems                                    8,200(b)              260,350
                                                                      ---------------
Total                                                                       1,253,682
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.5%)
Calamos Asset Management Cl A                          10,120                 181,350
Intl Assets Holding                                     5,000(b)              120,550
Pzena Investment Mgmt Cl A                              9,400                  89,112
Stifel Financial                                        2,300(b)              114,770
                                                                      ---------------
Total                                                                         505,782
-------------------------------------------------------------------------------------


CHEMICALS (2.3%)
Innophos Holdings                                       7,400                 180,412
Innospec                                               20,100(c)              242,406
LSB Inds                                               18,700(b)              258,995
Lubrizol                                                8,700                 375,318
NewMarket                                               6,070                 319,039
OM Group                                                3,400(b)               76,500
Quaker Chemical                                        11,900                 338,674
Solutia                                                18,344(b)              256,816
Terra Inds                                              1,403                  41,248
WR Grace & Co                                          14,600(b)              220,752
                                                                      ---------------
Total                                                                       2,310,160
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (8.1%)
Arrow Financial                                         5,825                 171,313
Banco Latinoamericano de Exportaciones Series
 E                                                     23,400(c)              337,428
Bank of Hawaii                                          2,500                 133,625
Bank of the Ozarks                                      4,700                 126,900
Cardinal Financial                                     17,200                 138,976
Cathay General Bancorp                                 10,560                 251,328
City Holding                                            8,510                 359,548
Community Bank System                                   2,400                  60,360
CVB Financial                                           8,400                 116,760
East West Bancorp                                       2,536                  34,743
F.N.B.                                                  9,100                 145,418
First Commonwealth Financial                           12,400                 167,028
First Merchants                                         6,500                 148,200
First Midwest Bancorp                                   5,000                 121,200
FirstMerit                                             15,730                 330,330
Intl Bancshares                                         3,020                  81,540
Lakeland Financial                                      8,800                 193,248
Natl Penn Bancshares                                   13,000                 189,800
NBT Bancorp                                            13,400                 400,928
Old Second Bancorp                                     22,100                 409,292
Oriental Financial Group                                8,800(c)              157,168
Provident Bankshares                                    8,200                  79,622
Republic Bancorp Cl A                                   2,826                  85,684
S&T Bancorp                                             3,870                 142,532
Sandy Spring Bancorp                                    4,374                  96,665
South Financial Group                                   6,900                  50,577
Southside Bancshares                                   15,000                 378,000
Sterling Bancorp                                       16,000                 231,360
Sterling Financial                                     16,800                 243,600
Suffolk Bancorp                                        13,700                 539,917
Susquehanna Bancshares                                  2,077                  40,543
SVB Financial Group                                     5,600(b)              324,352
Tompkins Financial                                      8,117                 409,909
UCBH Holdings                                           6,187                  39,659
UMB Financial                                           9,500                 498,940
United Community Banks                                 10,473                 138,872
Valley Natl Bancorp                                    12,700                 266,192
Webster Financial                                       4,700                 118,675
Wintrust Financial                                      6,901                 202,544
                                                                      ---------------
Total                                                                       7,962,776
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.7%)
Comfort Systems USA                                    35,900                 479,624
Herman Miller                                          16,500                 403,755
Knoll                                                  16,500                 249,480
M&F Worldwide                                           8,600(b)              344,000
PRG-Schultz Intl                                       26,600(b)              238,336
                                                                      ---------------
Total                                                                       1,715,195
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.9%)
3Com                                                   50,700(b)              118,131
Airvana                                                54,100(b)              318,649
BigBand Networks                                       51,600(b)              190,404
Black Box                                               3,000                 103,590
Ciena                                                  25,200(b)              254,016
InterDigital                                            7,200(b)              173,160
Network Equipment Technologies                         96,213(b)              329,048
Opnext                                                 26,900(b)              123,471
Plantronics                                             4,300                  96,836
Polycom                                                 6,000(b)              138,780
SeaChange Intl                                         22,500(b)              217,350
Starent Networks                                       12,100(b)              156,574
Tellabs                                                88,900(b)              360,935
UTStarcom                                              79,584(b)              268,198
                                                                      ---------------
Total                                                                       2,849,142
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.8%)
Avid Technology                                         4,200(b)              101,052
Cray                                                   30,000(b)              155,400
Electronics for Imaging                                17,849(b)              248,637
Hutchinson Technology                                  31,800(b)              368,244
Hypercom                                               10,004(b)               39,816
Lexmark Intl Cl A                                      12,300(b)              400,610
Palm                                                   22,200                 132,534
QLogic                                                 13,600(b)              208,896


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMPUTERS & PERIPHERALS (CONT.)
Quantum                                                85,000(b)              $88,825
                                                                      ---------------
Total                                                                       1,744,014
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.1%)
AECOM Technology                                        8,700(b)              212,628
Dycom Inds                                             12,100(b)              157,542
EMCOR Group                                            25,900(b)              681,688
Michael Baker                                          12,400(b)              431,520
Perini                                                 21,800(b)              562,222
                                                                      ---------------
Total                                                                       2,045,600
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Cash America Intl                                       9,189                 331,172
EZCORP Cl A                                             3,300(b)               62,040
World Acceptance                                        7,200(b)              259,200
                                                                      ---------------
Total                                                                         652,412
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.2%)
Rock-Tenn Cl A                                          5,100                 203,898
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.6%)
Pre-Paid Legal Services                                 5,400(b)              222,804
Strayer Education                                         910                 182,237
thinkorswim Group                                      17,700(b)              147,441
                                                                      ---------------
Total                                                                         552,482
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.7%)
Interactive Brokers Group Cl A                         14,400(b)              319,248
iShares Russell 2000 Index Fund                        17,500               1,196,825
PHH                                                    12,800(b)              170,112
                                                                      ---------------
Total                                                                       1,686,185
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Premiere Global Services                               27,300(b)              383,838
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.5%)
DPL                                                     8,500                 210,800
El Paso Electric                                       14,400(b)              302,400
Hawaiian Electric Inds                                  6,100                 177,571
ITC Holdings                                            5,930                 306,996
Portland General Electric                               7,000                 165,620
UIL Holdings                                            5,900                 202,547
Unisource Energy                                        3,258                  95,101
                                                                      ---------------
Total                                                                       1,461,035
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                          13,140                 548,726
AO Smith                                                8,100                 317,439
AZZ                                                     8,100(b)              335,097
Coleman Cable                                          10,865(b)              108,976
Energy Conversion Devices                               1,600(b)               93,200
EnerSys                                                 5,600(b)              110,376
GrafTech Intl                                           9,500(b)              143,545
LaBarge                                                10,100(b)              152,106
Woodward Governor                                       5,566                 196,313
                                                                      ---------------
Total                                                                       2,005,778
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.3%)
Benchmark Electronics                                  19,560(b)              275,405
Ingram Micro Cl A                                      15,600(b)              250,692
Mercury Computer Systems                               32,775(b)              291,698
Methode Electronics                                    24,800                 221,712
Plexus                                                  9,124(b)              188,867
RadiSys                                                38,400(b)              330,240
Sanmina-SCI                                           177,779(b)              248,891
SMART Modular Technologies WWH                         31,500(b)               94,500
Tech Data                                              12,300(b)              367,154
                                                                      ---------------
Total                                                                       2,269,159
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.3%)
Gulf Island Fabrication                                10,700                 368,829
Lufkin Inds                                             6,500                 515,775
Oil States Intl                                         6,900(b)              243,915
T-3 Energy Services                                     3,020(b)              112,102
                                                                      ---------------
Total                                                                       1,240,621
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.3%)
BJ's Wholesale Club                                     2,900(b)              112,694
Casey's General Stores                                  6,148                 185,485
                                                                      ---------------
Total                                                                         298,179
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.9%)
Chiquita Brands Intl                                   20,000(b)              316,200
Darling Intl                                           29,800(b)              331,078
Diamond Foods                                          13,300                 372,799
Flowers Foods                                           7,200                 211,392
Omega Protein                                          14,100(b)              165,816
Ralcorp Holdings                                        7,500(b)              505,575
                                                                      ---------------
Total                                                                       1,902,860
-------------------------------------------------------------------------------------


GAS UTILITIES (2.0%)
Laclede Group                                           7,290                 353,492
New Jersey Resources                                    4,010                 143,919
Nicor                                                   5,700                 252,795
Northwest Natural Gas                                   3,000                 156,000
Piedmont Natural Gas                                   13,700                 437,852
South Jersey Inds                                       7,650                 273,105
UGI                                                    14,600                 376,388
                                                                      ---------------
Total                                                                       1,993,551
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
AngioDynamics                                          12,900(b)              203,820
Cutera                                                 18,900(b)              200,529
Cynosure Cl A                                          12,600(b)              226,044
Haemonetics                                             1,700(b)              104,924
Invacare                                                6,400                 154,496
Masimo                                                  2,700(b)              100,440
Palomar Medical Technologies                           11,400(b)              153,444
STERIS                                                  4,200                 157,836
Synovis Life Technologies                               8,000(b)              150,560
Vnus Medical Technologies                              14,000(b)              293,020
West Pharmaceutical Services                            2,100                 102,522
Wright Medical Group                                    4,600(b)              140,024
                                                                      ---------------
Total                                                                       1,987,659
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.8%)
Alliance Imaging                                       23,000(b)              236,210
AMERIGROUP                                             10,870(b)              274,359
Centene                                                18,100(b)              371,231
CorVel                                                  4,000(b)              114,440
Emergency Medical Services Cl A                        10,600(b)              316,728
Hanger Orthopedic Group                                21,400(b)              373,430
Health Management Associates Cl A                      51,400(b)              213,824
HealthSouth                                             8,500(b)              156,655
HealthSpring                                           18,500(b)              391,460
Magellan Health Services                                3,800(b)              156,028
MedCath                                                 7,000(b)              125,440
Molina Healthcare                                      12,058(b)              373,798
Omnicare                                                4,700                 135,219
Providence Service                                     19,100(b)              187,180
Psychiatric Solutions                                   2,800(b)              106,260
Triple-S Management Cl B                               10,900(b,c)            177,561
                                                                      ---------------
Total                                                                       3,709,823
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.2%)
Buffalo Wild Wings                                      3,400(b)              136,816
CEC Entertainment                                       5,800(b)              192,560
CKE Restaurants                                         8,800                  93,280
Denny's                                                15,870(b)               40,945
Domino's Pizza                                         13,300(b)              161,462
Einstein Noah Restaurant Group                         13,400(b)              135,072
Landry's Restaurants                                   20,300                 315,665
Ruby Tuesday                                           16,600(b)               96,114
                                                                      ---------------
Total                                                                       1,171,914
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.0%)
American Greetings Cl A                                19,690                 301,060
Blyth                                                  11,200                 127,008
Centex                                                 18,500                 299,700
Helen of Troy                                           7,200(b,c)            163,944
KB Home                                                 9,200                 181,056
Lennar Cl A                                             9,000                 136,710
MDC Holdings                                            3,100                 113,429
Pulte Homes                                             6,600                  92,202
Sealy                                                  19,900                 128,554
Standard Pacific                                       35,200(b)              172,832
Tupperware Brands                                       9,200                 254,196
                                                                      ---------------
Total                                                                       1,970,691
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                            4,300                 119,325
-------------------------------------------------------------------------------------


INSURANCE (4.4%)
Allied World Assurance Holdings                         5,200(c)              184,704
Ambac Financial Group                                  22,100                  51,493
American Financial Group                                9,990                 294,705
American Physicians Capital                             5,139                 217,534
Amerisafe                                              17,590(b)              320,138
AmTrust Financial Services                             28,090                 381,743
Aspen Insurance Holdings                               21,060(c)              579,150
Assured Guaranty                                       25,900(c)              421,134
CNA Surety                                             20,200(b)              337,340


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
99 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
First Mercury Financial                                14,780(b)             $210,615
Hallmark Financial Services                            26,400(b)              239,976
HCC Insurance Holdings                                 11,000                 297,000
Max Capital Group                                      11,500(c)              267,145
Navigators Group                                        3,460(b)              200,680
Platinum Underwriters Holdings                          9,000(c)              319,320
                                                                      ---------------
Total                                                                       4,322,677
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
NetFlix                                                 4,900(b)              151,312
Overstock.com                                          10,300(b)              204,043
                                                                      ---------------
Total                                                                         355,355
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.6%)
Ariba                                                   8,200(b)              115,866
EarthLink                                              65,000(b)              552,500
RealNetworks                                           30,900(b)              156,972
S1                                                     44,720(b)              273,686
United Online                                          30,100                 283,241
ValueClick                                              9,800(b)              100,254
Vignette                                               13,200(b)              141,768
                                                                      ---------------
Total                                                                       1,624,287
-------------------------------------------------------------------------------------


IT SERVICES (2.8%)
CSG Systems Intl                                       21,900(b)              383,907
Euronet Worldwide                                      14,300(b)              239,239
Forrester Research                                     14,100(b)              413,412
Gartner                                                 8,200(b)              185,976
Global Cash Access Holdings                            32,799(b)              165,963
Global Payments                                         5,490                 246,281
Hackett Group                                          56,800(b)              308,992
iGATE                                                  35,600(b)              308,652
Integral Systems                                       16,140(b)              335,228
Metavante Technologies                                 11,200(b)              215,712
                                                                      ---------------
Total                                                                       2,803,362
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                              15,700                 200,803
JAKKS Pacific                                          11,240(b)              279,988
                                                                      ---------------
Total                                                                         480,791
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.3%)
Affymetrix                                             35,700(b)              276,318
Bio-Rad Laboratories Cl A                               4,900(b)              485,688
eResearchTechnology                                    29,600(b)              352,536
Nektar Therapeutics                                    52,000(b)              186,680
                                                                      ---------------
Total                                                                       1,301,222
-------------------------------------------------------------------------------------


MACHINERY (2.8%)
Actuant Cl A                                            4,250                 107,270
Alamo Group                                             8,400                 143,220
Badger Meter                                            1,800                  84,510
EnPro Inds                                             11,700(b)              434,772
Federal Signal                                         14,900                 204,130
Gorman-Rupp                                             5,130                 193,504
Graham                                                  3,100                 167,710
Lydall                                                 18,700(b)              180,081
NACCO Inds Cl A                                         1,300                 122,876
NN                                                     14,627                 187,957
Sauer-Danfoss                                          15,000                 370,350
Sun Hydraulics                                          3,500                  91,140
Tecumseh Products Cl A                                 11,300(b)              282,952
Xerium Technologies                                    29,500                 189,980
                                                                      ---------------
Total                                                                       2,760,452
-------------------------------------------------------------------------------------


MARINE (0.1%)
Kirby                                                   1,750(b)               66,395
TBS Intl Series A                                       5,100(b,c)             68,646
                                                                      ---------------
Total                                                                         135,041
-------------------------------------------------------------------------------------


MEDIA (1.5%)
Global Sources                                         24,268(b,c)            244,379
Interactive Data                                       13,340                 336,434
Liberty Media -- Capital Series A                      23,400(b,d)            313,092
Scholastic                                              7,342                 188,543
Valassis Communications                                31,120(b)              269,499
Warner Music Group                                     23,100                 175,560
                                                                      ---------------
Total                                                                       1,527,507
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
Compass Minerals Intl                                   5,700                 298,623
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.6%)
Arena Resources                                         5,700(b)              221,445
Comstock Resources                                      8,500(b)              425,425
Concho Resources                                       11,300(b)              311,993
Contango Oil & Gas                                      7,960(b)              429,681
Encore Acquisition                                      3,500(b)              146,230
EXCO Resources                                          2,900(b)               47,328
GMX Resources                                           5,600(b)              267,680
Mariner Energy                                          9,400(b)              192,700
McMoRan Exploration                                    22,700(b)              536,628
Patriot Coal                                            6,200(b)              180,110
Penn Virginia                                           1,800                  96,192
Stone Energy                                           13,927(b)              589,509
Swift Energy                                            3,570(b)              138,123
Teekay Tankers Cl A                                    18,700(c)              316,591
W&T Offshore                                           12,220                 333,484
Whiting Petroleum                                       4,390(b)              312,831
                                                                      ---------------
Total                                                                       4,545,950
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                   24,930(b)              204,177
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.9%)
Alberto-Culver                                          7,300                 198,852
Herbalife                                               3,000(c)              118,560
Inter Parfums                                          26,800                 363,408
NBTY                                                    5,600(b)              165,312
                                                                      ---------------
Total                                                                         846,132
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.2%)
Adolor                                                 78,600(b)              271,170
Depomed                                               107,000(b)              390,550
Endo Pharmaceuticals Holdings                           8,400(b)              168,000
Inspire Pharmaceuticals                                63,200(b)              225,624
King Pharmaceuticals                                   20,400(b)              195,432
Medicines                                               6,400(b)              148,608
Medicis Pharmaceutical Cl A                            12,600                 187,866
Noven Pharmaceuticals                                  20,000(b)              233,600
Par Pharmaceutical Companies                           18,100(b)              222,449
Salix Pharmaceuticals                                  30,800(b)              197,428
Valeant Pharmaceuticals Intl                           20,200(b)              413,494
ViroPharma                                             28,900(b)              379,168
VIVUS                                                  19,600(b)              155,624
                                                                      ---------------
Total                                                                       3,189,013
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.1%)
Administaff                                             5,200                 141,544
Exponent                                               17,061(b)              564,548
Korn/Ferry Intl                                         7,900(b)              140,778
Watson Wyatt Worldwide Cl A                             5,560                 276,499
                                                                      ---------------
Total                                                                       1,123,369
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.6%)
Acadia Realty Trust                                     8,700                 219,936
Agree Realty                                            9,600                 274,560
Alexander's                                               500(b)              200,000
Associated Estates Realty                              31,800                 414,354
Brandywine Realty Trust                                20,000                 320,600
Capstead Mtge                                          10,200                 111,690
Corporate Office Properties Trust                       4,200                 169,470
EastGroup Properties                                    9,570                 464,527
Equity Lifestyle Properties                             7,900                 418,937
Highwoods Properties                                    4,500                 160,020
Lexington Realty Trust                                 21,200                 365,064
LTC Properties                                         12,000                 351,840
Mid-America Apartment Communities                       5,700                 280,098
Nationwide Health Properties                            9,100                 327,418
Pennsylvania Real Estate Investment Trust               8,250                 155,513
PS Business Parks                                       6,220                 358,272
Sovran Self Storage                                     3,800                 169,822
Strategic Hotels & Resorts                             18,350                 138,543
Sunstone Hotel Investors                               37,150                 501,524
Tanger Factory Outlet Centers                           3,440                 150,638
                                                                      ---------------
Total                                                                       5,552,826
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Arkansas Best                                           2,600                  87,594
Celadon Group                                           5,700(b)               65,379
Dollar Thrifty Automotive Group                        10,613(b)               20,483
Knight Transportation                                  13,800                 234,186
Werner Enterprises                                      6,500                 141,115
                                                                      ---------------
Total                                                                         548,757
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Amkor Technology                                       36,100(b)              229,957
Atheros Communications                                  4,600(b)              108,468


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Conexant Systems                                       51,500(b)             $206,515
DSP Group                                              41,700(b)              319,005
Integrated Silicon Solution                            46,200(b)              106,722
Kulicke & Soffa Inds                                   45,900(b)              207,009
OmniVision Technologies                                18,800(b)              214,508
PMC-Sierra                                             28,000(b)              207,760
RF Micro Devices                                       81,960(b)              239,323
Silicon Image                                          46,900(b)              250,446
Skyworks Solutions                                     15,400(b)              128,744
Spansion Cl A                                          52,712(b)               81,704
Trident Microsystems                                   35,300(b)               84,720
                                                                      ---------------
Total                                                                       2,384,881
-------------------------------------------------------------------------------------


SOFTWARE (3.3%)
Compuware                                              25,800(b)              250,002
Concur Technologies                                     2,400(b)               91,824
Ebix                                                    1,600(b)              150,336
Fair Isaac                                             11,700                 269,685
i2 Technologies                                        15,300(b)              206,397
Informatica                                            12,900(b)              167,571
MICROS Systems                                          7,100(b)              189,286
Parametric Technology                                   5,400(b)               99,360
Progress Software                                       6,050(b)              157,240
Solera Holdings                                        21,300(b)              611,736
Sybase                                                 17,310(b)              530,032
Symyx Technologies                                     18,000(b)              178,380
Synopsys                                                9,200(b)              183,540
TeleCommunication Systems Cl A                         19,600(b)              135,436
                                                                      ---------------
Total                                                                       3,220,825
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.8%)
Aeropostale                                             8,420(b)              270,366
Borders Group                                          32,275                 211,724
Buckle                                                  7,510                 417,106
Cato Cl A                                              16,600                 291,330
Charlotte Russe Holding                                 9,600(b)               98,400
Children's Place Retail Stores                          4,400(b)              146,740
Collective Brands                                      17,300(b)              316,763
Conn's                                                 10,800(b)              202,068
Dress Barn                                             17,000(b)              259,930
Genesco                                                 8,300(b)              277,884
Jo-Ann Stores                                           7,000(b)              146,860
Lumber Liquidators                                     11,000(b)              138,160
New York & Co                                          37,600(b)              358,704
RadioShack                                             19,000                 328,320
Rex Stores                                              1,873(b)               21,633
Wet Seal Cl A                                          60,100(b)              218,163
                                                                      ---------------
Total                                                                       3,704,151
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Carter's                                                7,300(b)              144,029
Fossil                                                  9,310(b)              262,821
Fuqi Intl                                              48,700(b,c)            396,905
Iconix Brand Group                                     16,600(b)              217,128
Movado Group                                           13,000                 290,550
Warnaco Group                                           6,176(b)              279,711
                                                                      ---------------
Total                                                                       1,591,144
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.7%)
Dime Community Bancshares                               7,600                 115,672
Flushing Financial                                     33,400                 584,500
OceanFirst Financial                                   17,300                 313,476
Trustco Bank NY                                        15,500                 181,505
United Financial Bancorp                                7,600                 112,860
WSFS Financial                                          5,900                 354,000
                                                                      ---------------
Total                                                                       1,662,013
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Alliance One Intl                                      60,652(b)              230,478
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
Beacon Roofing Supply                                   8,000(b)              124,960
BlueLinx Holdings                                      18,000                  95,220
DXP Enterprises                                         5,500(b)              293,205
Textainer Group Holdings                               22,700(c)              344,813
                                                                      ---------------
Total                                                                         858,198
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
iPCS                                                    3,700(b)               82,399
Syniverse Holdings                                     20,080(b)              333,529
                                                                      ---------------
Total                                                                         415,928
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $107,601,367)                                                      $98,223,305
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%               401,430(e)             $401,430
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $401,430)                                                             $401,430
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $108,002,797)(f)                                                   $98,624,735
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 4.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(f) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $108,003,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $4,891,000
Unrealized depreciation                                                     (14,269,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(9,378,000)
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
101 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Small Cap Advantage Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $98,624,735          $--             $--        $98,624,735






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
102 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - Emerging Markets Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (92.7%)(c)
ISSUER                                                 SHARES                VALUE(a)
BERMUDA (1.1%)
Credicorp                                               127,386            $7,929,779
-------------------------------------------------------------------------------------


BRAZIL (14.6%)
Bradespar                                               376,600             5,123,217
Companhia Vale do Rio Doce ADR                        1,386,771            26,556,664
Cyrela Brazil Realty                                    838,300             8,460,556
MRV Engenharia e Participacoes                          297,800             3,075,993
Multiplan Empreendimentos Imobiliarios                  628,314(b)          5,350,445
PDG Realty                                              761,800             5,285,828
Petroleo Brasileiro ADR                                 769,923            33,838,116
Redecard                                              1,497,100            18,650,794
                                                                      ---------------
Total                                                                     106,341,613
-------------------------------------------------------------------------------------


CANADA (0.8%)
Yamana Gold                                             679,269             5,658,311
-------------------------------------------------------------------------------------


CHINA (13.0%)
China Construction Bank Series H                     17,975,000            11,994,501
China Life Insurance Series H                         2,764,000            10,297,225
China Medical Technologies ADR                           99,673             3,247,346
China Merchants Bank Series H                         4,250,000            10,263,637
CNOOC ADR                                                77,079             8,826,316
Industrial & Commercial Bank of China                28,184,000            17,034,825
Series H Li Ning                                      2,878,500             5,050,039
Mindray Medical Intl ADR                                138,734             4,679,498
Minth Group                                           3,762,000             1,868,890
Ping An Insurance Group of China Series H             3,654,500            21,401,316
                                                                      ---------------
Total                                                                      94,663,593
-------------------------------------------------------------------------------------


HONG KONG (5.9%)
China Mobile                                          3,171,500            31,772,088
China Overseas Land & Investment                      9,250,000            11,211,759
                                                                      ---------------
Total                                                                      42,983,847
-------------------------------------------------------------------------------------


INDIA (6.2%)
Bharat Heavy Electricals                                160,290             5,532,156
Bharti Airtel                                         1,014,561(b)         17,206,577
Housing Development Finance                             151,924             7,064,661
Infosys Technologies                                    172,190             5,236,176
Reliance Inds                                           234,636             9,859,404
                                                                      ---------------
Total                                                                      44,898,974
-------------------------------------------------------------------------------------


INDONESIA (1.9%)
Bank Rakyat Indonesia                                16,654,000             9,406,426
Bumi Resources                                       12,283,000             4,083,647
                                                                      ---------------
Total                                                                      13,490,073
-------------------------------------------------------------------------------------


ISRAEL (3.8%)
Israel Chemicals                                      1,232,034            17,801,657
Teva Pharmaceutical Inds ADR                            211,241             9,672,725
                                                                      ---------------
Total                                                                      27,474,382
-------------------------------------------------------------------------------------


MALAYSIA (3.0%)
DiGi.Com                                                940,000             6,150,560
IOI                                                   5,136,800             6,344,728
KNM Group                                            15,771,600             5,856,305
WCT Berhad                                            4,498,000             3,427,805
                                                                      ---------------
Total                                                                      21,779,398
-------------------------------------------------------------------------------------


MEXICO (8.1%)
America Movil ADR Series L                              824,300            38,214,548
Grupo Financiero Banorte Series O                     2,281,300             7,282,965
Grupo Mexico Series B                                 4,423,128             4,652,943
Urbi Desarrollos Urbanos                                401,000(b)            936,474
Wal-Mart de Mexico Series V                           2,126,900             7,451,543
                                                                      ---------------
Total                                                                      58,538,473
-------------------------------------------------------------------------------------


NORWAY (0.1%)
Copeinca                                                197,600(b)          1,059,941
-------------------------------------------------------------------------------------


RUSSIA (12.3%)
Eurasia Drilling GDR                                    406,986(b,d,e)      6,461,896
Gazprom ADR                                             875,315            27,441,126
LUKOIL ADR                                              115,791             6,940,728
Mechel ADR                                              398,955             7,165,231
MMC Norilsk Nickel ADR                                  243,958             3,342,225
Pharmstandard                                            99,724(b)          5,057,570
Rosneft Oil GDR                                       1,859,959(d)         12,089,734
Sberbank                                              5,610,391             8,783,471
Severstal GDR                                           209,885(d,e)        2,140,827
Sibirskiy Cement                                         33,900             3,813,750
TMK GDR                                                 226,798(d,e)        5,742,202
                                                                      ---------------
Total                                                                      88,978,760
-------------------------------------------------------------------------------------


SOUTH AFRICA (6.8%)
ABSA Group                                              818,312            10,864,101
Aveng                                                 1,372,997            10,503,025
Impala Platinum Holdings                                444,027             9,079,887
MTN Group                                               657,228             9,289,507
Sasol                                                   223,864             9,570,849
                                                                      ---------------
Total                                                                      49,307,369
-------------------------------------------------------------------------------------


SOUTH KOREA (7.9%)
Daelim Industrial                                        35,222             2,188,869
Hyundai Motor                                           131,494             8,231,201
Infopia                                                  99,257             1,607,672
KT                                                      219,290             7,574,273
LG Electronics                                           81,597             7,552,258
NHN                                                      44,590(b)          5,721,321
Samsung Electronics                                      37,411            17,148,705
Yuhan                                                    39,961             7,169,067
                                                                      ---------------
Total                                                                      57,193,366
-------------------------------------------------------------------------------------


TAIWAN (6.8%)
Asustek Computer                                      4,352,768             8,615,784
Chunghwa Telecom                                      3,876,000(b)          9,119,167
First Financial Holding                               7,967,532             4,989,860
Hon Hai Precision Industry                            1,247,300             4,468,003
Taiwan Semiconductor Mfg ADR                          1,911,218            17,908,113
Tripod Technology                                     1,605,348             3,082,324
U-Ming Marine Transport                                 965,000             1,390,989
                                                                      ---------------
Total                                                                      49,574,240
-------------------------------------------------------------------------------------


THAILAND (0.4%)
Kasikornbank                                          1,665,500             3,163,926
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $873,873,308)                                                     $673,036,045
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
MALAYSIA
WCT Berhad
 Warrants                                               823,960(b,e)         $133,129
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $65,646)                                                              $133,129
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              26,114,673(f)        $26,114,673
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,114,673)                                                       $26,114,673
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $900,053,627)(g)                                                  $699,283,847
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
103 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2008:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Auto Components                                                           0.3%            $1,868,890
Automobiles                                                               1.1              8,231,201
Chemicals                                                                 2.5             17,801,657
Commercial Banks                                                         12.6             91,713,491
Computers & Peripherals                                                   1.2              8,615,784
Construction & Engineering                                                2.2             16,252,828
Diversified Financial Services                                            0.7              5,123,217
Diversified Telecommunication Services                                    2.3             16,693,440
Electrical Equipment                                                      0.8              5,532,156
Electronic Equipment & Instruments                                        1.0              7,550,327
Energy Equipment & Services                                               2.5             18,060,403
Food Products                                                             1.0              7,404,669
Food & Staples Retailing                                                  1.0              7,451,543
Health Care Equipment & Supplies                                          1.3              9,534,516
Household Durables                                                        3.5             25,311,109
Insurance                                                                 4.4             31,698,541
Internet Software & Services                                              0.8              5,721,321
IT Services                                                               3.3             23,886,970
Leisure Equipment & Products                                              0.7              5,050,039
Marine                                                                    0.2              1,390,989
Metals & Mining                                                           8.1             58,596,088
Multi-Utilities                                                           0.5              3,813,750
Oil, Gas & Consumable Fuels                                              15.5            112,649,920
Pharmaceuticals                                                           3.0             21,899,362
Real Estate Management & Development                                      2.3             16,562,204
Semiconductors & Semiconductor Equipment                                  4.8             35,056,818
Thrifts & Mortgage Finance                                                1.0              7,064,661
Wireless Telecommunication Services                                      14.1            102,633,280
Other(1)                                                                  3.6             26,114,673
----------------------------------------------------------------------------------------------------
Total                                                                                   $699,283,847
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                                  CURRENCY TO         CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED         BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Oct. 1, 2008                                          20,800,000        2,537,297         $22,182             $--
                                              South African Rand      U.S. Dollar


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $26,434,659 or 3.6% of net assets.


--------------------------------------------------------------------------------
104 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees . Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Eurasia Drilling GDR*                11-02-07 thru 09-22-08      $9,486,390
Severstal GDR*                       06-18-08 thru 09-22-08       5,382,076
TMK GDR*                             04-07-08 thru 09-22-08       7,317,486
WCT Berhad Warrants                  03-25-08 thru 06-16-08          65,646


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $900,054,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $2,574,000
Unrealized depreciation                                                     (203,344,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(200,770,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $285,276,121      $414,007,726         $--        $699,283,847
Other financial instruments*                           22,182                --          --              22,182

---------------------------------------------------------------------------------------------------------------
Total                                            $285,298,303      $414,007,726         $--        $699,306,029
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
105 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - International Opportunity Fund
SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.6%)
BHP Billiton                                           272,158             $7,038,222
Boart Longyear Group                                 2,479,064              2,235,288
CSL                                                    198,195              6,002,016
Macquarie Group                                        116,841(e)           3,596,329
Newcrest Mining                                        225,565              4,684,992
QBE Insurance Group                                    208,979              4,505,141
Rio Tinto                                               67,493              4,546,096
                                                                      ---------------
Total                                                                      32,608,084
-------------------------------------------------------------------------------------


BELGIUM (0.9%)
Colruyt                                                 25,360(e)           6,364,067
-------------------------------------------------------------------------------------


BRAZIL (1.1%)
Cyrela Brazil Realty                                   345,900              3,491,001
Petroleo Brasileiro ADR                                102,267              4,494,635
                                                                      ---------------
Total                                                                       7,985,636
-------------------------------------------------------------------------------------


CANADA (1.9%)
Canadian Pacific Railway                               110,000              5,899,539
ShawCor Cl A                                           140,000              2,815,525
Suncor Energy                                          120,000              4,961,940
                                                                      ---------------
Total                                                                      13,677,004
-------------------------------------------------------------------------------------


CHINA (0.8%)
China Merchants Bank Series H                        2,379,000              5,745,222
-------------------------------------------------------------------------------------


FINLAND (0.5%)
Sampo Series A                                         155,683              3,541,313
-------------------------------------------------------------------------------------


FRANCE (12.5%)
ALSTOM                                                  73,272              5,560,843
AXA                                                    288,254              9,433,795
BNP Paribas                                            127,008             12,121,274
Essilor Intl                                           114,914              5,738,194
GDF Suez                                               178,681              9,294,127
LVMH Moet Hennessy Louis Vuitton                        45,946              4,032,907
Pernod Ricard                                          138,136             12,165,939
Societe Generale                                        99,777              8,961,021
Total                                                  283,352             17,209,939
Veolia Environnement                                   107,340              4,415,148
                                                                      ---------------
Total                                                                      88,933,187
-------------------------------------------------------------------------------------


GERMANY (8.0%)
Allianz                                                 62,452              8,602,909
Bayer                                                  133,272              9,780,983
Daimler                                                 80,081              4,042,787
E.ON                                                   319,836             16,240,869
Fresenius Medical Care & Co                            191,135              9,873,383
Linde                                                   49,491              5,299,205
Wincor Nixdorf                                          57,072              3,381,194
                                                                      ---------------
Total                                                                      57,221,330
-------------------------------------------------------------------------------------


GREECE (0.7%)
Piraeus Bank                                           254,600              5,300,140
-------------------------------------------------------------------------------------


HONG KONG (3.7%)
China Mobile                                           645,000              6,461,610
China Overseas Land & Investment                     4,487,250              5,438,915
Esprit Holdings                                        695,500              4,311,244
Hong Kong Exchanges and Clearing                       444,000              5,468,668
Li & Fung                                            1,904,000              4,659,327
                                                                      ---------------
Total                                                                      26,339,764
-------------------------------------------------------------------------------------


IRELAND (0.4%)
CRH                                                    148,756              3,147,331
-------------------------------------------------------------------------------------


ISRAEL (1.1%)
Israel Chemicals                                       223,243              3,225,638
Teva Pharmaceutical Inds ADR                           107,797              4,936,025
                                                                      ---------------
Total                                                                       8,161,663
-------------------------------------------------------------------------------------


ITALY (0.7%)
Saipem                                                 176,813              5,289,299
-------------------------------------------------------------------------------------


JAPAN (19.1%)
Aisin Seiki                                             47,300              1,158,327
AMADA                                                   50,000                274,579
Asahi Breweries                                        141,400              2,478,136
Bridgestone                                             86,400              1,635,606
Canon                                                   79,050              2,996,714
Central Japan Railway                                      137              1,291,784
Chubu Electric Power                                    99,100              2,334,960
Daiichi Sankyo                                          42,400              1,092,446
Daiwa House Industry                                    43,000                411,085
Daiwa Securities Group                                 214,000              1,558,646
DENSO                                                   32,300                792,212
Dowa Holdings                                          249,000              1,116,515
eAccess                                                    870                487,614
East Japan Railway                                         557              4,153,708
FANUC                                                   15,600              1,173,561
Fukuoka Financial Group                                175,000                643,969
Hitachi                                                416,000              2,808,274
Honda Motor                                             98,600              2,990,670
Hoya                                                    94,000              1,864,664
INPEX                                                       90                764,822
Japan Tobacco                                              279              1,051,525
JFE Holdings                                            59,200              1,836,071
Kansai Electric Power                                   81,600              1,815,393
Kansai Paint                                           234,000              1,451,340
KDDI                                                       536              3,036,120
Keyence                                                  3,600                718,105
Kirin Holdings                                          74,000                972,243
Kobe Steel                                             287,000                577,497
Komatsu                                                 70,900              1,160,685
Mitsubishi Electric                                    140,000                944,545
Mitsubishi Estate                                       91,000              1,793,084
Mitsubishi Logistics                                   172,000              2,179,235
Mitsubishi UFJ Financial Group                         686,500              5,986,169
Mitsui & Co                                            245,000              3,041,366
Mitsui Fudosan                                          94,000              1,816,178
Mizuho Financial Group                                     656              2,868,650
Murata Mfg                                              16,700                674,158
NGK Spark Plug                                         162,000              1,577,027
Nidec                                                    8,500                522,885
Nintendo                                                 7,800              3,308,400
Nippon Electric Glass                                   74,000                670,294
Nippon Oil                                              61,000                307,163
Nippon Sheet Glass                                      53,000                274,465
Nippon Telegraph & Telephone                               291              1,298,802
Nippon Yusen Kabushiki Kaisha                           95,000                619,239
Nissan Motor                                           140,700                951,338
Nomura Holdings                                        137,200              1,790,391
NTT Data                                                   119                470,446
NTT DoCoMo                                               2,081              3,330,895
Ono Pharmaceutical                                      49,100              2,268,271
Oracle Japan                                             7,400                336,774
ORIX                                                     5,620                703,636
Pacific Golf Group Intl Holdings                         1,323                874,421
Panasonic                                               77,000              1,327,380
Ricoh                                                   80,000              1,124,824
SECOM                                                   24,400              1,016,399
Sekisui Chemical                                       331,000              1,967,543
Sekisui House                                          137,000              1,257,741
Seven & I Holdings                                      97,100              2,789,543
Shin-Etsu Chemical                                      65,500              3,114,426
Sompo Japan Insurance                                   97,000                823,267
Sony                                                    64,300              1,982,765
Sony Financial Holdings                                    566              2,228,326
Sumitomo                                               149,800              1,396,647
Sumitomo Chemical                                      286,000              1,263,372
Sumitomo Heavy Inds                                    157,000                748,502
Sumitomo Metal Inds                                    454,000              1,407,402
Sumitomo Mitsui Financial Group                            445              2,789,870
Sumitomo Realty & Development                           23,000                500,887
Sundrug                                                 17,100                337,200
T&D Holdings                                            26,200              1,383,860
Takeda Pharmaceutical                                   82,600              4,158,763
Tokio Marine Holdings                                   64,100              2,353,244
Tokyo Electron                                          16,000                723,986
Tokyo Gas                                              977,000              4,076,308
Toshiba                                                107,000                466,633
Toyota Motor                                           187,200              8,002,894
Trend Micro                                             34,500              1,307,566
Yahoo! Japan                                             1,025                335,536
Yamada Denki                                            37,870              2,870,368
                                                                      ---------------
Total                                                                     135,010,355
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
IOI                                                  1,000,300              1,235,522
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
106 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEXICO (0.5%)
America Movil ADR Series L                              72,136             $3,344,225
-------------------------------------------------------------------------------------


NETHERLANDS (2.3%)
Koninklijke (Royal) KPN                                687,764              9,930,525
Royal Dutch Shell Series A                             214,305              6,312,546
                                                                      ---------------
Total                                                                      16,243,071
-------------------------------------------------------------------------------------


PORTUGAL (1.0%)
Jeronimo Martins                                       843,252              7,190,117
-------------------------------------------------------------------------------------


RUSSIA (1.0%)
Gazprom ADR                                            122,394              3,837,052
Mechel ADR                                              99,657              1,789,840
Rosneft Oil GDR                                        272,180(d)           1,769,170
                                                                      ---------------
Total                                                                       7,396,062
-------------------------------------------------------------------------------------


SINGAPORE (1.2%)
DBS Group Holdings                                     422,000              5,030,302
Keppel                                                 686,000              3,791,625
                                                                      ---------------
Total                                                                       8,821,927
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.6%)
First Uranium                                          300,000(b)             961,376
MTN Group                                              245,111              3,464,491
                                                                      ---------------
Total                                                                       4,425,867
-------------------------------------------------------------------------------------


SPAIN (0.8%)
Telefonica                                             242,449              5,763,617
-------------------------------------------------------------------------------------


SWITZERLAND (11.4%)
Credit Suisse Group                                    217,619             10,165,044
Lonza Group                                             66,364              8,328,254
Nestle                                                 435,876             18,840,840
Novartis                                               237,413             12,501,914
Roche Holding                                          148,478             23,247,166
Syngenta                                                39,549              8,341,736
                                                                      ---------------
Total                                                                      81,424,954
-------------------------------------------------------------------------------------


TAIWAN (0.4%)
Hon Hai Precision Industry                             703,800              2,521,110
-------------------------------------------------------------------------------------


UNITED KINGDOM (22.8%)
BAE Systems                                          1,016,255              7,489,858
BG Group                                               944,292             17,121,381
British American Tobacco                               369,076             12,046,272
Capita Group                                           494,441              6,152,081
Home Retail Group                                    1,052,301              4,433,567
HSBC Holdings                                          640,758             10,363,720
Lloyds TSB Group                                     1,092,122              4,387,354
Prudential                                           1,510,333             13,767,711
Rio Tinto                                              106,711              6,695,407
RSA Insurance Group                                  4,851,100             12,966,798
Serco Group                                          1,054,287              6,874,097
Shire                                                  259,034              4,095,103
Standard Chartered                                     377,912              9,296,373
Tesco                                                1,999,324             13,901,744
Tullow Oil                                             647,775              8,279,905
Vodafone Group                                       7,937,333             17,524,602
Wm Morrison Supermarkets                             1,244,349              5,785,256
                                                                      ---------------
Total                                                                     161,181,229
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $795,458,028)                                                     $698,872,096
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.1%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              7,614,177(g)          $7,614,177
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,614,177)                                                         $7,614,177
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $803,072,205)(h)                                                  $706,486,273
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2008:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       1.1%            $7,489,858
Auto Components                                                           0.7              5,163,172
Automobiles                                                               2.2             15,987,689
Beverages                                                                 2.2             15,616,318
Biotechnology                                                             0.8              6,002,016
Building Products                                                          --                274,465
Capital Markets                                                           2.4             17,110,410
Chemicals                                                                 3.2             22,695,717
Commercial Banks                                                         10.3             73,494,064
Commercial Services & Supplies                                            1.1              7,890,496
Computers & Peripherals                                                   0.5              3,847,827
Construction & Engineering                                                0.3              2,235,288
Construction Materials                                                    0.4              3,147,331
Consumer Finance                                                          0.1                703,636
Distributors                                                              0.7              4,659,327
Diversified Financial Services                                            0.8              5,468,668
Diversified Telecommunication Services                                    2.4             16,992,944
Electric Utilities                                                        2.9             20,391,222
Electrical Equipment                                                      0.9              6,505,388
Electronic Equipment, Instruments & Components                            1.4              9,779,490
Energy Equipment & Services                                               1.1              8,104,824
Food & Staples Retailing                                                  5.1             36,367,927
Food Products                                                             2.8             20,076,362
Gas Utilities                                                             0.6              4,076,308
Health Care Equipment & Supplies                                          0.8              5,738,194
Health Care Providers & Services                                          1.4              9,873,383


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
107 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             0.1%              $874,421
Household Durables                                                        1.4             10,026,430
Industrial Conglomerates                                                  0.5              3,791,625
Insurance                                                                 8.4             59,606,364
Internet & Catalog Retail                                                 0.6              4,433,567
Internet Software & Services                                              0.1                823,150
IT Services                                                               0.1                470,446
Life Sciences Tools & Services                                            1.2              8,328,254
Machinery                                                                 0.5              3,357,327
Marine                                                                    0.1                619,239
Metals & Mining                                                           4.3             30,653,418
Multi-Utilities                                                           1.9             13,709,275
Office Electronics                                                        0.6              4,121,538
Oil, Gas & Consumable Fuels                                               9.1             65,058,553
Pharmaceuticals                                                           8.7             62,080,671
Professional Services                                                     0.9              6,152,081
Real Estate Management & Development                                      1.4              9,960,149
Road & Rail                                                               1.6             11,345,031
Semiconductors & Semiconductor Equipment                                  0.1                723,986
Software                                                                  0.7              4,952,740
Specialty Retail                                                          1.0              7,181,612
Textiles, Apparel & Luxury Goods                                          0.6              4,032,907
Tobacco                                                                   1.8             13,097,797
Trading Companies & Distributors                                          0.6              4,438,013
Transportation Infrastructure                                             0.3              2,179,235
Wireless Telecommunication Services                                       5.2             37,161,943
Other(1)                                                                  1.1              7,614,177
----------------------------------------------------------------------------------------------------
Total                                                                                   $706,486,273
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $1,769,170 or 0.2% of net assets.

(e)  At Sept. 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. The Fund's cash equivalent position is 0.3% of net assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(h) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $803,072,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $42,872,000
Unrealized depreciation                                                     (139,458,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(96,586,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
108 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $36,864,277      $669,621,996         $--        $706,486,273






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


--------------------------------------------------------------------------------
109 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

               RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND

                                AT SEPT. 30, 2008



SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.1%)
Boeing                                                  76,523             $4,388,595
General Dynamics                                         3,550                261,351
Goodrich                                                 9,394                390,790
Honeywell Intl                                          36,244              1,505,938
L-3 Communications Holdings                              7,230                710,854
Lockheed Martin                                         10,638              1,166,669
Precision Castparts                                        253                 19,931
Spirit AeroSystems Holdings Cl A                        16,422(b)             263,902
United Technologies                                     20,950              1,258,257
                                                                      ---------------
Total                                                                       9,966,287
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               2,269                142,697
-------------------------------------------------------------------------------------


AIRLINES (--%)
Northwest Airlines                                       4,670(b)              42,170
UAL                                                        673                  5,916
                                                                      ---------------
Total                                                                          48,086
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   1,982(b)              30,344
Johnson Controls                                         5,091                154,410
                                                                      ---------------
Total                                                                         184,754
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Ford Motor                                              18,355(b)              95,445
General Motors                                           4,853                 45,861
Harley-Davidson                                          2,045                 76,279
                                                                      ---------------
Total                                                                         217,585
-------------------------------------------------------------------------------------


BEVERAGES (3.1%)
Coca-Cola                                               91,089              4,816,785
Dr Pepper Snapple Group                                  3,668(b)              97,129
Molson Coors Brewing Cl B                               11,901                556,372
Pepsi Bottling Group                                     4,006                116,855
PepsiCo                                                 25,621              1,826,009
                                                                      ---------------
Total                                                                       7,413,150
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.2%)
Amgen                                                   61,016(b)           3,616,417
Amylin Pharmaceuticals                                   9,371(b)             189,482
Celgene                                                  2,154(b)             136,305
Genentech                                               13,670(b)           1,212,256
Genzyme                                                 18,268(b)           1,477,699
Gilead Sciences                                          2,020(b)              92,072
ImClone Systems                                         12,760(b)             796,734
Vertex Pharmaceuticals                                   7,209(b)             239,627
                                                                      ---------------
Total                                                                       7,760,592
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   12,994                233,112
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.7%)
Bank of New York Mellon                                 15,584                507,727
BlackRock                                                  658                127,981
Blackstone Group LP                                      9,331                143,138
Goldman Sachs Group                                     14,204              1,818,111
KKR Private Equity Investors LP Unit                   203,380(b)           1,945,659
Legg Mason                                               1,831                 69,688
Lehman Brothers Holdings                                16,219                  3,447
Merrill Lynch & Co                                      11,124                281,437
Morgan Stanley                                          38,101                876,323
Oaktree Capital Group LLC Cl A Unit                     21,570(d,f)           603,960
Och-Ziff Capital Management Group LLC Cl A               5,555                 64,938
State Street                                             1,745                 99,256
                                                                      ---------------
Total                                                                       6,541,665
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Air Products & Chemicals                                 1,839                125,953
Ashland                                                    458                 13,392
Dow Chemical                                            27,680                879,669
Eastman Chemical                                         3,240                178,394
Ecolab                                                   1,505                 73,023
EI du Pont de
 Nemours & Co                                           18,358                739,827
Hercules                                                   973                 19,256
Intl Flavors & Fragrances                                  695                 27,425
Monsanto                                                 4,698                465,008
PPG Inds                                                 1,405                 81,940
Praxair                                                  2,686                192,694
Rohm & Haas                                              1,075                 75,250
                                                                      ---------------
Total                                                                       2,871,831
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.3%)
BancorpSouth                                             4,158                116,965
BB&T                                                    12,133                458,627
Comerica                                                 1,355                 44,430
Fifth Third Bancorp                                     52,892                629,415
PNC Financial Services Group                             6,554                489,584
SunTrust Banks                                          10,129                455,704
Wachovia                                                38,801                135,804
Wells Fargo & Co                                        22,842                857,259
                                                                      ---------------
Total                                                                       3,187,788
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        2,759(b)              30,652
Avery Dennison                                             913                 40,610
Cintas                                                   1,120                 32,155
Pitney Bowes                                             1,810                 60,201
RR Donnelley & Sons                                      1,842                 45,184
Waste Management                                         4,247                133,739
                                                                      ---------------
Total                                                                         342,541
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.4%)
Cisco Systems                                           99,599(b)           2,246,953
Comverse Technology                                     41,022(b)             392,375
Corning                                                 14,645                229,048
Motorola                                                41,392                295,539
Nokia                                                   96,693(c)           1,803,078
Nokia ADR                                              171,795(c,g)         3,203,977
QUALCOMM                                                54,944              2,360,944
Starent Networks                                        10,989(b)             142,198
                                                                      ---------------
Total                                                                      10,674,112
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.0%)
Apple                                                   14,813(b)           1,683,646
Dell                                                    18,179(b)             299,590
EMC                                                     36,857(b)             440,810
Hewlett-Packard                                         56,655              2,619,727
IBM                                                     17,002              1,988,554
SanDisk                                                  8,524(b)             166,644
                                                                      ---------------
Total                                                                       7,198,971
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    6,564                365,615
KBR                                                     21,103                322,243
                                                                      ---------------
Total                                                                         687,858
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                           929                 69,211
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                        12,440                440,749
SLM                                                      4,062(b)              50,125
                                                                      ---------------
Total                                                                         490,874
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONTAINERS & PACKAGING (--%)
Ball                                                       836                $33,014
Bemis                                                      854                 22,383
Pactiv                                                   1,118(b)              27,760
Sealed Air                                               1,386                 30,478
                                                                      ---------------
Total                                                                         113,635
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                            1,417                 56,978
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        1,178(b)              69,855
H&R Block                                                2,790                 63,473
                                                                      ---------------
Total                                                                         133,328
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.2%)
Apollo Mgmt LP                                          94,700(d,f)         1,231,100
Bank of America                                        107,299              3,755,465
CIT Group                                                1,652                 11,498
Citigroup                                              111,037              2,277,369
CME Group                                                  208                 77,274
Interactive Brokers Group Cl A                          29,858(b)             661,952
IntercontinentalExchange                                 1,355(b)             109,321
JPMorgan Chase & Co                                     88,760              4,145,092
KKR Financial Holdings LLC                              39,095                248,644
Leucadia Natl                                            1,450                 65,888
                                                                      ---------------
Total                                                                      12,583,603
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
AT&T                                                   155,061              4,329,302
Deutsche Telekom                                        72,671(c)           1,103,948
Embarq                                                   5,272                213,780
Qwest Communications Intl                              248,024                801,118
Telefonica                                             147,137(c)           3,497,813
Telefonica ADR                                           6,542(c)             467,688
Verizon Communications                                 125,762              4,035,702
                                                                      ---------------
Total                                                                      14,449,351
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                         1,434                 52,728
American Electric Power                                  3,433                127,124
Duke Energy                                             10,828                188,732
Edison Intl                                              2,794                111,481
Entergy                                                  9,016                802,514
Exelon                                                  15,973              1,000,229
FirstEnergy                                              2,614                175,112
FPL Group                                                6,845                344,304
Pepco Holdings                                           1,724                 39,497
Pinnacle West Capital                                      857                 29,489
PPL                                                      7,756                287,127
Progress Energy                                          2,230                 96,180
Southern                                                31,358              1,181,883
                                                                      ---------------
Total                                                                       4,436,400
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                        23,185                945,716
Gamesa Tecnologica                                       2,999(c)             102,730
SunPower Cl B                                              893(b)              61,664
Suzlon Energy                                            8,881(c)              29,261
                                                                      ---------------
Total                                                                       1,139,371
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                         9,523(c)             263,406
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                             7,111                430,500
Cameron Intl                                             2,079(b)              80,125
ENSCO Intl                                               1,054                 60,742
Halliburton                                             14,131                457,703
Nabors Inds                                              2,095(b,c)            52,207
Natl Oilwell Varco                                      10,947(b)             549,868
Noble                                                    2,066                 90,697
Oil States Intl                                          2,288(b)              80,881
Pride Intl                                               3,844(b)             113,821
Rowan Companies                                            877                 26,792
Schlumberger                                            14,653              1,144,253
Transocean                                               7,027(b)             771,846
Weatherford Intl                                        10,731(b)             269,777
                                                                      ---------------
Total                                                                       4,129,212
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                                         3,844                249,591
CVS Caremark                                            48,626              1,636,751
Kroger                                                   5,716                157,076
Safeway                                                  9,133                216,635
SUPERVALU                                                1,677                 36,391
SYSCO                                                    4,989                153,811
Walgreen                                                 8,119                251,364
Wal-Mart Stores                                         40,687              2,436,744
                                                                      ---------------
Total                                                                       5,138,363
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Archer-Daniels-Midland                                   5,270                115,466
Kraft Foods Cl A                                         6,263                205,113
                                                                      ---------------
Total                                                                         320,579
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                      387                 17,163
ONEOK                                                    6,478                222,844
Questar                                                  1,482                 60,643
                                                                      ---------------
Total                                                                         300,650
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Boston Scientific                                      150,169(b)           1,842,574
Covidien                                                 4,076                219,126
Medtronic                                               14,654                734,165
                                                                      ---------------
Total                                                                       2,795,865
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                                   13,332                481,419
AmerisourceBergen                                       14,755                555,526
Cardinal Health                                         22,369              1,102,344
CIGNA                                                    8,619                292,874
Coventry Health Care                                     1,326(b)              43,161
Express Scripts                                          4,988(b)             368,214
Humana                                                  17,710(b)             729,652
Laboratory Corp of America Holdings                        947(b)              65,817
McKesson                                                24,658              1,326,847
Medco Health Solutions                                  14,616(b)             657,720
Patterson Companies                                      1,109(b)              33,725
Quest Diagnostics                                        1,348                 69,651
Tenet Healthcare                                         4,067(b)              22,572
UnitedHealth Group                                      24,878                631,652
WellPoint                                                4,646(b)             217,293
                                                                      ---------------
Total                                                                       6,598,467
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               1,572                 29,727
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Darden Restaurants                                      19,950                571,168
Intl Game Technology                                    17,122                294,156
Marriott Intl Cl A                                       8,683                226,539
Starbucks                                               19,524(b)             290,322
Starwood Hotels & Resorts Worldwide                      1,690                 47,557
Vail Resorts                                               609(b)              21,285
                                                                      ---------------
Total                                                                       1,451,027
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.5%)
Black & Decker                                             522                 31,712
Centex                                                  30,085                487,377
DR Horton                                               28,674                373,335
Harman Intl Inds                                        15,456                526,586
Hovnanian Enterprises Cl A                              21,061(b)             168,277
KB Home                                                 25,935                510,401
Leggett & Platt                                          1,437                 31,312
Lennar Cl A                                             34,215                519,726
Meritage Homes                                           4,757(b)             117,498
Newell Rubbermaid                                        6,911                119,284
NVR                                                        145(b)              82,940
S&P Homebuilders ETF SPDR Fund                          13,406                263,696
Snap-On                                                    564                 29,700
Stanley Works                                              671                 28,008
Whirlpool                                                3,722                295,117
                                                                      ---------------
Total                                                                       3,584,969
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.7%)
Clorox                                                   5,592                350,562
Colgate-Palmolive                                       14,380              1,083,533
Procter & Gamble                                        37,063              2,582,921
                                                                      ---------------
Total                                                                       4,017,016
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                                      5,738(b)              67,077
Constellation Energy Group                               1,526                 37,082
Dynegy Cl A                                              4,252(b)              15,222
                                                                      ---------------
Total                                                                         119,381
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                       2,457                167,838
General Electric                                       134,623              3,432,886
Siemens                                                  3,484(c)             327,626
Textron                                                  6,695                196,030
Tyco Intl                                                7,213(c)             252,599
                                                                      ---------------
Total                                                                       4,376,979
-------------------------------------------------------------------------------------


INSURANCE (3.2%)
ACE                                                     29,103(c)           1,575,345
AFLAC                                                   29,968              1,760,621
Allstate                                                 1,553                 71,624


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Aon                                                        563                $25,312
Arch Capital Group                                       2,448(b,c)           178,777
Assurant                                                 1,037                 57,035
Assured Guaranty                                         2,315(c)              37,642
Chubb                                                    9,965                547,079
Endurance Specialty Holdings                             4,097(c)             126,679
Hartford Financial Services Group                       17,279                708,266
Max Capital Group                                        9,613(c)             223,310
MetLife                                                  9,670                541,520
Principal Financial Group                                2,221                 96,591
Prudential Financial                                    22,813              1,642,536
Validus Holdings                                         2,111(c)              49,081
XL Capital Cl A                                          1,451(c)              26,031
                                                                      ---------------
Total                                                                       7,667,449
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                               2,290(b)             166,620
Expedia                                                 13,739(b)             207,597
                                                                      ---------------
Total                                                                         374,217
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
Akamai Technologies                                      1,433(b)              24,992
eBay                                                    13,136(b)             293,984
Google Cl A                                              6,040(b)           2,419,140
VeriSign                                                 1,830(b)              47,726
Yahoo!                                                  13,640(b)             235,972
                                                                      ---------------
Total                                                                       3,021,814
-------------------------------------------------------------------------------------


IT SERVICES (1.0%)
Accenture Cl A                                           1,039(c)              39,482
Affiliated Computer Services Cl A                          784(b)              39,694
Automatic Data Processing                               11,413                487,906
Cognizant Technology Solutions Cl A                      2,216(b)              50,591
Computer Sciences                                        1,390(b)              55,864
Fidelity Natl Information Services                       1,453                 26,822
Fiserv                                                   1,396(b)              66,059
Lender Processing Services                                 726                 22,158
MasterCard Cl A                                          5,767              1,022,662
Paychex                                                  1,094                 36,135
Redecard                                                17,273(c)             215,186
Visa Cl A                                                2,278                139,846
Western Union                                            4,571                112,767
                                                                      ---------------
Total                                                                       2,315,172
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                                  751                  9,605
Eastman Kodak                                            2,471                 38,004
Hasbro                                                   1,849                 64,197
Mattel                                                   3,098                 55,888
                                                                      ---------------
Total                                                                         167,694
-------------------------------------------------------------------------------------


MACHINERY (1.3%)
Caterpillar                                             13,370                796,851
Danaher                                                  4,318                299,669
Deere & Co                                              15,765                780,368
Flowserve                                                8,708                773,009
Ingersoll-Rand Cl A                                      2,841(c)              88,554
Navistar Intl                                              588(b)              31,676
Parker Hannifin                                          8,035                425,855
                                                                      ---------------
Total                                                                       3,195,982
-------------------------------------------------------------------------------------


MEDIA (6.1%)
CBS Cl B                                                16,987                247,670
Comcast Cl A                                            91,044              1,787,194
Comcast Special Cl A                                    12,524                246,973
DIRECTV Group                                           13,225(b)             346,098
EW Scripps Cl A                                            249                  1,760
Gannett                                                  1,472                 24,892
Liberty Entertainment Series A                          13,264(b,e)           331,202
Liberty Media -- Capital Series A                        2,186(b,e)            29,249
McGraw-Hill Companies                                    2,142                 67,709
Meredith                                                   243                  6,814
New York Times Cl A                                        909                 12,990
News Corp Cl A                                         102,723              1,231,649
Scripps Networks Interactive Cl A                          749                 27,196
Sirius XM Radio                                      3,228,747(b)           1,840,385
Time Warner                                            132,837              1,741,493
Time Warner Cable Cl A                                   7,957(b)             192,559
Viacom Cl B                                             14,228(b)             353,424
Virgin Media                                           644,723(f)           5,093,311
Vivendi                                                 15,545(c)             487,243
Walt Disney                                             23,785                729,962
Washington Post Cl B                                        41                 22,827
WorldSpace Cl A                                         16,896(b)              21,965
                                                                      ---------------
Total                                                                      14,844,565
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
AK Steel Holding                                           887                 22,991
Alcoa                                                   19,274                435,207
Allegheny Technologies                                     866                 25,590
AMG Advanced Metallurgical Group                         1,946(b,c)            79,592
Coeur d'Alene Mines                                    298,421(b)             456,584
Freeport-McMoRan Copper & Gold                           3,282                186,582
Lihir Gold                                             301,996(b,c)           613,266
Newmont Mining                                          15,028                582,485
Nucor                                                    2,470                 97,565
Timminco                                                35,775(b,c)           490,851
Titanium Metals                                            848                  9,616
United States Steel                                        932                 72,333
                                                                      ---------------
Total                                                                       3,072,662
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
JC Penney                                                9,197                306,628
Kohl's                                                   6,503(b)             299,658
Macy's                                                   3,872                 69,619
Nordstrom                                                1,354                 39,022
Saks                                                       637(b)               5,892
Target                                                   5,300                259,965
                                                                      ---------------
Total                                                                         980,784
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.8%)
Ameren                                                   1,790                 69,864
CenterPoint Energy                                       2,807                 40,898
CMS Energy                                               1,931                 24,080
Consolidated Edison                                      2,333                100,226
Dominion Resources                                      16,183                692,308
DTE Energy                                               1,400                 56,168
Integrys Energy Group                                      655                 32,711
NiSource                                                 2,351                 34,701
PG&E                                                     3,050                114,223
Public Service Enterprise Group                          4,360                142,964
Sempra Energy                                            2,240                113,053
TECO Energy                                              1,808                 28,440
Xcel Energy                                             20,862                417,030
                                                                      ---------------
Total                                                                       1,866,666
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                    7,788                 89,796
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                                       5,809                281,795
Apache                                                   2,772                289,064
BP ADR                                                   9,625(c)             482,886
Chesapeake Energy                                       12,666                454,203
Chevron                                                 60,378              4,979,977
ConocoPhillips                                          38,279              2,803,937
CONSOL Energy                                            1,699                 77,967
Devon Energy                                            10,188                929,146
El Paso                                                  5,973                 76,215
EOG Resources                                            1,091                 97,601
Exxon Mobil                                            127,904              9,933,026
Marathon Oil                                             9,512                379,243
Occidental Petroleum                                     7,892                555,991
Patriot Coal                                               502(b)              14,583
Peabody Energy                                           2,375                106,875
Range Resources                                            165                  7,074
Royal Dutch Shell ADR                                    4,600(c)             271,446
Ship Finance Intl                                        3,675(c)              79,233
Spectra Energy                                           5,488                130,614
Sunoco                                                     983                 34,975
Tesoro                                                   1,225                 20,200
Total                                                   19,232(c)           1,168,093
Valero Energy                                            4,417                133,835
Williams Companies                                       5,245                124,044
XTO Energy                                               2,264                105,321
                                                                      ---------------
Total                                                                      23,537,344
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                              15,993                418,697
MeadWestvaco                                             1,491                 34,755
Weyerhaeuser                                             6,682                404,796
                                                                      ---------------
Total                                                                         858,248
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PERSONAL PRODUCTS (0.9%)
Avon Products                                           42,309             $1,758,785
Estee Lauder Companies Cl A                              2,162                107,905
Herbalife                                                7,890(c)             311,813
                                                                      ---------------
Total                                                                       2,178,503
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.4%)
Bristol-Myers Squibb                                   203,538              4,243,767
Elan ADR                                                17,024(b,c)           181,646
Eli Lilly & Co                                           6,961                306,493
Johnson & Johnson                                       18,848              1,305,789
Merck & Co                                              95,830              3,024,395
Pfizer                                                 313,032              5,772,311
Schering-Plough                                         34,554                638,212
Wyeth                                                   55,285              2,042,228
                                                                      ---------------
Total                                                                      17,514,841
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (--%)
Monster Worldwide                                        1,076(b)              16,043
Robert Half Intl                                         1,362                 33,710
                                                                      ---------------
Total                                                                          49,753
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Boston Properties                                          718                 67,248
HCP                                                      2,009                 80,621
Plum Creek Timber                                        1,464                 72,995
ProLogis                                                 1,917                 79,115
Public Storage                                             800                 79,208
Simon Property Group                                     1,075                104,274
Vornado Realty Trust                                       826                 75,125
                                                                      ---------------
Total                                                                         558,586
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
CSX                                                      2,196                119,836
Hertz Global Holdings                                  126,411(b)             956,931
Norfolk Southern                                         3,146                208,297
                                                                      ---------------
Total                                                                       1,285,064
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Analog Devices                                           1,987                 52,357
Applied Materials                                       10,186                154,114
Atmel                                                   45,909(b)             155,632
Broadcom Cl A                                            3,315(b)              61,758
Cypress Semiconductor                                    3,256(b)              16,996
Fairchild Semiconductor Intl                            15,852(b)             140,924
Himax Technologies ADR                                  53,237(c)             153,855
Infineon Technologies                                   57,461(b,c)           322,208
Infineon Technologies ADR                               28,826(b,c)           161,137
Intel                                                  120,371              2,254,550
MEMC Electronic Materials                                5,479(b)             154,837
Micron Technology                                      189,725(b)             768,387
Microsemi                                                1,298(b)              33,073
Natl Semiconductor                                       2,911                 50,098
ON Semiconductor                                        15,320(b)             103,563
Skyworks Solutions                                       5,726(b)              47,869
Spansion Cl A                                          257,482(b)             399,097
Teradyne                                                39,103(b)             305,394
Texas Instruments                                       13,997                300,936
                                                                      ---------------
Total                                                                       5,636,785
-------------------------------------------------------------------------------------


SOFTWARE (4.5%)
Adobe Systems                                            5,896(b)             232,715
Autodesk                                                 6,946(b)             233,038
BMC Software                                             1,032(b)              29,546
CA                                                       1,784                 35,609
Cadence Design Systems                                  30,229(b)             204,348
Citrix Systems                                           4,193(b)             105,915
Electronic Arts                                          4,172(b)             154,322
Intuit                                                   1,560(b)              49,312
Microsoft                                              236,000              6,298,841
Nintendo ADR                                            35,678(c)           1,885,939
Oracle                                                  73,133(b)           1,485,331
SAP                                                      1,659(c)              88,267
Symantec                                                 6,972(b)             136,512
                                                                      ---------------
Total                                                                      10,939,695
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                                 4,942                194,962
AutoNation                                               1,158(b)              13,016
AutoZone                                                   446(b)              55,010
Bed Bath & Beyond                                        2,332(b)              73,248
Best Buy                                                 2,445                 91,688
Gap                                                      7,615                135,395
Home Depot                                              32,509                841,657
Lowe's Companies                                        32,881                778,950
Office Depot                                             2,080(b)              12,106
RadioShack                                               1,124                 19,423
Sherwin-Williams                                           810                 46,300
Staples                                                  6,010                135,225
                                                                      ---------------
Total                                                                       2,396,980
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Nike Cl B                                                3,283                219,633
VF                                                       1,487                114,960
                                                                      ---------------
Total                                                                         334,593
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                              8,062                 14,350
Hudson City Bancorp                                      3,562                 65,719
Washington Federal                                         935                 17,251
                                                                      ---------------
Total                                                                          97,320
-------------------------------------------------------------------------------------


TOBACCO (2.4%)
Altria Group                                            62,757              1,245,099
Lorillard                                                8,590                611,179
Philip Morris Intl                                      76,474              3,678,399
UST                                                      2,172                144,525
                                                                      ---------------
Total                                                                       5,679,202
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                   933                 46,081
WW Grainger                                                606                 52,704
                                                                      ---------------
Total                                                                          98,785
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Sprint Nextel                                           49,795                303,750
Vodafone Group                                       1,887,033(c)           4,166,324
Vodafone Group ADR                                      67,553(c)           1,492,921
                                                                      ---------------
Total                                                                       5,962,995
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $279,652,979)                                                     $238,794,916
-------------------------------------------------------------------------------------






OPTIONS PURCHASED (0.1%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hertz Global Holdings(h)
Telefonica(h)
Vodafone Group ADR(h)            13,157     $100.00        Jan. 2009           $1,412
Hong Kong Dollar                 65,974        7.73       March 2009           21,026
Nokia                               509       18.00(i)     Dec. 2008            7,881
Nokia ADR                           395       21.00        Oct. 2008            7,900
-------------------------------------------------------------------------------------


PUTS
S&P 500 Index                         7    1,280.00        Oct. 2008           83,895
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $251,618)                                                             $122,114
-------------------------------------------------------------------------------------






MONEY MARKET FUND (1.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              3,117,297(j)          $3,117,297
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,117,297)                                                         $3,117,297
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $283,021,894)(k)                                                  $242,034,327
=====================================================================================




INVESTMENTS IN DERIVATIVES

OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2008


                                                             NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                          PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(A)
--------------------------------------------------------------------------------------------------------------------
Nokia ADR                                          Call         395         $23      $11,455    Oct. 2008    $2,963




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2008


                                                    CURRENCY TO              CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE                                      BE DELIVERED              BE RECEIVED        APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Oct. 2, 2008                                                 200,114                  138,092          $--        $(5,749)
                                                         U.S. Dollar   European Monetary Unit
---------------------------------------------------------------------------------------------------------------------------
Oct. 3, 2008                                                  19,307                   15,293           42             --
                                                   Australian Dollar              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 6, 2008                                               1,138,000                2,023,705          282             --
                                                       British Pound              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 7, 2008                                               1,576,000                2,802,128           --           (340)
                                                       British Pound              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 8, 2008                                                 455,000                  378,583       19,187             --
                                                   Australian Dollar              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 10, 2008                                              2,921,000                4,135,435       20,468             --
                                              European Monetary Unit              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Oct. 14, 2008                                              2,515,000                3,565,088       20,499             --
                                              European Monetary Unit              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $60,478        $(6,089)
---------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 10.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $1,835,060 or 0.8% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 04-29-08      $2,061,767
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 03-14-08         782,979
Virgin Media                         08-14-06 thru 08-06-08      12,667,761


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) At Sept. 30, 2008, securities valued at $736,675 were held to cover open call options written.

(h) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(i)  Exercise prices are stated in foreign currency.

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(k) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $283,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $13,513,000
Unrealized depreciation                                                      (54,501,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(40,988,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
5 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                     FAIR VALUE AT SEPT. 30, 2008
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $241,830,243      $204,084        $--      $242,034,327
Other financial instruments*                                  57,352            --         --            57,352

---------------------------------------------------------------------------------------------------------------
Total                                                   $241,887,595      $204,084        $--      $242,091,679
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



--------------------------------------------------------------------------------
6 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 25, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 25, 2008